UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT 06082
(Name and address of agent for service)

  Registrant’s telephone number, including area code:       (860) 562-1000

  Date of fiscal year end:     9/30/2016

  Date of reporting period:       12/31/2015

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 102.3%

CORPORATE DEBT — 24.8%
Airlines — 0.8%
America West Airlines, Inc. 8.057% 1/02/22	$911,672	$1,023,352
Continental Airlines, Inc. 5.983% 10/19/23	3,754,316	4,145,891
Continental Airlines, Inc. 6.545% 8/02/20	746,808	794,380
Continental Airlines, Inc. 8.048% 5/01/22	2,341,172	2,622,113
US Airways, Inc. 7.125% 4/22/25	1,357,917	1,561,604

		10,147,340

Auto Manufacturers — 0.2%
General Motors Co. 3.500% 10/02/18	1,110,000	1,121,144
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,342,963

		2,464,107

Banks — 5.5%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,089,673
Bank of America Corp. 5.650% 5/01/18	7,100,000	7,634,687
Bank of America NA 3 mo. USD LIBOR + .420%, FRN 0.764% 5/08/17	2,500,000	2,493,825
Capital One NA 2.350% 8/17/18	2,100,000	2,103,946
CIT Group, Inc. 5.250% 3/15/18	1,406,000	1,451,695
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 0.943% 8/25/36	2,000,000	1,518,656
Citigroup, Inc. 5.850% 8/02/16	1,050,000	1,077,127
Credit Suisse AG 3 mo. USD LIBOR + .490%, FRN 0.897% 5/26/17	2,115,000	2,107,151
Credit Suisse Group Funding Guernsey Ltd. (a) 3.125% 12/10/20	1,300,000	1,294,095
Discover Bank 2.000% 2/21/18	1,565,000	1,554,419
TheGoldman Sachs Group, Inc. 4.750% 10/21/45	2,000,000	1,986,754
JP Morgan Chase & Co. 3 mo. USD LIBOR + .550%, FRN 0.870% 4/25/18	2,700,000	2,681,146

	Principal Amount	Value
JP Morgan Chase & Co. 6.300% 4/23/19	$6,900,000	$7,736,977
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	12,509,172
Lloyds Banking Group PLC 4.500% 11/04/24	4,000,000	4,060,508
Rabobank Nederland NY 3 mo. USD LIBOR + .330%, FRN 0.653% 4/28/17	3,900,000	3,895,538
Royal Bank of Scotland Group PLC 6.400% 10/21/19	3,250,000	3,605,807
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	1,986,422
UBS AG 7.625% 8/17/22	4,400,000	5,016,000

		72,803,598

Beverages — 0.1%
DS Services of America, Inc. (a) 10.000% 9/01/21	1,400,000	1,589,000

Biotechnology — 0.4%
Amgen, Inc. 4.400% 5/01/45	675,000	625,403
Celgene Corp. 3.875% 8/15/25	2,000,000	1,991,900
Gilead Sciences, Inc. 3.650% 3/01/26	2,700,000	2,722,893

		5,340,196

Diversified Financial — 5.6%
Ally Financial, Inc. 5.500% 2/15/17	2,100,000	2,163,000
American Express Credit Corp. 2.600% 9/14/20	2,100,000	2,104,851
Federal Home Loan Banks STEP 1.250% 6/28/30	6,970,000	6,944,018
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	19,999,830
Federal National Mortgage Association 1 mo. USD LIBOR + .010%, FRN 0.279% 10/05/17	14,890,000	14,863,713
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + .450%, FRN 0.794% 11/08/16	5,400,000	5,362,259
GE Capital International Funding Co. (a) 3.373% 11/15/25	2,980,000	3,033,893
GE Capital International Funding Co. (a) 4.418% 11/15/35	2,548,000	2,600,188
General Electric Capital Corp. 3.100% 1/09/23	1,146,000	1,163,204

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 6.875% 1/10/39	$716,000	$975,960
TheGoldman Sachs Group, Inc. 3 mo. USD LIBOR + .450%, FRN 1.036% 3/22/16	6,800,000	6,793,581
TheGoldman Sachs Group, Inc. 3 mo. USD LIBOR + 1.600%, FRN 2.012% 11/29/23	1,200,000	1,210,650
International Lease Finance Corp. (a) 7.125% 9/01/18	2,000,000	2,192,500
Macquarie Bank Ltd. (a) 6.625% 4/07/21	2,100,000	2,352,590
Morgan Stanley 4.750% 3/22/17	2,900,000	3,003,875

		74,764,112

Diversified Financial Services — 0.1%
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,494,149

Electric — 1.7%
Aep Texas Central Co. (a) 3.850% 10/01/25	2,000,000	2,021,712
Berkshire Hathaway Energy Co. 4.500% 2/01/45	1,000,000	960,792
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,239,295
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,014,064
Indianapolis Power & Light Co. (a) 4.700% 9/01/45	2,000,000	2,006,114
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,805,930
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	1,926,281
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	4,000,000	4,003,728
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,078,436
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	1,980,260

		23,036,612

Foods — 0.1%
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	1,750,000	1,828,589

Gas — 0.3%
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	800,000	901,394
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,276,397

		4,177,791

	Principal Amount	Value
Health Care – Services — 0.6%
Community Health Systems, Inc. 5.125% 8/15/18	$700,000	$703,500
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	1,400,000	1,351,000
HCA, Inc. 6.500% 2/15/20	2,515,000	2,740,093
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN (a) 4.012% 6/15/20	1,365,000	1,330,875
UnitedHealth Group, Inc. 3.750% 7/15/25	2,085,000	2,149,376

		8,274,844

Insurance — 2.2%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	1,877,024
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	4,540,000	4,412,331
TheGuardian Life Insurance Co. of America (a) 4.875% 6/15/16	3,000,000	2,848,095
Jackson National Life Global Funding (a) 2.600% 12/09/20	2,085,000	2,074,617
New York Life Global Funding (a) 1.550% 11/02/18	2,000,000	1,983,710
Principal Life Global Funding II (a) 1.200% 5/19/17	6,300,000	6,278,970
Reliance Standard Life Global Funding II (a) 2.150% 10/15/18	2,795,000	2,778,487
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	3,915,060
ZFS Finance USA Trust II 3 mo. USD LIBOR + 2.000%, VRN (a) 6.450% 6/19/64	3,000,000	3,031,500

		29,199,794

Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/23	1,500,000	1,500,000
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	1,300,000	1,352,000
CCO Safari II LLC (a) 4.908% 7/23/25	3,945,000	3,941,162
DISH DBS Corp. 6.750% 6/01/21	695,000	700,212

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neptune Finco Corp. (a) 6.625% 10/15/25	$1,405,000	$1,461,200

		8,954,574

Oil & Gas — 0.8%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	765,582
BP Capital Markets PLC 3.535% 11/04/24	5,000,000	4,863,145
Canadian Natural Resources Ltd. 3.900% 2/01/25	1,600,000	1,396,006
Chesapeake Energy Corp. 6.625% 8/15/20	500,000	145,000
Continental Resources, Inc. 4.900% 6/01/44	1,000,000	602,976
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	979,024
Shell International Finance BV 4.375% 5/11/45	1,415,000	1,335,855

		10,087,588

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.512% 12/15/19	650,000	635,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	1,975,000	2,008,950

		2,644,325

Pharmaceuticals — 0.5%
AbbVie, Inc. 4.700% 5/14/45	1,985,000	1,940,270
Actavis Funding SCS 3.800% 3/15/25	2,630,000	2,616,569
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	352,000
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	821,000	732,742
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	401,625

		6,043,206

Pipelines — 1.0%
Boardwalk Pipelines LP 3.375% 2/01/23	5,000,000	4,020,315
Energy Transfer Partners LP 3.600% 2/01/23	4,790,000	3,942,951
Energy Transfer Partners LP 5.950% 10/01/43	750,000	601,687

	Principal Amount	Value
EnLink Midstream Partners LP 5.050% 4/01/45	$2,650,000	$1,643,212
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	2,010,000	1,969,800
Sabine Pass LNG LP 7.500% 11/30/16	325,000	323,375
Spectra Energy Partners LP 4.500% 3/15/45	1,610,000	1,237,245

		13,738,585

Real Estate — 0.4%
American Campus Communities, Inc. 3.350% 10/01/20	3,000,000	2,995,629
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	2,235,000	2,215,824

		5,211,453

Real Estate Investment Trusts (REITS) — 1.5%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,074,888
Boston Properties LP 3.700% 11/15/18	3,495,000	3,620,561
HCP, Inc. 3.750% 2/01/16	2,975,000	2,979,189
HCP, Inc. 4.000% 12/01/22	3,500,000	3,483,819
HCP, Inc. 5.625% 5/01/17	1,500,000	1,568,999
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,940,106
Vereit Operating Partnership LP 2.000% 2/06/17	2,105,000	2,083,950
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,276,569

		20,028,081

Retail — 0.4%
Walgreens Boots Alliance, Inc. 3 mo. USD LIBOR + .450%, FRN 0.814% 5/18/16	5,000,000	4,982,645

Software — 0.3%
First Data Corp. (a) 5.375% 8/15/23	1,400,000	1,407,000
Microsoft Corp. 3.750% 2/12/45	600,000	552,849
Microsoft Corp. 4.450% 11/03/45	2,000,000	2,062,446

		4,022,295

Telecommunications — 1.4%
Altice US Finance I Corp. (a) 5.375% 7/15/23	1,400,000	1,403,500

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 4.750% 5/15/46	$2,900,000	$2,655,228
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,374,204
Sprint Communications, Inc. (a) 9.000% 11/15/18	1,666,000	1,753,465
T-Mobile USA, Inc. 6.500% 1/15/26	1,300,000	1,312,337
Verizon Communications, Inc. 3 mo. USD LIBOR + 1.750%, FRN 2.252% 9/14/18	7,300,000	7,474,733
Verizon Communications, Inc. 2.500% 9/15/16	617,000	621,815
Verizon Communications, Inc. 3.650% 9/14/18	2,300,000	2,405,089

		19,000,371

TOTAL CORPORATE DEBT (Cost $336,658,746)		329,833,255

MUNICIPAL OBLIGATIONS — 1.8%
City of New York NY 6.271% 12/01/37	1,750,000	2,241,662
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,613,118
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	10,000,000	11,217,900
New York State Dormitory Authority 5.051% 9/15/27	600,000	679,338
State of California 7.950% 3/01/36	700,000	837,417

		23,589,435

TOTAL MUNICIPAL OBLIGATIONS (Cost $20,512,701)		23,589,435

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
Automobile ABS — 0.3%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	3,495,000	3,482,055
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A2 0.400% 12/15/16	791,471	791,445

		4,273,500

Commercial MBS — 4.4%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA, VRN (a) 7.892% 2/24/51	5,753,508	5,889,494

	Principal Amount	Value
BCRR Trust, Series 2009-1, Class 2A2, VRN (a) 5.858% 7/17/40	$31,036,000	$32,351,548
Commercial Mortgage Trust, Series 2007-CD4, Class A1A, VRN 5.289% 12/11/49	6,579,606	6,724,557
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, VRN 6.067% 2/15/41	2,800,000	2,947,609
DBRR Trust, Series 2013-EZ3, Class A, VRN (a) 1.636% 12/18/49	3,206,236	3,196,649
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A2 2.206% 5/15/45	2,304,420	2,313,243
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2 (a) 3.673% 2/15/46	929,911	937,799
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2 5.300% 11/15/38	2,182,879	2,188,649
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,430,271	2,520,691

		59,070,239

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2014-A3, Class A3, 1 mo. LIBOR + .200%, FRN 0.487% 5/09/18	3,480,000	3,478,324

Home Equity ABS — 2.0%
ABFC Trust, Series 2005-WF1, Class A2C, 1 mo. USD LIBOR + .620%, FRN 0.841% 12/25/34	3,293,109	3,270,162
Accredited Mortgage Loan Trust, Series 2006-1, Class A3, 1 mo. USD LIBOR + .180%, FRN 0.602% 4/25/36	2,083,127	2,066,864
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 0.612% 5/25/37	1,648,037	1,590,522
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 0.572% 5/25/36	1,741,827	1,666,367

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 0.582% 1/25/34	$863,655	$806,546
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 1 mo. USD LIBOR + .350%, FRN 0.772% 4/25/36	2,156,670	2,146,759
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 1.277% 8/25/34	1,984,025	1,875,695
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.782% 10/25/35	2,010,281	1,857,381
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 1.622% 10/25/33	5,280,600	4,896,152
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 1.222% 10/25/35	1,161,596	1,032,795
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 0.822% 12/25/35	4,600,000	4,399,960
Soundview Home Loan Trust, Series 2007-NS1, Class A2, 1 mo. USD LIBOR + .150%, FRN 0.572% 1/25/37	473,824	470,526

		26,079,729

Other ABS — 4.3%
Ameriquest Mortgage Securities, Inc., Series 2005-R7, Class A2D, 1 mo. USD LIBOR + .370%, FRN 0.792% 9/25/35	2,244,767	2,244,839
AMMC CLO XIV Ltd., Series 2014-14A, Class A1L, 3 mo. USD LIBOR + 1.450%, FRN (a) 1.770% 7/27/26	2,400,000	2,373,624
Cedar Funding CLO Ltd., Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.530%, FRN (a) 1.900% 5/20/26	2,000,000	1,976,750
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 4/15/27	3,650,000	3,625,428
Flatiron CLO Ltd., Series 2014-1A, Class A1, 3 mo. USD LIBOR + 1.380%, FRN (a) 1.695% 7/17/26	3,800,000	3,748,662

	Principal Amount	Value
Limerock CLO III LLC, Series 2014-3A, Class A1, 3 mo. USD LIBOR + 1.530%, FRN (a) 1.817% 10/20/26	$3,000,000	$2,967,138
Magnetite CLO Ltd., Series 2015-12A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 4/15/27	3,630,000	3,605,766
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 0.712% 2/25/36	7,776,165	6,875,785
Park Place Securities, Inc., Series 2005-WCW1, Class M1, 1 mo. USD LIBOR + .450%, FRN 0.671% 9/25/35	5,942,665	5,943,451
Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A3, 1 mo. USD LIBOR + .160%, FRN 0.381% 7/25/36	2,251,067	2,247,324
RAAC Trust, Series 2007-SP1, Class M1, 1 mo. USD LIBOR + .570%, FRN 0.992% 3/25/37	4,600,000	3,826,073
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 0.581% 10/25/35	5,558,384	5,537,539
Voya CLO Ltd., Series 2015-1A, Class A1, 3 mo. USD LIBOR + 1.480%, FRN (a) 1.795% 4/18/27	3,590,000	3,550,517
Voya CLO Ltd., Series 2014-4A, Class A1, 3 mo. USD LIBOR + 1.500%, FRN (a) 1.821% 10/14/26	3,750,000	3,725,111
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 0.451% 5/25/36	4,922,335	4,915,185

		57,163,192

Student Loans ABS — 7.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. LIBOR + .700%, FRN (a) 0.921% 7/25/56	5,106,459	4,957,566
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. LIBOR + .800%, FRN (a) 1.021% 4/26/32	4,100,000	3,953,079

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. LIBOR + .170%, FRN 0.563% 5/28/30	$5,758,534	$5,647,206
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. LIBOR + .600%, FRN 0.821% 5/27/31	7,680,000	7,330,405
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. LIBOR + .600%, FRN (a) 0.821% 9/25/42	6,305,000	6,077,913
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. LIBOR + .160%, FRN 0.672% 12/15/38	7,380,000	6,349,295
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. LIBOR + .160%, FRN 0.672% 9/15/39	7,720,000	6,596,494
SLM Student Loan Trust, Series 2003-11, Class A5, 3 mo. LIBOR + .050%, FRN (a) 0.562% 12/15/22	4,459,311	4,440,582
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. LIBOR + .300%, FRN 0.620% 1/25/41	3,588,691	2,998,795
SLM Student Loan Trust, Series 2007-6, Class A4, 3 mo. LIBOR + .380%, FRN 0.700% 10/25/24	7,770,000	7,376,556
SLM Student Loan Trust, Series 2012-6, Class A2, 1 mo. LIBOR + .280%, FRN 0.702% 9/25/19	3,752,036	3,739,306
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. LIBOR + .280%, FRN 0.702% 9/25/19	4,723,429	4,665,830
SLM Student Loan Trust, Series 2004-5A, Class A5, 3 mo. LIBOR + .600%, FRN (a) 0.920% 10/25/23	2,723,735	2,716,739
SLM Student Loan Trust, Series 2011-2, Class A1, 1 mo. LIBOR + .600%, FRN 1.022% 11/25/27	5,443,981	5,387,503
SLM Student Loan Trust, Series 2012-2, Class A, 1 mo. LIBOR + .700%, FRN 1.122% 1/25/29	4,832,454	4,716,220
SLM Student Loan Trust, Series 2008-9, Class A, 3 mo. LIBOR + 1.500% , FRN 1.820% 4/25/23	5,400,378	5,402,212
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.020% 7/25/23	4,355,000	4,371,922
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. LIBOR + 1.850% , FRN 2.170% 7/25/29	3,735,000	3,447,347

	Principal Amount	Value
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. LIBOR + 2.250% , FRN 2.570% 10/25/29	$3,630,000	$3,390,166
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. LIBOR + .170%, FRN (a) 0.490% 4/25/40	3,300,000	2,908,597

		96,473,733

WL Collateral CMO — 5.6%
Banc of America Funding Ltd., Series 2012-R5, Class A, 1 mo. LIBOR + .260%, FRN (a) 0.503% 10/03/39	1,708,574	1,699,445
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, FRN 2.514% 5/25/35	4,637,365	4,126,038
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1, FRN 5.413% 9/25/36	193,256	167,799
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, FRN 2.670% 3/25/36	27,637	25,786
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, FRN 2.379% 11/25/35	7,171,345	6,193,123
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, FRN 2.793% 9/25/35	2,594,279	2,592,201
HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1 mo. USD LIBOR + .340%, FRN 0.742% 6/20/35	6,398,500	5,864,075
Indymac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 0.602% 2/25/37	4,772,795	4,493,698
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, FRN 4.441% 7/25/36	7,154,747	6,058,953
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 1 mo. USD LIBOR + .520%, FRN 0.741% 1/25/36	2,380,104	2,136,337
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, FRN 2.872% 8/25/35	2,268,866	2,181,982
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, FRN 4.813% 4/25/37	6,450,725	5,771,179
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, FRN 2.379% 4/25/34	2,725,622	2,516,331

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 0.993% 6/26/47	$6,505,499	$6,275,146
Opteum Mortgage Acceptance Corp., Series 2005-5, Class 1APT, 1 mo. USD LIBOR + .280%, FRN 0.501% 12/25/35	2,158,393	1,863,786
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 0.607% 8/25/36	1,722,062	1,432,298
STARM Mortgage Loan Trust, Series 2007-1, Class 3A1, FRN 6.005% 2/25/37	1,067,383	1,049,675
Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class A3, 1 mo. USD LIBOR + .220%, FRN 0.441% 9/25/47	3,865,543	3,054,629
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 0.531% 1/25/45	2,849,533	2,607,529
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	5,731,521	3,763,686
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1, FRN 2.703% 7/25/36	2,279,136	2,194,375
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR3, Class A4, FRN 5.810% 4/25/37	5,542,907	5,046,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, FRN 2.996% 2/25/34	1,271,582	1,270,160
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	2,312,416	2,288,273

		74,673,047

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $315,815,799)		321,211,764

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 27.9%
Collateralized Mortgage Obligations — 1.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series KS02, Class A 1 mo. LIBOR + .380%, FRN 0.573% 8/25/23	$4,030,905	$4,026,571
Series KS03, Class A4 3.161% 5/25/25	1,355,000	1,364,220
Series K041, Class A2 3.171% 10/25/24	1,555,000	1,590,195
Series K040, Class A2 3.241% 9/25/24	6,690,000	6,879,601
Series K151, Class A3 3.511% 4/25/30	2,870,000	2,916,270
Series KSCT, Class A2 4.285% 1/25/20	1,960,000	2,132,144

		18,909,001

Pass-Through Securities — 26.5%
Federal Home Loan Mortgage Corp. Pool #G18568 2.500% 9/01/30	9,170,784	9,260,342
Pool #G18565 3.000% 8/01/30	1,591,749	1,642,113
Pool #G08653 3.000% 7/01/45	10,293,384	10,286,549
Pool #G07848 3.500% 4/01/44	12,860,189	13,325,868
Pool #G07924 3.500% 1/01/45	12,852,002	13,275,214
Pool #G08641 3.500% 5/01/45	12,195,997	12,561,400
Pool #G08654 3.500% 7/01/45	7,701,880	7,932,635
Pool #G60138 3.500% 8/01/45	8,027,804	8,312,225
Pool #G08671 3.500% 10/01/45	5,632,998	5,801,767
Pool #G60238 3.500% 10/01/45	13,211,344	13,642,260
Pool #G08681 3.500% 12/01/45	7,900,000	8,136,691
Pool #G08669 4.000% 9/01/45	6,497,553	6,872,938
Pool #G08672 4.000% 10/01/45	6,501,212	6,876,810
Pool #G08677 4.000% 11/01/45	6,546,864	6,925,099
Pool #A95282 4.500% 12/01/40	113,857	123,134

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Pool #AM0359 2.310% 8/01/22	$2,200,000	$2,165,381
Pool #470529 2.475% 4/01/19	1,746,150	1,769,802
Pool #AL6829 2.966% 5/01/27	4,781,560	4,708,390
Pool #AB1768 3.000% 11/01/25	12,281	12,700
Pool #AB7164 3.000% 12/01/27	452,247	467,299
Pool #AB9656 3.000% 6/01/28	396,025	409,143
Pool #AU7545 3.000% 10/01/28	44,488	46,072
Pool #AS2541 3.000% 5/01/29	901,036	930,602
Pool #AW4568 3.000% 6/01/29	453,830	469,288
Pool #MA1607 3.000% 10/01/33	6,574,557	6,738,664
Pool #466386 3.430% 10/01/20	2,983,942	3,132,630
Pool #AB4262 3.500% 1/01/32	5,765,165	6,029,777
Pool #MA1148 3.500% 8/01/42	11,856,633	12,237,805
Pool #MA1404 3.500% 4/01/43	6,307,263	6,512,002
Pool #MA1463 3.500% 6/01/43	961,011	992,206
Pool #466216 3.540% 10/01/20	2,500,000	2,639,798
Pool #AM4407 3.650% 9/01/23	1,964,171	2,093,413
Pool #FN0001 3.765% 12/01/20	7,046,069	7,508,348
Pool #468518 3.930% 7/01/21	1,789,272	1,926,435
Pool #AW8335 4.000% 9/01/44	4,936,990	5,274,673
Pool #AX2127 4.000% 10/01/44	7,097,793	7,584,381
Pool #FN0003 4.284% 1/01/21	2,777,070	3,023,658
Pool #468066 4.295% 6/01/21	4,216,649	4,608,230
Pool #AA4986 4.500% 3/01/39	304,288	332,458
Pool #AD1654 4.500% 3/01/40	606,718	664,119

	Principal Amount	Value
Pool #AE3204 4.500% 10/01/40	$242,732	$263,573
Pool #MA1159 4.500% 8/01/42	489,651	530,315
Pool #467731 4.620% 4/01/21	2,096,084	2,316,051
Pool #833215 5.000% 9/01/35	1,335,551	1,473,280
Pool #AA0974 5.000% 2/01/37	19,903	21,955
Pool #991101 5.000% 12/01/38	26,561	29,557
Pool #AD7136 5.000% 7/01/40	116,233	128,111
Pool #AE5002 5.000% 11/01/40	55,126	61,009
Pool #AB2350 5.000% 2/01/41	134,310	148,161
Pool #AL0933 5.000% 10/01/41	165,532	182,602
Pool #AQ1351 5.000% 11/01/42	250,944	277,960
Pool #357829 6.000% 6/01/35	367,423	416,416
Pool #896019 6.000% 8/01/36	7,541	8,535
Pool #AE0394 6.000% 1/01/39	10,407	11,747
Pool #AL0013 6.000% 4/01/40	625,867	706,447
Pool #AL0152 6.000% 6/01/40	293,813	331,641
Pool #AL3365 6.000% 5/01/41	2,415,377	2,726,357
Federal National Mortgage Association TBA Pool #3348 2.500% 3/01/28 (b)	7,750,000	7,811,758
Pool #4241 3.000% 12/01/42 (b)	20,630,000	20,625,164
Pool #1963 3.500% 7/01/43 (b)	35,395,000	36,509,390
Pool #9174 4.000% 9/01/42 (b)	9,360,000	9,902,588
Pool #18718 4.500% 5/01/40 (b)	1,320,000	1,425,600
Pool #3534 4.500% 5/01/40 (b)	9,405,000	10,141,970
Government National Mortgage Association Pool #670848 5.000% 1/15/38	11,385	12,525

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #676882 5.000% 3/15/38	$366,566	$403,280
Pool #782487 5.000% 12/15/38	501,786	555,022
Pool #701354 5.000% 2/15/39	229,815	253,048
Pool #716783 5.000% 4/15/39	1,416,671	1,561,216
Pool #782632 5.000% 4/15/39	40,553	44,983
Pool #721292 5.000% 6/15/40	10,923	12,108
Pool #743991 5.000% 11/15/40	84,800	94,976
Pool #760376 5.000% 9/15/41	29,513	32,838
Pool #760389 5.000% 10/15/41	489,666	538,709
Government National Mortgage Association II Pool #MA3033 3.000% 8/20/45	9,050,255	9,179,292
Pool #MA2961 3.500% 7/20/45	6,207,998	6,478,143
Pool #MA3173 3.500% 10/20/45	6,765,744	7,062,273
Pool #MA3106 4.000% 9/20/45	7,880,833	8,382,928
Government National Mortgage Association II TBA Pool #207 3.500% 12/01/43 (b)	10,150,000	10,581,375
Pool #872 4.500% 3/01/41 (b)	4,000,000	4,297,500

		352,792,722

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $373,546,216)		371,701,723

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bonds & Notes — 23.7%
U.S. Treasury Bond 3.000% 11/15/45	34,495,000	34,414,827
U.S. Treasury Inflation Index 0.125% 4/15/16	4,046,088	4,030,336
U.S. Treasury Inflation Index 0.125% 7/15/24	11,123,545	10,564,331
U.S. Treasury Inflation Index 0.250% 1/15/25	21,383,800	20,410,666

	Principal Amount	Value
U.S. Treasury Inflation Index 0.750% 2/15/45	$16,074,468	$14,018,689
U.S. Treasury Inflation Index 1.375% 2/15/44	17,813,177	18,128,612
U.S. Treasury Inflation Index 2.500% 7/15/16	2,384,883	2,423,296
U.S. Treasury Note 0.750% 10/31/17	28,905,000	28,749,185
U.S. Treasury Note 0.875% 11/30/17	7,705,000	7,682,201
U.S. Treasury Note 1.000% 12/31/17	26,300,000	26,267,125
U.S. Treasury Note 1.375% 10/31/20	14,640,000	14,382,228
U.S. Treasury Note 1.625% 11/30/20	54,355,000	54,035,452
U.S. Treasury Note 1.750% 12/31/20	26,910,000	26,888,978
U.S. Treasury Note 2.250% 11/15/25	52,920,000	52,803,206

		314,799,132

TOTAL U.S. TREASURY OBLIGATIONS (Cost $320,330,451)		314,799,132

TOTAL BONDS & NOTES (Cost $1,366,863,913)		1,361,135,309

TOTAL LONG-TERM INVESTMENTS (Cost $1,366,863,913)		1,361,135,309

SHORT-TERM INVESTMENTS — 7.8%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (c)	27,235,989	27,235,989

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	245,517	245,517

U.S. Treasury Bills — 5.7%
U.S. Treasury Bill (d) 0.000% 1/07/16	570,000	569,998
U.S. Treasury Bill 0.000% 1/14/16	9,120,000	9,119,717
U.S. Treasury Bill (d) 0.000% 2/25/16	9,105,000	9,103,898
U.S. Treasury Bill 0.000% 4/07/16	49,230,000	49,210,702

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 4/14/16	$8,180,000	$8,175,763

		76,180,078

TOTAL SHORT-TERM INVESTMENTS (Cost $103,652,594)		103,661,584

TOTAL INVESTMENTS — 110.1% (Cost $1,470,516,507) (e)		1,464,796,893

Other Assets/(Liabilities) — (10.1)%		(134,276,802)

NET ASSETS — 100.0%		$1,330,520,091

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $175,886,600 or 13.22% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $27,236,019. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $27,784,985.
(d)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 6.692%	6,050	$157,240

TOTAL PREFERRED STOCK (Cost $162,660)		157,240

TOTAL EQUITIES (Cost $162,660)		157,240

	Principal Amount
BONDS & NOTES — 92.2%

BANK LOANS — 3.1%
Airlines — 0.2%
American Airlines, Inc., New Term Loan 3.250% 6/26/20	$491,250	483,036

Building Materials — 0.1%
ABC Supply Co., Inc., Term Loan 3.500% 4/16/20	138,135	136,796

Coal — 0.1%
Murray Energy Corp., Term Loan B2 7.500% 4/16/20	198,982	126,141

Commercial Services — 0.0%
Brickman Group Ltd. LLC, 1st Lien Term Loan 4.000% 12/18/20	129,015	124,691

Diversified Financial Services — 0.1%
Ziggo Financing Partnership, USD Term Loan B1 3.500% 1/15/22	107,238	104,006
Ziggo Financing Partnership, USD Term Loan B2A 3.500% 1/15/22	69,106	67,023
Ziggo Financing Partnership, USD Term Loan B3 3.500% 1/15/22	113,655	110,230

		281,259

Electric — 0.4%
Energy Future Intermediate Holding Co. LLC, DIP Term Loan 4.250% 6/19/16	1,060,000	1,054,965

	Principal Amount	Value
Health Care – Services — 0.1%
MPH Acquisition Holdings LLC, Term Loan 3.750% 3/31/21	$353,856	$343,831

Lodging — 0.0%
Station Casinos LLC, Term Loan B 4.250% 3/02/20	18,950	18,536

Machinery – Diversified — 0.0%
Gardner Denver, Inc., USD Term Loan 4.250% 7/30/20	136,850	122,789

Media — 0.3%
Univision Communications, Inc., Term Loan C3 4.000% 3/01/20	347,221	339,162
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	426,611	416,799

		755,961

Mining — 0.0%
FMG Resources (August 2006) Property Ltd., New Term Loans B 4.250% 6/30/19	146,009	107,879

Packaging & Containers — 0.0%
Berry Plastics Holding Corp., Term Loan F 4.000% 10/01/22	38,948	38,558

Pharmaceuticals — 0.2%
DPx Holdings B.V., 2014 USD Incremental Term Loan 4.250% 3/11/21	357,280	343,882
Valeant Pharmaceuticals International, Term Loan B F1 4.000% 4/01/22	267,975	257,189

		601,071

Retail — 0.7%
1011778 B.C. Unlimited Liability Co., Term Loan B 3.750% 12/12/21	383,851	380,013
Academy, Ltd., 2015 Term Loan B 5.000% 7/01/22	310,268	298,633
Michaels Stores, Inc., Term Loan B 3.750% 1/28/20	126,750	125,483
The Neiman Marcus Group, Inc., 2020 Term Loan 4.250% 10/25/20	328,329	289,750
PetSmart, Inc., Term Loan B 4.250% 3/11/22	388,050	377,282

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Staples, Inc., Term Loan B 0.000% 4/07/21	$380,000	$375,090

		1,846,251

Software — 0.2%
First Data Corp., Extended 2021 Term Loan 4.418% 3/24/21	100,000	99,500
Kronos, Inc., Initial Incremental Term Loan 4.500% 10/30/19	486,598	477,781

		577,281

Specialty Stores — 0.1%
Party City Holdings, Inc. ., 2015 Term Loan B 4.250% 8/19/22	391,040	379,066

Telecommunications — 0.5%
T-Mobile USA, Inc., Term Loan B 3.500% 11/09/22	100,000	99,891
Telesat Canada, USD Term Loan B2 3.500% 3/28/19	731,203	718,100
Virgin Media Investment Holdings Ltd., USD Term Loan F 3.500% 6/30/23	389,328	380,751

		1,198,742

Transportation — 0.1%
Air Medical Group Holdings, Inc. ., Term Loan B 4.500% 4/28/22	159,200	153,728

TOTAL BANK LOANS (Cost $8,662,379)		8,350,581

CORPORATE DEBT — 31.0%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	56,580

Aerospace & Defense — 0.2%
TheBoeing Co. 4.875% 2/15/20	10,000	11,136
TheBoeing Co. 6.000% 3/15/19	130,000	145,850
Lockheed Martin Corp. 3.100% 1/15/23	70,000	69,954
Lockheed Martin Corp. 3.550% 1/15/26	170,000	170,598
Raytheon Co. 3.125% 10/15/20	120,000	124,390
United Technologies Corp. 4.500% 6/01/42	100,000	100,704

		622,632

	Principal Amount	Value
Agriculture — 1.0%
Altria Group, Inc. 2.850% 8/09/22	$210,000	$204,725
Altria Group, Inc. 4.750% 5/05/21	290,000	314,656
Altria Group, Inc. 5.375% 1/31/44	110,000	118,320
Altria Group, Inc. 9.250% 8/06/19	180,000	220,316
Altria Group, Inc. 9.950% 11/10/38	30,000	48,086
Altria Group, Inc. 10.200% 2/06/39	130,000	213,181
Philip Morris International, Inc. 2.500% 8/22/22	80,000	78,385
Philip Morris International, Inc. 2.900% 11/15/21	240,000	242,869
Philip Morris International, Inc. 4.500% 3/20/42	80,000	79,394
Reynolds American, Inc. 3.250% 6/12/20	120,000	121,956
Reynolds American, Inc. 3.250% 11/01/22	90,000	88,989
Reynolds American, Inc. 3.750% 5/20/23	230,000	229,472
Reynolds American, Inc. 5.850% 8/15/45	460,000	511,401
Reynolds American, Inc. 6.750% 6/15/17	175,000	186,814
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,767

		2,670,331

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	203,392	234,267
United Air Lines, Inc. 9.750% 7/15/18	82,818	87,373

		321,640

Auto Manufacturers — 0.7%
Daimler Finance NA LLC (a) 2.625% 9/15/16	260,000	262,249
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	202,500
Ford Motor Co. 4.750% 1/15/43	660,000	622,137
Ford Motor Credit Co. LLC 3.200% 1/15/21	360,000	357,565
General Motors Co. 6.250% 10/02/43	300,000	316,961
General Motors Financial Co., Inc. 2.750% 5/15/16	50,000	50,146

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 3.250% 5/15/18	$40,000	$40,200
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	28,778
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	9,891
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	81,124

		1,971,551

Automotive & Parts — 0.1%
TheGoodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	102,500
Schaeffler Holding Finance BV (a) 6.750% 11/15/22	200,000	215,000

		317,500

Banks — 7.1%
Bank of America Corp. 3.300% 1/11/23	90,000	88,589
Bank of America Corp. 3.875% 8/01/25	250,000	253,782
Bank of America Corp. 4.000% 4/01/24	270,000	276,133
Bank of America Corp. 4.000% 1/22/25	270,000	264,311
Bank of America Corp. 4.125% 1/22/24	290,000	299,526
Bank of America Corp. 4.200% 8/26/24	380,000	377,028
Bank of America Corp. 4.875% 4/01/44	220,000	227,800
Bank of America Corp. 5.000% 5/13/21	220,000	240,361
Bank of America Corp. 5.000% 1/21/44	460,000	480,097
Bank of America Corp. 5.625% 7/01/20	210,000	233,261
Bank of America Corp. 5.650% 5/01/18	90,000	96,778
Bank of America Corp. 5.750% 12/01/17	30,000	32,093
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	290,000	290,725
Bank of America Corp. 7.625% 6/01/19	40,000	46,333
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	138,667
BNP Paribas SA 2.375% 9/14/17	130,000	131,544
CIT Group Inc 5.000% 8/15/22	110,000	112,957

	Principal Amount	Value
CIT Group, Inc. 5.000% 8/01/23	$150,000	$152,250
Citigroup, Inc. 3.750% 6/16/24	300,000	305,386
Citigroup, Inc. 3.875% 10/25/23	60,000	62,005
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,064,718
Citigroup, Inc. 4.400% 6/10/25	340,000	343,403
Citigroup, Inc. 4.450% 9/29/27	270,000	268,212
Citigroup, Inc. 4.650% 7/30/45	650,000	659,619
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/31/49	500,000	481,250
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	146,250
Citigroup, Inc. 6.625% 6/15/32	20,000	23,603
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	76,426
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.375% 8/04/25	280,000	284,775
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/01/23	250,000	260,536
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.250% 8/04/45	895,000	937,862
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	537,600
Credit Suisse Group Funding Guernsey Ltd. (a) 4.875% 5/15/45	260,000	256,382
TheGoldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,605
TheGoldman Sachs Group, Inc. 3.850% 7/08/24	90,000	91,841
TheGoldman Sachs Group, Inc. 4.250% 10/21/25	190,000	188,548
TheGoldman Sachs Group, Inc. 4.750% 10/21/45	180,000	178,808
TheGoldman Sachs Group, Inc. 5.150% 5/22/45	430,000	417,696
HSBC Holdings PLC 4.250% 8/18/25	330,000	327,494
HSBC Holdings PLC 6.500% 9/15/37	300,000	359,915

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ING Bank NV (a) 5.800% 9/25/23	$210,000	$228,159
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	442,732
JP Morgan Chase & Co. 3.375% 5/01/23	130,000	127,766
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	81,186
JP Morgan Chase & Co. 3.875% 9/10/24	380,000	378,003
JP Morgan Chase & Co. 4.250% 10/01/27	210,000	209,498
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	289,944
M&T Bank Corp. 6.875% 12/29/49	440,000	440,000
Nordea Bank AB (a) 4.875% 5/13/21	390,000	420,877
Rabobank Nederland 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	259,245
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	258,484
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	225,633
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	119,757
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 2.500%, VRN 7.648% 8/29/49	30,000	37,163
Royal Bank of Scotland NV 4.650% 6/04/18	70,000	72,174
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	470,379
State Street Corp. STEP 4.956% 3/15/18	280,000	293,777
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	200,106
UBS Group Funding Jersey Ltd. (a) 4.125% 9/24/25	530,000	529,450
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	310,000	298,607
Wells Fargo & Co. 3.450% 2/13/23	120,000	120,283
Wells Fargo & Co. 4.300% 7/22/27	610,000	623,136
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,042,299
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,605
Wells Fargo & Co. 4.650% 11/04/44	60,000	58,373

	Principal Amount	Value
Wells Fargo & Co. 4.900% 11/17/45	$180,000	$181,605
Wells Fargo & Co. 5.375% 11/02/43	110,000	117,727
Wells Fargo Bank NA 6.000% 11/15/17	250,000	269,632

		18,924,769

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	230,900
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	109,459
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	287,704
Diageo Capital PLC 4.828% 7/15/20	200,000	218,398
Diageo Investment Corp. 2.875% 5/11/22	150,000	148,678
Heineken NV (a) 1.400% 10/01/17	40,000	39,843
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	30,165
PepsiCo, Inc. 4.000% 3/05/42	50,000	48,265
Pernod Ricard SA (a) 2.950% 1/15/17	180,000	182,251
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	259,171

		1,554,834

Biotechnology — 0.8%
Amgen, Inc. 3.625% 5/22/24	70,000	69,974
Amgen, Inc. 5.375% 5/15/43	220,000	233,731
Celgene Corp. 3.550% 8/15/22	140,000	141,361
Celgene Corp. 3.625% 5/15/24	40,000	39,340
Celgene Corp. 3.875% 8/15/25	320,000	318,704
Celgene Corp. 5.000% 8/15/45	400,000	401,555
Celgene Corp. 5.250% 8/15/43	70,000	71,523
Gilead Sciences, Inc. 3.650% 3/01/26	220,000	221,865
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	215,107
Gilead Sciences, Inc. 4.500% 2/01/45	130,000	127,161

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gilead Sciences, Inc. 4.750% 3/01/46	$160,000	$161,924

		2,002,245

Chemicals — 0.3%
Axiall Corp. 4.875% 5/15/23	30,000	27,000
Eagle Spinco, Inc. 4.625% 2/15/21	380,000	349,600
Ecolab, Inc. 4.350% 12/08/21	50,000	53,389
Hexion, Inc. 6.625% 4/15/20	160,000	124,400
OCP SA (a) 4.500% 10/22/25	330,000	306,942
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	54,204

		915,535

Coal — 0.0%
Arch Coal, Inc. 7.000% 6/15/19	170,000	1,275
Murray Energy Corp. (a) 11.250% 4/15/21	190,000	34,675

		35,950

Commercial Services — 0.0%
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,706
United Rentals North America, Inc. 5.500% 7/15/25	110,000	106,700

		125,406

Diversified Financial — 4.0%
AerCap Ireland Capital Ltd. 3.750% 5/15/19	150,000	149,813
Ally Financial, Inc. 3.500% 1/27/19	80,000	78,900
Ally Financial, Inc. 7.500% 9/15/20	296,000	334,850
American Express Co. 3 mo. USD LIBOR + 2.228%, VRN 6.800% 9/01/66	180,000	181,350
Boeing Capital Corp. 4.700% 10/27/19	150,000	164,571
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	94,750
Citigroup, Inc. 5.500% 9/13/25	170,000	184,534
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	60,000	58,950

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 12/31/49	$100,000	$97,850
Countrywide Financial Corp. 6.250% 5/15/16	360,000	366,068
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,351,983
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	494,668
GE Capital International Funding Co. (a) 2.342% 11/15/20	215,000	213,207
GE Capital International Funding Co. (a) 4.418% 11/15/35	580,000	591,880
General Electric Capital Corp. 4.375% 9/16/20	10,000	10,856
General Electric Capital Corp. 4.650% 10/17/21	170,000	188,219
General Electric Capital Corp. 5.300% 2/11/21	75,000	84,572
General Electric Capital Corp. 5.875% 1/14/38	86,000	105,226
General Electric Capital Corp. 3 mo. USD LIBOR + 2.289%, VRN 6.375% 11/15/67	720,000	751,896
General Electric Capital Corp. 6.875% 1/10/39	86,000	117,224
TheGoldman Sachs Group, Inc. 4.000% 3/03/24	100,000	102,638
TheGoldman Sachs Group, Inc. 5.250% 7/27/21	100,000	110,562
TheGoldman Sachs Group, Inc. 6.000% 6/15/20	290,000	327,732
TheGoldman Sachs Group, Inc. 6.250% 2/01/41	770,000	918,458
TheGoldman Sachs Group, Inc. 6.750% 10/01/37	60,000	70,136
HSBC Finance Corp. 6.676% 1/15/21	460,000	527,931
Hyundai Capital America (a) 2.125% 10/02/17	70,000	69,585
International Lease Finance Corp. (a) 6.750% 9/01/16	680,000	698,700
John Deere Capital Corp. 1.700% 1/15/20	40,000	38,973
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,433
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,569
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	20,851
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	121,358

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 4.750% 3/22/17	$40,000	$41,433
Morgan Stanley 5.500% 7/24/20	200,000	222,523
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	85,725
Synchrony Financial 2.700% 2/03/20	200,000	196,165
Synchrony Financial 4.250% 8/15/24	300,000	295,939
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	289,148
Visa, Inc. 3.150% 12/14/25	560,000	560,692
Visa, Inc. 4.300% 12/14/45	120,000	121,747

		10,584,665

Electric — 1.1%
AES Corp. 4.875% 5/15/23	230,000	201,250
AES Corp. 5.500% 3/15/24	120,000	107,100
AES Corp. 7.375% 7/01/21	20,000	20,400
Calpine Corp. (a) 5.875% 1/15/24	120,000	123,000
Duke Energy Corp. 3.750% 4/15/24	100,000	101,320
Exelon Corp. 5.625% 6/15/35	290,000	309,490
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,319
FirstEnergy Corp. 4.250% 3/15/23	310,000	315,391
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	767,329
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	413,938
Midamerican Energy Holdings Co., Series A 6.500% 9/15/37	40,000	48,681
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	127,896
Pacific Gas & Electric Co. 6.050% 3/01/34	180,000	212,083
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	58,113

		2,876,310

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	91,390

	Principal Amount	Value
Thermo Fisher Scientific, Inc. 5.300% 2/01/44	$20,000	$21,370

		112,760

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	19,851

Environmental Controls — 0.1%
Waste Management, Inc. 3.500% 5/15/24	90,000	90,722
Waste Management, Inc. 4.600% 3/01/21	30,000	32,357
Waste Management, Inc. 7.375% 5/15/29	50,000	64,817

		187,896

Foods — 0.6%
Kraft Foods Group, Inc. 3.500% 6/06/22	170,000	171,861
Kraft Foods Group, Inc. 5.375% 2/10/20	136,000	148,912
Kraft Heinz Foods Co. (a) 3.950% 7/15/25	120,000	121,117
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	262,000	278,499
Kraft Heinz Foods Co. (a) 5.000% 7/15/35	120,000	122,942
Kraft Heinz Foods Co. (a) 5.200% 7/15/45	70,000	73,144
TheKroger Co. 6.400% 8/15/17	30,000	32,215
TheKroger Co. 6.900% 4/15/38	40,000	49,422
Mondelez International, Inc. 4.000% 2/01/24	260,000	268,007
Tyson Foods, Inc. 5.150% 8/15/44	40,000	41,768
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,107
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	131,203
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	40,000	40,779

		1,519,976

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	132,312

Health Care – Products — 0.4%
Becton Dickinson & Co. 3.734% 12/15/24	140,000	141,194
Becton Dickinson & Co. 4.685% 12/15/44	50,000	50,445

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	$10,000	$9,500
Medtronic, Inc. 3.125% 3/15/22	180,000	181,822
Medtronic, Inc. 3.500% 3/15/25	260,000	262,124
Medtronic, Inc. 4.625% 3/15/45	200,000	206,291
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	280,000	257,494

		1,108,870

Health Care – Services — 0.7%
Anthem, Inc. 5.875% 6/15/17	20,000	21,141
Anthem, Inc. 7.000% 2/15/19	50,000	56,171
DaVita HealthCare Partners, Inc. 5.000% 5/01/25	140,000	135,100
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	210,000	210,000
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	50,500
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	53,500
Fresenius Medical Care US Co. Inc. (a) 5.750% 2/15/21	70,000	74,900
HCA, Inc. 4.250% 10/15/19	60,000	61,200
HCA, Inc. 5.875% 3/15/22	190,000	200,450
HCA, Inc. 5.875% 2/15/26	80,000	80,300
HCA, Inc. 7.500% 2/15/22	170,000	188,275
Humana, Inc. 3.150% 12/01/22	40,000	38,883
Humana, Inc. 4.625% 12/01/42	70,000	65,782
Tenet Healthcare Corp. 6.750% 6/15/23	80,000	74,200
Tenet Healthcare Corp. 8.125% 4/01/22	140,000	139,650
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	51,544
UnitedHealth Group, Inc. 4.750% 7/15/45	80,000	84,263
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	82,599
UnitedHealth Group, Inc. 6.875% 2/15/38	120,000	156,946

	Principal Amount	Value
WellPoint, Inc. 3.125% 5/15/22	$50,000	$49,072
WellPoint, Inc. 3.700% 8/15/21	70,000	71,543

		1,946,019

Holding Company – Diversified — 0.1%
Argos Merger Sub, Inc. (a) 7.125% 3/15/23	140,000	138,810

Home Builders — 0.1%
NVR, Inc. 3.950% 9/15/22	100,000	100,868
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	120,000

		220,868

Household Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	150,000	154,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,172
Spectrum Brands, Inc. (a) 5.750% 7/15/25	60,000	61,500

		226,172

Insurance — 0.8%
ACE INA Holdings, Inc. 2.300% 11/03/20	70,000	69,497
ACE INA Holdings, Inc. 3.350% 5/03/26	90,000	89,724
ACE INA Holdings, Inc. 4.350% 11/03/45	230,000	233,710
American International Group, Inc. 3.750% 7/10/25	210,000	208,123
American International Group, Inc. 6.250% 3/15/37	234,000	255,645
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	244,000
MetLife, Inc. 6.400% 12/15/36	200,000	218,500
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	202,017
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	260,000	321,459
Voya Financial, Inc. STEP 2.900% 2/15/18	40,000	40,432
Voya Financial, Inc. 5.700% 7/15/43	200,000	227,068

		2,110,175

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	$180,000	$191,689
Netflix, Inc. (a) 5.500% 2/15/22	10,000	10,250
Netflix, Inc. (a) 5.875% 2/15/25	50,000	51,250

		253,189

Iron & Steel — 0.3%
ArcelorMittal 6.125% 6/01/25	110,000	80,025
ArcelorMittal STEP 6.500% 3/01/21	60,000	48,293
ArcelorMittal STEP 7.250% 2/25/22	50,000	40,250
ArcelorMittal STEP 8.000% 10/15/39	80,000	54,600
Glencore Funding LLC (a) 2.875% 4/16/20	540,000	421,200
Steel Dynamics, Inc. 6.375% 8/15/22	100,000	96,000

		740,368

Leisure Time — 0.1%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	137,091

Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21	250,000	259,062

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	70,000	69,558
Eaton Corp. 2.750% 11/02/22	570,000	551,556
General Electric Co. 4.500% 3/11/44	60,000	61,748

		682,862

Media — 1.7%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	22,709
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	34,862
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	94,000	95,997
CCO Safari II LLC (a) 4.464% 7/23/22	160,000	159,442
CCO Safari II LLC (a) 6.484% 10/23/45	270,000	270,443
Comcast Corp. 3.375% 2/15/25	140,000	141,291

	Principal Amount	Value
Comcast Corp. 3.375% 8/15/25	$190,000	$192,351
Comcast Corp. 4.200% 8/15/34	160,000	158,495
Comcast Corp. 4.250% 1/15/33	20,000	19,652
Comcast Corp. 6.400% 3/01/40	80,000	99,290
Comcast Corp. 6.950% 8/15/37	160,000	208,781
CSC Holdings LLC 6.750% 11/15/21	190,000	186,675
DISH DBS Corp. 5.875% 7/15/22	80,000	74,600
DISH DBS Corp. 5.875% 11/15/24	480,000	427,200
NBCUniversal Media LLC 4.375% 4/01/21	170,000	184,659
Numericable-SFR SAS (a) 6.000% 5/15/22	400,000	388,000
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	142,951
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	18,073
Time Warner Cable, Inc. 5.875% 11/15/40	50,000	47,383
Time Warner Cable, Inc. 6.550% 5/01/37	70,000	70,839
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	120,432
Time Warner Cable, Inc. 7.300% 7/01/38	80,000	86,733
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	264,109
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	23,594
Time Warner, Inc. 4.750% 3/29/21	200,000	214,978
Time Warner, Inc. 6.250% 3/29/41	20,000	22,211
Time Warner, Inc. 7.700% 5/01/32	300,000	374,449
United Business Media Ltd. (a) 5.750% 11/03/20	110,000	117,561
Univision Communications, Inc. (a) 6.750% 9/15/22	261,000	270,461
Viacom, Inc. 3.875% 4/01/24	30,000	28,111
Viacom, Inc. 4.250% 9/01/23	50,000	48,339

		4,514,671

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 1.0%
Barrick Gold Corp. 4.100% 5/01/23	$54,000	$46,324
Barrick Gold Corp. 6.950% 4/01/19	61,000	62,409
Barrick NA Finance LLC 4.400% 5/30/21	180,000	161,628
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	37,572
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	130,000	116,844
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	451,632
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/20/25	290,000	279,850
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	260,000	237,900
Freeport-McMoRan, Inc. 4.000% 11/14/21	250,000	150,000
Glencore Finance Canada STEP (a) 2.700% 10/25/17	230,000	210,450
Glencore Finance Canada (a) 5.800% 11/15/16	60,000	59,775
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	220,000	215,656
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	20,000	19,441
Southern Copper Corp. 5.250% 11/08/42	400,000	288,692
Vale Overseas Ltd. 6.875% 11/21/36	361,000	252,353

		2,590,526

Oil & Gas — 2.5%
Anadarko Petroleum Corp. 6.450% 9/15/36	10,000	9,639
Antero Resources Corp. 5.375% 11/01/21	60,000	48,000
Apache Corp. 5.100% 9/01/40	330,000	282,089
Apache Corp. 6.000% 1/15/37	30,000	28,975
Atwood Oceanics, Inc. 6.500% 2/01/20	70,000	37,450
BP Capital Markets PLC 3.506% 3/17/25	80,000	77,472
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,400
California Resources Corp. 5.500% 9/15/21	40,000	12,600
California Resources Corp. 6.000% 11/15/24	130,000	39,650

	Principal Amount	Value
Chesapeake Energy Corp. 6.875% 11/15/20	$210,000	$59,850
CNOOC Finance 2015 USA LLC 3.500% 5/05/25	550,000	523,515
Concho Resources, Inc. 5.500% 4/01/23	30,000	27,750
Concho Resources, Inc. 6.500% 1/15/22	98,000	94,080
Conoco, Inc. 6.950% 4/15/29	125,000	143,174
Continental Resources, Inc. 4.500% 4/15/23	30,000	21,554
Continental Resources, Inc., Series A 5.000% 9/15/22	20,000	14,750
Devon Energy Corp. 5.000% 6/15/45	330,000	250,108
Devon Energy Corp. 5.600% 7/15/41	170,000	128,491
Devon Energy Corp. 5.850% 12/15/25	170,000	165,332
Devon Financing Corp. LLC 7.875% 9/30/31	60,000	61,540
Ecopetrol SA 5.375% 6/26/26	300,000	255,750
Ecopetrol SA 5.875% 5/28/45	190,000	134,900
Ensco PLC 4.700% 3/15/21	100,000	80,518
Hess Corp. 8.125% 2/15/19	130,000	147,339
Kerr-McGee Corp. 6.950% 7/01/24	230,000	247,090
Kerr-McGee Corp. 7.875% 9/15/31	130,000	140,253
MEG Energy Corp. (a) 6.500% 3/15/21	20,000	14,000
Noble Energy, Inc. 5.250% 11/15/43	30,000	24,202
Noble Energy, Inc. 8.250% 3/01/19	300,000	335,518
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	117,333
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	77,599
Petrobras Global Finance BV 5.375% 1/27/21	660,000	491,700
Petrobras Global Finance BV 6.250% 3/17/24	240,000	172,200
Petrobras International Finance Co. 3.875% 1/27/16	30,000	29,880
Petrobras International Finance Co. 5.750% 1/20/20	142,000	111,470

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petroleos Mexicanos 6.375% 1/23/45	$220,000	$186,204
Petroleos Mexicanos Co. 6.625% 6/15/35	623,000	556,806
Plains Exploration & Production Co. 6.500% 11/15/20	26,000	16,770
Plains Exploration & Production Co. 6.875% 2/15/23	36,000	22,680
Pride International, Inc. 6.875% 8/15/20	40,000	37,140
QEP Resources, Inc. 5.250% 5/01/23	70,000	49,700
QEP Resources, Inc. 6.875% 3/01/21	190,000	155,800
Range Resources Corp. (a) 4.875% 5/15/25	90,000	68,400
Range Resources Corp. 5.000% 8/15/22	40,000	29,900
Range Resources Corp. 5.000% 3/15/23	240,000	178,800
Samson Investment Co. (c) 9.750% 2/15/20	180,000	360
Shell International Finance BV 4.125% 5/11/35	110,000	104,998
Shell International Finance BV 4.375% 3/25/20	210,000	225,546
Shell International Finance BV 4.375% 5/11/45	190,000	179,373
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	340,937
Transocean, Inc. STEP 5.800% 12/15/16	70,000	67,900
Whiting Petroleum Corp. 5.000% 3/15/19	30,000	22,650
Whiting Petroleum Corp. 6.250% 4/01/23	110,000	79,200

		6,749,335

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 3.200% 8/15/21	190,000	188,778
Cie Generale de Geophysique – Veritas 6.500% 6/01/21	230,000	102,350
Halliburton Co. 2.700% 11/15/20	80,000	79,076
Halliburton Co. 3.800% 11/15/25	240,000	233,693
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	187,545
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	148,017
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,603

	Principal Amount	Value
Superior Energy Services, Inc. 7.125% 12/15/21	$50,000	$44,500

		994,562

Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3 mo. USD LIBOR + 3.000%, FRN (a) 3.512% 12/15/19	200,000	195,500
Rock Tenn Co. 3.500% 3/01/20	80,000	80,802
Rock Tenn Co. 4.000% 3/01/23	30,000	30,102

		306,404

Pharmaceuticals — 0.9%
AbbVie, Inc. 1.750% 11/06/17	130,000	129,748
AbbVie, Inc. 2.900% 11/06/22	80,000	77,395
AbbVie, Inc. 3.600% 5/14/25	170,000	167,779
Actavis Funding SCS 3.450% 3/15/22	140,000	140,153
Actavis Funding SCS 3.800% 3/15/25	200,000	198,978
Actavis Funding SCS 4.550% 3/15/35	80,000	77,748
Actavis Funding SCS 4.750% 3/15/45	330,000	321,765
Baxalta, Inc. (a) 5.250% 6/23/45	120,000	120,405
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	181,398
Merck & Co., Inc. 2.750% 2/10/25	150,000	146,026
Pfizer, Inc. 6.200% 3/15/19	240,000	269,999
Valeant Pharmaceuticals Co. (a) 5.375% 3/15/20	370,000	347,800
Valeant Pharmaceuticals Co. (a) 7.500% 7/15/21	10,000	9,975
Wyeth 5.950% 4/01/37	20,000	23,781
Zoetis, Inc. 3.250% 2/01/23	40,000	38,194

		2,251,144

Pipelines — 0.5%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	56,087
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	278,632

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LLC 5.700% 2/15/42	$40,000	$35,574
MPLX LP (a) 4.875% 12/01/24	220,000	197,450
MPLX LP (a) 4.875% 6/01/25	140,000	125,300
MPLX LP (a) 5.500% 2/15/23	80,000	70,000
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	30,000	25,954
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	94,256
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	28,140
Sabine Pass Liquefaction LLC STEP 5.625% 2/01/21	100,000	92,000
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	4,910
Williams Cos., Inc. 7.750% 6/15/31	78,000	55,240
Williams Cos., Inc. Series A 7.500% 1/15/31	240,000	166,044
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	113,493

		1,343,080

Real Estate — 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	218,771
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	244,948

		463,719

Retail — 0.6%
1011778 B.C. Unlimited Liability Co./New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	113,300
CVS Health Corp. 2.750% 12/01/22	120,000	116,917
CVS Health Corp. 3.875% 7/20/25	140,000	142,881
CVS Health Corp. 5.125% 7/20/45	340,000	358,166
CVS Health Corp. 5.750% 5/15/41	50,000	56,110
CVS Pass-Through Trust (a) 5.298% 1/11/27	10,450	11,251
CVS Pass-Through Trust 5.880% 1/10/28	112,156	120,427

	Principal Amount	Value
CVS Pass-Through Trust 6.036% 12/10/28	$95,838	$105,248
CVS Pass-Through Trust 6.943% 1/10/30	79,659	91,078
Family Tree Escrow LLC (a) 5.250% 3/01/20	90,000	92,925
Family Tree Escrow LLC (a) 5.750% 3/01/23	40,000	41,400
McDonald’s Corp. 3.700% 1/30/26	200,000	199,836
QVC, Inc. 5.950% 3/15/43	10,000	8,483
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	62,696

		1,520,718

Savings & Loans — 0.1%
The Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 5.793% 12/31/49	390,000	274,950
ILFC E-Capital Trust II VRN (a) 4.740% 12/21/65	10,000	9,200

		284,150

Semiconductors — 0.1%
Intel Corp. 3.700% 7/29/25	70,000	72,405
Intel Corp. 4.900% 7/29/45	80,000	84,557
Micron Technology, Inc. 5.500% 2/01/25	40,000	34,800
Micron Technology, Inc. (a) 5.625% 1/15/26	60,000	51,900
National Semiconductor Corp. 6.600% 6/15/17	30,000	32,239

		275,901

Software — 0.3%
Activision Blizzard, Inc. (a) 5.625% 9/15/21	80,000	83,800
First Data Corp. (a) 5.375% 8/15/23	280,000	281,400
First Data Corp. (a) 5.750% 1/15/24	290,000	285,650
Oracle Corp. 1.200% 10/15/17	260,000	260,138

		910,988

Telecommunications — 2.7%
Altice Financing SA (a) 6.625% 2/15/23	200,000	197,500
America Movil SAB de CV 5.000% 3/30/20	100,000	108,513
America Movil SAB de CV 5.625% 11/15/17	160,000	170,728

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 3.000% 2/15/22	$60,000	$58,817
AT&T, Inc. 3.400% 5/15/25	840,000	807,315
AT&T, Inc. 4.350% 6/15/45	110,000	94,102
AT&T, Inc. 5.500% 2/01/18	30,000	32,070
AT&T, Inc. 5.550% 8/15/41	140,000	140,682
AT&T, Inc. 5.800% 2/15/19	200,000	220,650
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	430,008
CenturyLink, Inc. 5.625% 4/01/25	130,000	109,850
CenturyLink, Inc. 5.800% 3/15/22	60,000	54,990
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	317,910
Intelsat Jackson Holdings SA 5.500% 8/01/23	90,000	70,650
Intelsat Jackson Holdings SA 7.500% 4/01/21	275,000	239,250
Qwest Corp. 6.875% 9/15/33	85,000	81,566
Rogers Communications, Inc. 6.800% 8/15/18	120,000	133,934
Sprint Capital Corp. 8.750% 3/15/32	240,000	180,000
Sprint Corp. 7.250% 9/15/21	110,000	83,017
Sprint Corp. 7.625% 2/15/25	440,000	321,200
Sprint Corp. 7.875% 9/15/23	30,000	22,530
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	87,923
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	63,766
Verizon Communications, Inc. 4.500% 9/15/20	20,000	21,488
Verizon Communications, Inc. 5.150% 9/15/23	110,000	120,926
Verizon Communications, Inc. 6.000% 4/01/41	130,000	140,423
Verizon Communications, Inc. 6.400% 9/15/33	311,000	354,315
Verizon Communications, Inc. 6.550% 9/15/43	1,972,000	2,341,178
West Corp. (a) 5.375% 7/15/22	120,000	103,500

		7,108,801

	Principal Amount	Value
Transportation — 0.0%
Florida East Coast Holdings Corp. (a) 6.750% 5/01/19	$130,000	$118,950

TOTAL CORPORATE DEBT (Cost $84,454,485)		82,209,178

MUNICIPAL OBLIGATIONS — 0.1%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	57,232
State of California 5.000% 4/01/42	70,000	80,262
State of California 5.000% 11/01/43	50,000	58,056
Tennessee Valley Authority 5.250% 9/15/39	130,000	156,094

		351,644

TOTAL MUNICIPAL OBLIGATIONS (Cost $301,803)		351,644

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.2%
Automobile ABS — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A (a) 1.920% 9/20/19	100,000	99,140
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A (a) 2.970% 2/20/20	150,000	149,560
Hertz 2015 (a) 3.520% 3/25/21	500,000	493,846
Hertz 2015 (a) 4.350% 3/25/21	250,000	246,875
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,087
Hertz Vehicle Financing LLC (a) 2.730% 3/25/21	250,000	247,831

		1,356,339

Commercial MBS — 6.5%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AJ, VRN 5.558% 6/10/49	240,000	241,863
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.629% 4/10/49	150,000	148,934
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.563% 8/10/33	450,000	392,942
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW14, Class AJ 5.273% 12/11/38	250,000	249,837

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CD Mortgage Trust, Series 2007-CD4, Class AJ, VRN 5.398% 12/11/49	$10,000	$8,250
CD Mortgage Trust, Series 2006-CD2, Class AM, VRN 5.415% 1/15/46	59,608	59,555
CD Mortgage Trust, Series 2006-CD2, Class AJ, VRN 5.454% 1/15/46	270,000	248,298
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 1 mo. LIBOR + 3.000%, FRN (a) 3.331% 2/15/31	250,000	249,571
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	290,000	203,777
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	385,430
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.400% 3/10/47	270,000	210,559
COMM 2006-C8 Mortgage Trust, Series 2006-C8, Class AJ 5.377% 12/10/46	350,000	347,349
COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class XA, VRN 2.080% 5/15/45	2,252,677	194,920
COMM 2013-CCRE9 Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.257% 7/10/45	280,000	218,667
COMM 2014-SAVA Mortgage Trust, Series 2014-SAVA, Class D, 1 mo. LIBOR + 3.100%, FRN (a) 3.431% 6/15/34	250,000	246,193
COMM 2015-LC19 Mortgage Trust, Series 2015-LC19, Class C, VRN 4.263% 2/10/48	120,000	113,288
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	230,000	212,874
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	280,000	288,912
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	290,000	297,969
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.153% 9/15/38	500,000	490,001
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	217,127

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	$230,000	$193,252
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 4.471% 3/15/17	270,000	257,850
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 4.831% 3/15/17	260,000	255,714
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. LIBOR + 5.736%, FRN (a) 5.933% 8/15/22	1,000,000	1,000,000
EQTY 2014-INNS Mortgage Trust, Series 2014-INNS, Class D, 1 mo. LIBOR + 2.350%, FRN (a) 2.626% 5/08/31	190,000	185,783
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,504,122	35,339
FREMF Mortgage Trust, Series 2015-K48, Class C, VRN (a) 1.000% 8/25/48	315,000	252,539
GE Business Loan Trust, Series 2004-2A, Class B, 1 mo. LIBOR + .480%, FRN (a) 0.811% 12/15/32	225,556	218,208
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 0.831% 11/15/33	141,773	133,848
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.081% 11/15/34	285,441	237,454
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA, VRN (a) 1.641% 8/10/44	781,706	32,971
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	217,914
GS Mortgage Securities Trust, Series 2015-GC30, Class AS 3.777% 5/10/50	280,000	277,695
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	200,000	198,258
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	400,000	370,388

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM 5.593% 5/12/45	$130,000	$131,832
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	570,000	576,912
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	600,000	505,982
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.263% 4/15/47	2,608,578	120,257
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	170,000	174,455
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	256,302
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.619% 8/15/48	260,000	257,415
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 4.887% 1/15/47	30,000	32,064
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	701,000	696,081
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	707,000	700,780
Merrill Lynch Mortgage Trust, Series 2006-C2, Class AJ, VRN 5.802% 8/12/43	135,000	134,871
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.193% 9/12/49	260,000	253,983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	243,242
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.657% 11/15/45	150,000	138,831
Morgan Stanley Capital I, Series 2006-IQ12, Class AJ 5.399% 12/15/43	190,000	159,059
Morgan Stanley Capital I, Series 2007-IQ13, Class AJ 5.438% 3/15/44	250,000	242,257

	Principal Amount	Value
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	$630,000	$590,383
PFP III Ltd., Series 2014-1, Class D, 1 mo. LIBOR + 4.100%, FRN (a) 4.445% 6/14/31	130,000	129,861
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, VRN 5.825% 7/15/45	240,000	239,355
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, VRN (a) 4.104% 9/19/22	1,061,338	1,051,299
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	421,636
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	323,266
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	270,970
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.299% 7/15/46	140,000	143,551
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	192,398
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	190,000	191,416
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C 4.290% 11/15/47	190,000	177,006

		17,248,993

Home Equity ABS — 0.6%
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 0.461% 12/25/36	1,006,495	571,585
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 0.491% 3/25/36	794,394	523,626
GSAA Trust, Series 2005-6, Class M1, 1 mo. USD LIBOR + .430%, FRN 0.651% 6/25/35	580,000	472,569

		1,567,780

Manufactured Housing ABS — 0.2%
Greenpoint Manufactured Housing, Series 1999-2, Class A2, FRN 2.930% 3/18/29	200,000	176,751

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 3.554% 6/19/29	$75,000	$65,568
Greenpoint Manufactured Housing, Series 1999-4, Class A2, FRN 3.696% 2/20/30	75,000	66,191
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, Auction, FRN 3.697% 3/13/32	200,000	180,729
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, Auction, FRN 3.793% 2/20/32	150,000	137,672

		626,911

Other ABS — 2.1%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 1.442% 8/25/34	645,369	550,314
Community Funding CLO Ltd., Series 2015-1A, Class A, STEP (a) 5.750% 11/01/27	690,000	690,236
Consumer Credit Origination Loan Trust, Series 2015-1, Class A (a) 2.820% 3/15/21	126,205	126,981
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 0.611% 11/25/35	2,400,000	1,744,505
Park Place Securities, Inc., Series 2005-WHQ1, Class M6, 1 mo. USD LIBOR + 1.170%, FRN 1.391% 3/25/35	1,020,000	749,878
Sofi Consumer Loan Program 3.280% 9/15/23	1,020,615	1,018,064
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) 2.700% 5/25/23	299,430	299,804
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	146,948	146,354
United States Small Business Administration 2.820% 9/01/35	180,000	180,465

		5,506,601

Other Mortgage Securities — 0.8%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. LIBOR + .310%, FRN (a) 0.506% 10/27/36	880,000	395,631

	Principal Amount	Value
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 0.456% 7/26/45	$1,516,304	$635,270
Nomura Resecuritization Trust, Series 2015-6R, Class 3A2, 1 mo. USD LIBOR + .190%, FRN (a) 0.386% 5/26/46	1,090,000	946,060

		1,976,961

Student Loans ABS — 2.3%
DRB Prime Student Loan Trust (a) 3.170% 7/25/31	1,171,511	1,159,276
Education Funding Capital Trust I, Series 2004-1, Class B1, 28 day ARS, FRN 1.846% 6/15/43	400,000	363,204
National Collegiate Student Loan, Series 2006-3, Class A4, 1 mo. LIBOR + .270%, FRN 0.692% 3/26/29	550,000	502,787
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. LIBOR + .850%, FRN 1.272% 3/25/38	1,997,667	1,410,237
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. LIBOR + 2.500%, FRN (a) 2.831% 1/15/43	235,000	241,717
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	155,736	152,310
SLM Student Loan Trust, Series 2007-2, Class A3, 3 mo. LIBOR + .040%, FRN 0.360% 1/25/19	886,561	876,463
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. LIBOR + 1.700%, FRN 2.020% 7/25/23	680,000	682,642
SMB Private Education Loan Trust, Series 2015-B, Class A3, 1 mo. LIBOR + 1.750%, FRN (a) 2.081% 5/17/32	830,000	826,635

		6,215,271

WL Collateral CMO — 6.1%
Alternative Loan Trust, Series 2005-36, Class 3A1, FRN 2.576% 8/25/35	687,085	577,576
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	405,731	412,541
Banc of America Alternative Loan Trust, Series 2006-3, Class 4CB1 6.500% 4/25/36	710,118	596,731

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	$259,509	$258,473
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, FRN 2.602% 8/25/34	219,807	219,295
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 7.429% 11/25/35	1,492,115	462,332
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN 0.772% 5/25/37	2,944,446	1,358,489
Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 1 mo. USD LIBOR + 3.000%, FRN 3.221% 7/25/24	1,350,000	1,216,307
Credit Suisse Mortgage Trust, Series 2015-3R, Class 4A2, 1 mo. USD LIBOR + .250%, FRN (a) 0.446% 12/29/35	766,000	527,021
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 1 mo. USD LIBOR + .350%, FRN (a) 0.571% 9/25/35	213,691	181,125
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, FRN 2.755% 10/25/35	204,884	180,531
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A, FRN 2.722% 2/25/36	119,453	99,498
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1 mo. USD LIBOR + .780%, FRN 1.202% 12/25/34	24,711	19,622
JP Morgan Resecuritization Trust, Series 2015-1, Class 1A1, 1 mo. USD LIBOR + .160%, FRN (a) 0.356% 12/27/36	536,943	521,363
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 6.268% 2/25/37	675,222	198,720
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 6.449% 5/25/37	1,850,610	544,278
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 7.328% 12/25/36	431,560	133,764

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, FRN 2.242% 9/25/33	$621,013	$618,209
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, FRN 2.933% 3/25/36	174,034	137,507
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2A1, 1 mo. USD LIBOR + .225%, FRN (a) 0.421% 10/26/46	598,488	582,760
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B, 1 mo. USD LIBOR + .225%, FRN (a) 0.421% 10/26/46	690,000	426,963
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B, 1 mo. USD LIBOR + .260%, FRN (a) 0.456% 7/26/45	3,000,000	1,452,785
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.012% 4/26/47	300,000	261,522
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	145,423	146,609
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	47,918	48,509
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,063,711	1,030,696
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 5.379% 6/25/36	903,842	153,165
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, FRN 2.610% 8/25/36	606,589	473,030
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.393% 3/25/46	603,125	496,975
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .290%, FRN 0.511% 10/25/45	137,199	127,271
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 0.682% 11/25/45	191,054	176,275

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1C3 0.902% 11/25/45	$852,932	$504,063
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, 12 mo. MTA + .880%, FRN 1.137% 10/25/46	976,082	765,102
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 12 mo. MTA + .960%, FRN 1.217% 8/25/46	538,032	364,116
WaMu Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, FRN 2.149% 11/25/36	956,516	789,862

		16,063,085

WL Collateral PAC — 0.1%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 26.914% 7/25/36	121,530	204,603

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,128,237)		50,766,544

SOVEREIGN DEBT OBLIGATIONS — 4.7%
Brazil Notas do Tesouro Nacional, Series B BRL (e) 6.000% 8/15/50	547,000	325,414
Brazil Notas do Tesouro Nacional, Series F BRL (e) 10.000% 1/01/17	3,222,000	735,811
Brazilian Government International Bond 5.000% 1/27/45	200,000	133,500
Brazil Government International Bond 5.625% 1/07/41	550,000	398,750
Colombia Government International Bond 5.625% 2/26/44	300,000	273,750
Indonesia Government International Bond (a) 3.750% 4/25/22	430,000	411,898
Mexican Bonos MXN (e) 6.500% 6/09/22	33,508,000	2,000,582
Mexican Bonos MXN (e) 7.750% 11/13/42	26,885,600	1,704,612
Mexico Government International Bond 3.600% 1/30/25	350,000	341,075

	Principal Amount	Value
Mexico Government International Bond 5.550% 1/21/45	$700,000	$717,500
Peruvian Government International Bond 5.625% 11/18/50	250,000	255,000
Peruvian Government International Bond 6.550% 3/14/37	50,000	57,750
Poland Government Bond PLN (e) 3.250% 7/25/25	8,100,000	2,123,800
Poland Government International Bond 4.000% 1/22/24	490,000	515,480
Portugal Government International Bond (a) 5.125% 10/15/24	330,000	335,544
Republic of Turkey 5.750% 3/22/24	230,000	242,999
Resolution Strip Principal Bond 0.010% 10/15/19	1,280,000	1,195,774
Russian Foreign Bond, STEP (a) 7.500% 3/31/30	95,200	114,058
Russian Foreign Bond, STEP (b) 7.500% 3/31/30	291,550	349,302
United Mexican States 4.750% 3/08/44	164,000	149,404

		12,382,003

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $14,619,546)		12,382,003

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 22.3%
Collateralized Mortgage Obligations — 2.4%
Fannie Mae-Aces Series 2014-M4, Class X2 0.283% 3/25/24 VRN	5,874,033	102,854
Series 2015-M4, Class ABV2 2.369% 7/25/22	170,142	170,327
Series 2015-M13, Class A2 2.710% 6/25/25 VRN	90,000	88,601
Series 2014-M5, Class SA 1 mo. LIBOR + 4.929%, FRN 2.744% 1/25/17	791,197	2,595
Federal Home Loan Mortgage Corp. Series 4092, Class AI 3.000% 9/15/31	1,273,605	148,050
Series 4206, Class CZ 3.000% 5/15/43	108,048	98,354
Series 4226, Class GZ 3.000% 7/15/43	107,510	94,928

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4097, Class ST 1 mo. LIBOR + 6.050%, FRN 5.720% 8/15/42	$70,579	$15,020
Series 4136, Class SQ 1 mo. LIBOR + 6.150%, FRN 5.820% 11/15/42	74,168	15,778
Series 3621, Class SB 1 mo. LIBOR + 6.230%, FRN 5.900% 1/15/40	92,193	15,212
Series 4203, Class PS 1 mo. LIBOR + 6.250%, FRN 5.920% 9/15/42	437,488	79,164
Series R007, Class ZA 6.000% 5/15/36	272,342	301,247
Series 3349, Class AS 1 mo. LIBOR + 6.500%, FRN 6.170% 7/15/37	901,793	165,610
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K715, Class X1 1.160% 1/25/21 VRN	2,107,174	102,405
Series K007, Class X1 1.166% 4/25/20 VRN	408,326	14,857
Series K015, Class X1 1.631% 7/25/21 VRN	379,141	28,158
Federal Home Loan Mortgage Corp. REMICS, Series 3422, Class AI, STEP 0.250% 1/15/38	44,075	432
Federal National Mortgage Association Series 2005-88, Class IP 1.742% 10/25/35	89,406	5,606
Series 2006-88, Class IP 1.836% 4/25/36	66,044	4,704
Series 2006-118, Class IP2 1.918% 12/25/36	106,457	6,568
Series 2006-59, Class IP 2.423% 7/25/36	86,365	7,882
Series 2006-118, Class IP1 2.433% 12/25/36	113,058	9,036
Series 409, Class C2 3.000% 4/25/27	308,920	31,342
Series 409, Class C13 3.500% 11/25/41	194,623	38,785
Series 409, Class C18 4.000% 4/25/42	329,519	64,587
Series 409, Class C22 4.500% 11/25/39	218,229	41,749
Series 2011-59, Class NZ 5.500% 7/25/41	640,048	723,552
Series 2013-9, Class CB 5.500% 4/25/42	997,219	1,099,768

	Principal Amount	Value
Series 2012-93, Class SG 1 mo. LIBOR + 6.100%, FRN 5.678% 9/25/42	$275,602	$53,276
Series 2012-124, Class SE 5.728% 11/25/42 1 mo. LIBOR + 6.150%, FRN	568,280	114,607
Series 2012-128, Class SQ 5.728% 11/25/42 1 mo. LIBOR + 6.150%, FRN	78,028	18,148
Series 2012-128, Class SL 5.728% 11/25/42 1 mo. LIBOR + 6.150%, FRN	77,928	17,609
Series 2012-133, Class CS 5.728% 12/25/42 1 mo. LIBOR + 6.150%, FRN	143,896	28,606
Series 2012-134, Class SK 5.728% 12/25/42 1 mo. LIBOR + 6.150%, FRN	378,141	78,089
Series 2012-46, Class BA 6.000% 5/25/42	282,490	319,689
Series 2011-87, Class SG 6.128% 4/25/40 1 mo. LIBOR + 6.550%, FRN	525,179	89,017
Series 2011-96, Class SA 6.128% 10/25/41 1 mo. LIBOR + 6.550%, FRN	561,503	99,301
Series 2012-74, Class SA 6.228% 3/25/42 1 mo. LIBOR + 6.650%, FRN	154,725	27,199
Series 2012-28, Class B 6.500% 6/25/39	105,451	114,854
Series 2013-9, Class BC 6.500% 7/25/42	312,946	357,097
Series 2012-51, Class B 7.000% 5/25/42	256,215	292,718
Government National Mortgage Association Series 2010-H28, Class FE 0.592% 12/20/60 1 mo. LIBOR + .400%, FRN	267,446	265,652
Series 2011-H08, Class FG 1 mo. LIBOR + .480%, FRN 0.672% 3/20/61	230,982	230,076
Series 2011-H09, Class AF 1 mo. LIBOR + .500%, FRN 0.692% 3/20/61	153,172	152,599
Series 2014-186, Class IO 0.867% 8/16/54 VRN	3,396,197	225,576
Series 2013-178, Class IO 0.921% 6/16/55 VRN	508,136	27,850
Series 2013-150, Class IA 1.029% 9/16/46 VRN	3,077,469	184,891
Series 2014-22, Class IA 2.302% 11/20/42 FRN	100,735	4,344

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-66, Class CI 2.528% 9/20/43 VRN	$53,139	$2,397
Series 2012-66, Class CI 3.500% 2/20/38	312,616	32,566
Series 2014-176, Class IA 4.000% 11/20/44	259,497	42,717
Series 2015-167, Class OI 4.000% 4/16/45	198,328	46,144
Series 2014-117, Class SJ 1 mo. LIBOR + 5.198%, FRN 5.600% 8/20/44	166,486	25,496
Series 2010-31, Class GS 1 mo. LIBOR + 6.098%, FRN 6.500% 3/20/39	49,536	5,088
Series 2010-85, Class HS 1 mo. LIBOR + 6.650%, FRN 6.248% 1/20/40	134,420	19,563

		6,352,340

Pass-Through Securities — 19.9%
Federal Home Loan Mortgage Corp. Pool #1N164 6 mo. LIBOR + 1.456%, FRN 1.958% 1/01/37	142,684	148,312
Pool #1N1637 6 mo. LIBOR + 1.782%, FRN 2.210% 1/01/37	274,920	289,120
Pool #1J1368 12 mo. LIBOR + 2.123%, FRN 2.969% 10/01/36	110,797	117,584
Pool #U90245 3.500% 10/01/42	169,417	174,811
Pool #U99114 3.500% 2/01/44	92,289	95,256
Pool #U99124 3.500% 3/01/45	829,278	855,679
Pool #G14492 4.000% 10/01/25	672,827	713,406
Pool #U90316 4.000% 10/01/42	81,136	85,976
Pool #U91254 4.000% 4/01/43	174,250	184,698
Pool #Q19135 4.000% 6/01/43	79,581	84,825
Pool #Q19236 4.000% 6/01/43	85,500	90,827
Pool #Q19615 4.000% 7/01/43	81,666	86,984
Pool #Q19985 4.000% 7/01/43	2,668,697	2,842,475
Pool #U95137 4.000% 8/01/43	90,819	96,350
Pool #U99076 4.500% 12/01/43	635,284	693,601

	Principal Amount	Value
Pool #U92272 4.500% 12/01/43	$91,288	$99,696
Pool #U99084 4.500% 2/01/44	543,365	593,414
Pool #U99091 4.500% 3/01/44	186,558	203,742
Pool #G06496 5.000% 6/01/41	166,943	182,731
Pool #G06875 5.500% 12/01/38	22,640	25,354
Pool #G06669 6.500% 9/01/39	43,312	49,588
Pool #G07509 6.500% 9/01/39	44,937	51,357
Pool #G07335 7.000% 3/01/39	109,655	124,041
Federal Home Loan Mortgage Corp. TBA Pool #648 3.500% 6/01/43 (f)	1,700,000	1,749,805
Federal National Mortgage Association Pool #950385 6 mo. USD LIBOR + .957%, FRN 1.398% 8/01/37	28,519	28,961
Pool #AP9633 2.500% 10/01/42	160,062	155,029
Pool #AM8674 2.810% 4/01/25	130,000	127,546
Pool #AQ7306 3.000% 1/01/43	80,844	80,740
Pool #AR1202 3.000% 1/01/43	84,642	84,532
Pool #MA1177 3.500% 9/01/42	81,363	83,979
Pool #MA1213 3.500% 10/01/42	494,203	510,091
Pool #MA1372 3.500% 3/01/43	250,729	258,555
Pool #MA1403 3.500% 4/01/43	667,542	688,376
Pool #AS5892 3.500% 10/01/45	2,272,886	2,345,955
Pool #BA0147 3.500% 10/01/45	697,805	720,238
Pool #AS6311 3.500% 12/01/45	1,596,582	1,647,910
Pool #AS6340 3.500% 12/01/45	300,000	309,926
3.500% 1/01/46 (d)	300,000	309,047
Pool #AK8441 4.000% 4/01/42	75,338	79,950
Pool #AO2711 4.000% 5/01/42	75,398	80,013

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AO6086 4.000% 6/01/42	$83,622	$88,741
Pool #AP0692 4.000% 7/01/42	71,141	75,496
Pool #AP5333 4.000% 7/01/42	327,344	347,381
Pool #AP2530 4.000% 8/01/42	63,800	67,705
Pool #AP2958 4.000% 8/01/42	66,244	70,299
Pool #AP4903 4.000% 9/01/42	86,124	91,409
Pool #AP7399 4.000% 9/01/42	152,674	162,019
Pool #AP9229 4.000% 10/01/42	71,828	76,225
Pool #AP9766 4.000% 10/01/42	326,126	346,139
Pool #AQ3599 4.000% 11/01/42	76,979	81,691
Pool #MA1253 4.000% 11/01/42	247,528	262,719
Pool #AQ7003 4.000% 12/01/42	133,092	141,239
Pool #AQ4555 4.000% 12/01/42	147,413	156,505
Pool #AQ7082 4.000% 1/01/43	167,516	177,927
Pool #AL3508 4.000% 4/01/43	78,874	84,096
Pool #AQ4078 4.000% 6/01/43	81,975	87,402
Pool #AQ4080 4.000% 6/01/43	80,104	85,157
Pool #AT8394 4.000% 6/01/43	83,037	88,522
Pool #AB9683 4.000% 6/01/43	150,092	159,420
Pool #AT9637 4.000% 7/01/43	250,851	266,637
Pool #AT9653 4.000% 7/01/43	168,087	179,190
Pool #AT9657 4.000% 7/01/43	145,758	154,794
Pool #AS0070 4.000% 8/01/43	89,492	95,095
Pool #MA1547 4.000% 8/01/43	89,112	94,692
Pool #AS4347 4.000% 1/01/45	188,823	200,765
Pool #AS5476 4.000% 7/01/45	1,957,376	2,072,601
Pool #MA0706 4.500% 4/01/31	65,996	71,497

	Principal Amount	Value
Pool #MA0734 4.500% 5/01/31	$208,841	$226,249
Pool #MA0776 4.500% 6/01/31	68,621	74,341
Pool #MA0913 4.500% 11/01/31	48,051	52,087
Pool #MA0939 4.500% 12/01/31	56,436	61,176
Pool #993117 4.500% 1/01/39	13,743	14,859
Pool #AA0856 4.500% 1/01/39	27,017	29,210
Pool #AA2450 4.500% 2/01/39	5,380	5,816
Pool #AA3495 4.500% 2/01/39	36,929	39,927
Pool #935520 4.500% 8/01/39	80,421	87,000
Pool #AD5481 4.500% 5/01/40	1,227,770	1,329,732
Pool #AD6914 4.500% 6/01/40	137,992	149,452
Pool #AD8685 4.500% 8/01/40	295,911	320,578
Pool #MA1591 4.500% 9/01/43	176,395	192,918
Pool #AL4341 4.500% 10/01/43	24,480	26,497
Pool #AU6423 4.500% 10/01/43	725,916	785,747
Pool #MA1629 4.500% 10/01/43	179,282	196,076
Pool #MA1664 4.500% 11/01/43	88,556	96,851
Pool #MA1711 4.500% 12/01/43	176,160	192,717
Pool #AL4741 4.500% 1/01/44	87,641	95,851
Pool #AW0318 4.500% 2/01/44	336,296	364,014
Pool #AL5562 4.500% 4/01/44	65,742	71,160
Pool #AL5540 4.500% 7/01/44	176,834	193,205
Pool #890604 4.500% 10/01/44	966,332	1,053,981
Pool #AS4271 4.500% 1/01/45	91,685	100,704
Pool #915154 5.000% 4/01/37	126,308	139,314
Pool #974965 5.000% 4/01/38	414,609	456,070
Pool #983077 5.000% 5/01/38	115,108	126,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #310088 5.000% 6/01/38	$109,246	$120,426
Pool #AE2266 5.000% 3/01/40	166,090	183,010
Pool #937948 5.500% 6/01/37	28,911	32,345
Pool #995072 5.500% 8/01/38	60,079	67,402
Pool #481473 6.000% 2/01/29	112	125
Pool #867557 6.000% 2/01/36	2,833	3,198
Pool #AE0469 6.000% 12/01/39	406,706	459,070
Pool #AL4324 6.500% 5/01/40	286,847	328,899
Pool #AE0758 7.000% 2/01/39	167,510	193,873
Federal National Mortgage Association TBA
Pool #3348 2.500% 3/01/28 (f)	700,000	705,578
Pool #1312 3.000% 4/01/28 (f)	7,400,000	7,623,156
Pool #1438 3.500% 1/01/27 (f)	600,000	628,312
Pool #28650 3.500% 7/01/43 (f)	2,600,000	2,683,789
Pool #9174 4.000% 9/01/42 (f)	400,000	423,187
Pool #29800 5.000% 4/01/37 (f)	2,300,000	2,531,437
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	4,253	4,813
Pool #595077 6.000% 10/15/32	674	769
Pool #596620 6.000% 10/15/32	601	650
Pool #598000 6.000% 12/15/32	63	72
Pool #604706 6.000% 10/15/33	93,702	106,711
Pool #636251 6.000% 3/15/35	8,250	9,256
Pool #782034 6.000% 1/15/36	104,711	120,643
Pool #658029 6.000% 7/15/36	46,522	52,667
Government National Mortgage Association II
Pool #784054 4.000% 9/20/45	2,379,516	2,530,374

	Principal Amount	Value
Pool #783298 4.500% 4/20/41	$532,909	$575,896
Pool #783368 4.500% 7/20/41	69,419	75,019
Pool #4747 5.000% 7/20/40	313,408	347,393
Government National Mortgage Association II TBA Pool #5610 3.500% 4/01/42 (f)	900,000	936,562
Pool #207 3.500% 12/01/43 (f)	1,400,000	1,459,500
Pool #872 4.500% 3/01/41 (f)	1,000,000	1,074,375

		52,696,771

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $59,387,079)		59,049,111

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds & Notes — 11.8%
U.S. Treasury Bond 3.000% 5/15/45	6,000,000	5,976,093
U.S. Treasury Bond 3.000% 11/15/45	1,130,000	1,127,374
U.S. Treasury Bond 3.375% 5/15/44	4,100,000	4,403,576
U.S. Treasury Inflation Index 0.125% 4/15/20	10,014,112	9,886,462
U.S. Treasury Inflation Index 0.375% 7/15/23	470,129	459,270
U.S. Treasury Inflation Index 0.375% 7/15/25	1,704,998	1,650,740
U.S. Treasury Inflation Index 0.625% 1/15/24	366,959	362,797
U.S. Treasury Inflation Index 0.625% 2/15/43	1,262,078	1,068,033
U.S. Treasury Inflation Index 0.750% 2/15/42	105,258	92,471
U.S. Treasury Inflation Index 0.750% 2/15/45	1,434,228	1,250,803
U.S. Treasury Inflation Index 1.375% 2/15/44	1,163,393	1,183,994
U.S. Treasury Inflation Index 2.125% 2/15/40	374,139	440,496
U.S. Treasury Note 0.500% 7/31/16	180,000	179,885
U.S. Treasury Note 0.625% 11/30/17	180,000	178,511
U.S. Treasury Note 0.875% 11/30/17	30,000	29,911

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 9/30/20	$30,000	$29,483
U.S. Treasury Note 1.375% 10/31/20	20,000	19,648
U.S. Treasury Note 1.500% 12/31/18	250,000	251,111
U.S. Treasury Note 1.500% 10/31/19	30,000	29,904
U.S. Treasury Note 1.625% 7/31/19	270,000	270,939
U.S. Treasury Note 1.625% 12/31/19	640,000	640,000
U.S. Treasury Note 1.750% 9/30/19	30,000	30,202
U.S. Treasury Note 1.875% 10/31/22	1,740,000	1,717,961
U.S. Treasury Note 2.625% 11/15/20	10,000	10,390

		31,290,054

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,738,275)		31,290,054

TOTAL BONDS & NOTES (Cost $250,291,803)		244,399,115

	Notional
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial — 0.2%
MARKIT CDX.NA.HY.25 Swaption Call, Expires 1/20/16, Strike 103.0 (OTC—Barclays Bank PLC); Underlying Swap terminates 12/20/20	2,660,000	1,169
MARKIT CDX.NA.IG.25 Swaption Call, Expires 1/20/16, Strike 80.0 (OTC—Bank of America); Underlying Swap terminates 12/20/20	2,820,000	412

	Units
Eurodollar Future, Expires 4/15/16, Strike 99.0	482	36,150
Eurodollar Euro Future, Expires 3/14/16, Strike 99.3	303	92,794
Eurodollar Future, Expires 6/13/16, Strike 99.1	319	77,756
Eurodollar 1 Year Mid Curve, Expires 1/15/2016, Strike 98.7	39	13,650
Eurodollar 1 Year Mid Curve, Expires 1/15/2016, Strike 98.8	42	27,037

	Units	Value
Eurodollar Future Call, Expires 3/14/16, Strike 99.5	39	$488
Eurodollar Future Put, Expires 6/13/16, Strike 99.2	319	145,544
U.S. Treasury Note 10 Year Future, Expires 1/22/2016, Strike 125.5	25	9,766
U.S. Treasury Note 10 Year Future, Expires 1/22/2016, Strike 126.5	19	5,938

		410,704

TOTAL PURCHASED OPTIONS (Cost $277,233)		410,704

TOTAL LONG-TERM INVESTMENTS (Cost $250,731,696)		244,967,059

	Principal Amount
SHORT-TERM INVESTMENTS — 13.6%
Discount Notes — 9.4%
Federal National Mortgage Association 0.010% 1/07/16	$7,000,000	6,999,909
Federal National Mortgage Association 0.010% 1/08/16	18,000,000	17,999,694

		24,999,603

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (g)	926,078	926,078

Time Deposit — 0.1%
Euro Time Deposit 0.030% 1/04/16	224,806	224,806

U.S. Treasury Bills — 3.8%
U.S. Treasury Bill 0.000% 1/07/16	10,000,000	9,999,960

TOTAL SHORT-TERM INVESTMENTS (Cost $36,149,928)		36,150,447

TOTAL INVESTMENTS — 106.2% (Cost $286,881,624) (h)		281,117,506

Other Assets/(Liabilities) — (6.2)%		(16,213,399)

NET ASSETS — 100.0%		$264,904,107

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FORWARD SALE COMMITMENTS — (2.0)%

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES SOLD SHORT — (2.0)%
Pass-Through Securities — (2.0)%
Federal National Mortgage Association TBA, Pool #28650 3.500% 7/01/43 (f)	$(2,600,000)	$(2,681,859)
Federal National Mortgage Association TBA, Pool #28650 3.500% 7/01/43 (f)	(2,600,000)	(2,683,789)

		(5,365,649)

TOTAL FORWARD SALE COMMITMENTS (Cost $(5,367,172))		$(5,365,649)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ABS	Asset-Backed Security
ARS	Auction Rate Security
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
MXN	Mexican Peso
PAC	Planned Amortization Class
PLN	Polish Zloty
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $37,779,925 or 14.26% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, these securities amounted to a value of $763,240 or 0.29% of net assets.
(c)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2015, these securities amounted to a value of $360 or 0.00% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $309,047 or 0.12% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Maturity value of $926,079. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 1/30/23, and an aggregate market value, including accrued interest, of $945,373.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 55.7%

COMMON STOCK — 52.8%
Australia — 0.1%
Healthscope Ltd.	315,004	$607,332
Scentre Group	11,264	34,136
Wesfarmers Ltd.	680	20,459

		661,927

Austria — 0.0%
Oesterreichische Post AG	957	34,891

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	474	58,551
BHF Kleinwort Benson Group (a)	11,800	73,269
bpost SA	2,952	72,360
Colruyt SA	2,809	144,275
Proximus SADP	8,288	268,886
Telenet Group Holding NV (a)	1,218	65,641

		682,982

Bermuda — 0.2%
Axalta Coating Systems Ltd. (a)	24,993	666,064
Axis Capital Holdings Ltd.	2,655	149,264
Brilliance China Automotive Holdings Ltd.	160,000	200,381
Haier Electronics Group Co. Ltd.	175,000	352,382

		1,368,091

Brazil — 0.1%
Cyrela Brazil Realty SA	28,289	53,388
Gerdau SA Sponsored ADR (Brazil)	98,686	118,423
MRV Engenharia e Participacoes SA	1,662	3,635
Petroleo Brasileiro SA Sponsored ADR (Brazil) (a)	59,751	256,929
SLC Agricola SA	23,464	97,711

		530,086

British Virgin Islands — 0.1%
Michael Kors Holdings Ltd. (a)	18,671	747,960

Canada — 1.0%
Athabasca Oil Corp. (a)	89,468	99,574
Barrick Gold Corp.	95,667	706,022
Brookfield Asset Management, Inc. Class A	1,893	59,716
Brookfield Asset Management, Inc. Class A	12,354	389,522
Cameco Corp.	50,505	622,727
Canadian National Railway Co.	6,054	338,298
Cenovus Energy, Inc.	96,093	1,215,312
Eldorado Gold Corp.	75,349	223,264
Enbridge, Inc.	1,830	60,837
First Quantum Minerals Ltd.	108,705	406,947
Goldcorp, Inc.	47,192	545,539
Platinum Group Metals Ltd. (a)	310,967	43,823

	Number of Shares	Value
Platinum Group Metals Ltd. (a)	182,356	$26,770
Suncor Energy, Inc.	3,194	82,453
Tahoe Resources, Inc.	61,568	532,607
The Toronto-Dominion Bank	22,052	864,422
TransCanada Corp.	921	30,079

		6,247,912

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. (a)	12,060	980,116
CAR, Inc. (a)	215,963	356,908
Chaoda Modern Agriculture Holdings Ltd. (a)	1,265,139	40,113
Cheung Kong Property Holdings Ltd.	5,500	35,728
China Resources Land Ltd.	270,000	778,735
Haitian International Holdings Ltd.	148,171	219,279
Sino Biopharmaceutical Ltd.	354,000	319,096
Zhongsheng Group Holdings Ltd.	213,850	128,503

		2,858,478

China — 0.0%
Dongfeng Motor Group Co. Ltd. Class H	91,500	121,637

France — 2.3%
Accor SA	11,628	501,573
Aeroports de Paris	603	69,915
Air Liquide SA	2,023	227,211
Alcatel-Lucent (a)	18,276	72,323
Atos SE	11,277	947,145
AXA SA	40,523	1,107,844
BNP Paribas	8,943	506,210
Cie Generale des Etablissements Michelin Class B	706	67,033
Compagnie de Saint-Gobain	12,584	541,346
Danone SA	9,001	607,454
Dassault Aviation SA	625	777,536
Elis SA	8,989	148,751
Engie	27,255	482,351
Eutelsat Communications SA	4,579	136,745
Groupe Eurotunnel SE	10,078	125,070
Iliad SA	1,193	284,626
L’Oreal SA	1,541	259,259
Metropole Television SA	1,801	30,964
Numericable-SFR SAS	1,675	60,816
Orange SA	17,618	295,566
Peugeot SA (a)	36,736	644,122
Renault SA	4,152	416,217
Safran SA	18,961	1,298,573
Sanofi	17,153	1,463,593
Societe Generale	6,883	317,495
Societe Television Francaise 1	5,134	57,094
Sopra Steria Group	1,049	123,208
Total SA Sponsored ADR (France)	1,953	87,787
Total SA	17,198	765,927

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Ubisoft Entertainment (a)	18,361	$531,208
Unibail-Rodamco SE	3,147	797,934
Vinci SA	8,597	551,318
Vivendi	12,032	259,089
Worldline SA (a) (b)	12,043	311,377

		14,874,680

Germany — 0.8%
Axel Springer SE	1,306	72,628
Bayer AG	5,127	643,240
Bayerische Motoren Werke AG	4,569	481,200
Deutsche Bank AG	20,930	513,709
Deutsche Post AG	20,102	566,104
Deutsche Telekom AG	39,806	720,242
E.ON SE	2,821	27,301
Fraport AG Frankfurt Airport Services Worldwide	2,276	145,222
Linde AG	1,875	272,163
ProSiebenSat.1 Media SE	5,723	289,492
SAP SE	534	42,534
Stroeer SE	1,224	76,724
Telefonica Deutschland Holding AG	23,435	125,112
TUI AG	14,795	262,483
United Internet AG	5,420	298,052
Volkswagen AG	258	39,750
Vonovia SE	10,352	320,650

		4,896,606

Hong Kong — 0.6%
AIA Group Ltd.	105,400	627,927
Beijing Enterprises Holdings Ltd.	124,422	749,851
CLP Holdings Ltd.	2,500	21,248
Hong Kong & China Gas Co. Ltd.	10,000	19,615
Power Assets Holdings Ltd.	2,000	18,414
Sun Hung Kai Properties Ltd.	95,250	1,145,008
Wharf Holdings Ltd.	192,000	1,063,478

		3,645,541

India — 0.4%
Coal India Ltd.	116,775	577,000
Maruti Suzuki India Ltd.	7,728	538,082
Oil & Natural Gas Corp. Ltd.	129,438	466,849
Reliance Industries Ltd.	66,318	1,008,304

		2,590,235

Indonesia — 0.0%
Siloam International Hospitals Tbk PT	328,680	232,975

Ireland — 0.8%
Accenture PLC Class A	2,150	224,675
Alkermes PLC (a)	2,336	185,432
Allergan PLC (a)	4,428	1,383,750
Eaton Corp. PLC	27,440	1,427,977
Ingersoll-Rand PLC	8,676	479,696

	Number of Shares	Value
Tyco International PLC	20,757	$661,941
Xl Group PLC	16,309	638,987

		5,002,458

Israel — 0.3%
Check Point Software Technologies Ltd. (a)	1,731	140,869
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	28,824	1,892,007

		2,032,876

Italy — 0.7%
Ei Towers SpA	17,202	1,108,465
Enel SpA	111,660	467,049
Eni SpA	5,457	80,841
Intesa Sanpaolo	352,429	1,174,504
Mediaset SpA	58,071	240,502
RAI Way SpA (b)	99,250	507,137
Telecom Italia SpA (a)	517,039	651,685
Telecom Italia SpA- RSP	54,481	55,724
UniCredit SpA	60,267	331,948

		4,617,855

Japan — 8.6%
Aisin Seiki Co. Ltd.	20,240	870,235
Ajinomoto Co., Inc.	14,000	331,355
Alpine Electronics, Inc.	3,700	57,543
Asahi Group Holdings Ltd.	10,700	334,504
Asahi Kasei Corp.	89,000	602,353
ASKUL Corp.	100	4,021
Astellas Pharma, Inc.	36,150	513,482
Autobacs Seven Co. Ltd.	1,700	31,044
Bandai Namco Holdings, Inc.	5,300	111,364
The Bank of Yokohama Ltd.	21,000	128,539
Benesse Holdings, Inc.	800	23,035
Bridgestone Corp.	35,000	1,198,466
Canon Marketing Japan, Inc.	2,600	40,516
The Chiba Bank Ltd.	17,000	120,529
Chiyoda Corp.	5,000	37,922
Chubu Electric Power Co., Inc.	43,200	590,907
COMSYS Holdings Corp.	1,600	22,474
Daikin Industries Ltd.	11,700	851,499
Daikyo, Inc.	35,000	56,789
Daito Trust Construction Co. Ltd.	4,100	474,676
Daiwa House Industry Co. Ltd.	1,300	37,272
Dena Co. Ltd.	7,400	115,793
Denso Corp.	36,270	1,729,331
East Japan Railway	18,153	1,706,059
Eisai Co. Ltd.	4,000	264,412
Electric Power Development Co. Ltd.	6,500	231,313
EXEDY Corp.	1,800	43,483
FamilyMart Co. Ltd.	10,200	473,944
Fanuc Ltd.	2,150	370,641
Fuji Heavy Industries Ltd.	63,030	2,591,059

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Fukuoka Financial Group, Inc.	42,000	$208,312
Futaba Industrial Co. Ltd.	22,310	106,262
GS Yuasa Corp.	69,000	256,042
GungHo Online Entertainment, Inc. (a)	15,100	41,106
Hitachi Chemical Co. Ltd.	28,400	450,007
Hitachi High-Technologies Corp.	4,100	110,797
Hitachi Kokusai Electric, Inc.	3,000	40,727
Honda Motor Co. Ltd.	27,460	879,861
Hoya Corp.	13,620	555,270
IHI Corp.	77,000	211,708
Inpex Corp.	113,000	1,115,154
Isuzu Motors Ltd.	55,000	591,874
Japan Airlines Co. Ltd.	49,300	1,765,506
Japan Post Bank Co. Ltd. (a)	28,500	414,951
Japan Tobacco, Inc.	10,300	378,187
JGC Corp.	15,030	229,990
JSR Corp.	29,400	458,858
Kamigumi Co. Ltd.	5,000	43,039
The Kansai Electric Power Co., Inc. (a)	6,400	76,577
KDDI Corp.	28,800	745,545
Keyence Corp.	400	219,538
Kinden Corp.	5,900	75,225
Koito Manufacturing Co. Ltd.	10,300	421,314
Komatsu Ltd.	22,700	369,870
Kubota Corp.	31,220	481,259
Kuraray Co. Ltd.	28,410	343,538
Kyocera Corp.	13,000	602,540
Kyushu Electric Power Co., Inc. (a)	27,100	296,124
Mabuchi Motor Co. Ltd.	2,800	151,280
Maeda Road Construction Co. Ltd.	3,000	50,154
Medipal Holdings Corp.	1,200	20,433
Millea Holdings, Inc.	13,575	523,051
Mitsubishi Corp.	34,220	568,512
Mitsubishi Electric Corp.	125,000	1,310,565
Mitsubishi Estate Co. Ltd.	58,000	1,202,163
Mitsubishi Heavy Industries Ltd.	124,000	541,636
Mitsubishi UFJ Financial Group, Inc.	153,800	951,852
Mitsui & Co. Ltd.	53,352	633,651
Mitsui Fudosan Co. Ltd.	2,000	50,115
Mitsui Sumitomo Insurance Group Holdings, Inc.	6,766	197,868
Mizuho Financial Group, Inc.	228,300	455,740
Murata Manufacturing Co. Ltd.	1,870	268,395
Nabtesco Corp.	7,000	142,249
NEC Corp.	180,000	571,732
Nexon Co. Ltd.	7,900	128,236
Nikon Corp.	55,700	744,096
Nintendo Co. Ltd.	5,900	812,205
Nippo Corp.	1,000	16,244
Nippon Express Co. Ltd.	31,000	145,449
Nippon Steel & Sumitomo Metal Corp.	10,700	211,870
Nippon Telegraph & Telephone Corp.	18,440	732,102

	Number of Shares	Value
Nitto Denko Corp.	19,700	$1,437,012
Nomura Holdings, Inc.	82,700	459,621
NS Solutions Corp.	600	13,625
Okumura Corp.	68,230	383,317
Omron Corp.	8,400	279,793
Otsuka Holdings Co. Ltd.	14,600	516,499
Rinnai Corp.	6,000	531,197
Rohm Co. Ltd.	19,260	973,342
Sanrio Co. Ltd.	16,700	390,983
Sawai Pharmaceutical Co. Ltd.	1,900	130,083
SCSK Corp.	700	28,248
Secom Co. Ltd.	1,500	101,504
Sega Sammy Holdings, Inc.	33,000	308,173
Seino Holdings Co. Ltd.	8,200	85,249
Seven & I Holdings Co. Ltd.	7,800	355,644
Shimamura Co. Ltd.	700	81,816
Shin-Etsu Chemical Co. Ltd.	27,688	1,503,901
Ship Healthcare Holdings, Inc.	7,400	182,841
The Shizuoka Bank Ltd.	12,000	116,316
SHO-BOND Holdings Co. Ltd.	300	10,906
SMC Corp.	900	233,396
Sohgo Security Services Co. Ltd.	4,000	187,191
Sompo Japan Nipponkoa Holdings	5,400	176,630
Sony Financial Holdings, Inc.	35,900	641,280
Stanley Electric Co. Ltd.	2,900	63,877
Sumco Corp.	40,500	304,268
Sumitomo Corp.	52,600	535,734
Sumitomo Electric Industries Ltd.	36,300	511,481
Sumitomo Mitsui Financial Group, Inc.	12,830	483,977
Suntory Beverage & Food Ltd.	8,200	359,529
Suzuki Motor Corp.	27,437	832,944
Toda Corp.	72,200	384,720
The Tokyo Electric Power Co., Inc. (a)	11,100	63,843
Tokyo Gas Co. Ltd.	312,988	1,470,210
Toyota Industries Corp.	36,821	1,967,785
Toyota Motor Corp.	28,300	1,737,055
Toyota Tsusho Corp.	10,700	250,268
Trend Micro, Inc. (a)	5,200	210,939
TV Asahi Holdings Corp.	2,600	44,897
Ube Industries Ltd.	209,600	442,362
Yahoo! Japan Corp.	62,800	255,223
Yamada Denki Co. Ltd.	91,400	395,267
Yamaha Corp.	7,200	173,961
Yamato Kogyo Co. Ltd.	300	7,653

		55,507,899

Kazakhstan — 0.0%
KazMunaiGas Exploration Production GDR (Kazakhstan) (c)	23,729	176,690

Luxembourg — 0.0%
RTL Group (a)	1,514	126,455

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 0.2%
Axiata Group	258,112	$384,821
IHH Healthcare Bhd	383,400	587,700

		972,521

Marshall Islands — 0.0%
Ocean Rig UDW, Inc.	16,575	27,017

Mexico — 0.3%
America Movil SAB de C.V.	308,203	216,383
America Movil SAB de C.V. Sponsored ADR (Mexico)	24,917	350,333
Fibra Uno Administracion SA de C.V.	403,123	888,604
Telesites SAB de C.V. (a)	433,259	282,563

		1,737,883

Netherlands — 1.8%
Airbus Group SE	21,387	1,435,998
Akzo Nobel NV	27,484	1,835,753
CNH Industrial NV	8,333	56,998
Constellium NV (a)	38,437	295,965
ING Groep NV	41,641	560,531
Koninklijke KPN NV	151,971	573,847
Koninklijke Philips NV	36,205	920,527
LyondellBasell Industries NV Class A	6,899	599,523
Mobileye NV (a)	21,305	900,775
Mylan NV (a)	23,859	1,290,056
PostNL NV (a)	40,182	151,930
Randstad Holding NV	9,252	575,518
SBM Offshore NV (a)	143,825	1,828,497
TomTom NV (a)	28,437	357,565
Unilever NV	1,676	72,614

		11,456,097

Netherlands Antilles — 0.3%
Schlumberger Ltd.	28,789	2,008,033

Norway — 0.2%
Statoil ASA	99,756	1,395,217

Portugal — 0.1%
CTT-Correios de Portugal SA	6,157	59,185
NOS SGPS	56,046	440,789

		499,974

Republic of Korea — 0.4%
Hyundai Motor Co.	7,079	891,992
Hyundai Wia Corp.	1,752	165,491
Samsung Electronics Co. Ltd.	1,212	1,294,212
Samsung SDI Co. Ltd.	1,325	127,233
SK Hynix, Inc.	15,277	394,402

		2,873,330

Singapore — 0.7%
Avago Technologies Ltd.	208	30,191
Capitaland Ltd.	558,400	1,310,551

	Number of Shares	Value
Global Logistic Properties Ltd.	973,600	$1,465,928
Keppel Corp. Ltd.	159,800	729,215
Raffles Medical Group Ltd.	43,200	126,581
Singapore Telecommunications Ltd.	241,128	620,561

		4,283,027

Spain — 0.6%
Aena SA (a) (b)	2,461	280,388
Banco Santander SA	122,247	600,176
Cellnex Telecom SAU (b)	62,259	1,160,784
Cia de Distribucion Integral Logista Holdings SA	3,688	77,713
Distribuidora Internacional de Alimentacion SA	88,415	519,443
Iberdrola SA	27,957	198,196
Industria de Diseno Textil SA	16,266	558,188
Mediaset Espana Comunicacion SA	12,855	139,231
Merlin Properties Socimi SA	45,081	562,585

		4,096,704

Sweden — 0.1%
Getinge AB	5,883	153,105
Svenska Handelsbanken AB Class A	37,838	499,460
Telefonaktiebolaget LM Ericsson Class B	1,781	17,252

		669,817

Switzerland — 1.3%
ACE Ltd.	987	115,331
Credit Suisse Group	16,883	364,898
Garmin Ltd.	4,226	157,081
Nestle SA	32,029	2,374,107
Novartis AG	16,540	1,413,783
Roche Holding AG	4,229	1,165,462
Syngenta AG	2,875	1,128,449
TE Connectivity Ltd.	334	21,580
UBS Group AG	66,253	1,274,966
Zurich Financial Services AG	1,087	277,358

		8,293,015

Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	117,211	189,309
Delta Electronics, Inc.	27,000	126,718
Hon Hai Precision Industry Co. Ltd.	7,650	18,711
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	621,371
Yulon Motor Co. Ltd.	143,000	130,472

		1,086,581

Thailand — 0.1%
Bangkok Dusit Medical Services PCL	784,100	485,909
Bumrungrad Hospital PCL	56,500	331,291

		817,200

United Arab Emirates — 0.2%
Al Noor Hospitals Group PLC	30,072	491,015

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
NMC Health PLC	50,974	$631,997

		1,123,012

United Kingdom — 3.5%
Antofagasta PLC	115,780	793,387
AstraZeneca PLC	28,045	1,896,094
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,922	65,252
Barclays PLC	61,648	199,535
BG Group PLC	7,457	108,136
BHP Billiton PLC	19,165	215,168
BP PLC	39,961	208,234
British American Tobacco PLC	1,134	62,981
BT Group PLC	95,630	660,919
Centrica PLC	8,293	26,637
Coats Group PLC (a)	111,362	40,302
Delphi Automotive PLC	14,929	1,279,863
Diageo PLC	1,524	41,560
Diageo PLC Sponsored ADR (United Kingdom)	7,084	772,652
Glencore PLC	452,258	601,762
HSBC Holdings PLC	421,273	3,324,449
Imperial Tobacco Group PLC	586	30,821
Integrated Diagnostics Holdings PLC (a) (b)	23,028	113,784
Land Securities Group PLC	1,616	28,017
Legal & General Group PLC	118,987	469,262
Liberty Global PLC Series A (a)	9,470	401,149
Lloyds Banking Group PLC	375,921	404,611
National Grid PLC	50,397	693,171
Ophir Energy PLC (a)	234,889	339,060
Prudential PLC	46,083	1,031,702
Reckitt Benckiser Group PLC	388	35,715
Rio Tinto PLC	43,727	1,274,321
Royal Dutch Shell PLC Class A	8,623	193,729
Royal Dutch Shell PLC Class B	5,373	122,688
SABMiller PLC	55,062	3,298,194
Shire Ltd.	7,011	480,491
Spire Healthcare Group PLC (b)	196,234	904,235
SSE PLC	1,520	34,037
Standard Chartered PLC	58,415	484,630
Vodafone Group PLC	344,150	1,113,162
Vodafone Group PLC Sponsored ADR (United Kingdom)	36,776	1,186,394

		22,936,104

United States — 26.3%
3M Co.	855	128,797
Abbott Laboratories	13,209	593,216
AbbVie, Inc.	18,470	1,094,163
Activision Blizzard, Inc.	19,492	754,535
Adobe Systems, Inc. (a)	2,299	215,968
The AES Corp.	31,522	301,666
Aetna, Inc.	18,024	1,948,755

	Number of Shares	Value
Air Products & Chemicals, Inc.	1,606	$208,957
Alexion Pharmaceuticals, Inc. (a)	2,948	562,331
Alliance Data Systems Corp. (a)	445	123,074
Allstate Corp.	12,839	797,174
Alphabet, Inc. Class A (a)	2,732	2,125,523
Alphabet, Inc. Class C (a)	6,215	4,716,439
Altria Group, Inc.	2,318	134,931
Amazon.com, Inc. (a)	41	27,711
Amdocs Ltd.	2,621	143,028
Ameren Corp.	461	19,929
American Airlines Group, Inc.	16,142	683,614
American Electric Power Co., Inc.	9,257	539,405
American International Group, Inc.	21,653	1,341,836
American Tower Corp.	1,128	109,360
American Water Works Co., Inc.	12,740	761,215
Ameriprise Financial, Inc.	1,076	114,508
AmerisourceBergen Corp.	1,588	164,691
Amgen, Inc.	11,427	1,854,945
Anacor Pharmaceuticals, Inc. (a)	122	13,782
Anadarko Petroleum Corp.	59,574	2,894,105
Anthem, Inc.	9,624	1,341,971
Apple, Inc.	34,602	3,642,207
Applied Materials, Inc.	1,001	18,689
Archer-Daniels-Midland Co.	2,593	95,111
AT&T, Inc.	74,718	2,571,046
Automatic Data Processing, Inc.	396	33,549
AvalonBay Communities, Inc.	378	69,601
Baker Hughes, Inc.	1,308	60,364
Bank of America Corp.	168,542	2,836,562
The Bank of New York Mellon Corp.	12,212	503,379
Baxter International, Inc.	10,873	414,805
Becton, Dickinson & Co.	331	51,004
Bed Bath & Beyond, Inc. (a)	6,552	316,134
Berkshire Hathaway, Inc. Class A (a)	6	1,186,800
Berkshire Hathaway, Inc. Class B (a)	13,846	1,828,226
Biogen, Inc. (a)	2,919	894,236
The Boeing Co.	875	126,516
Boston Properties, Inc.	438	55,863
Bristol-Myers Squibb Co.	17,216	1,184,289
Broadcom Corp. Class A	449	25,961
Calpine Corp. (a)	36,255	524,610
Cameron International Corp. (a)	1,198	75,714
Capital One Financial Corp.	1,863	134,471
Cardinal Health, Inc.	1,949	173,987
Catalent, Inc. (a)	28,528	714,056
Caterpillar, Inc.	4,219	286,723
Celgene Corp. (a)	5,000	598,800
The Charles Schwab Corp.	17,842	587,537
Chevron Corp.	6,587	592,567
The Chubb Corp.	17,331	2,298,784
Cintas Corp.	1,761	160,339
Cisco Systems, Inc.	76,553	2,078,797
Citigroup, Inc.	59,959	3,102,878

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens Financial Group, Inc.	2,675	$70,058
CME Group, Inc.	6,177	559,636
CMS Energy Corp.	567	20,457
CNA Financial Corp.	2,787	97,963
The Coca-Cola Co.	54,333	2,334,146
Coca-Cola Enterprises, Inc.	1,243	61,205
Cognizant Technology Solutions Corp. Class A (a)	501	30,070
Colfax Corp. (a)	15,718	367,015
Colgate-Palmolive Co.	13,302	886,179
Comcast Corp. Class A	32,052	1,808,694
Computer Sciences Corp.	2,450	80,066
ConocoPhillips	3,690	172,286
CONSOL Energy, Inc.	106,473	841,137
Consolidated Edison, Inc.	636	40,876
Constellation Brands, Inc. Class A	1,588	226,195
Corning, Inc.	1,054	19,267
Costco Wholesale Corp.	366	59,109
Crown Castle International Corp.	7,342	634,716
CSX Corp.	17,215	446,729
CVS Health Corp.	16,469	1,610,174
DaVita HealthCare Partners, Inc. (a)	6,403	446,353
Delta Air Lines, Inc.	10,784	546,641
Delta Topco Ltd. (a) (d)	800,425	350,586
Discover Financial Services	2,376	127,401
DISH Network Corp. Class A (a)	13,681	782,280
Dominion Resources, Inc.	8,647	584,883
Dover Corp.	1,126	69,035
Dr. Pepper Snapple Group, Inc.	850	79,220
Dropbox, Inc. (a) (d)	87,114	1,324,133
DTE Energy Co.	331	26,543
Duke Energy Corp.	1,371	97,876
eBay, Inc. (a)	13,750	377,850
Ecolab, Inc.	2,194	250,950
Edgewell Personal Care Co.	6,536	512,226
Edison International	665	39,375
Electronic Arts, Inc. (a)	1,869	128,438
Eli Lilly & Co.	20,406	1,719,410
EMC Corp.	1,673	42,963
Emerson Electric Co.	15,789	755,188
Entergy Corp.	400	27,344
Envision Healthcare Holdings, Inc. (a)	4,810	124,916
EOG Resources, Inc.	4,818	341,066
EQT Corp.	16,843	878,026
Equinix, Inc.	159	48,082
Equity Residential	1,031	84,119
Essex Property Trust, Inc.	180	43,094
Eversource Energy	651	33,247
Exelon Corp.	1,926	53,485
Expedia, Inc.	1,560	193,908
Exxon Mobil Corp.	12,466	971,725
Facebook, Inc. Class A (a)	14,546	1,522,384
FedEx Corp.	9,661	1,439,392

	Number of Shares	Value
Fidelity National Information Services, Inc.	2,623	$158,954
Fifth Third Bancorp	3,449	69,325
FirstEnergy Corp.	863	27,383
Fitbit, Inc. Class A (a)	3,504	103,683
FMC Corp.	12,013	470,069
Ford Motor Co.	88,562	1,247,839
Freeport-McMoRan, Inc.	31,288	211,820
General Dynamics Corp.	1,219	167,442
General Electric Co.	128,729	4,009,908
General Growth Properties, Inc.	1,622	44,135
General Mills, Inc.	505	29,118
Gilead Sciences, Inc.	9,366	947,746
Global Payments, Inc.	1,196	77,154
GoDaddy, Inc. Class A (a)	6,343	203,357
The Goldman Sachs Group, Inc.	4,122	742,908
The Goodyear Tire & Rubber Co.	2,500	81,675
The Hain Celestial Group, Inc. (a)	3,149	127,188
Halliburton Co.	2,562	87,210
The Hartford Financial Services Group, Inc.	6,968	302,829
HCA Holdings, Inc. (a)	10,932	739,331
HCP, Inc.	1,231	47,073
Helmerich & Payne, Inc.	1,461	78,237
Hewlett Packard Enterprise Co.	30,638	465,698
The Home Depot, Inc.	1,112	147,062
Host Hotels & Resorts, Inc.	2,021	31,002
HP, Inc.	41,170	487,453
HTG Molecular Diagnostics, Inc. (a)	4,800	20,928
Intel Corp.	28,163	970,215
International Business Machines Corp.	8,847	1,217,524
International Paper Co.	2,642	99,603
Intuit, Inc.	1,749	168,778
Invitae Corp. (a)	26,224	215,299
Johnson & Johnson	17,682	1,816,295
JP Morgan Chase & Co.	48,389	3,195,126
Kansas City Southern	4,270	318,841
Kimberly-Clark Corp.	5,153	655,977
Kinder Morgan, Inc.	5,138	76,659
KLA-Tencor Corp.	1,379	95,634
The Kraft Heinz Co.	4,321	314,396
The Kroger Co.	5,521	230,943
Las Vegas Sands Corp.	6,850	300,304
Lear Corp.	1,772	217,655
Liberty Broadband Corp. (a)	5,915	305,510
Liberty Broadband Corp. (a)	13,147	681,803
Liberty Media Corp. Class A (a)	17,188	674,629
Liberty Media Corp. Class C (a)	32,229	1,227,280
Lincoln National Corp.	4,265	214,359
Lookout, Inc. (a) (d)	3,711	43,502
Lowe’s Cos., Inc.	1,765	134,211
The Macerich Co.	391	31,550
Macy’s, Inc.	6,076	212,538

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Marathon Petroleum Corp.	89,018	$4,614,693
Marsh & McLennan Cos., Inc.	13,874	769,313
MasterCard, Inc. Class A	11,937	1,162,186
McDonald’s Corp.	1,057	124,874
McKesson Corp.	12,584	2,481,942
Merck & Co., Inc.	15,621	825,101
MetLife, Inc.	6,601	318,234
Micron Technology, Inc. (a)	43,606	617,461
Microsoft Corp.	45,599	2,529,833
Mondelez International Inc. Class A	1,387	62,193
Monsanto Co.	4,058	399,794
Morgan Stanley	23,410	744,672
NextEra Energy Partners LP	16,693	498,286
NextEra Energy, Inc.	7,740	804,109
NIKE, Inc. Class B	1,326	82,875
Northrop Grumman Corp.	1,054	199,006
NRG Energy, Inc.	26,163	307,939
NRG Yield, Inc. Class A	4,578	63,680
NRG Yield, Inc. Class C	4,801	70,863
Nuance Communications, Inc. (a)	17,140	340,915
Nucor Corp.	5,275	212,582
Occidental Petroleum Corp.	2,346	158,613
Oceaneering International, Inc.	22,422	841,273
Oracle Corp.	42,569	1,555,046
Paccar, Inc.	9,693	459,448
PayPal Holdings, Inc. (a)	5,356	193,887
PepsiCo, Inc.	11,229	1,122,002
Pfizer, Inc. (e)	60,986	1,968,628
PG&E Corp.	1,011	53,775
Philip Morris International, Inc.	16,735	1,471,174
Pioneer Natural Resources Co.	9,113	1,142,588
PPG Industries, Inc.	2,292	226,495
PPL Corp.	1,391	47,475
Praxair, Inc.	2,367	242,381
The Procter & Gamble Co.	39,998	3,176,241
Prologis, Inc.	15,517	665,990
Prudential Financial, Inc.	1,349	109,822
Public Service Enterprise Group, Inc.	1,012	39,154
Public Storage	405	100,318
Pure Storage, Inc. (a)	21,769	338,943
Qorvo, Inc. (a)	4,071	207,214
QUALCOMM, Inc.	36,214	1,810,157
Raytheon Co.	1,281	159,523
Realty Income Corp.	661	34,127
Regeneron Pharmaceuticals, Inc. (a)	457	248,092
Regions Financial Corp.	48,053	461,309
Reinsurance Group of America, Inc. Class A	1,460	124,903
Reynolds American, Inc.	694	32,028
Rockwell Automation, Inc.	1,485	152,376
Salesforce.com, Inc. (a)	482	37,789
Scripps Networks Interactive Class A	606	33,457
Sealed Air Corp.	1,317	58,738

	Number of Shares	Value
Sempra Energy	10,115	$950,911
Simon Property Group, Inc.	857	166,635
Skyworks Solutions, Inc.	1,646	126,462
SL Green Realty Corp.	283	31,973
The Southern Co.	1,779	83,239
Southern Copper Corp.	38,160	996,739
Southwest Airlines Co.	8,484	365,321
Square, Inc. (a)	15,487	202,725
Starbucks Corp.	787	47,244
Steel Dynamics, Inc.	1,085	19,389
Stryker Corp.	1,185	110,134
SunTrust Banks, Inc.	8,059	345,248
Surgery Partners, Inc. (a)	12,417	254,424
Synchrony Financial (a)	19,203	583,963
Target Corp.	8,836	641,582
Tenet Healthcare Corp. (a)	22,719	688,386
TerraForm Power, Inc.	14,739	185,417
TESARO, Inc. (a)	3,859	201,903
Texas Instruments, Inc.	3,964	217,267
Textron, Inc.	5,347	224,627
The St. Joe Co. (a)	86,414	1,599,523
Thermo Fisher Scientific, Inc.	3,398	482,006
Tiffany & Co.	5,736	437,599
Time Warner Cable, Inc.	2,782	516,311
The Travelers Cos., Inc.	3,193	360,362
Twitter, Inc. (a)	26,786	619,828
U.S. Bancorp	22,079	942,111
Ultragenyx Pharmaceutical, Inc. (a)	1,522	170,738
United Continental Holdings, Inc. (a)	23,235	1,331,365
United Parcel Service, Inc. Class B	11,541	1,110,590
United Rentals, Inc. (a)	13,854	1,004,969
United Technologies Corp.	9,534	915,931
UnitedHealth Group, Inc.	2,165	254,691
Univar, Inc. (a)	26,472	450,289
Unum Group	18,705	622,689
Urban Outfitters, Inc. (a)	21,848	497,042
Valero Energy Corp.	4,490	317,488
Veeva Systems, Inc. Class A (a)	35,866	1,034,734
Ventas, Inc.	853	48,135
VeriSign, Inc. (a)	2,129	185,989
Verizon Communications, Inc.	7,010	325,578
Verizon Communications, Inc.	51,212	2,367,019
Vertex Pharmaceuticals, Inc. (a)	1,486	186,983
Visa, Inc. Class A	23,711	1,838,788
VMware, Inc. Class A (a)	4,504	254,791
Vornado Realty Trust	465	46,481
WABCO Holdings, Inc. (a)	6,408	655,282
Wal-Mart Stores, Inc.	29,116	1,784,811
Walgreens Boots Alliance, Inc.	12,787	1,088,877
WEC Energy Group, Inc.	667	34,224
Wells Fargo & Co.	63,969	3,477,355
Welltower, Inc.	1,007	68,506
Welltower, Inc. (a)	11,054	673,299

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Western Digital Corp.	3,124	$187,596
WestRock Co.	14,450	659,209
Weyerhaeuser Co.	1,372	41,133
Whirlpool Corp.	4,965	729,210
Whiting Petroleum Corp. (a)	62,356	588,641
Whole Foods Market, Inc.	10,410	348,735
The Williams Cos., Inc.	2,033	52,248
Williams-Sonoma, Inc.	2,225	129,962
Wyndham Worldwide Corp.	1,626	118,129
Xcel Energy, Inc.	1,124	40,363
Yahoo!, Inc. (a)	9,815	326,447
Zoetis, Inc.	10,137	485,765

		170,251,437

TOTAL COMMON STOCK (Cost $348,762,180)		341,485,203

PREFERRED STOCK — 2.9%
Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	9,628	101,338

Germany — 0.2%
Henkel AG & Co. KGaA 1.200%	5,357	597,156
Volkswagen AG 1.580%	6,939	1,005,250

		1,602,406

Ireland — 0.3%
Allergan PLC 5.500%	1,813	1,867,716

Israel — 0.3%
Teva Pharmaceutical Industries Ltd. 7.000%	1,661	1,689,832

Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 1.530%	639	591,388

United Kingdom — 0.1%
HSBC Holdings PLC 8.000%	14,008	365,189
Royal Bank of Scotland Group PLC, Series T 7.250%	12,724	328,915

		694,104

United States — 1.9%
American Tower Corp. 5.250%	2,917	298,293
Anthem, Inc. 5.250%	16,501	759,871
Citigroup Capital XIII, 3 mo. LIBOR US + 6.370%, VRN 6.692%	22,692	589,765
Cliffs Natural Resources, Inc. 7.000%	10,204	14,796
Crown Castle International Corp. 4.500%	7,654	817,371
Dominion Resources, Inc. 6.375%	6,250	300,500
Domo, Inc. Series E, Convertible (a) (d)	123,741	1,044,015
Forestar Group, Inc. 6.000%	13,350	205,212

	Number of Shares	Value
GMAC Capital Trust I, 3 mo. LIBOR US + 5.785%, VRN 8.125%	30,437	$771,883
Grand Rounds, Inc. Series C, Convertible (a) (d)	121,323	346,790
Lookout Inc., Series F (a) (d)	55,056	645,388
Palantir Technologies, Inc. Series I (a) (d)	107,092	1,218,707
RBS Capital Funding Trust V 5.900%	19,285	473,254
RBS Capital Funding Trust VII, Series G 6.080%	23,752	592,137
Uber Technologies, Inc., Series D (a) (d)	65,060	3,173,119
US Bancorp, Series F, 3 mo. LIBOR US + 4.468%, VRN 6.500%	12,664	363,457
US Bancorp, Series G, 3 mo. LIBOR US + 4.861%, VRN 6.000%	6,837	183,368
Wells Fargo & Co. 7.500%	240	278,640

		12,076,566

TOTAL PREFERRED STOCK (Cost $16,493,174)		18,623,350

TOTAL EQUITIES (Cost $365,255,354)		360,108,553

	Principal Amount
BONDS & NOTES — 21.9%

BANK LOANS — 1.1%
Luxembourg — 0.1%
Endo Luxembourg Finance Co. I SARL, 2015 Term Loan B 3.750% 9/26/22	$520,000	512,418
Mallinckrodt International Finance S.A., Term Loan B 3.250% 3/19/21	163,292	157,985

		670,403

Netherlands — 0.2%
Promontoria Blue Holding 2 B.V., Mezzanine EUR (f) 7.250% 4/17/20	835,630	902,672

Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	337,445	133,713

United States — 0.8%
Calpine Corp., Term Loan B5 3.500% 5/27/22	522,375	497,040
Drillships Ocean Ventures, Inc., Term Loan B 5.500% 7/25/21	294,930	137,880

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	$471,533	$70,730
Grifols Worldwide Operations USA, Inc., USD Term Loan B 3.424% 2/27/21	1,196,166	1,183,606
Hilton Worldwide Finance LLC, USD Term Loan B2 3.500% 10/26/20	1,267,146	1,263,586
Novelis, Inc., 2015 Term Loan B 4.000% 6/02/22	298,500	284,002
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	629,382	260,142
Sheridan Production Partners II, L.P., Term Loan B 4.250% 12/16/20	695,278	394,570
Sheridan Production Partners II, L.P., Term Loan A 4.250% 12/16/20	96,694	54,874
Sheridan Production Partners II, L.P., Term Loan M 4.250% 12/16/20	36,064	20,466
Univar, Inc., 2015 Term Loan 4.250% 7/01/22	503,738	486,595
Univision Communications, Inc., Term Loan C4 4.000% 3/01/20	674,697	659,178

		5,312,669

TOTAL BANK LOANS (Cost $8,556,327)		7,019,457

CORPORATE DEBT — 8.4%
Argentina — 0.2%
Empresa Distribuidora Y Comercializadora Norte (b) 9.750% 10/25/22	80,000	76,800
YPF SA (b) 8.500% 7/28/25	1,253,000	1,193,483

		1,270,283

Australia — 0.2%
TFS Corp. Ltd. (Acquired 6/16/11, Cost $1,131,971) (b) (g) 11.000% 7/15/18	1,083,000	1,126,320

Canada — 0.1%
First Quantum Minerals Ltd. (c) 6.750% 2/15/20	161,000	103,845
First Quantum Minerals Ltd. (c) 7.000% 2/15/21	676,000	424,190

		528,035

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. 3.125% 11/28/21	565,000	547,979

	Principal Amount	Value
Alibaba Group Holding Ltd. 3.600% 11/28/24	$269,000	$256,960
Hutchison Whampoa International 11 Ltd. (b) 3.500% 1/13/17	348,000	353,891
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	400,000	208,000
SINA Corp., Convertible 1.000% 12/01/18	370,000	357,513
Sun Hung Kai Properties Capital Market Ltd. (c) 4.500% 2/14/22	200,000	212,483

		1,936,826

Chile — 0.1%
Banco Santander Chile 3 mo. LIBOR US + 1.875%, FRN (b) 2.327% 6/07/18	460,000	460,000
Inversiones Alsacia SA (b) 8.000% 12/31/18	443,946	97,668

		557,668

France — 0.2%
BNP Paribas SA 2.400% 12/12/18	1,008,000	1,015,926

Germany — 0.1%
Deutsche Bank AG 1.875% 2/13/18	400,000	396,599
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	202,000	201,495

		598,094

India — 0.2%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (g) (h) 5.500% 11/13/14	618,000	3,090
Suzlon Energy Ltd. STEP (b) 3.250% 7/16/19	1,196,000	1,471,080

		1,474,170

Ireland — 0.0%
GE Capital International Funding Co. (b) 2.342% 11/15/20	202,000	200,315

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/16/18	200,000	205,082
Intesa Sanpaolo SpA 3.875% 1/15/19	746,000	768,101
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	480,913

		1,454,096

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Japan — 0.1%
Sumitomo Mitsui Banking Corp. 2.450% 1/10/19	$439,000	$440,566

Luxembourg — 0.3%
Actavis Funding SCS 3.000% 3/12/20	570,000	569,547
Intelsat Jackson Holdings SA 7.500% 4/01/21	483,000	420,210
Telecom Italia Finance SA EUR (c) (f) 6.125% 11/15/16	500,000	800,391

		1,790,148

Mexico — 0.2%
Petroleos Mexicanos (b) 3.500% 7/23/20	653,000	618,064
Petroleos Mexicanos 5.750% 3/01/18	488,000	508,008
Trust F/1401 (b) 5.250% 12/15/24	270,000	267,975

		1,394,047

Netherlands — 0.2%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (b) (d) (g) 8.000% 7/06/18	1,400,000	592,900
Constellium NV EUR (b) (f) 7.000% 1/15/23	250,000	219,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.950% 11/09/22	251,000	254,068
ING Groep NV USD 5 year swap rate + 4.445%, VRN 6.000% 12/31/49	280,000	280,000
Petrobras Global Finance BV 3 mo. LIBOR US + 2.140%, FRN 2.461% 1/15/19	126,000	95,760
Volkswagen International Finance NV (c) 4.000% 8/12/20	188,000	189,375

		1,631,355

Singapore — 0.3%
CapitaLand Ltd. SGD (b) (f) 1.950% 10/17/23	500,000	360,569
CapitaLand Ltd., Convertible SGD (c) (f) 2.100% 11/15/16	750,000	525,645
Global Logistic Properties Ltd. (c) 3.875% 6/04/25	1,044,000	1,019,734

		1,905,948

Spain — 0.2%
Telefonica Participaciones SAU EUR (f) 4.900% 9/25/17	800,000	828,104

	Principal Amount	Value
Telefonica SA EUR (c) (f) 6.000% 7/24/17	$200,000	$270,970

		1,099,074

Switzerland — 0.1%
UBS AG 2.375% 8/14/19	325,000	324,620

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,130,070	971,860

United Kingdom — 0.5%
HSBC Holdings PLC USISDA05 + 3.705%, VRN 6.375% 12/29/49	1,105,000	1,091,188
Lloyds Bank PLC 2.300% 11/27/18	200,000	200,794
Lloyds TSB Bank PLC USD 5 year swap rate + 13.400%, VRN GBP (f) 13.000% 1/29/49	565,000	1,439,344
Standard Chartered PLC USD 5 year swap rate + 4.889%, VRN (b) 6.500% 12/31/49	385,000	371,980
UBS Group Funding Jersey Ltd. (b) 4.125% 9/24/25	420,000	419,564

		3,522,870

United States — 4.8%
AbbVie, Inc. 2.500% 5/14/20	705,000	697,912
AliphCom, Convertible (d) 0.000% 4/01/20	2,617,000	3,721,374
AliphCom, Convertible (d) 9.000% 4/01/20	191,000	271,029
Ally Financial, Inc. 2.750% 1/30/17	502,000	500,745
Ally Financial, Inc. 3.500% 1/27/19	350,000	345,187
American Express Co. 3 mo. LIBOR US + 3.285%, VRN 4.900% 12/29/49	365,000	346,750
American Tower Corp. 3.400% 2/15/19	141,000	144,636
AT&T, Inc. 2.375% 11/27/18	820,000	825,587
AT&T, Inc. 3.000% 6/30/22	1,385,000	1,351,786
Bank of America Corp. 3 mo. LIBOR US + 1.070%, FRN 1.656% 3/22/18	279,000	279,895
Bank of America Corp. 2.000% 1/11/18	475,000	474,394
Bank of America Corp. 2.600% 1/15/19	322,000	323,049
BioMarin Pharmaceutical, Inc., Convertible 0.750% 10/15/18	152,000	195,130

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
BioMarin Pharmaceutical, Inc., Convertible 1.500% 10/15/20	$147,000	$196,429
Cablevision Systems Corp. 5.875% 9/15/22	203,000	172,550
Capital One Bank USA NA 2.150% 11/21/18	360,000	356,898
Chesapeake Energy Corp. (b) 8.000% 12/15/22	202,000	98,980
Citigroup, Inc. 1.800% 2/05/18	965,000	961,306
Citigroup, Inc. 3 mo. LIBOR US + 4.059%, VRN 5.875% 12/29/49	674,000	668,945
Citigroup, Inc. 3 mo. LIBOR US + 4.068%, VRN 5.950% 12/31/49	267,000	261,259
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	771,000	432,242
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	946,000	494,285
Credit Suisse Group Guernsey I Ltd. USD 5 year swap rate + 5.220%, VRN (c) 7.875% 2/24/41	310,000	319,300
Delta Topco Ltd. (d) 10.000% 11/24/60	738,372	740,587
Deutsche Bank Capital Funding Trust VII 3 mo. LIBOR US + 1.700%, VRN (b) 5.628% 1/29/49	63,000	63,083
eBay, Inc. 2.200% 8/01/19	226,000	223,432
Edgewell Personal Care Co 4.700% 5/24/22	123,000	122,101
Edgewell Personal Care Co. 4.700% 5/19/21	196,000	197,766
Ford Motor Credit Co. LLC 1.724% 12/06/17	487,000	479,499
Ford Motor Credit Co. LLC 2.375% 1/16/18	366,000	365,126
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	474,779
Forest Laboratories, Inc. (b) 4.375% 2/01/19	417,000	436,839
Forest Laboratories, Inc. (b) 5.000% 12/15/21	293,000	318,375
General Electric Capital Corp. 5.550% 5/04/20	71,000	80,303
General Electric Capital Corp. 3 mo. LIBOR US + 2.289%, VRN 6.375% 11/15/67	381,000	397,878
General Electric Co. 3 mo. LIBOR US + 2.320%, VRN 4.100% 12/15/22	592,150	590,670

	Principal Amount	Value
General Motors Financial Co., Inc. 3.500% 7/10/19	$511,000	$512,712
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	249,000	1,112,563
The Goldman Sachs Group, Inc. 3 mo. LIBOR US + 3.922%, VRN 5.375% 12/31/49	605,000	601,219
The Goldman Sachs Group, Inc. 3 mo. LIBOR US + 3.884%, VRN 5.700% 12/31/49	575,000	571,406
Hewlett-Packard Co. (b) 2.850% 10/05/18	1,289,000	1,288,281
HSBC USA, Inc. 1.625% 1/16/18	166,000	165,178
Hughes Satellite Systems Corp. 7.625% 6/15/21	103,000	109,180
Hyundai Capital America (b) 2.000% 3/19/18	215,000	212,445
Intel Corp., Convertible 3.250% 8/01/39	199,000	330,962
JP Morgan Chase & Co. 4.350% 8/15/21	279,000	296,921
JP Morgan Chase & Co. 3 mo. LIBOR US + 3.250%, VRN 5.150% 12/29/49	669,000	632,205
JP Morgan Chase & Co. 3 mo. LIBOR US + 3.330%, VRN 6.100% 12/31/49	1,299,000	1,305,625
Medtronic, Inc. 3.150% 3/15/22	760,000	768,297
Merrill Lynch & Co., Inc. 6.875% 4/25/18	318,000	350,836
Morgan Stanley 3 mo. LIBOR US + 3.610%, VRN 5.450% 12/31/49	427,000	416,859
Morgan Stanley 7.300% 5/13/19	216,000	248,121
Mylan, Inc. /PA 2.550% 3/28/19	449,000	443,125
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	318,000
QUALCOMM, Inc. 3.000% 5/20/22	1,165,000	1,153,324
Sabine Pass Liquefaction LLC STEP 5.625% 4/15/23	252,000	221,130
Synchrony Financial 3.750% 8/15/21	169,000	168,815
Take-Two Interactive Software, Inc., Convertible 1.750% 12/01/16	344,000	628,230
Twitter, Inc., Convertible 1.000% 9/15/21	300,000	250,687

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
USB Capital IX 3 mo. LIBOR US + 1.020%, VRN 3.500% 10/29/49	$497,000	$382,690
Volkswagen Group of America Finance LLC (c) 2.450% 11/20/19	276,000	264,552
Xerox Corp. 6.350% 5/15/18	207,000	221,304
YPF SA (b) 8.875% 12/19/18	419,000	423,714

		31,328,487

TOTAL CORPORATE DEBT (Cost $55,036,037)		54,570,708

SOVEREIGN DEBT OBLIGATIONS — 5.1%
Argentina — 0.3%
Argentina Bonar Bonds 8.750% 5/07/24	1,367,128	1,441,115
City of Buenos Aires Argentina (b) 8.950% 2/19/21	327,000	344,985

		1,786,100

Brazil — 0.4%
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	9,874,000	1,865,835
Republic of Brazil 6.000% 1/17/17	454,000	466,485

		2,332,320

Colombia — 0.1%
Colombia Government International Bond 7.375% 1/27/17	665,000	698,250

Hungary — 0.5%
Hungary Government Bond HUF (f) 5.500% 6/24/25	354,720,000	1,427,969
Hungary Government International Bond 6.375% 3/29/21	1,464,000	1,668,960

		3,096,929

Indonesia — 0.3%
Indonesia Treasury Bond IDR (f) 8.250% 7/15/21	22,642,000,000	1,602,071
Indonesia Treasury Bond IDR (f) 8.375% 3/15/24	2,428,000,000	171,249
Republic of Indonesia (b) 6.875% 1/17/18	416,000	451,170

		2,224,490

	Principal Amount	Value
Italy — 0.7%
Italy Buoni Poliennali Del Tesoro EUR (f) 1.500% 6/01/25	$2,960,000	$3,218,935
Italy Buoni Poliennali Del Tesoro EUR (f) 2.500% 12/01/24	853,000	1,006,775

		4,225,710

Japan — 0.2%
Japan Government Two Year Bond JPY (f) 0.100% 3/15/17	134,750,000	1,123,203

Mexico — 0.6%
Mexican Bonos MXN (f) 6.500% 6/10/21	61,139,000	3,669,950
Mexico Government International Bond 5.950% 3/19/19	208,000	230,880

		3,900,830

Poland — 0.6%
Poland Government Bond PLN (f) 3.250% 7/25/25	4,320,000	1,132,693
Poland Government Bond PLN (f) 5.250% 10/25/20	6,281,000	1,819,779
Poland Government Bond PLN (f) 5.750% 10/25/21	3,123,000	937,621

		3,890,093

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	698,000	697,130
Export-Import Bank of Korea 2.875% 9/17/18	200,000	203,074

		900,204

Turkey — 0.1%
Republic of Turkey International Bond 6.750% 4/03/18	524,000	563,824

United Kingdom — 1.2%
Logistics GBP (Acquired 8/03/15, Cost $373,518) (b) (f) (g) 4.171% 8/20/25	389,000	548,002
United Kingdom Gilt GBP (c) (f) 2.000% 9/07/25	5,062,322	7,502,578

		8,050,580

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $34,932,642)		32,792,533

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
United States — 0.4%
Pass-Through Securities — 0.4%
Federal National Mortgage Association TBA, Pool #10160 3.000% 12/01/42 (i)	2,450,000	$2,449,426

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,450,574)		2,449,426

	Principal Amount
U.S. TREASURY OBLIGATIONS — 6.9%
United States — 6.9%
U.S. Treasury Inflation Index 0.125% 4/15/20	$704,644	695,662
U.S. Treasury Inflation Index 0.250% 1/15/25	270,624	258,308
U.S. Treasury Inflation Index 0.375% 7/15/25	4,138,732	4,007,025
U.S. Treasury Note (j) 0.375% 3/15/16	1,921,000	1,921,525
U.S. Treasury Note (k) 1.750% 3/31/22	2,680,900	2,639,587
U.S. Treasury Note 1.750% 9/30/22	3,820,000	3,743,898
U.S. Treasury Note 1.875% 8/31/22	3,566,200	3,524,931
U.S. Treasury Note 1.875% 10/31/22	3,570,000	3,524,783
U.S. Treasury Note 2.000% 2/15/25	2,042,300	1,996,368
U.S. Treasury Note (l) 2.000% 8/15/25	17,387,700	16,953,517
U.S. Treasury Note (k) 2.125% 5/15/25	5,372,700	5,302,288

		44,567,892

TOTAL U.S. TREASURY OBLIGATIONS (Cost $45,139,907)		44,567,892

TOTAL BONDS & NOTES (Cost $146,115,487)		141,400,016

	Number of Shares	Value
MUTUAL FUNDS — 2.4%
Diversified Financial — 2.4%
United States — 2.4%
BlackRock Liquidity Funds TempFund Portfolio	9,479,493	$9,479,493
ETFS Gold Trust (j)	14,400	1,490,400
ETFS Physical Palladium Shares (j)	4,767	258,229
ETFS Platinum Trust (j)	3,939	338,084
iShares Gold Trust (a) (j)	157,258	1,608,749
SPDR Gold Trust (j)	20,809	2,111,281

		15,286,236

TOTAL MUTUAL FUNDS (Cost $17,652,309)		15,286,236

	Units
PURCHASED OPTIONS — 0.5%
Brazil — 0.0%
Ibovespa Index, Put, Expires 2/17/16, Strike 44,000.00	29	11,494
Ibovespa Index, Put, Expires 2/17/16, Strike 46,600.00	35	27,903
Ibovespa Index, Put, Expires 2/17/16, Strike 47,000.00	40	34,944
Ibovespa Index, Put, Expires 8/17/16, Strike 49,122.00	37	45,049
Ibovespa Index, Put, Expires 8/17/16, Strike 51,369.43	86	132,822

		252,212

Germany — 0.1%
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,500.00	453	99,494
Euro STOXX 50 Index, Call, Expires 3/16/18, Strike 3,500.00	377	81,489
Euro STOXX 50 Index, Call, Expires 3/17/17, Strike 3,450.00	445	75,838
Euro STOXX 50 Index, Call, Expires 6/15/18, Strike 3,600.00	182	34,618
Euro STOXX 50 Index, Call, Expires 6/16/17, Strike 3,500.00	411	67,265
Euro STOXX 50 Index, Call, Expires 9/15/17, Strike 3,600.00	443	68,474
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55	190	51,267
STOXX Europe 600 Index, Call, Expires 3/18/17, Strike 355.61	4,020	119,699
STOXX Europe 600 Index, Call, Expires 9/15/17, Strike 372.06	2,765	68,361
STOXX Europe 600 Index, Call, Expires 9/16/16, Strike 375.00	5,466	87,609

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
STOXX Europe 600 Index, Call, Expires 9/17/16, Strike 380.00	4,436	$40,843

		794,957

	Notional Amount
Japan — 0.1%
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC — Goldman Sachs & Co.); Underlying swap terminates 1/27/26	$268,830,000	-
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 1/25/16, Strike 1.35 (OTC — Goldman Sachs & Co.); Underlying swap terminates 1/27/26	134,187,000	-
6-Month JPY LIBOR BBA 10 year Swaption, Put, Expires 7/29/16, Strike 1.25 (OTC — Deutsche Bank AG); Underlying swap terminates 8/02/26	159,980,000	70
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/4/18, Strike 1.07 (OTC — Deutsche Bank AG); Underlying swap terminates 4/06/23	143,913,000	3,128

	Units
MSCI Custom Index, Call, Expires 3/11/16, Strike 148.58	1,245,056	57,339
MSCI Custom Index, Call, Expires 3/11/16, Strike 155.62	320,254	16,640
Nikkei 225 Index, Call, Expires 3/09/18, Strike 21,968.28	14,480	113,486
Topix Index, Call, Expires 4/08/16, Strike 1,625.00	266,483	48,928
Topix Index, Call, Expires 6/10/16, Strike 1,675.00	116,800	20,823
Topix Index, Call, Expires 6/10/16, Strike 1,675.00	219,986	39,220

		299,634

Taiwan — 0.0%
Taiwan TWSE Index, Call, Expires 12/20/17, Strike 9,000.00	5,574	59,439
Taiwan TWSE Index, Call, Expires 9/20/17, Strike 9,000.00	5,464	57,360
Taiwan TWSE Index, Call, Expires 9/21/16, Strike 9,000.77	5,800	24,923

		141,722

	Notional Amount
United States — 0.3%
3-Month JPY LIBOR BBA 10 year Swaption, Call, Expires 1/19/16, Strike 2.05 (OTC — Goldman Sachs & Co.); Underlying swap terminates 1/21/26	$20,860,000	24,232
3-Month USD LIBOR BBA 1 year Swaption, Call, Expires 5/13/16, Strike 1.80% (OTC — Deutsche Bank AG); Underlying swap terminates 5/17/19	17,562,000	18,211

	Units	Value
Abbott Laboratories, Call, Expires 1/15/16, Strike 49.00	33,100	$190
Activision Blizzard, Inc., Call, Expires 1/15/16, Strike 19.00	33,244	662,387
Amazon.com, Inc., Call, Expires 1/15/16, Strike 580.00	3	30,900
Bank of New York Mellon Corp., Call, Expires 5/20/16, Strike 46.00	51,435	28,211
Baxter International, Inc., Call, Expires 3/18/16, Strike 72.75	13,734	81,752
Gentex Corp., Put, Expires 3/18/16, Strike 15.00	20,487	8,707
Gentex Corp., Put, Expires 3/18/16, Strike 15.00	6,826	2,901
Gilead Sciences, Inc., Call, Expires 1/15/16, Strike 95.00	6,600	44,550
Gilead Sciences, Inc., Call, Expires 5/20/16, Strike 99.00	6,808	53,570
Goldman Sachs Group, Inc., Call, Expires 1/15/16, Strike 220.00	5,000	350
Goldman Sachs Group, Inc., Call, Expires 5/20/16, Strike 220.00	12,300	8,967
Ingersoll-Rand PLC, Call, Expires 1/15/16, Strike 63.50	11,230	7
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,579	-
International Business Machines Corp., Call, Expires 1/15/16, Strike 182.00	6,578	-
Johnson & Johnson Co., Call, Expires 4/15/16, Strike 103.00	68,774	220,503
KeyCorp, Call, Expires 5/20/16, Strike 15.75	68,581	10,843
Merck & Co., Inc., Call, Expires 1/15/16, Strike 59.00	66,266	33
MetLife Inc., Call, Expires 1/20/17, Strike 50.00	10,841	40,925
MetLife Inc., Call, Expires 1/20/17, Strike 52.50	9,900	27,720
Morgan Stanley, Call, Expires 5/20/16, Strike 40.75	51,435	6,551
Prudential Financial, Inc., Call, Expires 1/20/17, Strike 87.50	12,100	65,340
QUALCOMM, Inc., Call, Expires 5/19/17, Strike 52.50	21,360	100,802
Russell 2000 Index, Put, Expires 1/15/16, Strike 1135.00	793	13,798
Russell 2000 Index, Put, Expires 1/15/16, Strike 1150.00	1,206	30,331
Russell 2000 Index, Put, Expires 2/19/16, Strike 1,110.00	2,793	64,658
S&P 500 Index, Call, Expires 1/15/16, Strike 2,100.00	825	2,640

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
S&P 500 Index, Call, Expires 2/19/16, Strike 2,150.00	825	$3,300
S&P 500 Index, Call, Expires 3/18/16, Strike 2,200.00	825	2,145
S&P 500 Index, Put, Expires 1/15/16, Strike 2,000.00	1,683	21,542
S&P 500 Index, Put, Expires 2/19/16, Strike 1,990.00	2,095	66,935
Salesforce.com, Inc., Call, Expires 3/18/16, Strike 80.00	14	5,600
SPDR Gold Shares, Call, Expires 1/15/16, Strike 111.00 (j)	258	258
SPDR Gold Shares, Call, Expires 3/18/16, Strike 113.00 (j)	190	5,320
SPDR Gold Shares, Call, Expires 3/18/16, Strike 114.00 (j)	329	7,567
SunTrust Banks, Inc., Call, Expires 5/20/16, Strike 45.50	51,400	60,526
Teva Pharmaceutical Industries Ltd., Call, Expires 5/20/16, Strike 63.50	13,700	68,087
United Continental Holdings, Inc., Call, Expires 3/18/16, Strike 60.00	831	2,053
Wells Fargo & Co., Call, Expires 5/20/16, Strike 59.00	51,435	65,272

		1,857,684

TOTAL PURCHASED OPTIONS (Cost $5,133,007)		3,346,209

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd., Expires 7/15/18, Strike 1.28 (a)	222,000	73,279

TOTAL WARRANTS (Cost $0)		73,279

RIGHTS — 0.0%
Italy — 0.0%
UBI Banca, Expires 1/12/16 (a) (d)	5,156	-

TOTAL RIGHTS (Cost $0)		-

TOTAL LONG-TERM INVESTMENTS (Cost $534,156,157)		520,214,293

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 20.1%
Short-Term Instruments — 0.0%
Brown Brothers Overnight Sweep CAD (f) 0.000% 1/04/16	$14,416	$10,419
Brown Brothers Overnight Sweep GBP (f) 0.000% 1/04/16	1,583	2,334
Brown Brothers Overnight Sweep JPY (f) 0.000% 1/04/16	411,660	3,425
Brown Brothers Overnight Sweep AUD (f) 0.000% 1/04/16	2	1

		16,179

Sovereign Debt Obligations — 5.0%
Japan Treasury Discount Bill JPY (f) 0.000% 1/13/16	270,000,000	2,246,316
Japan Treasury Discount Bill JPY (f) 0.000% 1/25/16	290,000,000	2,412,736
Japan Treasury Discount Bill JPY (f) 0.010% 2/10/16	340,000,000	2,828,788
Japan Treasury Discount Bill JPY (f) 0.000% 2/22/16	340,000,000	2,828,804
Japan Treasury Discount Bill JPY (f) 0.000% 2/29/16	700,000,000	5,824,027
Japan Treasury Discount Bill JPY (f) 0.000% 3/07/16	700,000,000	5,824,050
Japan Treasury Discount Bill JPY (f) 0.000% 3/14/16	350,000,000	2,912,037
Japan Treasury Discount Bill JPY (f) 0.000% 3/22/16	410,000,000	3,411,257
Mexico Cetes MXN (f) 0.000% 2/18/16	8,260,000	477,321
Mexico Cetes MXN (f) 3.194% 3/31/16	19,600,000	1,127,905
Mexico Cetes MXN (f) 3.346% 4/14/16	21,800,000	1,252,749
Mexico Cetes MXN (f) 3.478% 1/07/16	6,910,000	400,703
Mexico Cetes MXN (f) 3.498% 1/07/16	10,380,010	601,926

		32,148,619

Time Deposit — 0.0%
Brown Brothers Time Deposit 0.090% 1/04/16	39,677	39,677

U.S. Treasury Bill — 15.1%
U.S. Treasury Bill 0.000% 2/04/16	2,000,000	1,999,826
U.S. Treasury Bill 0.000% 2/11/16	4,000,000	3,999,444

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 2/11/16	$2,000,000	$1,999,722
U.S. Treasury Bill 0.000% 2/11/16	3,000,000	2,999,583
U.S. Treasury Bill 0.000% 2/11/16	4,000,000	3,999,444
U.S. Treasury Bill 0.000% 2/18/16	26,000,000	25,996,360
U.S. Treasury Bill 0.000% 2/25/16	36,000,000	35,995,644
U.S. Treasury Bill 0.000% 3/10/16	2,000,000	1,999,566
U.S. Treasury Bill 0.000% 3/17/16	3,000,000	2,999,391
U.S. Treasury Bill 0.000% 3/24/16	6,000,000	5,997,636
U.S. Treasury Bill 0.000% 3/24/16	1,525,000	1,524,399
U.S. Treasury Bill 0.000% 4/14/16	8,306,000	8,301,698

		97,812,713

TOTAL SHORT-TERM INVESTMENTS (Cost $129,585,644)		130,017,188

TOTAL INVESTMENTS — 100.6% (Cost $663,741,801) (m)		650,231,481

Other Assets/(Liabilities) — (0.6)%		(3,796,027)

NET ASSETS — 100.0%		$646,435,454

	Number of Shares
EQUITIES SOLD SHORT — (0.3)%
United States — (0.3)%
Aeon Co. Ltd.	(21,600)	(332,141)
Autoliv, Inc.	(2,596)	(323,903)
Avery Dennison Corp.	(399)	(25,001)
Franklin Resources, Inc.	(6,857)	(252,475)
Gentex Corp.	(19,557)	(313,108)
T. Rowe Price Group, Inc.	(3,717)	(265,728)
Waddell & Reed Financial, Inc. Class A	(6,839)	(196,005)

		(1,708,361)

TOTAL EQUITIES SOLD SHORT (Cost $(1,746,411))		(1,708,361)

Notes to Consolidated Portfolio of Investments

Percentages	are stated as a percent of net assets
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $17,476,798 or 2.70% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2015, these securities amounted to a value of $11,809,753 or 1.83% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $13,472,130 or 2.08% of net assets.
(e)	These securities are held as collateral for written options. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At December 31, 2015, these securities amounted to a value of $2,270,312 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2015, these securities amounted to a value of $3,090 or 0.00% of net assets.
(i)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(j)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (continued)

(k)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(l)	A portion of this security is held as collateral for forward commitments.
(m)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 2.7%
Chemicals — 1.8%
Ashland, Inc.	1,700	$174,591
Celanese Corp. Series A	3,900	262,587
CF Industries Holdings, Inc.	5,000	204,050
The Dow Chemical Co.	29,800	1,534,104
E.I. du Pont de Nemours & Co.	28,963	1,928,936
Eastman Chemical Co.	3,800	256,538
LyondellBasell Industries NV Class A	14,600	1,268,740
The Valspar Corp.	2,000	165,900
Westlake Chemical Corp.	3,400	184,688

		5,980,134

Forest Products & Paper — 0.1%
International Paper Co.	8,600	324,220

Iron & Steel — 0.1%
Nucor Corp.	8,300	334,490
Reliance Steel & Aluminum Co.	1,900	110,029

		444,519

Mining — 0.7%
Vulcan Materials Co.	23,683	2,249,174

		8,998,047

Communications — 8.9%
Advertising — 0.6%
Omnicom Group, Inc.	28,776	2,177,192

Internet — 1.0%
Liberty Interactive Corp. QVC Group (a)	53,736	1,468,067
Symantec Corp.	86,005	1,806,105

		3,274,172

Media — 2.5%
AMC Networks, Inc. Class A (a)	1,300	97,084
CBS Corp. Class B	11,200	527,856
Comcast Corp. Class A	38,423	2,168,210
Discovery Communications, Inc. Series A (a)	3,900	104,052
Liberty Global PLC Series A (a)	25,183	1,066,752
News Corp. Class A	9,500	126,920
TEGNA, Inc.	5,900	150,568
Time Warner, Inc.	37,700	2,438,059
Twenty-First Century Fox Class A	30,100	817,516
Viacom, Inc. Class B	24,075	990,927

		8,487,944

Telecommunications — 4.8%
Cisco Systems, Inc.	210,691	5,721,314
Corning, Inc.	38,000	694,640
QUALCOMM, Inc.	32,989	1,648,955

	Number of Shares	Value
Verizon Communications, Inc.	144,831	$6,694,089
Vodafone Group PLC Sponsored ADR (United Kingdom)	48,558	1,566,481

		16,325,479

		30,264,787

Consumer, Cyclical — 6.0%
Airlines — 0.8%
Alaska Air Group, Inc.	3,600	289,836
American Airlines Group, Inc.	16,200	686,070
Delta Air Lines, Inc.	20,400	1,034,076
Southwest Airlines Co.	16,800	723,408

		2,733,390

Apparel — 0.5%
Ralph Lauren Corp.	16,363	1,824,147

Auto Manufacturers — 1.0%
General Motors Co.	86,011	2,925,234
Paccar, Inc.	7,600	360,240

		3,285,474

Automotive & Parts — 0.5%
Delphi Automotive PLC	7,300	625,829
The Goodyear Tire & Rubber Co.	5,900	192,753
Johnson Controls, Inc.	18,000	710,820
Lear Corp.	2,200	270,226

		1,799,628

Distribution & Wholesale — 0.1%
Ingram Micro, Inc. Class A	3,800	115,444
W.W. Grainger, Inc.	1,600	324,144

		439,588

Home Builders — 0.1%
Lennar Corp. Class A	3,500	171,185
PulteGroup, Inc.	9,000	160,380
Toll Brothers, Inc. (a)	4,500	149,850

		481,415

Home Furnishing — 0.1%
Whirlpool Corp.	1,500	220,305

Leisure Time — 0.7%
Carnival Corp.	15,300	833,544
Harley-Davidson, Inc.	33,661	1,527,873

		2,361,417

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,000	47,020
Wyndham Worldwide Corp.	3,000	217,950

		264,970

Retail — 2.1%
AutoNation, Inc. (a)	2,900	173,014
Best Buy Co., Inc.	8,600	261,870
Coach, Inc.	5,300	173,469

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	20,284	$1,983,167
Dollar General Corp.	19,327	1,389,031
Foot Locker, Inc.	3,600	234,324
Lowe’s Cos., Inc.	20,091	1,527,720
Penske Auto Group, Inc.	2,400	101,616
PVH Corp.	2,100	154,665
Target Corp.	16,000	1,161,760

		7,160,636

		20,570,970

Consumer, Non-cyclical — 19.7%
Agriculture — 1.7%
Archer-Daniels-Midland Co.	17,500	641,900
Bunge Ltd.	3,700	252,636
Philip Morris International, Inc.	54,890	4,825,380

		5,719,916

Beverages — 0.7%
PepsiCo, Inc.	22,012	2,199,439

Biotechnology — 2.0%
Amgen, Inc.	19,600	3,181,668
Gilead Sciences, Inc.	37,300	3,774,387

		6,956,055

Commercial Services — 0.2%
The ADT Corp.	4,200	138,516
Manpower, Inc.	1,900	160,151
Western Union Co.	13,100	234,621

		533,288

Cosmetics & Personal Care — 0.0%
Edgewell Personal Care Co.	1,600	125,392

Foods — 1.2%
General Mills, Inc.	16,600	957,156
Ingredion, Inc.	1,800	172,512
Kellogg Co.	7,400	534,798
Mondelez International, Inc. Class A	49,738	2,230,252
Pilgrim’s Pride Corp.	6,600	145,794

		4,040,512

Health Care – Products — 3.1%
Baxter International, Inc.	8,900	339,535
Johnson & Johnson	71,700	7,365,024
Medtronic PLC	32,909	2,531,360
St. Jude Medical, Inc.	7,500	463,275

		10,699,194

Health Care – Services — 3.0%
Aetna, Inc.	6,900	746,028
Anthem, Inc.	7,800	1,087,632
HCA Holdings, Inc. (a)	10,600	716,878
Humana, Inc.	7,728	1,379,525
Quest Diagnostics, Inc.	3,700	263,218
UnitedHealth Group, Inc.	48,520	5,707,893

	Number of Shares	Value
Universal Health Services, Inc. Class B	2,400	$286,776

		10,187,950

Household Products — 0.0%
Avery Dennison Corp.	2,000	125,320

Pharmaceuticals — 7.8%
AbbVie, Inc.	32,514	1,926,129
Allergan PLC (a)	6,661	2,081,563
Baxalta, Inc.	8,900	347,367
Eli Lilly & Co.	31,619	2,664,217
Express Scripts Holding Co. (a)	23,826	2,082,631
Herbalife Ltd. (a)	2,000	107,240
Merck & Co., Inc.	128,200	6,771,524
Pfizer, Inc.	242,994	7,843,846
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	37,523	2,463,010
United Therapeutics Corp. (a)	1,100	172,271

		26,459,798

		67,046,864

Energy — 8.6%
Oil & Gas — 7.5%
Chevron Corp.	70,720	6,361,971
Exxon Mobil Corp.	107,800	8,403,010
Helmerich & Payne, Inc.	2,800	149,940
Hess Corp.	28,477	1,380,565
Marathon Oil Corp.	98,226	1,236,666
Marathon Petroleum Corp.	13,800	715,392
Occidental Petroleum Corp.	19,800	1,338,678
Phillips 66	15,900	1,300,620
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	32,630	1,494,128
Tesoro Corp.	3,100	326,647
Valero Energy Corp.	36,220	2,561,116
Western Refining, Inc.	2,100	74,802

		25,343,535

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	7,800	359,970
FMC Technologies, Inc. (a)	5,900	171,159
Halliburton Co.	58,110	1,978,064
HollyFrontier Corp.	4,700	187,483
National Oilwell Varco, Inc.	33,904	1,135,445

		3,832,121

		29,175,656

Financial — 28.0%
Banks — 9.9%
Bank of America Corp.	460,519	7,750,535
The Bank of New York Mellon Corp.	30,000	1,236,600
BOK Financial Corp.	1,800	107,622
Capital One Financial Corp.	13,800	996,084
Citizens Financial Group, Inc.	13,700	358,803

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	4,600	$192,418
Commerce Bancshares, Inc.	2,772	117,921
Cullen/Frost Bankers, Inc.	1,600	96,000
East West Bancorp, Inc.	3,700	153,772
Fifth Third Bancorp	145,959	2,933,776
Huntington Bancshares, Inc.	21,500	237,790
KeyCorp	23,600	311,284
Northern Trust Corp.	5,300	382,077
PNC Financial Services Group, Inc.	34,783	3,315,168
Regions Financial Corp.	36,300	348,480
State Street Corp.	29,749	1,974,143
SunTrust Banks, Inc.	13,700	586,908
Synovus Financial Corp.	3,400	110,092
U.S. Bancorp	45,300	1,932,951
Wells Fargo & Co.	192,941	10,488,273

		33,630,697

Diversified Financial — 10.8%
Ally Financial, Inc. (a)	12,400	231,136
American Express Co.	48,070	3,343,269
Ameriprise Financial, Inc.	22,305	2,373,698
BlackRock, Inc.	4,200	1,430,184
Citigroup, Inc.	131,978	6,829,861
Discover Financial Services	54,805	2,938,644
E*TRADE Financial Corp. (a)	6,000	177,840
Eaton Vance Corp.	2,900	94,047
FNF Group	49,870	1,728,993
The Goldman Sachs Group, Inc.	11,700	2,108,691
Invesco Ltd.	11,500	385,020
JP Morgan Chase & Co.	169,832	11,214,007
Legg Mason, Inc.	29,044	1,139,396
Morgan Stanley	51,300	1,631,853
The Nasdaq, Inc.	4,200	244,314
Synchrony Financial (a)	21,625	657,616
T. Rowe Price Group, Inc.	6,500	464,685

		36,993,254

Diversified Financial Services — 0.1%
Voya Financial, Inc.	5,700	210,387

Insurance — 6.6%
ACE Ltd.	8,700	1,016,595
Aflac, Inc.	11,100	664,890
Alleghany Corp. (a)	500	238,965
The Allstate Corp.	12,100	751,289
American Financial Group, Inc.	5,400	389,232
American International Group, Inc.	78,715	4,877,969
Arch Capital Group Ltd. (a)	3,200	223,200
Assurant, Inc.	2,000	161,080
Axis Capital Holdings Ltd.	2,500	140,550
Cincinnati Financial Corp.	4,200	248,514
Everest Re Group Ltd.	1,400	256,326
The Hartford Financial Services Group, Inc.	10,600	460,676
Lincoln National Corp.	7,100	356,846

	Number of Shares	Value
Loews Corp.	9,200	$353,280
Markel Corp. (a)	400	353,340
MetLife, Inc.	71,123	3,428,840
Principal Financial Group, Inc.	7,700	346,346
The Progressive Corp.	15,100	480,180
Prudential Financial, Inc.	12,100	985,061
Reinsurance Group of America, Inc.	2,200	188,210
Torchmark Corp.	9,200	525,872
The Travelers Cos., Inc.	37,519	4,234,394
Unum Group	53,438	1,778,951
W.R. Berkley Corp.	3,200	175,200

		22,635,806

Real Estate — 0.1%
Jones Lang LaSalle, Inc.	1,100	175,846

Real Estate Investment Trusts (REITS) — 0.4%
Weyerhaeuser Co.	52,882	1,585,402

Savings & Loans — 0.1%
Investors Bancorp, Inc.	8,800	109,472
People’s United Financial, Inc.	6,800	109,820

		219,292

		95,450,684

Industrial — 11.2%
Aerospace & Defense — 4.3%
The Boeing Co.	17,400	2,515,866
General Dynamics Corp.	9,900	1,359,864
L-3 Communications Holdings, Inc.	2,400	286,824
Lockheed Martin Corp.	8,400	1,824,060
Northrop Grumman Corp.	18,614	3,514,509
Rockwell Collins, Inc.	3,400	313,820
Spirit AeroSystems Holdings, Inc. Class A (a)	3,600	180,252
United Technologies Corp.	46,724	4,488,775

		14,483,970

Building Materials — 0.0%
Owens Corning, Inc.	3,000	141,090

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	16,900	808,327
Hubbell, Inc.	1,300	131,352

		939,679

Electronics — 0.4%
Arrow Electronics, Inc. (a)	2,600	140,868
Avnet, Inc.	5,300	227,052
Gentex Corp.	7,600	121,676
Jabil Circuit, Inc.	4,900	114,121
Knowles Corp. (a)	63,460	845,922

		1,449,639

Engineering & Construction — 0.1%
Chicago Bridge & Iron Co. NV	2,700	105,273
Fluor Corp.	3,700	174,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jacobs Engineering Group, Inc. (a)	3,200	$134,240

		414,227

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	1,500	77,835
Stanley Black & Decker, Inc.	3,900	416,247

		494,082

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	15,100	1,026,196
Ingersoll-Rand PLC	30,755	1,700,444

		2,726,640

Machinery – Diversified — 0.3%
AGCO Corp.	2,200	99,858
Deere & Co.	8,500	648,295
Rockwell Automation, Inc.	3,400	348,874

		1,097,027

Manufacturing — 2.9%
Dover Corp.	4,000	245,240
Eaton Corp. PLC	42,433	2,208,213
Honeywell International, Inc.	41,141	4,260,974
Illinois Tool Works, Inc.	9,400	871,192
Parker Hannifin Corp.	3,600	349,128
Pentair PLC	35,234	1,745,140
Textron, Inc.	7,100	298,271

		9,978,158

Packaging & Containers — 0.8%
Ball Corp.	2,500	181,825
Bemis Co., Inc.	2,600	116,194
Crown Holdings, Inc. (a)	3,600	182,520
Graphic Packaging Holding Co.	8,500	109,055
Packaging Corporation of America	2,400	151,320
Sealed Air Corp.	43,543	1,942,018
Sonoco Products Co.	2,600	106,262

		2,789,194

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,200	152,220

Transportation — 1.0%
American ExpressNorfolk Southern Corp.	29,889	2,528,310
CSX Corp.	26,700	692,865

		3,221,175

Trucking & Leasing — 0.1%
AMERCO	400	155,800

		38,042,901

Technology — 9.6%
Computers — 5.3%
Apple, Inc.	113,563	11,953,641

	Number of Shares	Value
Brocade Communications Systems, Inc.	10,300	$94,554
Computer Sciences Corp.	3,600	117,648
EMC Corp.	100,720	2,586,490
International Business Machines Corp.	25,100	3,454,262

		18,206,595

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,200	45,430
Xerox Corp.	26,200	278,506

		323,936

Semiconductors — 1.7%
Intel Corp.	122,300	4,213,235
Lam Research Corp.	3,400	270,028
Texas Instruments, Inc.	22,300	1,222,263

		5,705,526

Software — 2.5%
CA, Inc.	11,400	325,584
The Dun & Bradstreet Corp.	1,200	124,716
Microsoft Corp.	73,325	4,068,071
Oracle Corp.	109,800	4,010,994

		8,529,365

		32,765,422

Utilities — 3.2%
Electric — 3.1%
The AES Corp.	19,400	185,658
Ameren Corp.	6,300	272,349
American Electric Power Co., Inc.	12,700	740,029
Calpine Corp. (a)	78,344	1,133,638
CenterPoint Energy, Inc.	11,100	203,796
Consolidated Edison, Inc.	7,600	488,452
DTE Energy Co.	2,900	232,551
Duke Energy Corp.	17,800	1,270,742
Edison International	8,400	497,364
Entergy Corp.	4,600	314,456
Eversource Energy	8,200	418,774
Great Plains Energy, Inc.	4,000	109,240
NextEra Energy, Inc.	17,824	1,851,735
OGE Energy Corp.	5,200	136,708
PG&E Corp.	30,559	1,625,433
Pinnacle West Capital Corp.	2,900	186,992
Public Service Enterprise Group, Inc.	13,100	506,839
Xcel Energy, Inc.	13,100	470,421

		10,645,177

Gas — 0.0%
UGI Corp.	4,500	151,920

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	3,500	$209,125

		11,006,222

TOTAL COMMON STOCK (Cost $294,175,705)		333,321,553

TOTAL EQUITIES (Cost $294,175,705)		333,321,553

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
iShares Russell 1000 Value Index Fund	38,000	3,718,680

TOTAL MUTUAL FUNDS (Cost $3,731,636)		3,718,680

TOTAL LONG-TERM INVESTMENTS (Cost $297,907,341)		337,040,233

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$5,277,802	5,277,802

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	15,874	15,874

TOTAL SHORT-TERM INVESTMENTS (Cost $5,293,676)		5,293,676

TOTAL INVESTMENTS — 100.5% (Cost $303,201,017) (c)		342,333,909

Other Assets/(Liabilities) — (0.5)%		(1,729,151)

NET ASSETS — 100.0%		$340,604,758

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $5,277,808. Collateralized by U.S. Government Agency obligations with rates ranging from 2.120% – 4.000%, maturity dates ranging from 12/15/17 – 11/07/22, and an aggregate market value, including accrued interest, of $5,384,473.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Basic Materials — 3.6%
Chemicals — 1.8%
Agrium, Inc.	68,090	$6,083,162
The Dow Chemical Co.	332,930	17,139,236

		23,222,398

Forest Products & Paper — 0.7%
International Paper Co.	239,000	9,010,300

Iron & Steel — 1.1%
Nucor Corp.	139,330	5,614,999
Steel Dynamics, Inc.	503,660	9,000,404

		14,615,403

		46,848,101

Communications — 10.3%
Advertising — 1.2%
Nielsen Holdings PLC	328,750	15,319,750

Internet — 1.2%
Symantec Corp.	746,660	15,679,860

Media — 3.0%
CBS Corp. Class B	283,058	13,340,524
Comcast Corp. Class A	242,170	13,665,653
Thomson Reuters Corp.	318,500	12,055,225

		39,061,402

Telecommunications — 4.9%
Cisco Systems, Inc.	1,587,140	43,098,786
Verizon Communications, Inc.	433,940	20,056,707

		63,155,493

		133,216,505

Consumer, Cyclical — 10.0%
Home Builders — 0.9%
PulteGroup, Inc.	655,220	11,676,020

Leisure Time — 1.4%
Norwegian Cruise Line Holdings Ltd. (a)	305,460	17,899,956

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	514,360	11,007,304

Retail — 6.9%
CVS Health Corp.	164,990	16,131,072
Dollar General Corp.	135,470	9,736,229
The Home Depot, Inc.	153,770	20,336,082
Lowe’s Cos., Inc.	194,920	14,821,717
Nordstrom, Inc.	161,740	8,056,269
PVH Corp.	122,090	8,991,929
Signet Jewelers Ltd.	87,220	10,788,242

		88,861,540

		129,444,820

	Number of Shares	Value
Consumer, Non-cyclical — 17.9%
Agriculture — 1.0%
British American Tobacco PLC	247,029	$13,719,755

Beverages — 0.6%
Diageo PLC Sponsored ADR (United Kingdom)	66,530	7,256,427

Biotechnology — 1.9%
Amgen, Inc.	87,470	14,199,005
Gilead Sciences, Inc.	105,660	10,691,735

		24,890,740

Foods — 1.9%
Ingredion, Inc.	111,740	10,709,162
The Kraft Heinz Co.	192,346	13,995,095

		24,704,257

Health Care – Products — 2.2%
Baxter International, Inc.	171,040	6,525,176
Medtronic PLC	288,487	22,190,420

		28,715,596

Health Care – Services — 1.4%
UnitedHealth Group, Inc.	153,540	18,062,446

Pharmaceuticals — 8.9%
Allergan PLC (a)	43,850	13,703,125
AstraZeneca PLC Sponsored ADR (United Kingdom)	435,850	14,797,108
Baxalta, Inc.	99,540	3,885,046
Bristol-Myers Squibb Co.	303,950	20,908,721
Merck & Co., Inc.	628,560	33,200,539
Pfizer, Inc.	339,805	10,968,905
Roche Holding AG	63,855	17,597,680

		115,061,124

		232,410,345

Energy — 9.5%
Oil & Gas — 8.4%
Anadarko Petroleum Corp.	137,340	6,671,977
Chevron Corp.	316,080	28,434,557
EOG Resources, Inc.	229,080	16,216,573
Exxon Mobil Corp.	248,610	19,379,150
Marathon Oil Corp.	939,600	11,829,564
Occidental Petroleum Corp.	136,930	9,257,837
Pioneer Natural Resources Co.	100,650	12,619,497
Southwestern Energy Co. (a)	629,350	4,474,679

		108,883,834

Oil & Gas Services — 1.1%
Halliburton Co.	423,980	14,432,279

		123,316,113

Financial — 27.0%
Banks — 7.8%
M&T Bank Corp.	131,720	15,961,830

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PNC Financial Services Group, Inc.	320,970	$30,591,651
Wells Fargo & Co.	1,006,310	54,703,011

		101,256,492

Diversified Financial — 12.6%
Ameriprise Financial, Inc.	134,520	14,315,618
BlackRock, Inc.	62,410	21,251,853
Citigroup, Inc.	617,590	31,960,282
The Goldman Sachs Group, Inc.	82,150	14,805,895
Intercontinental Exchange, Inc.	50,480	12,936,005
Invesco Ltd.	475,810	15,930,119
JP Morgan Chase & Co.	791,826	52,284,271

		163,484,043

Insurance — 6.6%
ACE Ltd.	193,020	22,554,387
American International Group, Inc.	243,910	15,115,103
Marsh & McLennan Cos., Inc.	260,020	14,418,109
MetLife, Inc.	344,010	16,584,722
Principal Financial Group, Inc.	210,468	9,466,851
Unum Group	221,440	7,371,737

		85,510,909

		350,251,444

Industrial — 10.9%
Aerospace & Defense — 1.8%
Triumph Group, Inc.	126,900	5,044,275
United Technologies Corp.	195,380	18,770,157

		23,814,432

Building Materials — 1.7%
Fortune Brands Home & Security, Inc.	389,440	21,613,920

Machinery – Construction & Mining — 0.8%
Ingersoll-Rand PLC	197,690	10,930,280

Manufacturing — 5.8%
3M Co.	94,230	14,194,807
Eaton Corp. PLC	383,030	19,932,881
General Electric Co.	917,080	28,567,042
Illinois Tool Works, Inc.	134,360	12,452,485

		75,147,215

Transportation — 0.8%
Union Pacific Corp.	131,950	10,318,490

		141,824,337

Technology — 7.6%
Semiconductors — 4.6%
Analog Devices, Inc.	120,990	6,693,167
Intel Corp.	854,500	29,437,525
Maxim Integrated Products, Inc.	615,760	23,398,880

		59,529,572

	Number of Shares	Value
Software — 3.0%
Microsoft Corp.	689,490	$38,252,905

		97,782,477

Utilities — 3.3%
Electric — 3.3%
Dominion Resources, Inc.	102,230	6,914,837
Edison International	189,960	11,247,532
Eversource Energy	317,350	16,207,064
NextEra Energy, Inc.	74,610	7,751,233

		42,120,666

TOTAL COMMON STOCK (Cost $1,029,961,857)		1,297,214,808

TOTAL EQUITIES (Cost $1,029,961,857)		1,297,214,808

TOTAL LONG-TERM INVESTMENTS (Cost $1,029,961,857)		1,297,214,808

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$12,941,183	12,941,183

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	58,902	58,902

TOTAL SHORT-TERM INVESTMENTS (Cost $13,000,085)		13,000,085

TOTAL INVESTMENTS — 101.1% (Cost $1,042,961,942) (c)		1,310,214,893

Other Assets/(Liabilities) — (1.1)%		(13,823,879)

NET ASSETS — 100.0%		$1,296,391,014

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $12,941,197. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 1/30/23, and an aggregate market value, including accrued interest, of $13,201,281.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.0%
Chemicals — 0.7%
BASF SE Sponsored ADR (Germany)	21,222	$1,613,190

Iron & Steel — 1.1%
Carpenter Technology Corp.	82,700	2,503,329

Mining — 1.2%
Alcoa, Inc.	196,700	1,941,429
Rio Tinto PLC Sponsored ADR (United Kingdom)	25,998	757,062

		2,698,491

		6,815,010

Communications — 5.5%
Advertising — 0.7%
Aimia, Inc. (a)	245,000	1,663,550

Telecommunications — 4.8%
ARRIS Group, Inc. (b)	42,300	1,293,111
AT&T, Inc.	88,308	3,038,678
Cisco Systems, Inc.	67,998	1,846,486
Verizon Communications, Inc.	78,569	3,631,459
Vodafone Group PLC Sponsored ADR (United Kingdom)	29,472	950,767

		10,760,501

		12,424,051

Consumer, Cyclical — 7.7%
Airlines — 0.9%
Southwest Airlines Co.	46,249	1,991,482

Home Builders — 1.7%
Lennar Corp.	39,878	1,602,298
Lennar Corp. Class A (a)	47,097	2,303,514

		3,905,812

Home Furnishing — 0.5%
Whirlpool Corp.	8,400	1,233,708

Household Products — 0.7%
Tupperware Brands Corp.	26,471	1,473,111

Retail — 3.9%
The Gap, Inc. (a)	51,847	1,280,621
The Home Depot, Inc.	6,500	859,625
Target Corp.	19,959	1,449,223
Wal-Mart Stores, Inc.	86,160	5,281,608

		8,871,077

		17,475,190

Consumer, Non-cyclical — 20.9%
Agriculture — 4.4%
Altria Group, Inc.	42,059	2,448,254

	Number of Shares	Value
Philip Morris International, Inc.	85,760	$7,539,162

		9,987,416

Foods — 1.5%
ConAgra Foods, Inc.	45,000	1,897,200
Tyson Foods, Inc. Class A	25,100	1,338,583

		3,235,783

Health Care – Products — 3.0%
Johnson & Johnson	33,974	3,489,809
Medtronic PLC	43,716	3,362,635

		6,852,444

Pharmaceuticals — 12.0%
Allergan PLC (b)	2,500	781,250
Eli Lilly & Co.	68,564	5,777,203
Herbalife Ltd. (a) (b)	72,803	3,903,697
Merck & Co., Inc.	158,300	8,361,406
Pfizer, Inc.	260,766	8,417,526

		27,241,082

		47,316,725

Energy — 8.5%
Oil & Gas — 8.5%
BP PLC Sponsored ADR (United Kingdom)	138,222	4,320,820
Chesapeake Energy Corp. (a)	77,100	346,950
ConocoPhillips	71,018	3,315,831
Ensco PLC Class A	245,900	3,784,401
Occidental Petroleum Corp.	36,323	2,455,798
Phillips 66	38,679	3,163,942
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	41,500	1,900,285

		19,288,027

Financial — 23.7%
Banks — 8.1%
Bank of America Corp.	551,396	9,279,995
PNC Financial Services Group, Inc.	14,399	1,372,369
State Street Corp.	19,893	1,320,099
SunTrust Banks, Inc.	52,572	2,252,185
Wells Fargo & Co.	75,040	4,079,174

		18,303,822

Diversified Financial — 9.2%
Ally Financial, Inc. (b)	115,906	2,160,488
American Express Co.	34,999	2,434,180
Ameriprise Financial, Inc.	11,200	1,191,904
Citigroup, Inc.	122,226	6,325,195
JP Morgan Chase & Co.	122,458	8,085,902
MasterCard, Inc. Class A	7,900	769,144

		20,966,813

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 0.8%
Voya Financial, Inc.	51,147	$1,887,836

Insurance — 5.6%
American International Group, Inc.	41,100	2,546,967
CNO Financial Group, Inc.	356,877	6,812,782
Loews Corp.	86,418	3,318,451

		12,678,200

		53,836,671

Industrial — 15.6%
Aerospace & Defense — 3.8%
General Dynamics Corp.	4,220	579,659
Northrop Grumman Corp.	22,900	4,323,749
Raytheon Co.	19,681	2,450,875
United Technologies Corp.	12,900	1,239,303

		8,593,586

Building Materials — 1.4%
CRH PLC Sponsored ADR (Ireland)	110,333	3,179,797

Electronics — 0.6%
TE Connectivity Ltd.	19,400	1,253,434

Engineering & Construction — 4.0%
Fluor Corp.	26,500	1,251,330
KBR, Inc.	467,700	7,913,484

		9,164,814

Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	18,899	2,017,090

Machinery – Diversified — 0.3%
Flowserve Corp.	15,100	635,408

Manufacturing — 1.6%
General Electric Co.	57,584	1,793,741
Honeywell International, Inc.	17,575	1,820,243

		3,613,984

Transportation — 3.0%
American ExpressNorfolk Southern Corp.	18,085	1,529,810
Euronav NA (b)	196,215	2,690,108
FedEx Corp.	9,400	1,400,506
Golar LNG Partners LP	93,786	1,254,857

		6,875,281

		35,333,394

Technology — 9.5%
Computers — 1.6%
Hewlett Packard Enterprise Co.	46,600	708,320
HP, Inc.	55,200	653,568
International Business Machines Corp.	16,200	2,229,444

		3,591,332

Semiconductors — 0.9%
Intel Corp.	59,597	2,053,117

	Number of Shares	Value
Software — 7.0%
CA, Inc.	203,700	$5,817,672
First Data Corp. Class A (b)	28,800	461,376
Microsoft Corp.	140,756	7,809,143
Oracle Corp.	47,800	1,746,134

		15,834,325

		21,478,774

Utilities — 4.1%
Electric — 4.1%
American Electric Power Co., Inc.	10,700	623,489
Entergy Corp.	72,073	4,926,910
Exelon Corp.	115,000	3,193,550
NextEra Energy, Inc.	5,800	602,562

		9,346,511

TOTAL COMMON STOCK (Cost $222,446,548)		223,314,353

TOTAL EQUITIES (Cost $222,446,548)		223,314,353

MUTUAL FUNDS — 3.8%
Diversified Financial — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)	8,612,709	8,612,709

TOTAL MUTUAL FUNDS (Cost $8,612,709)		8,612,709

TOTAL LONG-TERM INVESTMENTS (Cost $231,059,257)		231,927,062

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$4,024,617	4,024,617

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	92,373	92,373

TOTAL SHORT-TERM INVESTMENTS (Cost $4,116,990)		4,116,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 104.1% (Cost $235,176,247) (e)	$236,044,052

Other Assets/(Liabilities) — (4.1)%	(9,313,168)

NET ASSETS — 100.0%	$226,730,884

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $8,414,500 or 3.71% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,024,621. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $4,106,493.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 2.5%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	38,747	$5,041,371
Airgas, Inc.	13,041	1,803,831
CF Industries Holdings, Inc.	46,620	1,902,562
The Dow Chemical Co.	223,305	11,495,741
E.I. du Pont de Nemours & Co.	174,056	11,592,130
Eastman Chemical Co.	29,648	2,001,537
Ecolab, Inc.	53,107	6,074,379
FMC Corp.	26,829	1,049,819
International Flavors & Fragrances, Inc.	16,022	1,916,872
LyondellBasell Industries NV Class A	71,818	6,240,984
Monsanto Co.	87,358	8,606,510
The Mosaic Co.	67,086	1,850,903
PPG Industries, Inc.	53,920	5,328,374
Praxair, Inc.	56,952	5,831,885
The Sherwin-Williams Co.	15,705	4,077,018

		74,813,916

Forest Products & Paper — 0.1%
International Paper Co.	81,910	3,088,007

Iron & Steel — 0.1%
Nucor Corp.	63,219	2,547,726

Mining — 0.2%
Alcoa, Inc.	259,270	2,558,995
Freeport-McMoRan, Inc.	226,158	1,531,089
Newmont Mining Corp.	104,886	1,886,899
Vulcan Materials Co.	26,335	2,501,035

		8,478,018

		88,927,667

Communications — 13.9%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	81,334	1,893,455
Nielsen Holdings PLC	73,247	3,413,310
Omnicom Group, Inc.	48,248	3,650,444

		8,957,209

Internet — 6.7%
Akamai Technologies, Inc. (a)	35,131	1,848,945
Alphabet, Inc. Class A (a)	58,040	45,155,701
Alphabet, Inc. Class C (a)	59,184	44,913,554
Amazon.com, Inc. (a)	76,551	51,740,055
eBay, Inc. (a)	220,130	6,049,172
Equinix, Inc.	12,351	3,734,942
Expedia, Inc.	23,251	2,890,099
F5 Networks, Inc. (a)	14,381	1,394,382

	Number of Shares	Value
Facebook, Inc. Class A (a)	452,534	$47,362,209
Netflix, Inc. (a)	85,371	9,764,735
The Priceline Group, Inc. (a)	9,902	12,624,555
Symantec Corp.	134,686	2,828,406
TripAdvisor, Inc. (a)	22,437	1,912,754
VeriSign, Inc. (a)	19,770	1,727,107
Yahoo!, Inc. (a)	172,893	5,750,421

		239,697,037

Media — 3.0%
Cablevision Systems Corp. Class A	43,118	1,375,464
CBS Corp. Class B	86,483	4,075,944
Comcast Corp. Class A	486,314	27,442,699
Discovery Communications, Inc. Series A (a)	30,499	813,713
Discovery Communications, Inc. Series C (a)	51,796	1,306,295
The McGraw Hill Financial, Inc.	53,491	5,273,143
News Corp. Class A	75,697	1,011,312
News Corp. Class B	21,500	300,140
Scripps Networks Interactive Class A	18,330	1,011,999
TEGNA, Inc.	45,424	1,159,221
Time Warner Cable, Inc.	56,389	10,465,235
Time Warner, Inc.	159,711	10,328,510
Twenty-First Century Fox Class A	234,044	6,356,635
Twenty-First Century Fox, Inc. Class B	85,700	2,333,611
Viacom, Inc. Class B	69,037	2,841,563
The Walt Disney Co.	303,104	31,850,168

		107,945,652

Telecommunications — 3.9%
AT&T, Inc.	1,225,239	42,160,474
CenturyLink, Inc.	108,755	2,736,276
Cisco Systems, Inc.	1,010,691	27,445,314
Corning, Inc.	236,820	4,329,070
Frontier Communications Corp.	232,504	1,085,794
Harris Corp.	25,217	2,191,357
Juniper Networks, Inc.	71,675	1,978,230
Level 3 Communications, Inc. (a)	58,039	3,155,000
Motorola Solutions, Inc.	32,484	2,223,530
QUALCOMM, Inc.	298,962	14,943,615
Verizon Communications, Inc.	810,494	37,461,033

		139,709,693

		496,309,591

Consumer, Cyclical — 10.3%
Airlines — 0.5%
American Airlines Group, Inc.	125,196	5,302,051
Delta Air Lines, Inc.	157,159	7,966,390
Southwest Airlines Co.	128,871	5,549,185

		18,817,626

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.8%
Hanesbrands, Inc.	77,000	$2,266,110
Michael Kors Holdings Ltd. (a)	36,578	1,465,315
Nike, Inc. Class B	269,270	16,829,375
Ralph Lauren Corp.	11,864	1,322,599
Under Armour, Inc. Class A (a)	35,727	2,879,953
VF Corp.	68,563	4,268,047

		29,031,399

Auto Manufacturers — 0.7%
Ford Motor Co.	774,286	10,909,690
General Motors Co.	283,149	9,629,897
Paccar, Inc.	70,269	3,330,751

		23,870,338

Automotive & Parts — 0.4%
BorgWarner, Inc.	44,824	1,937,741
Delphi Automotive PLC	55,516	4,759,387
The Goodyear Tire & Rubber Co.	54,540	1,781,822
Johnson Controls, Inc.	128,081	5,057,919

		13,536,869

Distribution & Wholesale — 0.2%
Fastenal Co.	57,514	2,347,722
Fossil Group, Inc. (a)	8,525	311,674
Genuine Parts Co.	29,980	2,574,982
W.W. Grainger, Inc.	11,616	2,353,285

		7,587,663

Home Builders — 0.1%
D.R. Horton, Inc.	66,312	2,123,973
Lennar Corp. Class A	36,238	1,772,401
PulteGroup, Inc.	64,903	1,156,571

		5,052,945

Home Furnishing — 0.1%
Harman International Industries, Inc.	14,269	1,344,282
Whirlpool Corp.	15,573	2,287,207

		3,631,489

Housewares — 0.1%
Newell Rubbermaid, Inc.	53,117	2,341,397

Leisure Time — 0.3%
Carnival Corp.	91,796	5,001,046
Harley-Davidson, Inc.	38,101	1,729,404
Royal Caribbean Cruises Ltd.	34,060	3,447,213

		10,177,663

Lodging — 0.2%
Marriott International, Inc. Class A	38,476	2,579,431
Starwood Hotels & Resorts Worldwide, Inc.	33,785	2,340,625
Wyndham Worldwide Corp.	22,712	1,650,027
Wynn Resorts Ltd.	16,176	1,119,217

		7,689,300

	Number of Shares	Value
Retail — 6.7%
Advance Auto Parts, Inc.	14,489	$2,180,739
AutoNation, Inc. (a)	14,776	881,536
AutoZone, Inc. (a)	6,077	4,508,587
Bed Bath & Beyond, Inc. (a)	33,969	1,639,004
Best Buy Co., Inc.	58,597	1,784,279
CarMax, Inc. (a)	40,261	2,172,886
Chipotle Mexican Grill, Inc. (a)	6,177	2,964,033
Coach, Inc.	55,222	1,807,416
Costco Wholesale Corp.	86,952	14,042,748
CVS Health Corp.	220,678	21,575,688
Darden Restaurants, Inc.	22,649	1,441,382
Dollar General Corp.	57,651	4,143,377
Dollar Tree, Inc. (a)	46,610	3,599,224
GameStop Corp. Class A	21,285	596,831
The Gap, Inc.	44,598	1,101,571
The Home Depot, Inc.	252,332	33,370,907
Kohl’s Corp.	37,553	1,788,649
L Brands, Inc.	51,075	4,894,007
Lowe’s Cos., Inc.	181,915	13,832,817
Macy’s, Inc.	63,112	2,207,658
McDonald’s Corp.	182,965	21,615,485
Nordstrom, Inc.	27,733	1,381,381
O’Reilly Automotive, Inc. (a)	19,674	4,985,785
PVH Corp.	16,313	1,201,452
Ross Stores, Inc.	80,718	4,343,436
Signet Jewelers Ltd.	15,808	1,955,292
Staples, Inc.	127,809	1,210,351
Starbucks Corp.	296,050	17,771,881
Target Corp.	122,503	8,894,943
Tiffany & Co.	22,287	1,700,275
The TJX Cos., Inc.	133,843	9,490,807
Tractor Supply Co.	27,019	2,310,125
Urban Outfitters, Inc. (a)	18,826	428,292
Wal-Mart Stores, Inc.	312,587	19,161,583
Walgreens Boots Alliance, Inc.	173,875	14,806,326
Yum! Brands, Inc.	85,737	6,263,088

		238,053,841

Textiles — 0.1%
Cintas Corp.	17,827	1,623,149
Mohawk Industries, Inc. (a)	12,803	2,424,760

		4,047,909

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	22,565	1,519,979
Mattel, Inc.	66,943	1,818,841

		3,338,820

		367,177,259

Consumer, Non-cyclical — 25.0%
Agriculture — 1.7%
Altria Group, Inc.	390,116	22,708,652
Archer-Daniels-Midland Co.	118,741	4,355,420

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Philip Morris International, Inc.	308,730	$27,140,454
Reynolds American, Inc.	164,966	7,613,181

		61,817,707

Beverages — 2.4%
Brown-Forman Corp. Class B	20,400	2,025,312
The Coca-Cola Co.	780,375	33,524,910
Coca-Cola Enterprises, Inc.	41,368	2,036,960
Constellation Brands, Inc. Class A	34,241	4,877,288
Dr. Pepper Snapple Group, Inc.	37,924	3,534,517
Keurig Green Mountain, Inc.	23,368	2,102,653
Molson Coors Brewing Co. Class B	31,583	2,966,275
Monster Beverage Corp. (a)	29,726	4,427,985
PepsiCo, Inc.	290,015	28,978,299

		84,474,199

Biotechnology — 3.2%
Alexion Pharmaceuticals, Inc. (a)	44,798	8,545,218
Amgen, Inc.	150,308	24,399,498
Biogen, Inc. (a)	44,362	13,590,299
Celgene Corp. (a)	156,568	18,750,584
Gilead Sciences, Inc.	287,140	29,055,696
Illumina, Inc. (a)	29,261	5,616,503
Regeneron Pharmaceuticals, Inc. (a)	15,437	8,380,284
Vertex Pharmaceuticals, Inc. (a)	48,794	6,139,749

		114,477,831

Commercial Services — 2.2%
The ADT Corp.	32,298	1,065,188
Alliance Data Systems Corp. (a)	12,318	3,406,789
Automatic Data Processing, Inc.	92,190	7,810,337
Equifax, Inc.	23,655	2,634,457
H&R Block, Inc.	46,819	1,559,541
McKesson Corp.	45,917	9,056,210
Moody’s Corp.	34,408	3,452,499
Paychex, Inc.	64,527	3,412,833
PayPal Holdings, Inc. (a)	221,330	8,012,146
Quanta Services, Inc. (a)	32,349	655,067
Robert Half International, Inc.	26,808	1,263,729
Total System Services, Inc.	33,581	1,672,334
United Rentals, Inc. (a)	18,097	1,312,756
Verisk Analytics, Inc. (a)	30,782	2,366,520
Visa, Inc. Class A	388,020	30,090,951
Western Union Co.	102,161	1,829,704

		79,601,061

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	178,259	11,875,615
The Estee Lauder Cos., Inc. Class A	44,301	3,901,146
The Procter & Gamble Co.	542,188	43,055,149

		58,831,910

Foods — 1.9%
Campbell Soup Co.	36,353	1,910,350
ConAgra Foods, Inc.	86,136	3,631,494

	Number of Shares	Value
General Mills, Inc.	118,911	$6,856,408
The Hershey Co.	28,969	2,586,063
Hormel Foods Corp.	26,631	2,105,979
The J.M. Smucker Co.	23,761	2,930,682
Kellogg Co.	50,692	3,663,511
The Kraft Heinz Co.	118,247	8,603,652
The Kroger Co.	194,628	8,141,289
McCormick & Co., Inc.	23,098	1,976,265
Mondelez International, Inc. Class A	316,376	14,186,300
Sysco Corp.	104,242	4,273,922
Tyson Foods, Inc. Class A	59,072	3,150,310
Whole Foods Market, Inc.	68,323	2,288,820

		66,305,045

Health Care – Products — 3.4%
Baxter International, Inc.	109,551	4,179,371
Becton, Dickinson & Co.	41,903	6,456,833
Boston Scientific Corp. (a)	269,510	4,969,765
C.R. Bard, Inc.	14,677	2,780,411
Edwards Lifesciences Corp. (a)	42,592	3,363,916
Henry Schein, Inc. (a)	16,600	2,625,954
Intuitive Surgical, Inc. (a)	7,418	4,051,415
Johnson & Johnson	551,861	56,687,162
Medtronic PLC	279,833	21,524,754
St. Jude Medical, Inc.	56,443	3,486,484
Stryker Corp.	62,878	5,843,881
Varian Medical Systems, Inc. (a)	19,625	1,585,700
Zimmer Biomet Holdings, Inc.	34,376	3,526,634

		121,082,280

Health Care – Services — 2.1%
Aetna, Inc.	69,269	7,489,364
Anthem, Inc.	52,000	7,250,880
Cigna Corp.	51,498	7,535,702
DaVita HealthCare Partners, Inc. (a)	32,802	2,286,627
HCA Holdings, Inc. (a)	62,557	4,230,730
Humana, Inc.	29,634	5,289,965
Laboratory Corporation of America Holdings (a)	20,412	2,523,740
Quest Diagnostics, Inc.	28,477	2,025,854
Tenet Healthcare Corp. (a)	19,273	583,972
Thermo Fisher Scientific, Inc.	79,517	11,279,487
UnitedHealth Group, Inc.	189,872	22,336,542
Universal Health Services, Inc. Class B	18,040	2,155,600

		74,988,463

Household Products — 0.4%
Avery Dennison Corp.	18,730	1,173,622
Church & Dwight Co., Inc.	26,197	2,223,601
The Clorox Co.	25,748	3,265,619
Kimberly-Clark Corp.	72,068	9,174,256

		15,837,098

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 6.0%
Abbott Laboratories	296,596	$13,320,126
AbbVie, Inc.	325,322	19,272,075
Allergan PLC (a)	78,544	24,545,000
AmerisourceBergen Corp.	39,120	4,057,135
Baxalta, Inc.	107,851	4,209,424
Bristol-Myers Squibb Co.	332,199	22,851,969
Cardinal Health, Inc.	65,811	5,874,948
DENTSPLY International, Inc.	27,687	1,684,754
Eli Lilly & Co.	194,203	16,363,545
Endo International PLC (a)	41,335	2,530,529
Express Scripts Holding Co. (a)	134,455	11,752,712
Mallinckrodt PLC (a)	23,166	1,728,879
Mead Johnson Nutrition Co.	39,140	3,090,103
Merck & Co., Inc.	556,568	29,397,922
Mylan NV (a)	82,866	4,480,565
Patterson Cos., Inc.	16,597	750,350
Perrigo Co. PLC	28,964	4,191,091
Pfizer, Inc.	1,230,885	39,732,968
Zoetis, Inc.	91,119	4,366,422

		214,200,517

		891,616,111

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	67,384	1,171,808

Energy — 6.5%
Coal — 0.0%
CONSOL Energy, Inc.	44,178	349,006

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	15,493	1,022,383

Oil & Gas — 5.1%
Anadarko Petroleum Corp.	100,556	4,885,011
Apache Corp.	74,611	3,317,951
Cabot Oil & Gas Corp.	81,767	1,446,458
Chesapeake Energy Corp.	106,627	479,822
Chevron Corp.	375,050	33,739,498
Cimarex Energy Co.	19,235	1,719,224
ConocoPhillips	246,357	11,502,408
Devon Energy Corp.	76,519	2,448,608
Diamond Offshore Drilling, Inc.	12,691	267,780
Ensco PLC Class A	48,495	746,338
EOG Resources, Inc.	109,634	7,760,991
EQT Corp.	30,127	1,570,521
Exxon Mobil Corp.	830,017	64,699,825
Helmerich & Payne, Inc.	21,475	1,149,986
Hess Corp.	48,326	2,342,844
Marathon Oil Corp.	133,751	1,683,925
Marathon Petroleum Corp.	106,222	5,506,549
Murphy Oil Corp.	31,186	700,126
Newfield Exploration Co. (a)	32,147	1,046,706
Noble Energy, Inc.	84,743	2,790,587

	Number of Shares	Value
Occidental Petroleum Corp.	151,966	$10,274,421
Phillips 66	94,336	7,716,685
Pioneer Natural Resources Co.	30,049	3,767,544
Range Resources Corp.	33,613	827,216
Southwestern Energy Co. (a)	77,605	551,772
Tesoro Corp.	24,192	2,549,111
Valero Energy Corp.	96,133	6,797,564

		182,289,471

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	86,153	3,975,961
Cameron International Corp. (a)	38,011	2,402,295
FMC Technologies, Inc. (a)	44,681	1,296,196
Halliburton Co.	170,465	5,802,629
National Oilwell Varco, Inc.	74,893	2,508,166
Schlumberger Ltd.	251,663	17,553,494
Transocean Ltd.	69,520	860,658

		34,399,399

Pipelines — 0.4%
Columbia Pipeline Group, Inc.	77,271	1,545,420
Kinder Morgan, Inc.	365,482	5,452,991
ONEOK, Inc.	41,344	1,019,543
Spectra Energy Corp.	132,856	3,180,573
The Williams Cos., Inc.	135,529	3,483,095

		14,681,622

		232,741,881

Financial — 16.6%
Banks — 4.5%
Bank of America Corp.	2,077,491	34,964,173
The Bank of New York Mellon Corp.	217,854	8,979,942
BB&T Corp.	155,490	5,879,077
Capital One Financial Corp.	106,355	7,676,704
Comerica, Inc.	35,688	1,492,829
Fifth Third Bancorp	159,988	3,215,759
Huntington Bancshares, Inc.	160,819	1,778,658
KeyCorp	166,670	2,198,377
M&T Bank Corp.	31,759	3,848,556
Northern Trust Corp.	43,468	3,133,608
PNC Financial Services Group, Inc.	100,968	9,623,260
Regions Financial Corp.	257,113	2,468,285
State Street Corp.	80,716	5,356,314
SunTrust Banks, Inc.	102,200	4,378,248
U.S. Bancorp	326,902	13,948,908
Wells Fargo & Co.	925,888	50,331,272
Zions Bancorp	40,519	1,106,169

		160,380,139

Diversified Financial — 5.3%
Affiliated Managers Group, Inc. (a)	10,865	1,735,792
American Express Co.	166,291	11,565,539
Ameriprise Financial, Inc.	34,664	3,688,943

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BlackRock, Inc.	25,079	$8,539,901
The Charles Schwab Corp.	237,619	7,824,794
Citigroup, Inc.	593,486	30,712,900
CME Group, Inc.	67,007	6,070,834
Discover Financial Services	84,969	4,556,038
E*TRADE Financial Corp. (a)	58,093	1,721,876
Franklin Resources, Inc.	75,551	2,781,788
The Goldman Sachs Group, Inc.	78,817	14,205,188
Intercontinental Exchange, Inc.	23,724	6,079,512
Invesco Ltd.	85,400	2,859,192
JP Morgan Chase & Co.	734,068	48,470,510
Legg Mason, Inc.	21,816	855,842
MasterCard, Inc. Class A	197,147	19,194,232
Morgan Stanley	300,081	9,545,577
The Nasdaq, Inc.	22,333	1,299,111
Navient Corp.	73,919	846,373
Synchrony Financial (a)	166,069	5,050,158
T. Rowe Price Group, Inc.	49,941	3,570,282

		191,174,382

Insurance — 4.1%
ACE Ltd.	64,820	7,574,217
Aflac, Inc.	84,665	5,071,434
The Allstate Corp.	77,448	4,808,746
American International Group, Inc.	245,947	15,241,336
Aon PLC	54,747	5,048,221
Assurant, Inc.	12,904	1,039,288
Berkshire Hathaway, Inc. Class B (a)	373,625	49,333,445
The Chubb Corp.	44,332	5,880,196
Cincinnati Financial Corp.	29,902	1,769,301
The Hartford Financial Services Group, Inc.	81,793	3,554,724
Lincoln National Corp.	48,811	2,453,241
Loews Corp.	56,866	2,183,654
Marsh & McLennan Cos., Inc.	103,986	5,766,024
MetLife, Inc.	221,297	10,668,728
Principal Financial Group, Inc.	54,261	2,440,660
The Progressive Corp.	116,540	3,705,972
Prudential Financial, Inc.	88,933	7,240,036
Torchmark Corp.	23,302	1,331,942
The Travelers Cos., Inc.	60,827	6,864,935
Unum Group	49,313	1,641,630
XL Group PLC	58,985	2,311,032

		145,928,762

Real Estate — 0.1%
CBRE Group, Inc. (a)	57,940	2,003,565

Real Estate Investment Trusts (REITS) — 2.6%
American Tower Corp.	84,538	8,195,959
Apartment Investment & Management Co. Class A	30,428	1,218,033
AvalonBay Communities, Inc.	27,230	5,013,860
Boston Properties, Inc.	30,446	3,883,083

	Number of Shares	Value
Crown Castle International Corp.	66,728	$5,768,636
Equity Residential	72,095	5,882,231
Essex Property Trust, Inc.	13,203	3,160,930
General Growth Properties, Inc.	116,561	3,171,625
HCP, Inc.	93,394	3,571,387
Host Hotels & Resorts, Inc.	150,294	2,305,510
Iron Mountain, Inc.	39,830	1,075,808
Kimco Realty Corp.	82,157	2,173,874
The Macerich Co.	26,744	2,157,974
Plum Creek Timber Co., Inc.	34,717	1,656,695
Prologis, Inc.	103,727	4,451,963
Public Storage	29,303	7,258,353
Realty Income Corp.	49,559	2,558,731
Simon Property Group, Inc.	61,740	12,004,726
SL Green Realty Corp.	19,700	2,225,706
Ventas, Inc.	66,791	3,769,016
Vornado Realty Trust	35,492	3,547,780
Welltower, Inc.	70,640	4,805,639
Weyerhaeuser Co.	102,343	3,068,243

		92,925,762

Savings & Loans — 0.0%
People’s United Financial, Inc.	60,090	970,453

		593,383,063

Industrial — 9.6%
Aerospace & Defense — 2.0%
The Boeing Co.	125,367	18,126,815
General Dynamics Corp.	58,989	8,102,729
L-3 Communications Holdings, Inc.	15,753	1,882,641
Lockheed Martin Corp.	52,769	11,458,788
Northrop Grumman Corp.	36,455	6,883,069
Raytheon Co.	59,861	7,454,490
Rockwell Collins, Inc.	26,221	2,420,198
United Technologies Corp.	164,105	15,765,567

		72,094,297

Airlines — 0.1%
United Continental Holdings, Inc. (a)	74,559	4,272,231

Building Materials — 0.1%
Martin Marietta Materials, Inc.	13,312	1,818,153
Masco Corp.	66,253	1,874,960

		3,693,113

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	47,668	2,554,528
Emerson Electric Co.	130,655	6,249,229

		8,803,757

Electronics — 0.6%
Agilent Technologies, Inc.	65,858	2,753,523
Allegion PLC	19,314	1,273,179
Amphenol Corp. Class A	61,242	3,198,670
FLIR Systems, Inc.	27,308	766,535

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Garmin Ltd.	22,936	$852,531
PerkinElmer, Inc.	22,318	1,195,575
TE Connectivity Ltd.	77,463	5,004,884
Tyco International PLC	85,484	2,726,085
Waters Corp. (a)	16,369	2,202,940

		19,973,922

Engineering & Construction — 0.1%
Fluor Corp.	27,891	1,317,013
Jacobs Engineering Group, Inc. (a)	23,766	996,984

		2,313,997

Environmental Controls — 0.2%
Republic Services, Inc.	47,542	2,091,373
Stericycle, Inc. (a)	16,820	2,028,492
Waste Management, Inc.	82,914	4,425,120

		8,544,985

Hand & Machine Tools — 0.1%
Snap-on, Inc.	11,568	1,983,102
Stanley Black & Decker, Inc.	29,674	3,167,106

		5,150,208

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	115,608	7,856,720
Ingersoll-Rand PLC	52,380	2,896,090

		10,752,810

Machinery – Diversified — 0.5%
Cummins, Inc.	32,381	2,849,852
Deere & Co.	61,863	4,718,291
Flowserve Corp.	25,366	1,067,401
Rockwell Automation, Inc.	26,626	2,732,094
Roper Technologies, Inc.	20,256	3,844,386
Xylem, Inc.	35,801	1,306,737

		16,518,761

Manufacturing — 3.5%
3M Co.	122,637	18,474,038
Danaher Corp.	118,605	11,016,032
Dover Corp.	30,407	1,864,253
Eaton Corp. PLC	92,387	4,807,820
General Electric Co.	1,881,422	58,606,295
Honeywell International, Inc.	153,424	15,890,124
Illinois Tool Works, Inc.	65,337	6,055,433
Leggett & Platt, Inc.	26,368	1,107,983
Parker Hannifin Corp.	27,349	2,652,306
Pentair PLC	35,572	1,761,881
Textron, Inc.	55,086	2,314,163

		124,550,328

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	27,375	6,351,274

Packaging & Containers — 0.2%
Ball Corp.	27,449	1,996,366
Owens-Illinois, Inc. (a)	30,372	529,080

	Number of Shares	Value
Sealed Air Corp.	38,665	$1,724,459
WestRock Co.	51,789	2,362,614

		6,612,519

Transportation — 1.4%
American ExpressNorfolk Southern Corp.	59,603	5,041,818
C.H. Robinson Worldwide, Inc.	28,969	1,796,657
CSX Corp.	193,291	5,015,901
Expeditors International of Washington, Inc.	37,856	1,707,306
FedEx Corp.	52,268	7,787,409
J.B. Hunt Transport Services, Inc.	18,356	1,346,596
Kansas City Southern	21,965	1,640,127
Ryder System, Inc.	10,256	582,849
Union Pacific Corp.	170,444	13,328,721
United Parcel Service, Inc. Class B	138,127	13,291,961

		51,539,345

		341,171,547

Technology — 12.6%
Computers — 5.4%
Accenture PLC Class A	124,315	12,990,917
Apple, Inc.	1,110,941	116,937,650
Cognizant Technology Solutions Corp. Class A (a)	120,962	7,260,139
CSRA, Inc.	27,673	830,190
EMC Corp.	387,509	9,951,231
Hewlett Packard Enterprise Co.	357,841	5,439,183
HP, Inc.	357,641	4,234,469
International Business Machines Corp.	177,873	24,478,882
NetApp, Inc.	59,303	1,573,309
SanDisk Corp.	40,132	3,049,631
Seagate Technology PLC	60,022	2,200,407
Teradata Corp. (a)	26,619	703,274
Western Digital Corp.	45,815	2,751,191

		192,400,473

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	40,554	837,440
Xerox Corp.	189,040	2,009,495

		2,846,935

Semiconductors — 2.4%
Analog Devices, Inc.	62,181	3,439,853
Applied Materials, Inc.	230,592	4,305,153
Avago Technologies Ltd.	52,421	7,608,908
Broadcom Corp. Class A	112,485	6,503,883
Intel Corp.	940,310	32,393,679
KLA-Tencor Corp.	30,736	2,131,542
Lam Research Corp.	31,368	2,491,247
Linear Technology Corp.	47,155	2,002,673
Microchip Technology, Inc.	39,812	1,852,850
Micron Technology, Inc. (a)	218,554	3,094,725

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NVIDIA Corp.	101,200	$3,335,552
Qorvo, Inc. (a)	28,068	1,428,661
Skyworks Solutions, Inc.	37,978	2,917,850
Texas Instruments, Inc.	201,666	11,053,313
Xilinx, Inc.	51,025	2,396,644

		86,956,533

Software — 4.7%
Activision Blizzard, Inc.	101,082	3,912,884
Adobe Systems, Inc. (a)	98,989	9,299,027
Autodesk, Inc. (a)	45,076	2,746,481
CA, Inc.	61,159	1,746,701
Cerner Corp. (a)	60,731	3,654,184
Citrix Systems, Inc. (a)	30,783	2,328,734
The Dun & Bradstreet Corp.	6,948	722,106
Electronic Arts, Inc. (a)	61,606	4,233,564
Fidelity National Information Services, Inc.	54,970	3,331,182
Fiserv, Inc. (a)	45,433	4,155,302
Intuit, Inc.	52,786	5,093,849
Microsoft Corp.	1,591,748	88,310,179
Oracle Corp.	637,983	23,305,519
Red Hat, Inc. (a)	36,226	2,999,875
Salesforce.com, Inc. (a)	124,772	9,782,125

		165,621,712

		447,825,653

Utilities — 3.0%
Electric — 2.8%
The AES Corp.	135,462	1,296,371
Ameren Corp.	48,273	2,086,842
American Electric Power Co., Inc.	98,304	5,728,174
CenterPoint Energy, Inc.	86,407	1,586,433
CMS Energy Corp.	55,459	2,000,961
Consolidated Edison, Inc.	57,525	3,697,132
Dominion Resources, Inc.	118,818	8,036,849
DTE Energy Co.	35,549	2,850,674
Duke Energy Corp.	136,873	9,771,363
Edison International	64,521	3,820,288
Entergy Corp.	35,478	2,425,276
Eversource Energy	62,776	3,205,970
Exelon Corp.	182,613	5,071,163
FirstEnergy Corp.	83,593	2,652,406
NextEra Energy, Inc.	91,383	9,493,780
NRG Energy, Inc.	60,001	706,212
Pepco Holdings, Inc.	51,755	1,346,148
PG&E Corp.	97,418	5,181,663
Pinnacle West Capital Corp.	22,553	1,454,217
PPL Corp.	134,291	4,583,352
Public Service Enterprise Group, Inc.	100,474	3,887,339
SCANA Corp.	28,746	1,738,846
The Southern Co.	181,339	8,484,852
TECO Energy, Inc.	47,483	1,265,422

	Number of Shares	Value
WEC Energy Group, Inc.	62,660	$3,215,085
Xcel Energy, Inc.	101,871	3,658,188

		99,245,006

Gas — 0.2%
AGL Resources, Inc.	24,309	1,551,157
NiSource, Inc.	64,205	1,252,639
Sempra Energy	46,960	4,414,710

		7,218,506

		106,463,512

TOTAL COMMON STOCK (Cost $2,251,252,185)		3,566,788,092

TOTAL EQUITIES (Cost $2,251,252,185)		3,566,788,092

TOTAL LONG-TERM INVESTMENTS (Cost $2,251,252,185)		3,566,788,092

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	$1,280,411	1,280,411

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (b) 0.000% 3/31/16	2,490,000	2,488,949

TOTAL SHORT-TERM INVESTMENTS (Cost $3,770,115)		3,769,360

TOTAL INVESTMENTS — 100.1% (Cost $2,255,022,300) (c)		3,570,557,452

Other Assets/(Liabilities) — (0.1)%		(2,789,907)

NET ASSETS — 100.0%		$3,567,767,545

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Focused Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 91.2%

COMMON STOCK — 91.2%
Communications — 6.6%
Media — 6.6%
Charter Communications, Inc. Class A (a)	149,400	$27,355,140
Tribune Media Co.	822,500	27,808,725

		55,163,865

Consumer, Cyclical — 13.7%
Auto Manufacturers — 7.3%
General Motors Co.	1,797,000	61,115,970

Retail — 6.4%
CarMax, Inc. (a)	361,200	19,493,964
Tiffany & Co.	450,000	34,330,500

		53,824,464

		114,940,434

Energy — 6.3%
Oil & Gas — 4.5%
Anadarko Petroleum Corp.	779,000	37,843,820

Oil & Gas Services — 1.8%
NOW, Inc. (a)	979,784	15,500,183

		53,344,003

Financial — 37.1%
Banks — 7.7%
Wells Fargo & Co.	1,194,800	64,949,328

Diversified Financial — 11.1%
BlackRock, Inc.	121,000	41,202,920
JP Morgan Chase & Co.	779,000	51,437,370

		92,640,290

Insurance — 13.4%
American International Group, Inc.	1,066,000	66,060,020
Aon PLC	499,500	46,058,895

		112,118,915

Real Estate — 4.9%
CBRE Group, Inc. (a)	1,177,000	40,700,660

		310,409,193

Industrial — 9.5%
Machinery – Construction & Mining — 4.5%
Caterpillar, Inc.	553,000	37,581,880

Machinery – Diversified — 5.0%
Cummins, Inc.	475,500	41,848,755

		79,430,635

Technology — 18.0%
Computers — 2.4%
Apple, Inc.	187,000	19,683,620

	Number of Shares	Value
Semiconductors — 8.7%
Applied Materials, Inc.	2,134,500	$39,851,115
Intel Corp.	961,000	33,106,450

		72,957,565

Software — 6.9%
Microsoft Corp.	1,046,500	58,059,820

		150,701,005

TOTAL COMMON STOCK (Cost $669,517,229)		763,989,135

TOTAL EQUITIES (Cost $669,517,229)		763,989,135

TOTAL LONG-TERM INVESTMENTS (Cost $669,517,229)		763,989,135

	Principal Amount
SHORT-TERM INVESTMENTS — 9.0%
Repurchase Agreement — 9.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$75,164,287	75,164,287

TOTAL SHORT-TERM INVESTMENTS (Cost $75,164,287)		75,164,287

TOTAL INVESTMENTS — 100.2% (Cost $744,681,516) (c)		839,153,422

Other Assets/(Liabilities) — (0.2)%		(1,817,340)

NET ASSETS — 100.0%		$837,336,082

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Maturity value of $75,164,371. Collateralized by U.S. Government Agency obligations with rates ranging from 2.070% – 2.110%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $76,669,582.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 0.5%
Chemicals — 0.5%
The Sherwin-Williams Co.	2,499	$648,740

Communications — 22.4%
Advertising — 0.5%
Nielsen Holdings PLC	15,564	725,282

Internet — 16.5%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	7,163	582,137
Alphabet, Inc. Class C (a)	10,445	7,926,502
Amazon.com, Inc. (a)	7,257	4,904,934
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	3,280	620,051
CDW Corp.	10,429	438,435
eBay, Inc. (a)	34,002	934,375
Expedia, Inc.	6,087	756,614
F5 Networks, Inc. (a)	6,239	604,933
Facebook, Inc. Class A (a)	42,031	4,398,964
The Priceline Group, Inc. (a)	1,385	1,765,806

		22,932,751

Media — 2.8%
Comcast Corp. Class A	46,983	2,651,251
Discovery Communications, Inc. Series A (a)	9,642	257,249
FactSet Research Systems, Inc.	3,150	512,095
Scripps Networks Interactive Class A	7,385	407,726

		3,828,321

Telecommunications — 2.6%
Cisco Systems, Inc.	48,674	1,321,742
QUALCOMM, Inc.	11,367	568,180
Verizon Communications, Inc.	38,089	1,760,474

		3,650,396

		31,136,750

Consumer, Cyclical — 14.0%
Apparel — 0.2%
Ralph Lauren Corp.	1,953	217,720

Home Builders — 0.4%
PulteGroup, Inc.	31,347	558,604

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	21,810	466,734
Las Vegas Sands Corp.	11,298	495,304
Wyndham Worldwide Corp.	8,061	585,632

		1,547,670

Retail — 12.3%
Advance Auto Parts, Inc.	6,237	938,731
Costco Wholesale Corp.	12,206	1,971,269

	Number of Shares	Value
CVS Health Corp.	23,389	$2,286,742
Dunkin’ Brands Group, Inc.	12,155	517,681
The Home Depot, Inc.	26,464	3,499,864
Lowe’s Cos., Inc.	28,650	2,178,546
McDonald’s Corp.	13,726	1,621,590
O’Reilly Automotive, Inc. (a)	5,809	1,472,117
Ross Stores, Inc.	21,069	1,133,723
The TJX Cos., Inc.	21,225	1,505,065

		17,125,328

		19,449,322

Consumer, Non-cyclical — 30.3%
Beverages — 3.4%
Anheuser-Busch InBev SA/NV Sponsored ADR (Belgium)	3,085	385,625
Monster Beverage Corp. (a)	6,887	1,025,888
PepsiCo, Inc.	33,171	3,314,446

		4,725,959

Biotechnology — 6.0%
Amgen, Inc.	15,798	2,564,489
Celgene Corp. (a)	13,776	1,649,814
Gilead Sciences, Inc.	26,163	2,647,434
Regeneron Pharmaceuticals, Inc. (a)	673	365,351
Vertex Pharmaceuticals, Inc. (a)	9,085	1,143,166

		8,370,254

Commercial Services — 6.5%
Alliance Data Systems Corp. (a)	3,439	951,124
Moody’s Corp.	6,224	624,516
Paychex, Inc.	25,729	1,360,807
PayPal Holdings, Inc. (a)	32,899	1,190,944
Vantiv, Inc. Class A (a)	22,033	1,044,805
Verisk Analytics, Inc. (a)	13,676	1,051,411
Visa, Inc. Class A	36,784	2,852,599

		9,076,206

Cosmetics & Personal Care — 1.9%
Colgate-Palmolive Co.	15,423	1,027,480
The Estee Lauder Cos., Inc. Class A	17,547	1,545,189

		2,572,669

Foods — 1.0%
Mondelez International, Inc. Class A	31,048	1,392,192

Health Care – Products — 3.9%
Becton, Dickinson & Co.	7,795	1,201,131
C.R. Bard, Inc.	5,765	1,092,122
Johnson & Johnson	11,715	1,203,365
Medtronic PLC	14,026	1,078,880
Varian Medical Systems, Inc. (a)	4,303	347,682
Zimmer Biomet Holdings, Inc.	4,081	418,670

		5,341,850

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 1.3%
Aetna, Inc.	11,719	$1,267,059
Anthem, Inc.	3,666	511,187

		1,778,246

Pharmaceuticals — 6.3%
Allergan PLC (a)	3,705	1,157,813
AstraZeneca PLC Sponsored ADR (United Kingdom)	21,457	728,465
Bristol-Myers Squibb Co.	40,116	2,759,580
Cardinal Health, Inc.	16,620	1,483,667
Eli Lilly & Co.	19,144	1,613,073
Merck & Co., Inc.	19,340	1,021,539

		8,764,137

		42,021,513

Energy — 1.8%
Energy – Alternate Sources — 1.0%
First Solar, Inc. (a)	20,537	1,355,237

Oil & Gas — 0.8%
BP PLC Sponsored ADR (United Kingdom)	19,277	602,599
Chevron Corp.	5,919	532,473

		1,135,072

		2,490,309

Financial — 6.6%
Banks — 0.9%
Bank of America Corp.	73,239	1,232,613

Diversified Financial — 3.8%
The Goldman Sachs Group, Inc.	6,241	1,124,815
Intercontinental Exchange, Inc.	5,473	1,402,511
JP Morgan Chase & Co.	16,571	1,094,183
MasterCard, Inc. Class A	16,816	1,637,206

		5,258,715

Insurance — 0.8%
American International Group, Inc.	18,259	1,131,510

Real Estate Investment Trusts (REITS) — 1.1%
Public Storage	5,994	1,484,714

		9,107,552

Industrial — 3.4%
Aerospace & Defense — 1.2%
The Boeing Co.	11,465	1,657,724

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	4,942	507,099

Manufacturing — 1.9%
Danaher Corp.	13,955	1,296,140
Honeywell International, Inc.	12,858	1,331,703

		2,627,843

		4,792,666

	Number of Shares	Value
Technology — 19.5%
Computers — 7.2%
Amdocs Ltd.	11,986	$654,076
Apple, Inc.	69,745	7,341,359
IHS, Inc. Class A (a)	10,288	1,218,408
Jack Henry & Associates, Inc.	9,661	754,137

		9,967,980

Internet — 1.4%
Check Point Software Technologies Ltd. (a) (b)	23,699	1,928,625

Semiconductors — 1.8%
Broadcom Corp. Class A	8,626	498,755
Linear Technology Corp.	22,426	952,432
Maxim Integrated Products, Inc.	29,965	1,138,670

		2,589,857

Software — 9.1%
Activision Blizzard, Inc.	19,523	755,735
Fiserv, Inc. (a)	11,922	1,090,386
Intuit, Inc.	5,746	554,489
Microsoft Corp.	86,505	4,799,298
Oracle Corp.	105,906	3,868,746
Salesforce.com, Inc. (a)	19,853	1,556,475

		12,625,129

		27,111,591

TOTAL COMMON STOCK (Cost $116,330,695)		136,758,443

TOTAL EQUITIES (Cost $116,330,695)		136,758,443

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
State Street Navigator Securities Lending Prime Portfolio (c)	13,487	13,487

TOTAL MUTUAL FUNDS (Cost $13,487)		13,487

TOTAL LONG-TERM INVESTMENTS (Cost $116,344,182)		136,771,930

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$3,137,543	3,137,543

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $3,137,543)	$3,137,543

TOTAL INVESTMENTS — 100.8% (Cost $119,481,725) (e)	139,909,473

Other Assets/(Liabilities) — (0.8)%	(1,043,639)

NET ASSETS — 100.0%	$138,865,834

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $13,184 or 0.01% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,137,546. Collateralized by U.S. Government Agency obligations with a rate of 2.070%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $3,200,615.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 0.8%
Chemicals — 0.8%
Ashland, Inc.	27,900	$2,865,330
Ecolab, Inc.	45,900	5,250,042
PPG Industries, Inc.	800	79,056
The Sherwin-Williams Co.	19,400	5,036,240

		13,230,668

Communications — 29.6%
Internet — 25.9%
Akamai Technologies, Inc. (a)	15,800	831,554
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	423,937	34,453,360
Alphabet, Inc. Class A (a)	55,473	43,158,549
Alphabet, Inc. Class C (a)	79,502	60,332,478
Amazon.com, Inc. (a)	169,495	114,559,976
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	38,200	7,221,328
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	115,800	5,365,014
Facebook, Inc. Class A (a)	627,340	65,657,404
JD.com, Inc. ADR (Cayman Islands) (a)	45,900	1,480,963
LinkedIn Corp. Class A (a)	34,900	7,855,292
Netflix, Inc. (a)	116,200	13,290,956
The Priceline Group, Inc. (a)	27,600	35,188,620
Tencent Holdings Ltd.	703,200	13,736,050

		403,131,544

Media — 1.2%
FactSet Research Systems, Inc.	51,990	8,452,014
Time Warner, Inc.	1,300	84,071
The Walt Disney Co.	98,100	10,308,348

		18,844,433

Telecommunications — 2.5%
Cisco Systems, Inc.	801,787	21,772,526
QUALCOMM, Inc.	326,178	16,304,008
T-Mobile US, Inc. (a)	14,600	571,152

		38,647,686

		460,623,663

Consumer, Cyclical — 12.6%
Airlines — 1.2%
Alaska Air Group, Inc.	52,500	4,226,775
American Airlines Group, Inc.	338,900	14,352,415
Delta Air Lines, Inc.	17,400	882,006

		19,461,196

Apparel — 1.2%
Hanesbrands, Inc.	260,000	7,651,800

	Number of Shares	Value
Nike, Inc. Class B	162,600	$10,162,500
VF Corp.	9,400	585,150

		18,399,450

Auto Manufacturers — 0.3%
Ferrari NV (a)	6,700	321,600
Tesla Motors, Inc. (a)	17,350	4,164,173

		4,485,773

Automotive & Parts — 0.2%
BorgWarner, Inc.	6,400	276,672
Delphi Automotive PLC	25,700	2,203,261

		2,479,933

Leisure Time — 1.0%
Carnival Corp.	14,600	795,408
Norwegian Cruise Line Holdings Ltd. (a)	113,700	6,662,820
Royal Caribbean Cruises Ltd.	74,500	7,540,145

		14,998,373

Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	248,955	5,327,637
Las Vegas Sands Corp.	3,000	131,520
Marriott International, Inc. Class A	46,290	3,103,282
MGM Resorts International (a)	209,300	4,755,296

		13,317,735

Retail — 7.9%
AutoZone, Inc. (a)	8,900	6,602,999
CarMax, Inc. (a)	13,900	750,183
Chipotle Mexican Grill, Inc. (a)	5,000	2,399,250
Costco Wholesale Corp.	18,400	2,971,600
CVS Health Corp.	84,500	8,261,565
The Home Depot, Inc.	103,100	13,634,975
L Brands, Inc.	35,500	3,401,610
Lowe’s Cos., Inc.	301,092	22,895,035
O’Reilly Automotive, Inc. (a)	49,700	12,594,974
PVH Corp.	2,500	184,125
Ross Stores, Inc.	133,800	7,199,778
Starbucks Corp.	241,300	14,485,239
Tractor Supply Co.	82,900	7,087,950
Walgreens Boots Alliance, Inc.	121,200	10,320,786
Yum! Brands, Inc.	145,074	10,597,656

		123,387,725

		196,530,185

Consumer, Non-cyclical — 32.3%
Beverages — 3.6%
The Coca-Cola Co.	394,966	16,967,740
Constellation Brands, Inc. Class A	29,200	4,159,248
Molson Coors Brewing Co. Class B	3,500	328,720
Monster Beverage Corp. (a)	149,875	22,325,380

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SABMiller PLC Sponsored ADR (United Kingdom)	197,525	$11,837,673

		55,618,761

Biotechnology — 7.5%
Alexion Pharmaceuticals, Inc. (a)	146,900	28,021,175
Amgen, Inc.	66,753	10,836,015
Biogen, Inc. (a)	35,200	10,783,520
Celgene Corp. (a)	183,900	22,023,864
Gilead Sciences, Inc.	184,800	18,699,912
Incyte Corp. (a)	16,000	1,735,200
Regeneron Pharmaceuticals, Inc. (a)	23,700	12,866,019
Vertex Pharmaceuticals, Inc. (a)	86,800	10,922,044

		115,887,749

Commercial Services — 6.4%
Automatic Data Processing, Inc.	48,285	4,090,705
McKesson Corp.	121,400	23,943,722
PayPal Holdings, Inc. (a)	43,400	1,571,080
SEI Investments Co.	290,508	15,222,619
Visa, Inc. Class A	710,920	55,131,846

		99,959,972

Cosmetics & Personal Care — 1.1%
The Estee Lauder Cos., Inc. Class A	20,400	1,796,424
The Procter & Gamble Co.	198,162	15,736,045

		17,532,469

Foods — 1.1%
Danone SA Sponsored ADR (France)	1,270,858	17,296,377
The Kroger Co.	2,600	108,758

		17,405,135

Health Care – Products — 2.4%
Becton, Dickinson & Co.	57,500	8,860,175
Henry Schein, Inc. (a)	11,700	1,850,823
Hologic, Inc. (a)	25,300	978,857
Intuitive Surgical, Inc. (a)	14,700	8,028,552
Medtronic PLC	41,107	3,161,950
Stryker Corp.	43,900	4,080,066
Varian Medical Systems, Inc. (a)	136,892	11,060,874

		38,021,297

Health Care – Services — 3.1%
Aetna, Inc.	46,700	5,049,204
Anthem, Inc.	68,700	9,579,528
Cigna Corp.	1,100	160,963
Humana, Inc.	10,100	1,802,951
Thermo Fisher Scientific, Inc.	108,400	15,376,540
UnitedHealth Group, Inc.	134,400	15,810,816

		47,780,002

Pharmaceuticals — 7.1%
AbbVie, Inc.	9,700	574,628
Allergan PLC (a)	89,993	28,122,812

	Number of Shares	Value
AmerisourceBergen Corp.	39,200	$4,065,432
Baxalta, Inc.	17,500	683,025
Bristol-Myers Squibb Co.	179,500	12,347,805
Cardinal Health, Inc.	83,300	7,436,191
Eli Lilly & Co.	114,700	9,664,622
Merck & Co., Inc.	113,744	6,007,958
Novartis AG ADR (Switzerland)	140,689	12,104,882
Novo Nordisk A/S Sponsored ADR (Denmark)	295,077	17,138,072
Perrigo Co. PLC	700	101,290
Shire PLC Sponsored ADR (Ireland)	5,600	1,148,000
Valeant Pharmaceuticals International, Inc. (a)	94,400	9,595,760
Zoetis, Inc.	20,400	977,568

		109,968,045

		502,173,430

Energy — 0.9%
Oil & Gas — 0.2%
Cimarex Energy Co.	11,400	1,018,932
Concho Resources, Inc. (a)	7,300	677,878
Pioneer Natural Resources Co.	8,000	1,003,040

		2,699,850

Oil & Gas Services — 0.7%
Schlumberger Ltd.	159,724	11,140,749

		13,840,599

Financial — 6.5%
Banks — 0.5%
The Bank of New York Mellon Corp.	48,900	2,015,658
Northern Trust Corp.	18,100	1,304,829
State Street Corp.	74,500	4,943,820

		8,264,307

Diversified Financial — 4.6%
American Express Co.	66,586	4,631,056
Ameriprise Financial, Inc.	37,900	4,033,318
Citigroup, Inc.	17,700	915,975
Greenhill & Co., Inc.	48,677	1,392,649
Intercontinental Exchange, Inc.	44,280	11,347,193
MasterCard, Inc. Class A	293,100	28,536,216
Morgan Stanley	364,800	11,604,288
TD Ameritrade Holding Corp.	259,200	8,996,832

		71,457,527

Insurance — 0.3%
Marsh & McLennan Cos., Inc.	65,000	3,604,250

Real Estate Investment Trusts (REITS) — 1.1%
American Tower Corp.	179,200	17,373,440

		100,699,524

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.3%
Aerospace & Defense — 1.3%
The Boeing Co.	119,400	$17,264,046
Lockheed Martin Corp.	7,400	1,606,910
Northrop Grumman Corp.	1,100	207,691
Rockwell Collins, Inc.	5,400	498,420

		19,577,067

Airlines — 0.4%
United Continental Holdings, Inc. (a)	99,600	5,707,080

Machinery – Diversified — 0.7%
Flowserve Corp.	3,100	130,448
Roper Technologies, Inc.	38,600	7,325,894
Wabtec Corp.	51,600	3,669,792

		11,126,134

Manufacturing — 2.3%
Danaher Corp.	360,000	33,436,800
Textron, Inc.	62,900	2,642,429

		36,079,229

Transportation — 2.6%
Canadian Pacific Railway Ltd.	38,100	4,861,560
Expeditors International of Washington, Inc.	298,694	13,471,099
FedEx Corp.	45,200	6,734,348
J.B. Hunt Transport Services, Inc.	34,700	2,545,592
Union Pacific Corp.	10,000	782,000
United Parcel Service, Inc. Class B	124,600	11,990,258

		40,384,857

		112,874,367

Technology — 9.9%
Computers — 1.2%
Apple, Inc.	144,600	15,220,596
Cognizant Technology Solutions Corp. Class A (a)	31,700	1,902,634
IHS, Inc. Class A (a)	12,600	1,492,218

		18,615,448

Semiconductors — 0.8%
Analog Devices, Inc.	32,714	1,809,738
ARM Holdings PLC Sponsored ADR (United Kingdom)	215,261	9,738,408
Avago Technologies Ltd.	1,500	217,725

		11,765,871

Software — 7.9%
Autodesk, Inc. (a)	204,414	12,454,945
Cerner Corp. (a)	122,800	7,388,876
Electronic Arts, Inc. (a)	48,900	3,360,408
First Data Corp. Class A (a)	54,700	876,294
Fiserv, Inc. (a)	106,400	9,731,344
Microsoft Corp.	739,115	41,006,100

	Number of Shares	Value
Oracle Corp.	504,663	$18,435,340
Red Hat, Inc. (a)	82,190	6,806,154
Salesforce.com, Inc. (a)	217,300	17,036,320
Servicenow, Inc. (a)	76,300	6,604,528

		123,700,309

		154,081,628

TOTAL COMMON STOCK (Cost $1,223,263,629)		1,554,054,064

TOTAL EQUITIES (Cost $1,223,263,629)		1,554,054,064

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,041	1,041

TOTAL MUTUAL FUNDS (Cost $1,041)		1,041

TOTAL LONG-TERM INVESTMENTS (Cost $1,223,264,670)		1,554,055,105

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$4,750,826	4,750,826

Time Deposit — 0.2%
Euro Time Deposit 0.010% 1/04/16	4,085,302	4,085,302

TOTAL SHORT-TERM INVESTMENTS (Cost $8,836,128)		8,836,128

TOTAL INVESTMENTS — 100.4% (Cost $1,232,100,798) (c)		1,562,891,233

Other Assets/(Liabilities) — (0.4)%		(6,961,184)

NET ASSETS — 100.0%		$1,555,930,049

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Maturity value of $4,750,832. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 1/30/23, and an aggregate market value, including accrued interest, of $4,848,065.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Basic Materials — 1.3%
Chemicals — 1.3%
Monsanto Co.	137,000	$13,497,240

Communications — 37.8%
Advertising — 0.1%
Nielsen Holdings PLC	26,127	1,217,518

Internet — 33.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	322,000	26,168,940
Alphabet, Inc. Class A (a)	57,284	44,567,525
Alphabet, Inc. Class C (a)	34,854	26,450,004
Amazon.com, Inc. (a)	28,400	19,195,276
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	221,921	41,951,946
eBay, Inc. (a)	626,427	17,214,214
Equinix, Inc.	75,299	22,770,418
Facebook, Inc. Class A (a)	498,731	52,197,186
Liberty Interactive Corp. QVC Group (a)	846,776	23,133,920
LinkedIn Corp. Class A (a)	105,000	23,633,400
Netflix, Inc. (a)	125,000	14,297,500
The Priceline Group, Inc. (a)	15,000	19,124,250
TripAdvisor, Inc. (a)	182,924	15,594,271
Yelp, Inc. (a)	98,180	2,827,584

		349,126,434

Media — 0.9%
Discovery Communications, Inc. Series A (a)	134,568	3,590,274
Discovery Communications, Inc. Series C (a)	241,167	6,082,232

		9,672,506

Telecommunications — 3.4%
Palo Alto Networks, Inc. (a)	59,000	10,392,260
QUALCOMM, Inc.	501,581	25,071,526

		35,463,786

		395,480,244

Consumer, Cyclical — 6.0%
Apparel — 1.1%
Nike, Inc. Class B	37,357	2,334,812
Under Armour, Inc. Class A (a) (b)	117,500	9,471,675

		11,806,487

Retail — 4.9%
Chipotle Mexican Grill, Inc. (a)	26,400	12,668,040
L Brands, Inc.	162,393	15,560,497

	Number of Shares	Value
Walgreens Boots Alliance, Inc.	272,849	$23,234,457

		51,462,994

		63,269,481

Consumer, Non-cyclical — 30.5%
Biotechnology — 12.0%
Alexion Pharmaceuticals, Inc. (a)	100,500	19,170,375
Biogen, Inc. (a)	99,440	30,463,444
Celgene Corp. (a)	245,904	29,449,463
Illumina, Inc. (a)	75,000	14,395,875
Incyte Corp. (a)	74,000	8,025,300
Regeneron Pharmaceuticals, Inc. (a)	45,000	24,429,150

		125,933,607

Commercial Services — 9.0%
PayPal Holdings, Inc. (a)	524,064	18,971,117
Visa, Inc. Class A	976,065	75,693,840

		94,664,957

Health Care – Products — 1.0%
Edwards Lifesciences Corp. (a)	125,000	9,872,500

Pharmaceuticals — 8.5%
Allergan PLC (a)	92,734	28,979,375
BioMarin Pharmaceutical, Inc. (a)	140,000	14,666,400
DENTSPLY International, Inc.	95,592	5,816,773
Novo Nordisk A/S Sponsored ADR (Denmark)	298,778	17,353,026
Sirona Dental Systems, Inc. (a)	52,327	5,733,470
Valeant Pharmaceuticals International, Inc. (a)	166,612	16,936,110

		89,485,154

		319,956,218

Energy — 1.5%
Oil & Gas Services — 1.5%
FMC Technologies, Inc. (a)	233,000	6,759,330
Schlumberger Ltd.	134,500	9,381,375

		16,140,705

Financial — 8.0%
Diversified Financial — 5.8%
The Charles Schwab Corp.	425,000	13,995,250
Intercontinental Exchange, Inc.	67,303	17,247,067
LendingClub Corp. (a) (b)	727,000	8,033,350
MasterCard, Inc. Class A	225,164	21,921,967

		61,197,634

Real Estate Investment Trusts (REITS) — 2.2%
Crown Castle International Corp.	259,798	22,459,537

		83,657,171

Industrial — 0.9%
Electrical Components & Equipment — 0.9%
Mobileye NV (a) (b)	210,000	8,878,800

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 13.7%
Software — 13.7%
Adobe Systems, Inc. (a)	215,000	$20,197,100
Athenahealth, Inc. (a) (b)	68,000	10,945,960
Cerner Corp. (a)	170,000	10,228,900
Electronic Arts, Inc. (a)	283,975	19,514,762
Intuit, Inc.	103,955	10,031,658
Microsoft Corp.	411,063	22,805,775
Salesforce.com, Inc. (a)	472,000	37,004,800
Splunk, Inc. (a)	209,000	12,291,290

		143,020,245

TOTAL COMMON STOCK (Cost $806,722,500)		1,043,900,104

TOTAL EQUITIES (Cost $806,722,500)		1,043,900,104

MUTUAL FUNDS — 2.6%
Diversified Financial — 2.6%
State Street Naviagtor Securities Lending Prime Portfolio (c)	27,590,617	27,590,617

TOTAL MUTUAL FUNDS (Cost $27,590,617)		27,590,617

TOTAL LONG-TERM INVESTMENTS (Cost $834,313,117)		1,071,490,721

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$16,694,718	16,694,718

TOTAL SHORT-TERM INVESTMENTS (Cost $16,694,718)		16,694,718

TOTAL INVESTMENTS — 103.9% (Cost $851,007,835) (e)		1,088,185,439

Other Assets/(Liabilities) — (3.9)%		(40,552,704)

NET ASSETS — 100.0%		$1,047,632,735

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $26,879,866 or 2.57% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $16,694,737. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.120%, maturity dates ranging from 11/07/22 – 1/30/23, and an aggregate market value, including accrued interest, of $17,033,899.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.2%
Chemicals — 1.8%
Albemarle Corp.	18,015	$1,009,020
Celanese Corp. Series A	9,980	671,954
The Mosaic Co.	6,660	183,749

		1,864,723

Forest Products & Paper — 0.4%
International Paper Co.	10,370	390,949

Iron & Steel — 1.0%
Nucor Corp.	25,175	1,014,552

		3,270,224

Communications — 4.9%
Media — 1.3%
CBS Corp. Class B	8,410	396,364
Markit, Ltd. (a)	8,695	262,328
TEGNA, Inc.	28,835	735,869

		1,394,561

Telecommunications — 3.6%
CenturyLink, Inc.	23,453	590,077
Harris Corp.	11,890	1,033,241
Level 3 Communications, Inc. (a)	27,250	1,481,310
SBA Communications Corp. Class A (a)	5,850	614,660

		3,719,288

		5,113,849

Consumer, Cyclical — 8.5%
Airlines — 0.4%
American Airlines Group, Inc.	8,755	370,774

Apparel — 0.3%
Ralph Lauren Corp.	3,058	340,906

Auto Manufacturers — 0.5%
Honda Motor Co. Ltd. Sponsored ADR (Japan)	10,134	323,578
Oshkosh Corp.	6,244	243,766

		567,344

Automotive & Parts — 1.2%
Allison Transmission Holdings, Inc.	46,175	1,195,471

Home Builders — 0.9%
PulteGroup, Inc.	21,462	382,453
Thor Industries, Inc.	6,212	348,804
Toll Brothers, Inc. (a)	6,314	210,256

		941,513

Housewares — 0.4%
Newell Rubbermaid, Inc.	9,460	416,997

	Number of Shares	Value
Leisure Time — 0.2%
Carnival Corp.	4,580	$249,518

Lodging — 1.3%
MGM Resorts International (a)	58,295	1,324,463

Retail — 2.9%
Advance Auto Parts, Inc.	3,622	545,147
American Eagle Outfitters, Inc.	67,400	1,044,700
CST Brands, Inc.	12,910	505,297
Lowe’s Cos., Inc.	1,803	137,100
PVH Corp.	8,370	616,451
Target Corp.	2,793	202,800

		3,051,495

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	14,172	385,053

		8,843,534

Consumer, Non-cyclical — 16.0%
Commercial Services — 2.5%
The ADT Corp.	12,700	418,846
AerCap Holdings NV (a)	10,840	467,854
CoreLogic, Inc. (a)	5,550	187,923
Global Payments, Inc.	7,115	458,989
ServiceMaster Global Holdings, Inc. (a)	28,385	1,113,827

		2,647,439

Foods — 5.0%
ConAgra Foods, Inc.	17,125	721,990
General Mills, Inc.	6,910	398,431
The J.M. Smucker Co.	4,331	534,185
Kellogg Co.	7,360	531,907
Mondelez International, Inc. Class A	10,127	454,095
Pinnacle Foods, Inc.	19,845	842,619
Sysco Corp.	40,730	1,669,930

		5,153,157

Health Care – Products — 4.5%
Baxter International, Inc.	20,943	798,975
Becton, Dickinson & Co.	2,204	339,614
Boston Scientific Corp. (a)	86,238	1,590,229
Globus Medical, Inc. Class A (a)	34,100	948,662
Zimmer Biomet Holdings, Inc.	9,911	1,016,770

		4,694,250

Health Care – Services — 2.8%
Amsurg Corp. (a)	11,060	840,560
Centene Corp. (a)	7,835	515,621
LifePoint Health, Inc. (a)	11,082	813,419
Quest Diagnostics, Inc.	10,066	716,095

		2,885,695

Pharmaceuticals — 1.2%
DENTSPLY International, Inc.	4,640	282,344

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VCA, Inc. (a)	17,410	$957,550

		1,239,894

		16,620,435

Energy — 9.2%
Oil & Gas — 7.9%
Anadarko Petroleum Corp.	7,061	343,023
Cimarex Energy Co.	4,961	443,414
Devon Energy Corp.	22,238	711,616
EQT Corp.	14,537	757,814
Helmerich & Payne, Inc.	8,759	469,045
Hess Corp.	18,965	919,423
Imperial Oil Ltd.	29,993	977,151
Newfield Exploration Co. (a)	24,180	787,301
Noble Energy, Inc.	22,875	753,274
Occidental Petroleum Corp.	10,194	689,216
Precision Drilling Corp.	153,635	605,322
Valero Energy Corp.	5,580	394,562
WPX Energy, Inc. (a)	64,455	369,972

		8,221,133

Oil & Gas Services — 1.3%
Cameron International Corp. (a)	13,725	867,420
FMC Technologies, Inc. (a)	15,094	437,877

		1,305,297

		9,526,430

Financial — 27.9%
Banks — 8.2%
Bank of Hawaii Corp.	6,177	388,533
BB&T Corp.	11,555	436,895
BOK Financial Corp.	4,551	272,104
Comerica, Inc.	6,574	274,990
Commerce Bancshares, Inc.	13,335	567,271
Cullen/Frost Bankers, Inc.	4,160	249,600
M&T Bank Corp.	5,037	610,384
Northern Trust Corp.	21,963	1,583,313
PNC Financial Services Group, Inc.	5,185	494,182
State Street Corp.	6,204	411,697
SunTrust Banks, Inc.	39,443	1,689,738
Webster Financial Corp.	23,390	869,874
Westamerica Bancorp.	12,705	593,959

		8,442,540

Diversified Financial — 4.7%
E*TRADE Financial Corp. (a)	66,995	1,985,732
Franklin Resources, Inc.	9,756	359,216
Invesco Ltd.	32,525	1,088,937
LPL Financial Holdings, Inc.	6,142	261,956
Synchrony Financial (a)	29,030	882,802
T. Rowe Price Group, Inc.	4,406	314,985

		4,893,628

Diversified Financial Services — 0.9%
Voya Financial, Inc.	26,160	965,566

	Number of Shares	Value
Insurance — 5.1%
ACE Ltd.	6,727	$786,050
Aflac, Inc.	4,332	259,487
The Allstate Corp.	4,003	248,546
Brown & Brown, Inc.	11,691	375,281
Endurance Specialty Holdings Ltd.	8,220	525,998
The Hartford Financial Services Group, Inc.	3,535	153,631
MetLife, Inc.	5,704	274,990
ProAssurance Corp.	5,483	266,090
Reinsurance Group of America, Inc.	6,176	528,357
RenaissanceRe Holdings Ltd.	4,130	467,475
Torchmark Corp.	3,944	225,439
The Travelers Cos., Inc.	1,485	167,597
Unum Group	14,714	489,829
XL Group PLC	13,475	527,950

		5,296,720

Real Estate — 0.9%
CBRE Group, Inc. (a)	27,415	948,011

Real Estate Investment Trusts (REITS) — 7.7%
Alexandria Real Estate Equities, Inc.	11,495	1,038,688
Boston Properties, Inc.	1,110	141,569
Corrections Corporation of America	20,796	550,886
DuPont Fabros Technology, Inc.	28,375	902,041
Empire State Realty Trust, Inc. Class A	11,966	216,226
EPR Properties	9,950	581,578
Host Hotels & Resorts, Inc.	18,115	277,884
Liberty Property Trust	37,255	1,156,768
Piedmont Office Realty Trust, Inc. Class A	29,920	564,890
SL Green Realty Corp.	9,005	1,017,385
Sunstone Hotel Investors, Inc.	51,015	637,177
Weyerhaeuser Co.	29,141	873,647

		7,958,739

Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	35,914	451,080

		28,956,284

Industrial — 12.0%
Electrical Components & Equipment — 0.7%
Emerson Electric Co.	13,866	663,211
Hubbell, Inc.	477	48,196

		711,407

Electronics — 2.9%
Keysight Technologies, Inc. (a)	19,219	544,474
Koninklijke Philips Electronics NV	21,574	548,528
TE Connectivity Ltd.	8,208	530,319
Tyco International PLC	27,104	864,347
Waters Corp. (a)	4,200	565,236

		3,052,904

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.0%
KBR, Inc.	62,075	$1,050,309

Environmental Controls — 1.6%
Clean Harbors, Inc. (a)	10,387	432,618
Republic Services, Inc.	28,715	1,263,173

		1,695,791

Hand & Machine Tools — 0.7%
Stanley Black & Decker, Inc.	6,500	693,745

Machinery – Diversified — 0.3%
Rockwell Automation, Inc.	2,550	261,655

Manufacturing — 2.0%
ITT Corp.	23,470	852,430
Parker Hannifin Corp.	3,536	342,921
Textron, Inc.	6,808	286,004
Trinity Industries, Inc.	22,625	543,453

		2,024,808

Packaging & Containers — 2.1%
Bemis Co., Inc.	5,345	238,868
Berry Plastics Group, Inc. (a)	22,915	829,065
Crown Holdings, Inc. (a)	6,675	338,422
Sonoco Products Co.	11,388	465,428
WestRock Co.	7,556	344,705

		2,216,488

Transportation — 0.7%
CSX Corp.	6,324	164,108
Heartland Express, Inc.	34,288	583,582

		747,690

		12,454,797

Technology — 7.0%
Computers — 1.3%
SanDisk Corp.	8,130	617,799
Western Digital Corp.	12,493	750,204

		1,368,003

Semiconductors — 5.3%
Applied Materials, Inc.	47,736	891,231
Cirrus Logic, Inc. (a)	21,000	620,130
Integrated Device Technology, Inc. (a)	16,455	433,589
Lam Research Corp.	11,382	903,959
Maxim Integrated Products, Inc.	14,256	541,728
Mellanox Technologies Ltd. (a)	9,410	396,537
Microchip Technology, Inc.	11,496	535,024
Skyworks Solutions, Inc.	7,620	585,445
Teradyne, Inc.	24,581	508,089

		5,415,732

Software — 0.4%
Activision Blizzard, Inc.	10,755	416,326

		7,200,061

	Number of Shares	Value
Utilities — 9.8%
Electric — 8.2%
Ameren Corp.	26,305	$1,137,165
Consolidated Edison, Inc.	4,034	259,265
DTE Energy Co.	16,020	1,284,644
Edison International	13,347	790,276
Exelon Corp.	33,490	930,017
Great Plains Energy, Inc.	15,686	428,385
NorthWestern Corp.	5,229	283,673
NRG Energy, Inc.	27,595	324,793
PG&E Corp.	30,365	1,615,114
Westar Energy, Inc.	18,079	766,731
Xcel Energy, Inc.	18,991	681,967

		8,502,030

Gas — 1.6%
Atmos Energy Corp.	6,773	426,970
Energen Corp.	16,085	659,324
The Laclede Group, Inc.	9,012	535,403

		1,621,697

		10,123,727

TOTAL COMMON STOCK (Cost $104,853,707)		102,109,341

TOTAL EQUITIES (Cost $104,853,707)		102,109,341

MUTUAL FUNDS — 0.5%
Diversified Financial — 0.5%
iShares Russell Mid-Cap Value ETF	7,808	536,254

TOTAL MUTUAL FUNDS (Cost $553,786)		536,254

TOTAL LONG-TERM INVESTMENTS (Cost $105,407,493)		102,645,595

	Principal Amount

SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$1,896,886	1,896,886

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	7,456	7,456

TOTAL SHORT-TERM INVESTMENTS (Cost $1,904,342)		1,904,342

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.8% (Cost $107,311,835) (c)	$104,549,937

Other Assets/(Liabilities) — (0.8)%	(852,822)

NET ASSETS — 100.0%	$103,697,115

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Maturity value of $1,896,889. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $1,940,539.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.1%

COMMON STOCK — 96.1%
Basic Materials — 3.2%
Chemicals — 2.2%
PolyOne Corp.	83,520	$2,652,563
Sensient Technologies Corp.	22,380	1,405,912

		4,058,475

Forest Products & Paper — 0.6%
Deltic Timber Corp.	20,060	1,180,932

Mining — 0.4%
Luxfer Holdings PLC ADR (United Kingdom)	65,882	648,279

		5,887,686

Consumer, Cyclical — 14.8%
Apparel — 0.6%
Ascena Retail Group, Inc. (a)	103,000	1,014,550

Auto Manufacturers — 1.0%
Oshkosh Corp.	46,653	1,821,333

Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	109,879	2,081,108
Horizon Global Corp. (a)	14,800	153,476

		2,234,584

Distribution & Wholesale — 1.6%
Essendant, Inc.	51,860	1,685,969
ScanSource, Inc. (a)	39,400	1,269,468

		2,955,437

Home Furnishing — 3.4%
Tempur Sealy International, Inc. (a)	51,154	3,604,311
Whirlpool Corp.	17,653	2,592,696

		6,197,007

Office Furnishings — 0.5%
Steelcase, Inc. Class A	54,760	815,924

Retail — 4.5%
The Cato Corp. Class A	35,480	1,306,374
CST Brands, Inc.	38,260	1,497,496
DSW, Inc. Class A	34,700	827,942
Fred’s, Inc. Class A	77,410	1,267,202
The Men’s Wearhouse, Inc.	48,206	707,664
Stage Stores, Inc.	85,680	780,545
Vitamin Shoppe, Inc. (a)	58,802	1,922,825

		8,310,048

Storage & Warehousing — 1.1%
Mobile Mini, Inc.	65,871	2,050,564

	Number of Shares	Value
Textiles — 0.9%
G&K Services, Inc. Class A	26,980	$1,697,042

		27,096,489

Consumer, Non-cyclical — 12.3%
Beverages — 0.6%
C&C Group PLC	291,559	1,180,771

Biotechnology — 1.0%
Charles River Laboratories International, Inc. (a)	22,680	1,823,245

Commercial Services — 1.9%
Forrester Research, Inc.	32,940	938,131
FTI Consulting, Inc. (a)	45,490	1,576,684
Huron Consulting Group, Inc. (a)	15,920	945,648

		3,460,463

Foods — 1.5%
Cranswick PLC	45,472	1,283,376
Post Holdings, Inc. (a)	23,220	1,432,674

		2,716,050

Health Care – Products — 3.0%
Haemonetics Corp. (a)	100,335	3,234,800
ICU Medical, Inc. (a)	7,070	797,355
STERIS PLC	19,190	1,445,775

		5,477,930

Health Care – Services — 1.6%
Amsurg Corp. (a)	10,030	762,280
HealthSouth Corp.	59,688	2,077,739

		2,840,019

Household Products — 2.3%
Acco Brands Corp. (a)	140,100	998,913
Helen of Troy Ltd. (a)	15,270	1,439,197
The Scotts Miracle-Gro Co. Class A	28,417	1,833,181

		4,271,291

Pharmaceuticals — 0.4%
Phibro Animal Health Corp. Class A	23,550	709,562

		22,479,331

Diversified — 2.0%
Holding Company – Diversified — 2.0%
Primoris Services Corp.	167,200	3,683,416

Energy — 3.9%
Oil & Gas — 2.1%
Diamondback Energy, Inc. (a)	16,980	1,135,962
Memorial Resource Development Corp. (a)	84,100	1,358,215
RSP Permian, Inc. (a)	57,868	1,411,400

		3,905,577

Oil & Gas Services — 1.8%
Flotek Industries, Inc. (a)	87,000	995,280

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc. (a)	22,720	$1,194,163
Thermon Group Holdings, Inc. (a)	63,440	1,073,405

		3,262,848

		7,168,425

Financial — 16.2%
Banks — 8.4%
First Midwest Bancorp, Inc.	72,230	1,331,199
Great Western Bancorp, Inc.	45,970	1,334,049
Hancock Holding Co.	44,920	1,130,636
Hanmi Financial Corp.	36,584	867,773
International Bancshares Corp.	49,580	1,274,206
MB Financial, Inc.	42,520	1,376,372
Northwest Bancshares, Inc.	100,150	1,341,009
Prosperity Bancshares, Inc.	48,358	2,314,414
Texas Capital Bancshares, Inc. (a)	57,336	2,833,545
Webster Financial Corp.	43,440	1,615,534

		15,418,737

Insurance — 3.8%
Alleghany Corp. (a)	3,688	1,762,606
Assured Guaranty Ltd.	28,800	761,184
Primerica, Inc.	30,580	1,444,293
Reinsurance Group of America, Inc.	18,290	1,564,710
White Mountains Insurance Group Ltd.	1,920	1,395,475

		6,928,268

Investment Companies — 0.9%
Ares Capital Corp.	55,940	797,145
Solar Capital Ltd.	47,600	782,068

		1,579,213

Real Estate Investment Trusts (REITS) — 2.5%
DiamondRock Hospitality Co.	68,364	659,713
Education Realty Trust, Inc.	29,653	1,123,256
Kite Realty Group Trust	30,955	802,663
Mid-America Apartment Communities, Inc.	12,670	1,150,563
Summit Hotel Properties, Inc.	72,190	862,670

		4,598,865

Savings & Loans — 0.6%
First Niagara Financial Group, Inc.	103,630	1,124,385

		29,649,468

Industrial — 29.0%
Aerospace & Defense — 1.0%
Cubic Corp.	37,060	1,751,085

Building Materials — 5.5%
Comfort Systems USA, Inc.	84,613	2,404,702
Gibraltar Industries, Inc. (a)	67,628	1,720,456
Simpson Manufacturing Co., Inc.	75,709	2,585,462
Trex Co., Inc. (a)	52,921	2,013,115
Tyman PLC	311,410	1,385,590

		10,109,325

	Number of Shares	Value
Electrical Components & Equipment — 1.9%
Belden, Inc.	38,440	$1,832,819
Encore Wire Corp.	46,200	1,713,558

		3,546,377

Electronics — 7.2%
Coherent, Inc. (a)	14,530	946,048
CTS Corp.	48,980	864,007
Faro Technologies, Inc. (a)	54,993	1,623,393
II-VI, Inc. (a)	152,828	2,836,488
Keysight Technologies, Inc. (a)	29,050	822,987
Park Electrochemical Corp.	44,970	677,248
Plexus Corp. (a)	65,182	2,276,156
Vishay Intertechnology, Inc.	255,097	3,073,919

		13,120,246

Engineering & Construction — 1.7%
Mistras Group, Inc. (a)	60,000	1,145,400
Tutor Perini Corp. (a)	118,600	1,985,364

		3,130,764

Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	20,550	855,908

Machinery – Construction & Mining — 1.8%
Babcock & Wilcox Enterprises, Inc. (a)	55,840	1,165,381
Terex Corp.	112,122	2,072,014

		3,237,395

Machinery – Diversified — 0.8%
Albany International Corp. Class A	42,520	1,554,106

Manufacturing — 4.8%
AptarGroup, Inc.	10,140	736,671
Barnes Group, Inc.	77,890	2,756,527
Carlisle Cos., Inc.	12,820	1,137,006
ESCO Technologies, Inc.	27,130	980,478
Matthews International Corp. Class A	27,890	1,490,721
Trimas Corp. (a)	90,100	1,680,365

		8,781,768

Metal Fabricate & Hardware — 1.3%
Circor International, Inc.	18,170	765,865
Mueller Industries, Inc.	62,360	1,689,956

		2,455,821

Packaging & Containers — 0.4%
Greif, Inc. Class A	25,290	779,185

Transportation — 1.4%
Dorian LPG Ltd. (a)	66,180	778,938
Era Group, Inc. (a)	40,340	449,791
Forward Air Corp.	1,000	43,010
Scorpio Tankers, Inc.	152,790	1,225,376

		2,497,115

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Trucking & Leasing — 0.7%
GATX Corp.	27,940	$1,188,847

		53,007,942

Technology — 11.5%
Computers — 2.3%
Diebold, Inc.	44,030	1,324,863
Mentor Graphics Corp.	72,180	1,329,556
Mercury Computer Systems, Inc. (a)	81,987	1,505,281

		4,159,700

Semiconductors — 7.4%
Brooks Automation, Inc.	200,861	2,145,195
Diodes, Inc. (a)	118,708	2,727,910
Fairchild Semiconductor International, Inc. (a)	183,936	3,809,315
Maxim Integrated Products, Inc.	39,290	1,493,020
Photronics, Inc. (a)	198,728	2,474,164
Xcerra Corp. (a)	138,330	836,896

		13,486,500

Software — 1.8%
Allscripts Healthcare Solutions, Inc. (a)	114,110	1,755,012
MedAssets, Inc. (a)	52,260	1,616,924

		3,371,936

		21,018,136

Utilities — 3.2%
Electric — 0.4%
Westar Energy, Inc.	17,940	760,835

Gas — 2.8%
Atmos Energy Corp.	13,380	843,475
The Laclede Group, Inc.	17,050	1,012,941
New Jersey Resources Corp.	16,990	559,990
UGI Corp.	45,325	1,530,172
WGL Holdings, Inc.	17,240	1,085,948

		5,032,526

		5,793,361

TOTAL COMMON STOCK (Cost $153,082,756)		175,784,254

TOTAL EQUITIES (Cost $153,082,756)		175,784,254

TOTAL LONG-TERM INVESTMENTS (Cost $153,082,756)		175,784,254

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.3%
Repurchase Agreement — 4.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (b)	$7,931,290	$7,931,290

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	21,257	21,257

TOTAL SHORT-TERM INVESTMENTS (Cost $7,952,547)		7,952,547

TOTAL INVESTMENTS — 100.4% (Cost $161,035,303) (c)		183,736,801

Other Assets/(Liabilities) — (0.4)%		(788,928)

NET ASSETS — 100.0%		$182,947,873

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,931,299. Collateralized by U.S. Government Agency obligations with rates ranging from 2.120% – 4.000%, maturity dates ranging from 12/15/17 – 11/07/22, and an aggregate market value, including accrued interest, of $8,094,110.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.6%
Chemicals — 1.0%
American Vanguard Corp.	24,100	$337,641
Innospec, Inc.	17,640	958,029
Minerals Technologies, Inc.	15,400	706,244
Olin Corp.	59,105	1,020,152

		3,022,066

Forest Products & Paper — 1.0%
Clearwater Paper Corp. (a)	14,300	651,079
KapStone Paper and Packaging Corp.	48,085	1,086,240
Mercer International, Inc.	48,900	442,545
Wausau Paper Corp.	59,600	609,708
Xerium Technologies, Inc. (a)	23,400	277,290

		3,066,862

Iron & Steel — 0.4%
Carpenter Technology Corp.	17,700	535,779
Olympic Steel, Inc.	5,500	63,690
Reliance Steel & Aluminum Co.	5,900	341,669
Schnitzer Steel Industries, Inc. Class A	10,000	143,700

		1,084,838

Mining — 0.2%
Gold Resource Corp. (b)	91,600	152,056
Stillwater Mining Co. (a)	48,000	411,360

		563,416

		7,737,182

Communications — 6.2%
Internet — 1.8%
Cogent Communications Group, Inc.	18,235	632,572
DHI Group, Inc. (a)	79,100	725,347
FireEye, Inc. (a)	22,445	465,509
Marketo, Inc. (a)	36,995	1,062,127
New Media Investment Group, Inc.	35,600	692,776
PC-Tel, Inc.	11,700	53,235
Q2 Holdings, Inc. (a)	28,100	740,997
Safeguard Scientifics, Inc. (a)	22,400	325,024
Sohu.com, Inc. (a)	2,600	148,694
TechTarget, Inc. (a)	5,400	43,362
United Online, Inc. (a)	24,300	286,497
Web.com Group, Inc. (a)	12,300	246,123

		5,422,263

Media — 1.7%
Cable One, Inc.	860	372,948
Demand Media, Inc. (a)	34,600	190,300
Houghton Mifflin Harcourt Co. (a)	73,575	1,602,463
Scholastic Corp.	10,300	397,168

	Number of Shares	Value
Sinclair Broadcast Group, Inc. Class A (b)	42,360	$1,378,394
Starz Class A (a)	38,150	1,278,025

		5,219,298

Telecommunications — 2.7%
Ciena Corp. (a)	47,475	982,258
EarthLink Holdings Corp.	168,800	1,254,184
Extreme Networks, Inc. (a)	81,200	331,296
General Communication, Inc. Class A (a)	11,100	219,558
Harmonic, Inc. (a)	43,400	176,638
Inteliquent, Inc.	4,600	81,742
Ixia (a)	53,800	668,734
NETGEAR, Inc. (a)	14,600	611,886
NeuStar, Inc. Class A (a) (b)	50,800	1,217,676
Polycom, Inc. (a)	103,900	1,308,101
Sonus Networks, Inc. (a)	17,760	126,629
Spok Holdings, Inc.	20,100	368,232
ViaSat, Inc. (a) (b)	14,800	902,948

		8,249,882

		18,891,443

Consumer, Cyclical — 8.5%
Apparel — 0.8%
Ascena Retail Group, Inc. (a)	80,745	795,338
Crocs, Inc. (a)	19,400	198,656
Deckers Outdoor Corp. (a)	16,085	759,212
Delta Apparel, Inc. (a)	2,800	39,312
Perry Ellis International, Inc. (a)	11,000	202,620
Steven Madden Ltd. (a)	16,000	483,520

		2,478,658

Automotive & Parts — 1.5%
American Axle & Manufacturing Holdings, Inc. (a)	21,300	403,422
China Automotive Systems, Inc. (a)	18,700	85,646
Commercial Vehicle Group, Inc. (a)	12,800	35,328
Cooper Tire & Rubber Co.	15,800	598,030
Dorman Products, Inc. (a) (b)	13,900	659,833
Meritor, Inc. (a)	70,200	586,170
Tenneco, Inc. (a)	30,450	1,397,960
Tower International, Inc.	28,700	819,959

		4,586,348

Distribution & Wholesale — 1.2%
Beacon Roofing Supply, Inc. (a)	19,700	811,246
MRC Global, Inc. (a)	28,600	368,940
Owens & Minor, Inc.	36,240	1,303,915
Pool Corp.	11,700	945,126
Tech Data Corp. (a)	4,000	265,520

		3,694,747

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.5%
Carmike Cinemas, Inc. (a)	28,910	$663,196
Isle of Capri Casinos, Inc. (a)	65,100	906,843

		1,570,039

Home Builders — 0.8%
Cavco Industries, Inc. (a)	7,100	591,501
Meritage Home Corp. (a)	11,800	401,082
TRI Pointe Group, Inc. (a)	106,585	1,350,432

		2,343,015

Home Furnishing — 0.4%
Ethan Allen Interiors, Inc. (b)	20,300	564,746
La-Z-Boy, Inc.	29,560	721,855

		1,286,601

Leisure Time — 0.3%
Diamond Resorts International, Inc. (a) (b)	23,540	600,505
Interval Leisure Group, Inc.	19,600	305,956

		906,461

Lodging — 0.2%
Boyd Gaming Corp. (a)	28,700	570,269
Caesars Entertainment Corp. (a) (b)	6,200	48,918

		619,187

Retail — 1.9%
Big Lots, Inc.	33,930	1,307,662
Build-A-Bear Workshop, Inc. (a)	2,200	26,928
DineEquity, Inc.	8,900	753,563
Express, Inc. (a)	25,200	435,456
Fred’s, Inc. Class A	26,000	425,620
Party City Holdco, Inc. (a) (b)	16,800	216,888
Pier 1 Imports, Inc. (b)	66,200	336,958
PriceSmart, Inc.	9,100	755,209
Red Robin Gourmet Burgers, Inc. (a)	4,500	277,830
Sears Hometown & Outlet Stores, Inc. (a)	13,900	111,200
Sportsman’s Warehouse Holdings, Inc. (a) (b)	35,600	459,240
Titan Machinery, Inc. (a) (b)	36,800	402,224
Trans World Entertainment Corp. (a)	19,900	71,242

		5,580,020

Textiles — 0.9%
Culp, Inc.	20,100	511,947
G&K Services, Inc. Class A	13,200	830,280
UniFirst Corp.	12,585	1,311,357

		2,653,584

		25,718,660

Consumer, Non-cyclical — 14.8%
Agriculture — 0.8%
MGP Ingredients, Inc.	14,600	378,870
Universal Corp. (b)	11,900	667,352

	Number of Shares	Value
Vector Group Ltd. (b)	52,826	$1,246,165

		2,292,387

Beverages — 0.2%
Farmer Bros Co. (a)	22,200	716,394

Biotechnology — 0.9%
Applied Genetic Technologies Corp. (a)	28,100	573,240
Cambrex Corp. (a)	5,900	277,831
NewLink Genetics Corp. (a) (b)	8,500	309,315
PDL BioPharma, Inc. (b)	168,200	595,428
Pfenex, Inc. (a)	12,900	159,702
Repligen Corp. (a)	30,400	860,016

		2,775,532

Commercial Services — 4.1%
Aaron’s, Inc.	36,700	821,713
American Public Education, Inc. (a)	15,900	295,899
Apollo Education Group, Inc. (a)	11,200	85,904
Cambium Learning Group, Inc. (a)	56,700	274,995
Capella Education Co.	7,900	365,138
Convergys Corp.	8,800	219,032
CRA International, Inc. (a)	8,300	154,795
DeVry Education Group, Inc. (b)	6,900	174,639
Donnelley (R.R.) & Sons Co.	101,900	1,499,968
Electro Rent Corp.	41,300	379,960
EVERTEC, Inc.	45,405	760,080
FTI Consulting, Inc. (a)	45,065	1,561,953
The Hackett Group, Inc.	45,800	736,006
Heidrick & Struggles International, Inc.	8,200	223,204
Hillenbrand, Inc.	11,850	351,115
INC Research Holdings, Inc. Class A (a)	9,600	465,696
Information Services Group, Inc.	64,400	233,128
Insperity, Inc.	13,700	659,655
K12, Inc. (a)	61,900	544,720
McGrath RentCorp	32,700	823,713
Monster Worldwide, Inc. (a)	61,700	353,541
Navigant Consulting, Inc. (a)	38,900	624,734
RPX Corp. (a)	72,000	792,000

		12,401,588

Foods — 1.9%
Cal-Maine Foods, Inc. (b)	10,900	505,106
Dean Foods Co.	87,400	1,498,910
John B Sanfilippo & Son, Inc.	3,200	172,896
Pinnacle Foods, Inc.	10,400	441,584
Post Holdings, Inc. (a)	7,000	431,900
SpartanNash Co.	19,900	430,636
SUPERVALU, Inc. (a)	151,510	1,027,238
TreeHouse Foods, Inc. (a)	13,735	1,077,648

		5,585,918

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 2.0%
Atrion Corp.	2,350	$895,820
Halyard Health, Inc. (a)	22,200	741,702
Hill-Rom Holdings, Inc.	13,330	640,639
LeMaitre Vascular, Inc.	5,200	89,700
Merit Medical Systems, Inc. (a)	17,100	317,889
Quidel Corp. (a)	27,700	587,240
West Pharmaceutical Services, Inc.	25,000	1,505,500
Wright Medical Group NV (a)	56,038	1,354,999

		6,133,489

Health Care – Services — 2.0%
Almost Family, Inc. (a)	1,100	42,053
Amsurg Corp. (a)	2,200	167,200
Capital Senior Living Corp. (a)	42,890	894,685
The Ensign Group, Inc.	10,000	226,300
LHC Group, Inc. (a)	13,400	606,886
Magellan Health, Inc. (a)	12,360	762,118
National Healthcare Corp.	11,000	678,700
RadNet, Inc. (a)	32,200	198,996
Select Medical Holdings Corp.	31,200	371,592
Triple-S Management Corp. Class B (a)	25,939	620,202
WellCare Health Plans, Inc. (a)	19,125	1,495,766

		6,064,498

Household Products — 1.4%
Acco Brands Corp. (a)	181,400	1,293,382
Central Garden & Pet Co. Class A (a)	18,300	248,880
CSS Industries, Inc.	23,200	658,416
Ennis, Inc.	41,700	802,725
Helen of Troy Ltd. (a)	3,400	320,450
Spectrum Brands Holdings, Inc.	9,735	991,023

		4,314,876

Pharmaceuticals — 1.5%
Adamas Pharmaceuticals, Inc. (a)	16,100	455,952
Biospecifics Technologies Corp. (a)	4,400	189,068
Cumberland Pharmaceuticals, Inc. (a)	29,300	154,118
Eagle Pharmaceuticals, Inc. (a) (b)	800	70,936
Emergent BioSolutions, Inc. (a)	19,780	791,398
The Medicines Co. (a) (b)	24,135	901,201
Omega Protein Corp. (a)	34,600	768,120
Progenics Pharmaceuticals, Inc. (a)	21,900	134,247
SciClone Pharmaceuticals, Inc. (a)	34,300	315,560
Sucampo Pharmaceuticals, Inc. Class A (a)	37,600	650,104

		4,430,704

		44,715,386

Diversified — 0.3%
Holding Company – Diversified — 0.3%
Liberty TripAdvisor Holdings, Inc. (a)	5,500	166,870

	Number of Shares	Value
National Bank Holdings Corp. Class A	31,400	$671,018

		837,888

Energy — 3.6%
Coal — 0.1%
Cloud Peak Energy, Inc. (a) (b)	105,600	219,648

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a) (b)	13,900	751,573

Oil & Gas — 2.8%
Adams Resources & Energy, Inc.	1,200	46,080
Alon USA Energy, Inc. (b)	17,700	262,668
Atwood Oceanics, Inc. (b)	19,100	195,393
Clayton Williams Energy, Inc. (a) (b)	21,100	623,927
Cobalt International Energy, Inc. (a)	125,820	679,428
EP Energy Corp. Class A (a) (b)	42,400	185,712
Evolution Petroleum Corp.	18,300	88,023
Matador Resources Co. (a)	39,200	774,984
Newfield Exploration Co. (a)	38,885	1,266,096
Noble Corp. PLC (b)	59,400	626,670
Panhandle Oil and Gas, Inc. Class A	4,300	69,488
PBF Energy, Inc. Class A	33,455	1,231,478
PDC Energy, Inc. (a) (b)	20,865	1,113,774
Ultra Petroleum Corp. (a) (b)	81,300	203,250
WPX Energy, Inc. (a)	178,195	1,022,839

		8,389,810

Oil & Gas Services — 0.5%
Gulf Island Fabrication, Inc.	15,400	161,084
Pioneer Energy Services Corp. (a)	104,200	226,114
RPC, Inc. (b)	38,700	462,465
Tesco Corp.	29,000	209,960
TETRA Technologies, Inc. (a)	61,700	463,984

		1,523,607

		10,884,638

Financial — 39.0%
Banks — 12.5%
Access National Corp. (b)	16,300	333,498
BancFirst Corp.	700	41,034
Banco Latinoamericano de Comercio Exterior SA	34,000	881,620
BBCN Bancorp, Inc.	38,100	656,082
Boston Private Financial Holdings, Inc.	46,500	527,310
C&F Financial Corp.	4,300	167,700
Cardinal Financial Corp.	25,700	584,675
Central Pacific Financial Corp.	23,700	521,874
Century Bancorp, Inc. Class A	3,800	165,148
Citizens & Northern Corp.	5,000	105,000
Columbia Banking System, Inc.	30,600	994,806
CVB Financial Corp.	12,200	206,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
East West Bancorp, Inc.	38,610	$1,604,632
Financial Institutions, Inc.	2,500	70,000
First BanCorp (a)	13,800	44,850
First Busey Corp.	6,300	129,969
First Business Financial Services, Inc.	2,200	55,022
First Interstate Bancsystem, Inc.	31,600	918,612
First Merchants Corp.	21,300	541,446
The First of Long Island Corp.	2,100	63,000
FirstMerit Corp.	36,875	687,719
Franklin Financial Network, Inc. (a)	3,900	122,382
Glacier Bancorp, Inc.	35,400	939,162
Great Western Bancorp, Inc.	91,970	2,668,969
Home Bancshares, Inc.	47,250	1,914,570
Horizon Bancorp	7,700	215,292
Lakeland Financial Corp.	18,600	867,132
MainSource Financial Group, Inc.	10,800	247,104
Merchants Bancshares, Inc.	1,900	59,831
Monarch Financial Holdings, Inc.	6,820	122,692
Northrim BanCorp, Inc.	2,800	74,480
OFG Bancorp	5,300	38,796
Opus Bank	34,695	1,282,674
Orrstown Financial Services, Inc.	13,700	246,326
Popular, Inc.	109,255	3,096,287
Preferred Bank	2,500	82,550
Prosperity Bancshares, Inc.	9,200	440,312
Republic Bancorp, Inc. Class A	5,000	132,050
S&T Bancorp, Inc.	2,600	80,132
Sandy Spring Bancorp, Inc.	21,900	590,424
Southwest Bancorp, Inc.	26,200	457,976
Stock Yards Bancorp, Inc.	2,500	94,475
Suffolk Bancorp	15,000	425,250
SVB Financial Group (a)	11,450	1,361,405
Synovus Financial Corp.	82,880	2,683,654
Talmer Bancorp, Inc.	83,755	1,516,803
TCF Financial Corp.	123,510	1,743,961
Towne Bank (b)	15,500	323,485
Umpqua Holdings Corp.	84,620	1,345,458
United Community Banks, Inc.	19,500	380,055
Walker & Dunlop, Inc. (a)	47,800	1,377,118
Washington Trust Bancorp, Inc.	5,500	217,360
West Bancorporation, Inc.	24,500	483,875
Western Alliance Bancorp (a)	48,305	1,732,217
Wintrust Financial Corp.	20,800	1,009,216

		37,673,894

Diversified Financial — 1.3%
Altisource Portfolio Solutions SA (a) (b)	19,300	536,733
BGC Partners, Inc. Class A	98,980	970,994
Houlihan Lokey, Inc.	5,800	152,018
INTL. FCStone, Inc. (a)	14,300	478,478
Janus Capital Group, Inc.	26,000	366,340
Nelnet, Inc. Class A	3,400	114,138

	Number of Shares	Value
Ocwen Financial Corp. (a) (b)	12,700	$88,519
Outerwall, Inc. (b)	10,900	398,286
PennyMac Financial Services, Inc. Class A (a)	23,400	359,424
Regional Management Corp. (a)	14,200	219,674
Waddell & Reed Financial, Inc. Class A	11,100	318,126

		4,002,730

Insurance — 7.9%
Ambac Financial Group, Inc. (a)	76,000	1,070,840
American Equity Investment Life Holding Co.	58,060	1,395,182
AmTrust Financial Services, Inc.	12,100	745,118
Argo Group International Holdings Ltd.	23,006	1,376,679
Aspen Insurance Holdings Ltd.	15,900	767,970
Assured Guaranty Ltd.	46,900	1,239,567
CNO Financial Group, Inc.	104,530	1,995,478
Employers Holdings, Inc.	25,530	696,969
Fidelity & Guaranty Life	60,945	1,546,175
First American Financial Corp.	37,170	1,334,403
The Hanover Insurance Group, Inc.	16,500	1,342,110
Heritage Insurance Holdings, Inc.	47,100	1,027,722
Maiden Holdings Ltd.	73,745	1,099,538
MBIA, Inc. (a)	15,300	99,144
MGIC Investment Corp. (a)	67,300	594,259
National Interstate Corp.	19,600	523,320
ProAssurance Corp.	36,600	1,776,198
Radian Group, Inc.	254,065	3,401,930
RenaissanceRe Holdings Ltd.	2,400	271,656
Safety Insurance Group, Inc.	5,700	321,366
Security National Financial Corp. Class A (a)	9,000	58,950
State Auto Financial Corp. Class A	19,400	399,446
Third Point Reinsurance Ltd. (a)	4,000	53,640
Validus Holdings Ltd.	13,750	636,487

		23,774,147

Real Estate — 0.9%
Forestar Real Esate Group, Inc. (a)	20,500	224,270
Hilltop Holdings, Inc. (a)	102,715	1,974,182
RE/MAX Holdings, Inc. Class A	7,900	294,670
The St. Joe Co. (a)	5,900	109,209

		2,602,331

Real Estate Investment Trusts (REITS) — 11.9%
Acadia Realty Trust	26,300	871,845
American Assets Trust, Inc.	20,700	793,845
American Campus Communities, Inc.	15,600	644,904
Anworth Mortgage Asset Corp.	179,500	780,825
Arbor Realty Trust, Inc.	38,700	276,705
ARMOUR Residential REIT, Inc.	52,000	1,131,520
Catchmark Timber Trust, Inc. Class A	26,130	295,530

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cedar Realty Trust, Inc.	161,400	$1,142,712
Colony Capital, Inc. Class A	43,925	855,659
Coresite Realty Corp.	17,600	998,272
Corporate Office Properties Trust	16,900	368,927
CubeSmart	21,400	655,268
CYS Investments, Inc.	23,600	168,268
DiamondRock Hospitality Co.	3,500	33,775
Douglas Emmett, Inc.	14,500	452,110
DuPont Fabros Technology, Inc.	51,600	1,640,364
EPR Properties	43,495	2,542,283
Equity Lifestyle Properties, Inc.	14,700	980,049
FelCor Lodging Trust, Inc.	15,600	113,880
First Industrial Realty Trust, Inc.	51,380	1,137,039
First Potomac Realty Trust	142,920	1,629,288
Getty Realty Corp.	7,300	125,195
Hatteras Financial Corp.	19,400	255,110
Healthcare Realty Trust, Inc.	43,300	1,226,256
Highwoods Properties, Inc.	32,190	1,403,484
Invesco Mortgage Capital, Inc.	44,925	556,621
Kilroy Realty Corp.	10,300	651,784
LaSalle Hotel Properties	65,135	1,638,797
Lexington Realty Trust (b)	171,660	1,373,280
Mack-Cali Realty Corp.	47,700	1,113,795
National Health Investors, Inc.	7,900	480,873
New Residential Investment Corp.	136,765	1,663,063
Piedmont Office Realty Trust, Inc. Class A	3,000	56,640
Post Properties, Inc.	4,600	272,136
Potlatch Corp.	16,400	495,936
PS Business Parks, Inc.	6,600	577,038
RLJ Lodging Trust	31,100	672,693
Rouse Properties, Inc. (b)	15,400	224,224
Saul Centers, Inc.	12,900	661,383
Silver Bay Realty Trust Corp.	24,000	375,840
Sovran Self Storage, Inc.	5,700	611,667
STAG Industrial, Inc.	30,805	568,352
Starwood Property Trust, Inc.	44,995	925,097
Summit Hotel Properties, Inc.	36,900	440,955
Sun Communities, Inc.	21,345	1,462,773
Washington Real Estate Investment Trust	20,600	557,436
Weingarten Realty Investors	4,700	162,526

		36,066,022

REITS — 0.8%
Colony Starwood Homes	33,097	749,316
CyrusOne, Inc.	43,200	1,617,840
Gramercy Property Trust	26,400	203,808

		2,570,964

Savings & Loans — 3.7%
BankUnited, Inc.	19,900	717,594
Beneficial Bancorp, Inc. (a)	43,200	575,424
Charter Financial Corp.	31,700	418,757

	Number of Shares	Value
Dime Community Bancshares, Inc.	33,500	$585,915
First Defiance Financial Corp.	10,300	389,134
Flagstar Bancorp, Inc. (a)	41,900	968,309
Flushing Financial Corp.	63,145	1,366,458
Hingham Institution for Savings	1,800	215,640
Investors Bancorp, Inc.	149,256	1,856,745
Meta Financial Group, Inc.	2,700	124,011
Provident Financial Services, Inc.	31,920	643,188
United Financial Bancorp, Inc.	42,900	552,552
Washington Federal, Inc.	6,700	159,661
WSFS Financial Corp.	77,765	2,516,475

		11,089,863

		117,779,951

Industrial — 12.0%
Aerospace & Defense — 0.9%
Cubic Corp.	7,500	354,375
Curtiss-Wright Corp.	17,585	1,204,572
Ducommun, Inc. (a)	16,700	270,874
Kaman Corp.	13,600	555,016
Triumph Group, Inc.	4,900	194,775

		2,579,612

Building Materials — 1.1%
Comfort Systems USA, Inc.	19,100	542,822
Drew Industries, Inc.	14,300	870,727
Summit Materials, Inc. Class A (a)	58,190	1,166,127
Universal Forest Products, Inc.	10,700	731,559

		3,311,235

Electrical Components & Equipment — 1.9%
Advanced Energy Industries, Inc. (a)	23,100	652,113
Belden, Inc.	15,700	748,576
Energizer Holdings, Inc.	41,200	1,403,272
General Cable Corp.	128,220	1,721,994
Littelfuse, Inc.	11,300	1,209,213

		5,735,168

Electronics — 2.0%
Analogic Corp.	6,300	520,380
Badger Meter, Inc. (b)	9,100	533,169
Benchmark Electronics, Inc. (a)	72,345	1,495,371
Brady Corp. Class A	21,100	484,878
Fabrinet (a)	9,200	219,144
Methode Electronics, Inc.	15,900	506,097
Multi-Fineline Electronix, Inc. (a)	18,200	376,376
Newport Corp. (a)	17,500	277,725
Stoneridge, Inc. (a)	12,400	183,520
TTM Technologies, Inc. (a)	22,000	143,220
Woodward, Inc.	21,545	1,069,925
Zagg, Inc. (a)	20,000	218,800

		6,028,605

Engineering & Construction — 0.9%
Aegion Corp. (a)	26,500	511,715

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Argan, Inc.	5,600	$181,440
KBR, Inc.	62,395	1,055,724
McDermott International, Inc. (a) (b)	255,475	855,841

		2,604,720

Environmental Controls — 0.1%
MSA Safety, Inc.	9,900	430,353

Machinery – Diversified — 0.2%
Kadant, Inc.	7,200	292,392
Nordson Corp.	3,700	237,355

		529,747

Manufacturing — 1.4%
Actuant Corp. Class A	42,405	1,016,024
Barnes Group, Inc.	36,345	1,286,249
ESCO Technologies, Inc.	20,500	740,870
Matthews International Corp. Class A	10,300	550,535
Myers Industries, Inc.	41,500	552,780

		4,146,458

Metal Fabricate & Hardware — 1.0%
Circor International, Inc.	11,300	476,295
Global Brass & Copper Holdings, Inc.	32,100	683,730
Mueller Water Products, Inc. Class A	113,100	972,660
RBC Bearings, Inc. (a)	7,000	452,130
Sun Hydraulics Corp.	15,300	485,469

		3,070,284

Miscellaneous – Manufacturing — 0.4%
Hexcel Corp.	26,355	1,224,190

Packaging & Containers — 0.2%
Berry Plastics Group, Inc. (a)	20,160	729,389

Transportation — 1.9%
Atlas Air Worldwide Holdings, Inc. (a)	29,900	1,236,066
Bristow Group, Inc. (b)	9,200	238,280
Genesee & Wyoming, Inc. Class A (a)	15,900	853,671
Kirby Corp. (a)	9,400	494,628
Landstar System, Inc.	22,000	1,290,300
Navios Maritime Acquisition Corp.	176,700	531,867
Teekay Tankers Ltd. Class A	7,100	48,848
Universal Truckload Services, Inc.	18,800	263,952
USA Truck, Inc. (a)	16,100	280,945
UTI Worldwide, Inc. (a)	51,700	363,451
YRC Worldwide, Inc. (a)	12,500	177,250

		5,779,258

Trucking & Leasing — 0.0%
Willis Lease Finance Corp. (a) (b)	6,600	132,660

		36,301,679

	Number of Shares	Value
Technology — 4.0%
Computers — 0.4%
DST Systems, Inc.	1,000	$114,060
NCI, Inc. Class A	13,200	180,180
Unisys Corp. (a)	73,860	816,153

		1,110,393

Office Equipment/Supplies — 0.1%
Arc Document Solutions, Inc. (a)	71,700	316,914

Semiconductors — 1.8%
Alpha & Omega Semiconductor Ltd. (a)	15,300	140,607
Brooks Automation, Inc.	108,235	1,155,950
Cabot Microelectronics Corp. (a)	17,100	748,638
Cavium, Inc. (a)	13,070	858,830
Intersil Corp. Class A	30,200	385,352
MKS Instruments, Inc.	17,530	631,080
Rovi Corp. (a)	25,200	419,832
Rudolph Technologies, Inc. (a)	4,100	58,302
Sigma Designs, Inc. (a)	28,900	182,648
Tessera Technologies, Inc.	17,000	510,170
Veeco Instruments, Inc. (a)	20,800	427,648

		5,519,057

Software — 1.7%
CSG Systems International, Inc.	5,100	183,498
The Dun & Bradstreet Corp.	9,350	971,745
Infoblox, Inc. (a)	34,815	640,248
Leidos Holdings, Inc.	16,900	950,794
Progress Software Corp. (a)	21,050	505,200
SYNNEX Corp.	13,200	1,187,076
Verint Systems, Inc. (a)	16,310	661,534

		5,100,095

		12,046,459

Utilities — 6.6%
Electric — 3.2%
Black Hills Corp.	1,900	88,217
Cleco Corp.	12,350	644,793
El Paso Electric Co.	30,000	1,155,000
NorthWestern Corp.	16,800	911,400
Ormat Technologies, Inc. (b)	42,100	1,535,387
Pinnacle West Capital Corp.	20,495	1,321,518
Portland General Electric Co.	79,165	2,879,231
TECO Energy, Inc.	48,415	1,290,260

		9,825,806

Gas — 2.5%
Atmos Energy Corp.	47,935	3,021,822
Chesapeake Utilities Corp.	4,600	261,050
ONE Gas, Inc.	20,000	1,003,400
PNM Resources, Inc.	40,100	1,225,857
Southwest Gas Corp.	27,800	1,533,448
WGL Holdings, Inc.	8,800	554,312

		7,599,889

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.9%
Aqua America, Inc.	70,735	$2,107,903
SJW Corp.	16,900	501,085

		2,608,988

		20,034,683

TOTAL COMMON STOCK (Cost $285,789,659)		294,947,969

TOTAL EQUITIES (Cost $285,789,659)		294,947,969

MUTUAL FUNDS — 5.9%
Diversified Financial — 5.9%
State Street Navigator Securities Lending Prime Portfolio (c)	17,717,482	17,717,482
T. Rowe Price Reserve Investment Fund	1,003	1,003

		17,718,485

TOTAL MUTUAL FUNDS (Cost $17,718,485)		17,718,485

TOTAL LONG-TERM INVESTMENTS (Cost $303,508,144)		312,666,454

	Principal Amount
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$9,506,901	9,506,901

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (e) 0.000% 3/10/16	240,000	239,948

TOTAL SHORT-TERM INVESTMENTS (Cost $9,746,782)		9,746,849

TOTAL INVESTMENTS — 106.7% (Cost $313,254,926) (f)		322,413,303

Other Assets/(Liabilities) — (6.7)%		(20,215,156)

NET ASSETS — 100.0%		$302,198,147

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $17,227,904 or 5.70% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $9,506,912. Collateralized by U.S. Government Agency obligations with rates ranging from 2.120% – 4.000%, maturity dates ranging from 12/15/17 – 11/07/22, and an aggregate market value, including accrued interest, of $9,703,328.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 4.2%
Chemicals — 2.8%
Albemarle Corp.	22,075	$1,236,421
Ashland, Inc.	12,419	1,275,431
Cabot Corp.	12,397	506,790
The Chemours Co.	36,484	195,554
Minerals Technologies, Inc.	6,796	311,665
NewMarket Corp.	1,988	756,891
Olin Corp.	32,447	560,035
PolyOne Corp.	17,043	541,286
RPM International, Inc.	26,271	1,157,500
Sensient Technologies Corp.	8,877	557,653
The Valspar Corp.	14,421	1,196,222

		8,295,448

Forest Products & Paper — 0.3%
Domtar Corp.	12,411	458,587
Rayonier, Inc.	24,426	542,257

		1,000,844

Iron & Steel — 0.8%
Allegheny Technologies, Inc. (a)	21,262	239,198
Carpenter Technology Corp.	9,792	296,404
Reliance Steel & Aluminum Co.	14,085	815,662
Steel Dynamics, Inc.	47,923	856,384
United States Steel Corp. (a)	28,630	228,467

		2,436,115

Mining — 0.3%
Compass Minerals International, Inc.	6,662	501,449
Royal Gold, Inc.	12,933	471,666

		973,115

		12,705,522

Communications — 2.7%
Internet — 0.2%
Rackspace Hosting, Inc. (b)	22,671	574,030

Media — 1.5%
AMC Networks, Inc. Class A (b)	12,005	896,533
Cable One, Inc.	869	376,851
FactSet Research Systems, Inc.	8,176	1,329,172
Graham Holdings Co. Class B	894	433,563
John Wiley & Sons, Inc. Class A	9,630	433,639
Meredith Corp.	7,349	317,844
The New York Times Co. Class A	24,154	324,147
Time, Inc.	21,833	342,123

		4,453,872

Telecommunications — 1.0%
ARRIS Group, Inc. (b)	26,695	816,066
Ciena Corp. (b)	24,951	516,236

	Number of Shares	Value
InterDigital, Inc.	6,974	$342,005
NeuStar, Inc. Class A (a) (b)	10,543	252,716
Plantronics, Inc.	6,620	313,920
Polycom, Inc. (b)	26,261	330,626
Telephone & Data Systems, Inc.	18,687	483,807

		3,055,376

		8,083,278

Consumer, Cyclical — 13.6%
Airlines — 1.1%
Alaska Air Group, Inc.	24,907	2,005,262
JetBlue Airways Corp. (b)	61,995	1,404,187

		3,409,449

Apparel — 0.8%
Ascena Retail Group, Inc. (b)	33,991	334,811
Carter’s, Inc.	10,223	910,154
Deckers Outdoor Corp. (b)	6,339	299,201
Skechers U.S.A., Inc. Class A (b)	25,667	775,400

		2,319,566

Auto Manufacturers — 0.2%
Oshkosh Corp.	14,758	576,152

Automotive & Parts — 0.1%
Dana Holding Corp.	30,154	416,125

Distribution & Wholesale — 1.4%
Ingram Micro, Inc. Class A	30,721	933,304
LKQ Corp. (b)	60,318	1,787,223
Owens & Minor, Inc.	12,434	447,375
Tech Data Corp. (b)	6,894	457,624
Watsco, Inc.	5,064	593,146

		4,218,672

Entertainment — 0.4%
Cinemark Holdings, Inc.	20,901	698,720
DreamWorks Animation SKG, Inc. Class A (a) (b)	13,901	358,229
International Speedway Corp. Class A	5,300	178,716

		1,235,665

Home Builders — 1.4%
CalAtlantic Group, Inc.	15,078	571,758
KB Home (a)	18,233	224,813
M.D.C. Holdings, Inc.	7,660	195,560
NVR, Inc. (b)	726	1,192,818
Thor Industries, Inc.	9,005	505,630
Toll Brothers, Inc. (b)	31,863	1,061,038
TRI Pointe Group, Inc. (b)	29,026	367,759

		4,119,376

Home Furnishing — 0.3%
Tempur Sealy International, Inc. (b)	12,321	868,138

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.2%
Tupperware Brands Corp.	9,858	$548,598

Housewares — 0.3%
The Toro Co.	10,827	791,129

Leisure Time — 1.4%
Brunswick Corp.	17,947	906,503
Jarden Corp. (b)	40,881	2,335,123
Polaris Industries, Inc.	11,991	1,030,626

		4,272,252

Office Furnishings — 0.2%
Herman Miller, Inc.	11,906	341,702
HNI Corp.	8,791	317,004

		658,706

Retail — 5.8%
Abercrombie & Fitch Co. Class A (a)	13,265	358,155
American Eagle Outfitters, Inc. (a)	35,553	551,071
Big Lots, Inc.	9,795	377,499
Brinker International, Inc.	11,817	566,625
Buffalo Wild Wings, Inc. (b)	3,749	598,528
Cabela’s, Inc. (a) (b)	9,678	452,253
Casey’s General Stores, Inc.	7,707	928,308
The Cheesecake Factory, Inc.	8,912	410,932
Chico’s FAS, Inc.	27,761	296,210
Copart, Inc. (b)	20,112	764,457
Cracker Barrel Old Country Store, Inc. (a)	4,708	597,116
CST Brands, Inc.	14,977	586,200
Dick’s Sporting Goods, Inc.	17,800	629,230
Domino’s Pizza, Inc.	10,795	1,200,944
Dunkin’ Brands Group, Inc.	18,293	779,099
Foot Locker, Inc.	27,101	1,764,004
Guess?, Inc. (a)	12,437	234,811
HSN, Inc.	6,345	321,501
J.C. Penney Co., Inc. (a) (b)	60,622	403,742
Jack in the Box, Inc.	7,014	538,044
Kate Spade & Co. (b)	24,985	443,983
MSC Industrial Direct Co., Inc. Class A	9,529	536,197
Office Depot, Inc. (b)	96,775	545,811
Panera Bread Co. Class A (b)	4,699	915,271
Vista Outdoor, Inc. (b)	12,304	547,651
The Wendy’s Co.	42,949	462,561
Williams-Sonoma, Inc.	16,438	960,144
World Fuel Services Corp.	13,923	535,479

		17,305,826

		40,739,654

Consumer, Non-cyclical — 16.3%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (b)	1,867	376,966

	Number of Shares	Value
Biotechnology — 0.4%
Bio-Rad Laboratories, Inc. Class A (b)	4,091	$567,258
Charles River Laboratories International, Inc. (b)	9,188	738,623

		1,305,881

Commercial Services — 5.0%
Aaron’s, Inc.	12,910	289,055
CEB, Inc.	6,475	397,500
Convergys Corp.	19,364	481,970
CoreLogic, Inc. (b)	17,497	592,448
Deluxe Corp.	9,703	529,202
DeVry Education Group, Inc. (a)	11,279	285,471
Donnelley (R.R.) & Sons Co.	41,129	605,419
FTI Consulting, Inc. (b)	8,174	283,311
Gartner, Inc. (b)	16,378	1,485,485
Global Payments, Inc.	25,624	1,653,004
Live Nation Entertainment, Inc. (b)	28,887	709,754
Manpower, Inc.	14,532	1,224,902
PAREXEL International Corp. (b)	10,520	716,622
Rent-A-Center, Inc.	10,675	159,805
Rollins, Inc.	18,389	476,275
SEI Investments Co.	27,303	1,430,677
Service Corp. International	38,776	1,008,952
Sotheby’s	11,731	302,191
Towers Watson & Co. Class A	13,705	1,760,544
WEX, Inc. (b)	7,582	670,249

		15,062,836

Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	85,346	345,651
Edgewell Personal Care Co.	11,859	929,390

		1,275,041

Foods — 2.5%
Dean Foods Co.	18,038	309,352
Flowers Foods, Inc.	36,843	791,756
Ingredion, Inc.	14,115	1,352,782
Lancaster Colony Corp.	3,837	443,020
Post Holdings, Inc. (b)	12,252	755,948
SUPERVALU, Inc. (b)	52,753	357,665
The Hain Celestial Group, Inc. (b)	20,326	820,967
Tootsie Roll Industries, Inc. (a)	3,468	109,554
TreeHouse Foods, Inc. (b)	8,557	671,382
United Natural Foods, Inc. (b)	9,796	385,571
WhiteWave Foods Co. (b)	34,773	1,353,017

		7,351,014

Health Care – Products — 3.4%
Bio-Techne Corp.	7,296	656,640
The Cooper Cos., Inc.	9,600	1,288,320
Halyard Health, Inc. (b)	9,194	307,172
Hill-Rom Holdings, Inc.	11,139	535,340
Hologic, Inc. (b)	48,602	1,880,412

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDEXX Laboratories, Inc. (b)	17,948	$1,308,768
LivaNova PLC (b)	8,402	498,827
ResMed, Inc.	27,506	1,476,797
STERIS PLC	16,954	1,277,314
West Pharmaceutical Services, Inc.	14,214	855,967

		10,085,557

Health Care – Services — 2.6%
Amsurg Corp. (b)	10,599	805,524
Catalent, Inc. (b)	19,515	488,461
Centene Corp. (b)	23,536	1,548,904
Community Health Systems, Inc. (b)	23,185	615,098
Health Net, Inc. (b)	15,246	1,043,741
LifePoint Health, Inc. (b)	8,601	631,313
MEDNAX, Inc. (b)	18,582	1,331,586
Molina Healthcare, Inc. (b)	8,143	489,639
WellCare Health Plans, Inc. (b)	8,756	684,807

		7,639,073

Household Products — 0.2%
The Scotts Miracle-Gro Co. Class A	8,951	577,429

Pharmaceuticals — 1.7%
Akorn, Inc. (b)	15,771	588,416
Align Technology, Inc. (b)	14,245	938,033
Sirona Dental Systems, Inc. (b)	11,059	1,211,735
United Therapeutics Corp. (b)	9,007	1,410,586
VCA, Inc. (b)	15,873	873,015

		5,021,785

		48,695,582

Energy — 3.2%
Oil & Gas — 1.8%
Atwood Oceanics, Inc. (a)	11,414	116,765
California Resources Corp.	61,142	142,461
Denbury Resources, Inc. (a)	68,816	139,008
Gulfport Energy Corp. (b)	21,386	525,454
Murphy USA, Inc. (b)	7,742	470,249
Nabors Industries Ltd.	55,859	475,360
Noble Corp. PLC (a)	47,631	502,507
Patterson-UTI Energy, Inc.	29,117	439,084
QEP Resources, Inc.	31,418	421,001
Questar Corp.	34,526	672,567
Rowan Cos. PLC Class A	24,707	418,784
SM Energy Co. (a)	13,327	262,009
Western Refining, Inc.	13,697	487,887
WPX Energy, Inc. (b)	46,312	265,831

		5,338,967

Oil & Gas Services — 1.2%
Dril-Quip, Inc. (b)	7,510	444,817
HollyFrontier Corp.	36,131	1,441,266
NOW, Inc. (a) (b)	21,112	333,992
Oceaneering International, Inc.	19,348	725,937
Oil States International, Inc. (b)	10,001	272,527

	Number of Shares	Value
Superior Energy Services, Inc.	29,987	$403,925

		3,622,464

Pipelines — 0.2%
National Fuel Gas Co. (a)	16,814	718,799

		9,680,230

Financial — 24.8%
Banks — 5.2%
Associated Banc-Corp.	29,513	553,369
BancorpSouth, Inc.	16,820	403,512
Bank of Hawaii Corp.	8,593	540,500
Bank of the Ozarks, Inc.	16,068	794,723
Cathay General Bancorp	14,843	465,031
Commerce Bancshares, Inc.	16,506	702,165
Cullen/Frost Bankers, Inc. (a)	10,759	645,540
East West Bancorp, Inc.	28,493	1,184,169
First Horizon National Corp.	47,431	688,698
FirstMerit Corp.	32,569	607,412
Fulton Financial Corp.	34,444	448,117
Hancock Holding Co.	15,118	380,520
International Bancshares Corp.	11,035	283,600
PacWest Bancorp	22,221	957,725
Prosperity Bancshares, Inc.	12,929	618,782
Signature Bank (b)	9,938	1,524,191
SVB Financial Group (b)	10,177	1,210,045
Synovus Financial Corp.	25,793	835,177
TCF Financial Corp.	33,341	470,775
Trustmark Corp.	13,149	302,953
Umpqua Holdings Corp.	43,712	695,021
Valley National Bancorp	43,764	431,075
Webster Financial Corp.	18,015	669,978

		15,413,078

Diversified Financial — 2.3%
CBOE Holdings, Inc.	16,274	1,056,183
Eaton Vance Corp.	23,263	754,419
Federated Investors, Inc. Class B	18,780	538,047
Janus Capital Group, Inc.	28,508	401,678
MarketAxess Holdings, Inc.	7,387	824,315
Raymond James Financial, Inc.	25,203	1,461,018
SLM Corp. (b)	84,090	548,267
Stifel Financial Corp. (b)	13,685	579,697
Waddell & Reed Financial, Inc. Class A	16,522	473,520
WisdomTree Investments, Inc. (a)	22,642	355,026

		6,992,170

Insurance — 5.4%
Alleghany Corp. (b)	3,073	1,468,679
American Financial Group, Inc.	14,142	1,019,355
Arthur J. Gallagher & Co.	34,868	1,427,496
Aspen Insurance Holdings Ltd.	11,976	578,441
Brown & Brown, Inc.	23,194	744,527
CNO Financial Group, Inc.	36,718	700,947

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endurance Specialty Holdings Ltd.	12,099	$774,215
Everest Re Group Ltd.	8,500	1,556,265
First American Financial Corp.	21,503	771,958
Genworth Financial, Inc. Class A (b)	98,434	367,159
The Hanover Insurance Group, Inc.	8,537	694,400
Kemper Corp.	9,485	353,316
Mercury General Corp.	7,153	333,115
Old Republic International Corp.	47,966	893,607
Primerica, Inc.	9,549	450,999
Reinsurance Group of America, Inc.	12,970	1,109,583
RenaissanceRe Holdings Ltd.	8,648	978,867
StanCorp Financial Group, Inc.	8,348	950,670
W.R. Berkley Corp.	19,436	1,064,121

		16,237,720

Real Estate — 0.6%
Alexander & Baldwin, Inc.	9,134	322,522
Jones Lang LaSalle, Inc.	8,889	1,420,995

		1,743,517

Real Estate Investment Trusts (REITS) — 10.4%
Alexandria Real Estate Equities, Inc.	14,299	1,292,058
American Campus Communities, Inc.	22,190	917,335
BioMed Realty Trust, Inc.	39,875	944,639
Camden Property Trust	17,172	1,318,123
Care Capital Properties, Inc.	16,425	502,112
Communications Sales & Leasing, Inc. (b)	23,582	440,747
Corporate Office Properties Trust	18,730	408,876
Corrections Corporation of America	23,070	611,124
Douglas Emmett, Inc.	27,493	857,232
Duke Realty Corp.	68,184	1,433,228
Equity One, Inc.	14,626	397,096
Extra Space Storage, Inc.	24,345	2,147,472
Federal Realty Investment Trust	13,684	1,999,232
Highwoods Properties, Inc.	18,782	818,895
Hospitality Properties Trust	30,004	784,605
Kilroy Realty Corp.	18,149	1,148,469
Lamar Advertising Co. Class A	16,167	969,697
LaSalle Hotel Properties	22,236	559,458
Liberty Property Trust	29,151	905,138
Mack-Cali Realty Corp.	17,628	411,614
Mid-America Apartment Communities, Inc.	14,892	1,352,342
National Retail Properties, Inc.	26,834	1,074,702
OMEGA Healthcare Investors, Inc.	32,464	1,135,591
Post Properties, Inc.	10,721	634,254
Potlatch Corp.	8,142	246,214
Regency Centers Corp.	18,631	1,269,144
Senior Housing Properties Trust	46,851	695,269
Sovran Self Storage, Inc.	7,120	764,047
Tanger Factory Outlet Centers, Inc.	18,557	606,814
Taubman Centers, Inc.	11,880	911,434
UDR, Inc.	51,753	1,944,360

	Number of Shares	Value
Urban Edge Properties	18,348	$430,261
Weingarten Realty Investors	22,599	781,473
WP GLIMCHER, Inc.	36,737	389,779

		31,102,834

Savings & Loans — 0.9%
First Niagara Financial Group, Inc.	70,335	763,135
New York Community Bancorp, Inc.	95,702	1,561,856
Washington Federal, Inc.	18,493	440,688

		2,765,679

		74,254,998

Industrial — 16.7%
Aerospace & Defense — 1.2%
BE Aerospace, Inc.	20,625	873,881
Esterline Technologies Corp. (b)	5,835	472,635
KLX, Inc. (b)	10,501	323,326
Orbital ATK, Inc.	11,651	1,040,900
Teledyne Technologies, Inc. (b)	6,964	617,707
Triumph Group, Inc.	9,785	388,954

		3,717,403

Building Materials — 1.3%
Eagle Materials, Inc.	9,928	599,949
Fortune Brands Home & Security, Inc.	31,469	1,746,530
Lennox International, Inc.	7,886	984,961
Louisiana-Pacific Corp. (b)	28,403	511,538

		3,842,978

Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	8,637	2,019,331
Belden, Inc.	8,325	396,936
Energizer Holdings, Inc.	12,402	422,412
Hubbell, Inc.	10,738	1,084,967

		3,923,646

Electronics — 3.4%
Arrow Electronics, Inc. (b)	18,431	998,592
Avnet, Inc.	26,031	1,115,168
FEI Co.	8,061	643,187
Gentex Corp.	57,722	924,129
Jabil Circuit, Inc.	37,341	869,672
Keysight Technologies, Inc. (b)	33,660	953,588
Knowles Corp. (a) (b)	17,238	229,782
Mettler-Toledo International, Inc. (b)	5,403	1,832,319
National Instruments Corp.	19,754	566,742
Trimble Navigation Ltd. (b)	49,431	1,060,295
Vishay Intertechnology, Inc.	26,875	323,844
Woodward, Inc.	11,157	554,057

		10,071,375

Engineering & Construction — 0.6%
AECOM (b)	29,877	897,207
Granite Construction, Inc.	7,819	335,513

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KBR, Inc.	28,537	$482,846

		1,715,566

Environmental Controls — 0.7%
Clean Harbors, Inc. (b)	10,407	433,451
MSA Safety, Inc.	6,170	268,210
Waste Connections, Inc.	24,218	1,363,958

		2,065,619

Hand & Machine Tools — 0.5%
Kennametal, Inc.	15,762	302,630
Lincoln Electric Holdings, Inc.	13,002	674,674
Regal Beloit Corp.	8,880	519,658

		1,496,962

Machinery – Construction & Mining — 0.2%
Joy Global, Inc. (a)	18,869	237,938
Terex Corp.	21,476	396,877

		634,815

Machinery – Diversified — 2.0%
AGCO Corp. (a)	14,508	658,518
Cognex Corp.	16,739	565,276
Graco, Inc.	11,022	794,355
IDEX Corp.	15,060	1,153,747
Nordson Corp.	10,599	679,926
Wabtec Corp.	19,090	1,357,681
Zebra Technologies Corp. Class A (b)	10,322	718,927

		5,928,430

Manufacturing — 2.0%
AptarGroup, Inc.	12,286	892,578
Carlisle Cos., Inc.	12,834	1,138,247
CLARCOR, Inc.	9,789	486,318
Crane Co.	9,808	469,215
Donaldson Co., Inc.	24,283	695,951
ITT Corp.	17,782	645,842
Teleflex, Inc.	8,188	1,076,313
Trinity Industries, Inc.	30,270	727,085

		6,131,549

Metal Fabricate & Hardware — 0.5%
Commercial Metals Co.	23,172	317,225
The Timken Co.	14,238	407,064
Valmont Industries, Inc.	4,577	485,253
Worthington Industries, Inc.	9,254	278,916

		1,488,458

Miscellaneous – Manufacturing — 0.4%
A.O. Smith Corp.	14,777	1,132,066

Packaging & Containers — 1.2%
Bemis Co., Inc.	18,868	843,211
Greif, Inc. Class A	5,136	158,240
Packaging Corporation of America	19,196	1,210,308
Silgan Holdings, Inc.	8,014	430,512
Sonoco Products Co.	19,988	816,910

		3,459,181

	Number of Shares	Value
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	9,267	$1,175,519

Transportation — 0.9%
Genesee & Wyoming, Inc. Class A (b)	11,223	602,563
Kirby Corp. (b)	10,734	564,823
Landstar System, Inc.	8,472	496,883
Old Dominion Freight Line, Inc. (b)	13,654	806,541
Werner Enterprises, Inc.	8,782	205,411

		2,676,221

Trucking & Leasing — 0.1%
GATX Corp.	8,386	356,824

		49,816,612

Technology — 10.9%
Computers — 4.1%
3D Systems Corp. (a) (b)	21,204	184,263
Cadence Design Systems, Inc. (b)	58,692	1,221,380
Computer Sciences Corp.	27,481	898,079
Diebold, Inc.	12,844	386,476
DST Systems, Inc.	6,420	732,265
Fortinet, Inc. (b)	28,969	902,964
j2 Global, Inc.	9,042	744,337
Jack Henry & Associates, Inc.	15,762	1,230,382
Lexmark International, Inc. Class A	12,231	396,896
Manhattan Associates, Inc. (b)	14,452	956,289
MAXIMUS, Inc.	12,935	727,594
Mentor Graphics Corp.	19,913	366,797
NCR Corp. (b)	24,397	596,751
NetScout Systems, Inc. (b)	19,524	599,387
Science Applications International Corp.	8,136	372,466
Synaptics, Inc. (b)	7,172	576,198
Synopsys, Inc. (b)	30,698	1,400,136

		12,292,660

Semiconductors — 2.0%
Advanced Micro Devices, Inc. (a) (b)	125,049	358,891
Atmel Corp.	83,195	716,309
Cree, Inc. (a) (b)	20,464	545,775
Cypress Semiconductor Corp.	65,729	644,801
Fairchild Semiconductor International, Inc. (b)	22,353	462,931
Integrated Device Technology, Inc. (b)	29,000	764,150
Intersil Corp. Class A	26,406	336,941
IPG Photonics Corp. (a) (b)	7,166	638,920
Silicon Laboratories, Inc. (b)	7,608	369,292
SunEdison, Inc. (a) (b)	62,782	319,560
Teradyne, Inc.	40,470	836,515

		5,994,085

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 4.8%
ACI Worldwide, Inc. (b)	23,328	$499,219
Acxiom Corp. (b)	15,424	322,670
Allscripts Healthcare Solutions, Inc. (b)	37,448	575,950
ANSYS, Inc. (b)	17,547	1,623,098
Broadridge Financial Solutions, Inc.	23,400	1,257,282
CDK Global, Inc.	31,357	1,488,517
CommVault Systems, Inc. (b)	8,410	330,934
Fair Isaac Corp.	6,157	579,866
Leidos Holdings, Inc.	12,590	708,313
MSCI, Inc.	18,284	1,318,825
PTC, Inc. (b)	22,599	782,603
SolarWinds, Inc. (b)	12,244	721,172
Solera Holdings, Inc.	13,307	729,623
SYNNEX Corp.	5,744	516,558
Tyler Technologies, Inc. (b)	6,412	1,117,740
The Ultimate Software Group, Inc. (b)	5,668	1,108,151
VeriFone Systems, Inc. (b)	22,568	632,355

		14,312,876

		32,599,621

Utilities — 4.7%
Electric — 2.5%
Alliant Energy Corp.	22,424	1,400,379
Black Hills Corp.	10,109	469,361
Cleco Corp.	11,894	620,986
Great Plains Energy, Inc.	30,546	834,211
Hawaiian Electric Industries, Inc.	21,308	616,866
IDACORP, Inc.	9,884	672,112
MDU Resources Group, Inc.	38,815	711,091
OGE Energy Corp.	39,416	1,036,247
Talen Energy Corp. (b)	12,370	77,065
Westar Energy, Inc.	27,781	1,178,192

		7,616,510

Gas — 1.8%
Atmos Energy Corp.	20,083	1,266,032
Energen Corp.	15,567	638,091
ONE Gas, Inc.	10,260	514,744
PNM Resources, Inc.	15,733	480,958
UGI Corp.	33,977	1,147,064
Vectren Corp.	16,215	687,840
WGL Holdings, Inc.	9,810	617,932

		5,352,661

Water — 0.4%
Aqua America, Inc.	34,811	1,037,368

		14,006,539

TOTAL COMMON STOCK (Cost $284,897,685)		290,582,036

	Number of Shares	Value
TOTAL EQUITIES (Cost $284,897,685)		$290,582,036

MUTUAL FUNDS — 3.3%
Diversified Financial — 3.3%
State Street Navigator Securities Lending Prime Portfolio (c)	10,025,316	10,025,316

TOTAL MUTUAL FUNDS (Cost $10,025,316)		10,025,316

TOTAL LONG-TERM INVESTMENTS (Cost $294,923,001)		300,607,352

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/2015, 0.010%, due 1/04/16 (d)	$7,990,335	7,990,335

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	19,185	19,185

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (e) 0.000% 3/31/16	555,000	554,766

TOTAL SHORT-TERM INVESTMENTS (Cost $8,564,454)		8,564,286

TOTAL INVESTMENTS — 103.3% (Cost $303,487,455) (f)		309,171,638

Other Assets/(Liabilities) — (3.3)%		(9,948,968)

NET ASSETS — 100.0%		$299,222,670

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $9,737,629 or 3.25% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Maturity value of $7,990,344. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $8,154,182.
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 2.6%
Chemicals — 1.6%
A. Schulman, Inc.	4,695	$143,855
Aceto Corp.	4,709	127,049
American Vanguard Corp.	4,652	65,175
Axiall Corp.	11,257	173,358
Balchem Corp.	4,995	303,696
Chemtura Corp. (a)	10,855	296,016
Ferro Corp. (a)	11,685	129,937
H.B. Fuller Co.	8,112	295,845
Hawkins, Inc.	1,700	60,809
Innophos Holdings, Inc.	3,189	92,417
Innospec, Inc.	3,922	213,004
Intrepid Potash, Inc. (a)	9,338	27,547
KMG Chemicals, Inc.	1,538	35,405
Kraton Performance Polymers, Inc. (a)	5,082	84,412
Kronos Worldwide, Inc. (b)	3,377	19,046
Landec Corp. (a)	4,416	52,241
Minerals Technologies, Inc.	5,579	255,853
Oil-Dri Corp. of America	819	30,164
Olin Corp.	26,569	458,581
OMNOVA Solutions, Inc. (a)	7,678	47,066
PolyOne Corp.	14,360	456,074
Quaker Chemical Corp.	2,158	166,727
Rayonier Advanced Materials, Inc. (b)	6,491	63,547
Rentech, Inc. (a)	3,668	12,911
Sensient Technologies Corp.	7,548	474,165
Stepan Co.	3,121	155,082
Tronox Ltd. Class A	10,134	39,624
Univar, Inc. (a)	6,518	110,871
Valhi, Inc. (b)	2,815	3,772

		4,394,249

Forest Products & Paper — 0.4%
Clearwater Paper Corp. (a)	2,861	130,261
Deltic Timber Corp.	1,774	104,435
KapStone Paper and Packaging Corp.	13,681	309,054
Neenah Paper, Inc.	2,696	168,311
Orchids Paper Products Co.	1,502	46,442
P.H. Glatfelter Co.	7,004	129,154
Schweitzer-Mauduit International, Inc.	4,918	206,507
Veritiv Corp. (a)	1,333	48,281
Wausau Paper Corp.	6,571	67,221
Xerium Technologies, Inc. (a)	1,775	21,034

		1,230,700

Iron & Steel — 0.2%
AK Steel Holding Corp. (a) (b)	28,390	63,594
Carpenter Technology Corp.	8,089	244,854
Cliffs Natural Resources, Inc. (b)	24,113	38,098

	Number of Shares	Value
Olympic Steel, Inc.	1,530	$17,717
Ryerson Holding Corp. (a) (b)	1,907	8,906
Schnitzer Steel Industries, Inc. Class A	4,237	60,886

		434,055

Mining — 0.4%
Century Aluminum Co. (a) (b)	8,025	35,470
Coeur d’Alene Mines Corp. (a) (b)	22,252	55,185
Energy Fuels, Inc. (a) (b)	7,045	20,783
Ferroglobe PLC	10,552	113,434
Hecla Mining Co.	60,044	113,483
Horsehead Holding Corp. (a) (b)	9,306	19,077
Kaiser Aluminum Corp.	2,772	231,905
Materion Corp.	3,262	91,336
Ring Energy, Inc. (a)	3,976	28,031
Stillwater Mining Co. (a)	19,333	165,684
United States Lime & Minerals, Inc.	334	18,357
Uranium Energy Corp. (a) (b)	16,048	17,011
US Silica Holdings, Inc. (b)	8,642	161,865

		1,071,621

		7,130,625

Communications — 6.0%
Advertising — 0.1%
EVINE Live, Inc. (a)	8,113	14,441
Harte-Hanks, Inc.	7,692	24,922
Journal Media Group, Inc.	3,995	48,020
Marchex, Inc. Class B	5,279	20,535
Marin Software, Inc. (a)	4,947	17,710
MDC Partners, Inc. Class A	7,027	152,627
Sizmek, Inc. (a)	3,488	12,731

		290,986

Internet — 2.1%
1-800-Flowers.com, Inc. Class A (a)	3,947	28,734
Angie’s List, Inc. (a) (b)	7,049	65,908
Bankrate, Inc. (a)	10,778	143,347
Barracuda Networks, Inc. (a)	1,270	23,724
Bazaarvoice, Inc. (a) (b)	9,688	42,433
Blucora, Inc. (a)	6,561	64,298
Blue Nile, Inc. (a)	1,903	70,658
Boingo Wireless, Inc. (a)	5,747	38,045
Box, Inc. (a) (b)	2,121	29,609
Brightcove, Inc. (a)	5,147	31,911
ChannelAdvisor Corp. (a)	3,455	47,852
Chegg, Inc. (a) (b)	12,361	83,190
Cogent Communications Group, Inc.	7,389	256,324
Comscore, Inc. (a)	5,566	229,041
Connecture, Inc. (a)	1,040	3,754
Constant Contact, Inc. (a)	5,194	151,873
Corindus Vascular Robotics, Inc. (a) (b)	3,919	12,580
DHI Group, Inc. (a)	7,110	65,199

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Endurance International Group Holdings, Inc. (a) (b)	9,480	$103,616
ePlus, Inc. (a)	908	84,680
Etsy, Inc. (a)	3,282	27,109
FTD Cos., Inc. (a)	2,941	76,966
Global Eagle Entertainment, Inc. (a)	7,463	73,660
GrubHub, Inc. (a) (b)	12,152	294,078
HealthStream, Inc. (a)	4,098	90,156
Internap Corp. (a)	8,725	55,840
IntraLinks Holdings, Inc. (a)	6,397	58,021
Limelight Networks, Inc. (a)	9,822	14,340
Lionbridge Technologies, Inc. (a)	10,550	51,801
Liquidity Services, Inc. (a)	3,826	24,869
Marketo, Inc. (a)	5,632	161,695
MaxPoint Interactive, Inc. (a) (b)	1,184	2,025
ModusLink Global Solutions, Inc. (a) (b)	6,794	16,849
New Media Investment Group, Inc.	7,234	140,774
NIC, Inc.	10,585	208,313
Nutrisystem, Inc.	4,688	101,448
OPOWER, Inc. (a) (b)	4,290	45,302
Overstock.com, Inc. (a)	1,987	24,400
Perficient, Inc. (a)	5,735	98,183
Q2 Holdings, Inc. (a)	3,151	83,092
QuinStreet, Inc. (a)	5,900	25,311
Quotient Technology, Inc. (a) (b)	9,758	66,550
Rapid7, Inc. (a) (b)	1,255	18,988
RealNetworks, Inc. (a)	3,917	16,647
Reis, Inc.	1,336	31,703
RetailMeNot, Inc. (a)	6,124	60,750
RingCentral, Inc. Class A (a)	8,661	204,226
The Rubicon Project, Inc. (a)	4,094	67,346
Safeguard Scientifics, Inc. (a)	3,396	49,276
Shutterfly, Inc. (a)	5,667	252,522
Shutterstock, Inc. (a) (b)	3,175	102,680
SPS Commerce, Inc. (a)	2,669	187,391
Stamps.com, Inc. (a)	2,303	252,432
TechTarget, Inc. (a)	3,221	25,865
TeleCommunication Systems, Inc. Class A (a)	7,999	39,755
Textura Corp. (a) (b)	3,172	68,452
Travelzoo, Inc. (a)	1,031	8,630
TrueCar, Inc. (a) (b)	7,821	74,612
TubeMogul, Inc. (a) (b)	2,483	33,769
United Online, Inc. (a)	2,424	28,579
VASCO Data Security International, Inc. (a) (b)	4,735	79,217
VirnetX Holding Corp. (a) (b)	7,514	19,311
Wayfair, Inc. Class A (a) (b)	3,241	154,336
Web.com Group, Inc. (a)	7,085	141,771
WebMD Health Corp. (a)	6,102	294,727
Wix.com Ltd. (a)	3,002	68,296
XO Group, Inc. (a)	4,239	68,078

	Number of Shares	Value
Zendesk, Inc. (a)	8,687	$229,684
Zix Corp. (a)	9,168	46,573

		5,943,174

Media — 1.1%
Acacia Research	8,362	35,873
Central European Media Enterprises Ltd. Class A (a) (b)	12,187	32,783
Crown Media Holdings, Inc. Class A (a)	5,489	30,793
Cumulus Media, Inc. Class A (a)	22,745	7,508
Daily Journal Corp. (a) (b)	179	36,158
The E.W. Scripps Co. Class A	9,475	180,025
Entercom Communications Corp. Class A (a)	4,187	47,020
Entravision Communications Corp. Class A	10,274	79,213
Gray Television, Inc. (a)	10,211	166,439
Hemisphere Media Group, Inc. (a) (b)	1,635	24,116
Houghton Mifflin Harcourt Co. (a)	22,036	479,944
Media General, Inc. (a)	15,488	250,131
Meredith Corp.	5,898	255,089
The New York Times Co. Class A	22,229	298,313
Nexstar Broadcasting Group, Inc. Class A (b)	5,026	295,026
Saga Communications, Inc. Class A	609	23,416
Scholastic Corp.	4,312	166,271
Sinclair Broadcast Group, Inc. Class A	10,655	346,714
Time, Inc.	17,608	275,917
Townsquare Media, Inc. (a)	1,029	12,307
Tribune Publishing Co.	4,186	38,595
World Wrestling Entertainment, Inc. Class A (b)	4,853	86,578

		3,168,229

Telecommunications — 2.7%
8x8, Inc. (a)	14,272	163,414
ADTRAN, Inc.	7,991	137,605
Aerohive Networks, Inc. (a) (b)	3,762	19,224
Alliance Fiber Optic Products, Inc.	2,364	35,838
Anixter International, Inc. (a)	4,583	276,767
Atlantic Tele-Network, Inc.	1,660	129,862
Black Box Corp.	2,525	24,063
CalAmp Corp. (a)	5,866	116,909
Calix, Inc. (a)	7,028	55,310
Ciena Corp. (a)	19,843	410,552
Cincinnati Bell, Inc. (a)	33,542	120,751
Clearfield, Inc. (a) (b)	1,856	24,889
Comtech Telecommunications Corp.	2,570	51,631
Consolidated Communications Holdings, Inc.	8,089	169,465
Contra Leap Wireless (c)	3,887	-
DigitalGlobe, Inc. (a)	11,729	183,676
EarthLink Holdings Corp.	16,688	123,992

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Extreme Networks, Inc. (a)	15,994	$65,256
Fairpoint Communications, Inc. (a)	3,313	53,240
Finisar Corp. (a)	16,798	244,243
General Communication, Inc. Class A (a)	5,675	112,251
Gigamon, Inc. (a)	4,427	117,625
Globalstar, Inc. (a) (b)	77,153	111,100
Gogo, Inc. (a) (b)	9,088	161,766
GTT Communications, Inc. (a)	3,910	66,705
Harmonic, Inc. (a)	14,117	57,456
Hawaiian Telcom Holdco, Inc. (a)	1,842	45,792
HC2 Holdings, Inc. (a) (b)	4,225	22,350
IDT Corp. Class B	2,751	32,077
Infinera Corp. (a) (b)	21,404	387,840
Inteliquent, Inc.	5,438	96,633
Intelsat SA (a) (b)	4,679	19,465
InterDigital, Inc.	5,797	284,285
Iridium Communications, Inc. (a) (b)	13,314	111,971
Ixia (a)	9,824	122,112
KVH Industries, Inc. (a)	2,666	25,114
Loral Space & Communications, Inc. (a)	2,117	86,183
Lumos Networks Corp.	3,593	40,242
Mastec, Inc. (a)	10,704	186,036
NeoPhotonics Corp. (a)	4,558	49,500
NETGEAR, Inc. (a)	5,195	217,722
NeuStar, Inc. Class A (a) (b)	8,951	214,555
Novatel Wireless, Inc. (a) (b)	6,372	10,641
NTELOS Holdings Corp. (a)	2,890	26,415
Oclaro, Inc. (a) (b)	15,670	54,532
ORBCOMM, Inc. (a)	9,557	69,193
Plantronics, Inc.	5,649	267,876
Polycom, Inc. (a)	21,835	274,903
Preformed Line Products Co.	442	18,608
RigNet, Inc. (a)	1,990	41,173
Ruckus Wireless, Inc. (a)	12,203	130,694
Shenandoah Telecom Co.	3,874	166,776
ShoreTel, Inc. (a)	10,467	92,633
Sonus Networks, Inc. (a)	7,839	55,892
Spok Holdings, Inc.	3,564	65,292
Straight Path Communications, Inc. Class B (a) (b)	1,504	25,779
TeleNav, Inc. (a)	4,440	25,264
Ubiquiti Networks, Inc. (a) (b)	4,949	156,834
ViaSat, Inc. (a) (b)	6,873	419,322
Vonage Holdings Corp. (a)	30,031	172,378
West Corp.	8,448	182,223
Windstream Holdings, Inc. (b)	16,345	105,262

		7,337,157

		16,739,546

	Number of Shares	Value
Consumer, Cyclical — 12.4%
Airlines — 0.4%
Allegiant Travel Co.	2,164	$363,184
Hawaiian Holdings, Inc. (a)	7,689	271,652
Republic Airways Holdings, Inc. (a)	8,097	31,821
SkyWest, Inc.	8,341	158,646
Virgin America, Inc. (a) (b)	4,061	146,237

		971,540

Apparel — 0.7%
Ascena Retail Group, Inc. (a)	27,559	271,456
Cherokee, Inc. (a)	1,389	23,960
Crocs, Inc. (a)	12,456	127,550
Deckers Outdoor Corp. (a)	5,249	247,753
G-III Apparel Group Ltd. (a)	6,405	283,485
Iconix Brand Group, Inc. (a) (b)	7,807	53,322
Oxford Industries, Inc.	2,374	151,509
Perry Ellis International, Inc. (a)	1,983	36,527
Sequential Brands Group, Inc. (a) (b)	5,841	46,202
Steven Madden Ltd. (a)	9,042	273,249
Superior Uniform Group, Inc.	1,202	20,410
Unifi, Inc. (a)	2,369	66,687
Vince Holding Corp. (a)	2,268	10,387
Weyco Group, Inc.	1,044	27,938
Wolverine World Wide, Inc.	16,575	276,968

		1,917,403

Auto Manufacturers — 0.1%
Blue Bird Corp. (a)	750	7,605
Navistar International Corp. (a) (b)	8,183	72,338
Wabash National Corp. (a)	11,003	130,165

		210,108

Automotive & Parts — 1.0%
Accuride Corp. (a)	6,339	10,523
American Axle & Manufacturing Holdings, Inc. (a)	12,157	230,254
Commercial Vehicle Group, Inc. (a)	4,846	13,375
Cooper Tire & Rubber Co.	9,246	349,961
Cooper-Standard Holding, Inc. (a)	2,194	170,232
Dana Holding Corp.	24,604	339,535
Dorman Products, Inc. (a) (b)	4,320	205,070
Douglas Dynamics, Inc.	3,606	75,978
Federal-Mogul Corp. (a) (b)	4,960	33,976
Gentherm, Inc. (a)	5,764	273,214
Horizon Global Corp. (a)	2,996	31,069
Meritor, Inc. (a)	15,599	130,252
Metaldyne Performance Group, Inc.	1,880	34,479
Miller Industries, Inc.	1,853	40,358
Modine Manufacturing Co. (a)	7,680	69,504
Motorcar Parts of America, Inc. (a)	2,908	98,320
Standard Motor Products, Inc.	3,226	122,749
Strattec Security Corp.	590	33,329
Superior Industries International, Inc.	3,757	69,204

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tenneco, Inc. (a)	9,312	$427,514
Titan International, Inc. (b)	7,204	28,384
Tower International, Inc.	3,420	97,709

		2,884,989

Distribution & Wholesale — 0.9%
Beacon Roofing Supply, Inc. (a)	7,965	327,999
Castle Brands, Inc. (a) (b)	11,283	13,878
Core-Mark Holding Co., Inc.	3,709	303,916
Essendant, Inc.	6,153	200,034
MRC Global, Inc. (a)	16,507	212,940
Owens & Minor, Inc.	10,185	366,456
Pool Corp.	7,011	566,349
Rentrak Corp. (a)	2,055	97,674
ScanSource, Inc. (a)	4,305	138,707
Tech Data Corp. (a)	5,895	391,310

		2,619,263

Entertainment — 1.1%
AMC Entertainment Holdings, Inc. Class A	3,417	82,008
Ascent Media Corp. Series A (a)	2,192	36,650
Carmike Cinemas, Inc. (a)	3,961	90,865
Churchill Downs, Inc.	2,047	289,630
DreamWorks Animation SKG, Inc. Class A (a) (b)	12,198	314,343
Eldorado Resorts, Inc. (a)	4,472	49,192
Empire Resorts, Inc. (a) (b)	469	8,446
Eros International PLC (a) (b)	4,618	42,255
International Speedway Corp. Class A	4,512	152,145
Isle of Capri Casinos, Inc. (a)	3,623	50,468
Marriott Vacations Worldwide Corp.	4,177	237,880
National CineMedia, Inc.	9,963	156,519
Penn National Gaming, Inc. (a)	12,815	205,296
Pinnacle Entertainment, Inc. (a)	9,727	302,704
Reading International, Inc. Series A (a)	2,619	34,335
Scientific Games Corp. Class A (a) (b)	7,998	71,742
SeaWorld Entertainment, Inc. (b)	11,054	217,653
Speedway Motorsports, Inc.	1,848	38,291
Vail Resorts, Inc.	5,863	750,405

		3,130,827

Home Builders — 0.8%
Beazer Homes USA, Inc. (a)	5,214	59,909
CalAtlantic Group, Inc.	12,391	469,867
Cavco Industries, Inc. (a)	1,435	119,550
Century Communities, Inc. (a)	2,506	44,381
Green Brick Partners, Inc. (a)	3,532	25,430
Hovnanian Enterprises, Inc. Class A (a) (b)	19,536	35,360
Installed Building Products, Inc. (a)	3,201	79,481
KB Home (b)	13,091	161,412
LGI Homes, Inc. (a) (b)	2,223	54,086
M.D.C. Holdings, Inc.	6,258	159,767

	Number of Shares	Value
M/I Homes, Inc. (a)	3,966	$86,935
Meritage Home Corp. (a)	6,367	216,414
The New Home Co., Inc. (a)	1,771	22,952
Taylor Morrison Home Corp. Class A (a)	5,252	84,032
TRI Pointe Group, Inc. (a)	26,005	329,483
WCI Communities, Inc. (a)	2,452	54,630
William Lyon Homes Class A (a)	3,196	52,734
Winnebago Industries, Inc. (b)	4,362	86,804

		2,143,227

Home Furnishing — 0.3%
American Woodmark Corp. (a)	2,075	165,959
Bassett Furniture Industries, Inc.	1,766	44,291
DTS, Inc. (a)	2,831	63,924
Ethan Allen Interiors, Inc. (b)	4,121	114,646
Flexsteel Industries, Inc.	959	42,369
Hooker Furniture Corp.	1,714	43,261
Kimball International, Inc. Class B	5,471	53,452
La-Z-Boy, Inc.	8,284	202,295
Universal Electronics, Inc. (a)	2,329	119,594
VOXX International Corp. (a)	3,180	16,727

		866,518

Housewares — 0.1%
Libbey, Inc.	3,528	75,217
Lifetime Brands, Inc.	1,734	22,993
National Presto Industries, Inc.	777	64,382

		162,592

Leisure Time — 0.4%
Arctic Cat, Inc.	2,138	35,021
Black Diamond, Inc. (a)	3,632	16,054
Callaway Golf Co.	12,612	118,805
ClubCorp Holdings, Inc.	7,131	130,284
Diamond Resorts International, Inc. (a) (b)	6,734	171,784
Escalade, Inc.	1,657	21,955
Fox Factory Holding Corp. (a)	2,690	44,466
Interval Leisure Group, Inc.	6,338	98,936
Johnson Outdoors, Inc.	834	18,256
Malibu Boats, Inc. (a)	2,841	46,507
Marine Products Corp.	1,858	11,222
MCBC Holdings, Inc. (a)	1,090	14,933
Nautilus, Inc. (a)	5,073	84,821
Performance Sports Group Ltd. (a)	7,273	70,039
Planet Fitness, Inc. Class A (a)	2,456	38,387
Travelport Worldwide Ltd.	16,937	218,487

		1,139,957

Lodging — 0.3%
Belmond Ltd. (a)	15,541	147,639
Boyd Gaming Corp. (a)	12,806	254,455
Caesars Entertainment Corp. (a) (b)	8,883	70,087
Intrawest Resorts Holdings, Inc. (a)	2,989	23,374

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
La Quinta Holdings, Inc. (a)	15,143	$206,096
Marcus Corp.	2,911	55,222
Monarch Casino & Resort, Inc. (a)	1,608	36,534
Morgans Hotel Group Co. (a)	4,548	15,327

		808,734

Office Furnishings — 0.4%
Herman Miller, Inc.	9,641	276,697
HNI Corp.	7,150	257,829
Interface, Inc.	10,680	204,415
Knoll, Inc.	7,830	147,204
Steelcase, Inc. Class A	13,357	199,019

		1,085,164

Retail — 5.6%
Abercrombie & Fitch Co. Class A (b)	11,170	301,590
America’s Car-Mart, Inc. (a)	1,414	37,740
American Eagle Outfitters, Inc. (b)	31,458	487,599
Asbury Automotive Group, Inc. (a)	4,091	275,897
Barnes & Noble Education, Inc. (a)	5,054	50,287
Barnes & Noble, Inc.	8,156	71,039
bebe stores, Inc. (b)	4,543	2,567
Big 5 Sporting Goods Corp.	2,886	28,831
Big Lots, Inc.	8,012	308,783
Biglari Holdings, Inc. (a)	268	87,320
BJ’s Restaurants, Inc. (a)	3,477	151,145
Bloomin’ Brands, Inc.	19,929	336,601
BMC Stock Holdings, Inc. (a)	6,008	100,634
Bob Evans Farms, Inc.	3,342	129,837
Bojangles’, Inc. (a) (b)	1,382	21,932
Boot Barn Holdings, Inc. (a)	1,966	24,162
Bravo Brio Restaurant Group, Inc. (a)	2,393	21,537
The Buckle, Inc. (b)	4,594	141,403
Buffalo Wild Wings, Inc. (a)	3,055	487,731
Build-A-Bear Workshop, Inc. (a)	2,309	28,262
Burlington Stores, Inc. (a)	12,146	521,063
Caleres, Inc.	7,023	188,357
Carrols Restaurant Group, Inc. (a)	5,671	66,578
Casey’s General Stores, Inc.	6,251	752,933
Cash America International, Inc.	4,087	122,406
The Cato Corp. Class A	4,262	156,927
The Cheesecake Factory, Inc.	7,837	361,364
Chico’s FAS, Inc.	23,024	245,666
The Children’s Place Retail Store, Inc.	3,302	182,270
Christopher & Banks Corp. (a) (b)	5,482	9,045
Chuy’s Holdings, Inc. (a) (b)	2,659	83,333
Citi Trends, Inc.	2,457	52,211
Columbia Sportswear Co.	4,642	226,344
Conn’s, Inc. (a) (b)	3,906	91,674
The Container Store Group, Inc. (a) (b)	2,604	21,353
Cracker Barrel Old Country Store, Inc. (b)	3,084	391,144
Dave & Buster’s Entertainment, Inc. (a)	3,683	153,728

	Number of Shares	Value
Del Frisco’s Restaurant Group, Inc. (a)	3,862	$61,869
Denny’s Corp. (a)	13,656	134,238
Destination XL Group, Inc. (a)	5,929	32,728
DineEquity, Inc.	2,742	232,165
Duluth Holdings, Inc. (a) (b)	1,204	17,566
El Pollo Loco Holdings, Inc. (a) (b)	2,212	27,938
Express, Inc. (a)	13,668	236,183
EZCORP, Inc. (a)	8,541	42,620
Fiesta Restaurant Group, Inc. (a)	4,341	145,858
The Finish Line, Inc. Class A	7,464	134,949
First Cash Financial Services, Inc. (a)	4,514	168,959
Five Below, Inc. (a) (b)	8,746	280,747
Flex Pharma, Inc. (a) (b)	805	10,022
Fogo De Chao, Inc. (a) (b)	783	11,870
Francesca’s Holdings Corp. (a)	6,849	119,241
Fred’s, Inc. Class A	6,015	98,466
Freshpet, Inc. (a) (b)	3,270	27,762
Genesco, Inc. (a)	3,858	219,250
Group 1 Automotive, Inc.	3,751	283,951
Guess?, Inc. (b)	9,927	187,422
The Habit Restaurants, Inc. Class A (a) (b)	1,820	41,969
Haverty Furniture Cos., Inc.	3,265	70,002
Hibbett Sports, Inc. (a) (b)	3,675	111,132
HSN, Inc.	5,252	266,119
Insight Enterprises, Inc. (a)	6,211	156,020
J Alexander’s Holdings, Inc. (a)	2,152	23,500
Jack in the Box, Inc.	6,014	461,334
Jamba, Inc. (a) (b)	2,062	27,816
Kirkland’s, Inc.	2,841	41,195
Kona Grill, Inc. (a) (b)	1,354	21,474
Krispy Kreme Doughnuts, Inc. (a)	10,495	158,160
Lands’ End, Inc. (a) (b)	2,623	61,483
Lithia Motors, Inc. Class A	3,662	390,626
Lumber Liquidators Holdings, Inc. (a) (b)	4,321	75,013
MarineMax, Inc. (a)	4,094	75,411
Mattress Firm Holding Corp. (a) (b)	3,317	148,038
The Men’s Wearhouse, Inc.	7,827	114,900
Movado Group, Inc.	2,561	65,843
Noodles & Co. (a) (b)	1,864	18,062
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	1,712	29,121
Papa John’s International, Inc.	4,679	261,416
Papa Murphy’s Holdings, Inc. (a) (b)	1,460	16,440
Party City Holdco, Inc. (a) (b)	4,116	53,138
PC Connection, Inc.	1,698	38,443
The PEP Boys-Manny, Moe & Jack (a)	8,688	159,946
Pier 1 Imports, Inc. (b)	14,564	74,131
Popeyes Louisiana Kitchen, Inc. (a)	3,738	218,673
Potbelly Corp. (a) (b)	3,483	40,786
PriceSmart, Inc.	3,143	260,838
Red Robin Gourmet Burgers, Inc. (a)	2,289	141,323

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regis Corp. (a)	5,795	$81,999
Restoration Hardware Holdings, Inc. (a) (b)	5,375	427,044
Ruby Tuesday, Inc. (a)	10,185	56,119
Rush Enterprises, Inc. Class A (a)	5,748	125,824
Ruth’s Hospitality Group, Inc.	5,649	89,932
Select Comfort Corp. (a)	8,459	181,107
Shake Shack, Inc. (a) (b)	912	36,115
Shoe Carnival, Inc.	2,372	55,030
Sonic Automotive, Inc. Class A	5,344	121,629
Sonic Corp.	8,403	271,501
Sportsman’s Warehouse Holdings, Inc. (a) (b)	2,955	38,120
Stage Stores, Inc. (b)	5,247	47,800
Stein Mart, Inc.	4,608	31,012
Systemax, Inc. (a)	1,875	16,125
Texas Roadhouse, Inc.	11,251	402,448
Tile Shop Holdings, Inc. (a) (b)	4,346	71,274
Tilly’s, Inc. (a)	1,916	12,703
Titan Machinery, Inc. (a) (b)	2,859	31,249
Tuesday Morning Corp. (a)	7,006	45,539
Vera Bradley, Inc. (a)	3,395	53,505
Vitamin Shoppe, Inc. (a)	4,762	155,717
West Marine, Inc. (a)	2,973	25,241
Wingstop, Inc. (a) (b)	1,107	25,251
Winmark Corp.	348	32,367
Zoe’s Kitchen, Inc. (a) (b)	3,128	87,521
Zumiez, Inc. (a)	3,257	49,246

		15,388,867

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	7,355	228,961
Wesco Aircraft Holdings, Inc. (a)	9,974	119,389

		348,350

Textiles — 0.2%
Culp, Inc.	1,701	43,324
G&K Services, Inc. Class A	3,233	203,356
Tumi Holdings, Inc. (a)	9,077	150,951
UniFirst Corp.	2,399	249,976

		647,607

Toys, Games & Hobbies — 0.0%
JAKKS Pacific, Inc. (a) (b)	3,000	23,880

		34,349,026

Consumer, Non-cyclical — 22.7%
Agriculture — 0.3%
Alico, Inc. (b)	639	24,723
Limoneira Co. (b)	1,813	27,086
MGP Ingredients, Inc.	1,611	41,805
Tejon Ranch Co. (a)	2,261	43,298
The Andersons, Inc.	4,603	145,593
Universal Corp. (b)	3,647	204,524
Vector Group Ltd. (b)	13,784	325,165

		812,194

	Number of Shares	Value
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	1,469	$296,606
Coca-Cola Bottling Co. Consolidated	753	137,430
Craft Brew Alliance, Inc. (a)	1,759	14,723
Farmer Bros Co. (a)	1,231	39,724
National Beverage Corp. (a)	1,843	83,746

		572,229

Biotechnology — 3.7%
Abeona Therapeutics, Inc. (a) (b)	1,961	6,589
Acceleron Pharma, Inc. (a)	3,510	171,148
Acorda Therapeutics, Inc. (a)	6,918	295,952
Aduro Biotech, Inc. (a) (b)	1,334	37,539
Advaxis, Inc. (a) (b)	4,921	49,505
Aegerion Pharmaceuticals, Inc. (a) (b)	4,135	41,763
Affimed NV (a) (b)	2,538	18,071
Affymetrix, Inc. (a) (b)	12,531	126,438
Agenus, Inc. (a)	12,465	56,591
Alder Biopharmaceuticals, Inc. (a)	3,786	125,052
AMAG Pharmaceuticals, Inc. (a)	5,581	168,490
ANI Pharmaceuticals, Inc. (a) (b)	1,248	56,316
Applied Genetic Technologies Corp. (a)	1,449	29,560
Arcadia Biosciences, Inc. (a) (b)	1,423	4,326
Ardelyx, Inc. (a)	2,631	47,674
Arena Pharmaceuticals, Inc. (a) (b)	38,810	73,739
ARIAD Pharmaceuticals, Inc. (a) (b)	27,109	169,431
Assembly Biosciences, Inc. (a)	2,274	17,078
Asterias Biotherapeutics, Inc. (a) (b)	1,764	6,932
Atara Biotherapeutics, Inc. (a)	2,680	70,779
Avalanche Biotechnologies, Inc. (a) (b)	3,076	29,283
Bellicum Pharmaceuticals, Inc. (a) (b)	1,370	27,770
BioCryst Pharmaceuticals, Inc. (a)	11,740	121,157
Biotime, Inc. (a) (b)	9,341	38,298
Blueprint Medicines Corp. (a) (b)	1,542	40,616
Cambrex Corp. (a)	5,057	238,134
Celldex Therapeutics, Inc. (a) (b)	15,923	249,673
Cellular Biomedicine Group, Inc. (a)	1,554	33,395
Coherus Biosciences, Inc. (a)	3,818	87,661
Corium International, Inc. (a) (b)	1,659	13,471
CryoLife, Inc.	4,064	43,810
CTI BioPharma Corp. (a) (b)	33,772	41,540
Curis, Inc. (a)	17,614	51,257
Cytokinetics, Inc. (a)	5,562	58,178
CytomX Therapeutics, Inc. (a) (b)	1,225	25,566
CytRx Corp. (a) (b)	10,441	27,669
Dermira, Inc. (a)	2,504	86,663
Dicerna Pharmaceuticals, Inc. (a)	2,492	29,580
Dimension Therapeutics, Inc. (a) (b)	886	9,994
Dynavax Technologies Corp. (a)	5,934	143,365
Edge Therapeutics, Inc. (a) (b)	1,345	16,812
Epizyme, Inc. (a) (b)	4,651	74,509
Exact Sciences Corp. (a) (b)	15,519	143,240

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Exelixis, Inc. (a) (b)	36,436	$205,499
Fibrocell Science, Inc. (a) (b)	4,177	19,005
Five Prime Therapeutics, Inc. (a)	3,646	151,309
Foundation Medicine, Inc. (a) (b)	1,939	40,835
Galena Biopharma, Inc. (a) (b)	25,521	37,516
Genocea Biosciences, Inc. (a)	3,420	18,023
Geron Corp. (a) (b)	25,614	123,972
Halozyme Therapeutics, Inc. (a)	17,032	295,165
Harvard Bioscience, Inc. (a)	5,370	18,634
Idera Pharmaceuticals, Inc. (a) (b)	13,535	41,823
Immunogen, Inc. (a)	13,943	189,206
Immunomedics, Inc. (a) (b)	15,764	48,395
Innoviva, Inc.	13,770	145,136
Inovio Pharmaceuticals, Inc. (a) (b)	11,540	77,549
Insmed, Inc. (a)	9,952	180,629
Integra LifeSciences Holdings (a)	4,578	310,297
Ironwood Pharmaceuticals, Inc. (a)	20,218	234,327
Karyopharm Therapeutics, Inc. (a) (b)	3,655	48,429
Lexicon Pharmaceuticals, Inc. (a) (b)	6,718	89,417
Ligand Pharmaceuticals, Inc. Class B (a) (b)	2,835	307,371
Lion Biotechnologies, Inc. (a) (b)	7,158	55,260
Loxo Oncology, Inc. (a) (b)	1,464	41,651
MacroGenics, Inc. (a)	5,101	157,978
Merrimack Pharmaceuticals, Inc. (a) (b)	18,579	146,774
Momenta Pharmaceuticals, Inc. (a)	9,891	146,782
Myriad Genetics, Inc. (a)	11,172	482,183
NeoGenomics, Inc. (a)	8,560	67,367
NewLink Genetics Corp. (a) (b)	3,364	122,416
Nivalis Therapeutics, Inc. (a)	779	6,029
Novavax, Inc. (a)	43,090	361,525
Ocata Therapeutics, Inc. (a)	6,672	56,178
Omeros Corp. (a) (b)	6,113	96,157
OncoMed Pharmaceuticals, Inc. (a) (b)	2,682	60,452
Oncothyreon, Inc. (a)	15,026	33,358
Organovo Holdings, Inc. (a) (b)	15,022	37,405
OvaScience, Inc. (a) (b)	3,875	37,859
Pacific Biosciences of California, Inc. (a) (b)	9,796	128,621
Paratek Pharmaceuticals, Inc. (a)	1,911	36,252
PDL BioPharma, Inc.	26,601	94,168
Peregrine Pharmaceuticals, Inc. (a) (b)	33,011	38,623
Pfenex, Inc. (a)	2,648	32,782
Prothena Corp. PLC (a)	5,029	342,525
PTC Therapeutics, Inc. (a)	5,477	177,455
REGENXBIO, Inc. (a) (b)	1,160	19,256
Repligen Corp. (a)	5,314	150,333
Retrophin, Inc. (a)	5,670	109,374
RTI Biologics, Inc. (a)	9,002	35,738
Sage Therapeutics, Inc. (a)	2,232	130,126
Sangamo Biosciences, Inc. (a)	11,264	102,840
Second Sight Medical Products, Inc. (a) (b)	1,995	11,751

	Number of Shares	Value
Sequenom, Inc. (a) (b)	19,341	$31,719
Spark Therapeutics, Inc. (a) (b)	1,289	58,405
Spectrum Pharmaceuticals, Inc. (a) (b)	10,651	64,226
Stemline Therapeutics, Inc. (a)	2,493	15,731
Theravance Biopharma, Inc. (a) (b)	4,581	75,083
Tobira Therapeutics, Inc. (a) (b)	457	4,593
Trovagene, Inc. (a) (b)	4,721	25,493
Ultragenyx Pharmaceutical, Inc. (a)	6,189	694,282
Veracyte, Inc. (a) (b)	2,294	16,517
Verastem, Inc. (a)	5,077	9,443
Versartis, Inc. (a) (b)	3,689	45,707
XBiotech, Inc. (a) (b)	594	6,457
XOMA Corp. (a) (b)	15,267	20,305
ZIOPHARM Oncology, Inc. (a) (b)	18,558	154,217

		10,328,547

Commercial Services — 5.3%
ABM Industries, Inc.	9,045	257,511
The Advisory Board Co. (a)	6,817	338,191
Alarm.com Holdings, Inc. (a)	1,252	20,883
Albany Molecular Research, Inc. (a) (b)	4,026	79,916
American Public Education, Inc. (a)	2,600	48,386
AMN Healthcare Services, Inc. (a)	7,685	238,619
Apollo Education Group, Inc. (a)	15,276	117,167
Arrowhead Research Corp. (a) (b)	9,438	58,044
Barrett Business Services, Inc.	1,127	49,070
Bridgepoint Education, Inc. (a)	2,732	20,791
Bright Horizons Family Solutions, Inc. (a)	6,033	403,004
Cambium Learning Group, Inc. (a)	1,933	9,375
Capella Education Co.	1,983	91,654
Cardtronics, Inc. (a)	7,205	242,448
Care.com, Inc. (a)	3,151	22,561
Career Education Corp. (a)	10,746	39,008
Carriage Services, Inc.	2,425	58,443
CBIZ, Inc. (a)	7,994	78,821
CDI Corp.	2,338	15,805
CEB, Inc.	5,375	329,971
Chemed Corp.	2,758	413,148
Cimpress NV (a) (b)	5,297	429,799
Civeo Corp.	16,720	23,742
Collectors Universe	1,167	18,089
Convergys Corp.	15,876	395,154
Corvel Corp. (a)	1,368	60,083
CPI Card Group, Inc. (a)	2,766	29,486
CRA International, Inc. (a)	1,432	26,707
Cross Country Healthcare, Inc. (a)	5,206	85,326
Deluxe Corp.	8,028	437,847
DeVry Education Group, Inc. (b)	10,234	259,023
Electro Rent Corp.	2,640	24,288
Euronet Worldwide, Inc. (a)	8,350	604,790

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Everi Holdings, Inc. (a)	10,830	$47,544
EVERTEC, Inc.	10,649	178,264
ExamWorks Group, Inc. (a)	6,683	177,768
Exlservice Holdings, Inc. (a)	5,379	241,678
Exponent, Inc.	4,193	209,440
Forrester Research, Inc.	1,587	45,198
Franklin Covey Co. (a)	1,934	32,375
FTI Consulting, Inc. (a)	6,720	232,915
Grand Canyon Education, Inc. (a)	7,560	303,307
Great Lakes Dredge & Dock Co. (a)	9,970	39,481
Green Dot Corp. Class A (a)	7,320	120,194
H&E Equipment Services, Inc.	5,042	88,134
The Hackett Group, Inc.	3,836	61,645
Healthcare Services Group, Inc.	11,530	402,051
HealthEquity, Inc. (a)	5,865	147,036
Heartland Payment Systems, Inc.	5,890	558,490
Heidrick & Struggles International, Inc.	2,959	80,544
Hill International, Inc. (a)	5,949	23,082
Hillenbrand, Inc.	10,154	300,863
HMS Holdings Corp. (a)	14,321	176,721
Huron Consulting Group, Inc. (a)	3,743	222,334
ICF International, Inc. (a)	3,162	112,441
INC Research Holdings, Inc. Class A (a)	2,097	101,725
Insperity, Inc.	3,130	150,709
James River Group Holdings Ltd.	1,745	58,527
K12, Inc. (a)	5,536	48,717
Kelly Services, Inc. Class A	4,789	77,342
Kforce, Inc.	3,994	100,968
Korn/Ferry International	8,138	270,019
Landauer, Inc. (b)	1,524	50,170
LendingTree, Inc. (a)	1,009	90,084
Liberty Tax, Inc. (b)	965	22,996
LifeLock, Inc. (a) (b)	15,257	218,938
McGrath RentCorp	3,840	96,730
Medifast, Inc.	1,721	52,284
MoneyGram International, Inc. (a)	4,615	28,936
Monro Muffler Brake, Inc.	5,112	338,517
Monster Worldwide, Inc. (a)	14,705	84,260
Multi-Color Corp.	2,041	122,072
National Research Corp. Class A	1,586	25,439
Navigant Consulting, Inc. (a)	7,811	125,445
Neff Corp. Class A (a)	1,820	13,941
NV5 Global, Inc. (a)	848	18,639
On Assignment, Inc. (a)	8,308	373,445
PAREXEL International Corp. (a)	8,878	604,769
Patriot National, Inc. (a) (b)	1,350	9,059
Paylocity Holding Corp. (a)	2,504	101,537
Pendrell Corp. (a)	25,925	12,991
PFSweb, Inc. (a)	2,000	25,740
PHH Corp. (a)	8,045	130,329
Providence Service Corp. (The) (a)	2,214	103,881
Quad/Graphics, Inc.	4,705	43,757
Rent-A-Center, Inc.	8,588	128,562

	Number of Shares	Value
Resources Connection, Inc.	6,090	$99,511
RPX Corp. (a)	8,783	96,613
ServiceSource International, Inc. (a)	9,366	43,177
SFX Entertainment, Inc. (a) (b)	6,743	1,282
Sotheby’s	9,993	257,420
SP Plus Corp. (a)	2,675	63,932
Strayer Education, Inc. (a)	1,778	106,893
Team Health Holdings, Inc. (a)	11,595	508,905
Team, Inc. (a)	3,363	107,481
TeleTech Holdings, Inc.	2,612	72,901
TriNet Group, Inc. (a)	6,667	129,006
TrueBlue, Inc. (a)	6,779	174,627
Universal Technical Institute, Inc.	3,524	16,422
Vectrus, Inc. (a)	1,720	35,931
Viad Corp.	3,248	91,691
Volt Information Sciences, Inc. (a)	1,640	13,350
Weight Watchers International, Inc. (a) (b)	4,464	101,779

		14,680,104

Cosmetics & Personal Care — 0.1%
Elizabeth Arden, Inc. (a)	4,285	42,422
Inter Parfums, Inc.	2,714	64,647
Revlon, Inc. Class A (a)	1,827	50,864

		157,933

Foods — 2.0%
Amplify Snack Brands, Inc. (a) (b)	2,489	28,673
B&G Foods, Inc.	9,362	327,857
Boulder Brands, Inc. (a)	8,846	97,129
Cal-Maine Foods, Inc. (b)	5,064	234,666
Calavo Growers, Inc.	2,383	116,767
The Chefs’ Warehouse, Inc. (a)	2,997	49,990
Dean Foods Co.	15,150	259,823
Diamond Foods, Inc. (a)	4,261	164,262
Fairway Group Holdings Corp. (a) (b)	3,094	2,042
Fresh Del Monte Produce, Inc.	5,374	208,941
The Fresh Market, Inc. (a)	6,971	163,261
Ingles Markets, Inc. Class A	2,161	95,257
Inventure Foods, Inc. (a)	3,262	23,160
J&J Snack Foods Corp.	2,397	279,658
John B Sanfilippo & Son, Inc.	1,337	72,238
Lancaster Colony Corp.	2,984	344,533
Lifeway Foods, Inc. (a)	753	8,358
Performance Food Group Co. (a)	2,678	61,969
Post Holdings, Inc. (a)	9,919	612,002
Sanderson Farms, Inc. (b)	3,597	278,839
Seaboard Corp. (a)	42	121,579
Seneca Foods Corp. Class A (a)	1,183	34,283
Senomyx, Inc. (a) (b)	7,175	27,050
Smart & Final Stores, Inc. (a)	3,897	70,964
Snyders-Lance, Inc.	7,839	268,878
SpartanNash Co.	6,092	131,831
SUPERVALU, Inc. (a)	42,047	285,079

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tootsie Roll Industries, Inc. (b)	2,997	$94,675
TreeHouse Foods, Inc. (a)	6,901	541,452
United Natural Foods, Inc. (a)	8,043	316,573
Village Super Market Class A	1,131	29,802
Weis Markets, Inc.	1,767	78,278

		5,429,869

Health Care – Products — 3.8%
Abaxis, Inc.	3,644	202,898
ABIOMED, Inc. (a)	6,720	606,682
Accelerate Diagnostics, Inc. (a)	3,465	74,463
Accuray, Inc. (a) (b)	12,763	86,150
AngioDynamics, Inc. (a)	4,135	50,199
AtriCure, Inc. (a)	4,595	103,112
Atrion Corp.	230	87,676
BioTelemetry, Inc. (a)	4,278	49,967
Cantel Medical Corp.	5,516	342,764
Cardiovascular Systems, Inc. (a)	5,090	76,961
Cepheid, Inc. (a)	11,545	421,739
Cerus Corp. (a) (b)	15,451	97,650
ConforMIS, Inc. (a) (b)	1,703	29,445
CONMED Corp.	4,458	196,375
Cutera, Inc. (a)	2,027	25,925
Cynosure Inc. Class A (a)	3,583	160,053
EndoChoice Holdings, Inc. (a)	1,019	8,509
Endologix, Inc. (a)	10,914	108,049
Entellus Medical, Inc. (a)	906	15,275
Exactech, Inc. (a)	1,593	28,913
GenMark Diagnostics, Inc. (a)	6,894	53,497
Genomic Health, Inc. (a)	2,874	101,165
Glaukos Corp. (a) (b)	1,079	26,641
Globus Medical, Inc. Class A (a)	11,088	308,468
Haemonetics Corp. (a)	8,292	267,334
Halyard Health, Inc. (a)	7,467	249,472
Hanger, Inc. (a)	5,717	94,045
HeartWare International, Inc. (a)	2,792	140,717
ICU Medical, Inc. (a)	2,284	257,590
Inogen, Inc. (a)	2,548	102,149
Insulet Corp. (a)	9,116	344,676
Intersect ENT, Inc. (a)	2,605	58,612
Invacare Corp.	5,242	91,158
InVivo Therapeutics Holdings Corp. (a) (b)	4,362	31,406
Invuity, Inc. (a) (b)	713	6,289
iRadimed Corp. (a)	486	13,623
K2M Group Holdings, Inc. (a)	2,888	57,009
Lantheus Holdings, Inc. (a)	1,901	6,425
LDR Holding Corp. (a)	4,105	103,077
LeMaitre Vascular, Inc.	1,953	33,689
LivaNova PLC (a)	7,135	423,605
Luminex Corp. (a)	6,954	148,746
Masimo Corp. (a)	7,061	293,102
Medgenics, Inc. (a)	3,572	21,503

	Number of Shares	Value
Meridian Bioscience, Inc.	6,734	$138,182
Merit Medical Systems, Inc. (a)	7,118	132,324
MiMedx Group, Inc. (a) (b)	17,567	164,603
NanoString Technologies, Inc. (a) (b)	2,205	32,436
Natus Medical, Inc. (a)	5,324	255,818
Navidea Biopharmaceuticals, Inc. (a) (b)	24,913	33,134
Novocure Ltd. (a)	1,357	30,343
NuVasive, Inc. (a)	7,774	420,651
NxStage Medical, Inc. (a)	10,223	223,986
Ocular Therapeutix, Inc. (a) (b)	2,451	22,966
OraSure Technologies, Inc. (a)	9,018	58,076
Orthofix International NV (a)	3,037	119,081
Oxford Immunotec Global PLC (a) (b)	3,199	36,788
Penumbra, Inc. (a)	737	39,658
Quidel Corp. (a)	4,659	98,771
Rockwell Medical Technologies, Inc. (a) (b)	8,130	83,251
SeaSpine Holdings Corp. (a)	1,425	24,481
Sientra, Inc. (a)	1,419	8,400
Spectranetics Corp. (a)	6,865	103,387
Staar Surgical Co. (a) (b)	6,377	45,532
STERIS PLC	13,716	1,033,363
SurModics, Inc. (a)	2,056	41,675
Tandem Diabetes Care, Inc. (a)	2,782	32,855
TransEnterix, Inc. (a) (b)	7,426	18,416
Unilife Corp. (a) (b)	18,848	9,332
Utah Medical Products, Inc.	590	34,539
Vascular Solutions, Inc. (a)	2,796	96,154
West Pharmaceutical Services, Inc.	11,567	696,565
Wright Medical Group NV (a)	14,338	346,693
Zeltiq Aesthetics, Inc. (a) (b)	5,220	148,927

		10,537,190

Health Care – Services — 1.8%
AAC Holdings, Inc. (a) (b)	1,255	23,920
Addus HomeCare Corp. (a)	1,010	23,513
Adeptus Health, Inc. (a) (b)	1,016	55,392
Air Methods Corp. (a)	6,345	266,046
Alliance HealthCare Services, Inc. (a)	745	6,839
Almost Family, Inc. (a)	1,136	43,429
Amedisys, Inc. (a)	4,564	179,456
Amsurg Corp. (a)	8,689	660,364
Capital Senior Living Corp. (a)	4,795	100,024
Catalent, Inc. (a)	13,523	338,481
Civitas Solutions, Inc. (a)	1,857	53,463
The Ensign Group, Inc.	8,232	186,290
Five Star Quality Care, Inc. (a)	7,006	22,279
Genesis Healthcare, Inc. (a)	6,046	20,980
HealthSouth Corp.	14,713	512,160
Healthways, Inc. (a)	4,951	63,719
Invitae Corp. (a) (b)	1,092	8,965

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kindred Healthcare, Inc.	13,502	$160,809
LHC Group, Inc. (a)	2,104	95,290
Magellan Health, Inc. (a)	4,014	247,503
Molina Healthcare, Inc. (a)	6,316	379,781
Natera, Inc. (a)	1,557	16,816
National Healthcare Corp.	1,623	100,139
Nobilis Health Corp. (a) (b)	5,074	14,309
RadNet, Inc. (a)	5,439	33,613
Select Medical Holdings Corp.	16,839	200,552
Surgery Partners, Inc. (a)	2,532	51,881
Surgical Care Affiliates, Inc. (a)	3,478	138,459
T2 Biosystems, Inc. (a)	1,712	18,729
Teladoc, Inc. (a) (b)	1,482	26,617
Triple-S Management Corp. Class B (a)	3,911	93,512
U.S. Physical Therapy, Inc.	2,007	107,736
Universal American Corp.	7,885	55,195
Vocera Communications, Inc. (a)	4,233	51,643
WellCare Health Plans, Inc. (a)	7,090	554,509

		4,912,413

Household Products — 0.5%
Acco Brands Corp. (a)	17,832	127,142
Central Garden & Pet Co. Class A (a)	6,848	93,133
CSS Industries, Inc.	1,492	42,343
Ennis, Inc.	4,169	80,253
Helen of Troy Ltd. (a)	4,582	431,854
Prestige Brands Holdings, Inc. (a)	8,409	432,895
Skullcandy, Inc. (a)	3,542	16,754
WD-40 Co.	2,343	231,137

		1,455,511

Pharmaceuticals — 5.0%
Acadia Pharmaceuticals, Inc. (a)	12,828	457,318
Achillion Pharmaceuticals, Inc. (a)	19,015	205,172
Aclaris Therapeutics, Inc. (a)	919	24,758
Adamas Pharmaceuticals, Inc. (a)	1,635	46,303
Aerie Pharmaceuticals, Inc. (a)	3,303	80,428
Agile Therapeutics, Inc. (a) (b)	1,809	17,656
Aimmune Therapeutics, Inc. (a) (b)	1,745	32,195
Akebia Therapeutics, Inc. (a) (b)	4,155	53,683
Alimera Sciences, Inc. (a) (b)	5,179	12,533
Amicus Therapeutics, Inc. (a)	18,746	181,836
Amphastar Pharmaceuticals, Inc. (a)	5,103	72,616
Anacor Pharmaceuticals, Inc. (a)	6,601	745,715
Anika Therapeutics, Inc. (a)	2,369	90,401
Antares Pharma, Inc. (a) (b)	25,267	30,573
Anthera Pharmaceuticals, Inc. (a)	6,443	29,896
Aratana Therapeutics, Inc. (a)	4,866	27,152
Array Biopharma, Inc. (a) (b)	22,851	96,431
aTyr Pharma, Inc. (a) (b)	890	8,749
Axovant Sciences Ltd. (a) (b)	2,249	40,549
BioDelivery Sciences International, Inc. (a) (b)	7,630	36,548

	Number of Shares	Value
BioScrip, Inc. (a) (b)	10,726	$18,771
Biospecifics Technologies Corp. (a)	778	33,431
Calithera Biosciences, Inc. (a) (b)	1,892	14,493
Cara Therapeutics, Inc. (a)	3,145	53,025
Carbylan Therapeutics, Inc. (a) (b)	1,807	6,541
Catabasis Pharmaceuticals, Inc. (a) (b)	720	5,710
Catalyst Pharmaceuticals, Inc. (a) (b)	12,257	30,030
Cempra, Inc. (a) (b)	5,147	160,226
ChemoCentryx, Inc. (a)	4,575	37,058
Chiasma, Inc. (a)	1,148	22,466
Chimerix, Inc. (a)	7,333	65,630
Cidara Therapeutics, Inc. (a) (b)	834	14,311
Clovis Oncology, Inc. (a) (b)	4,502	157,570
Collegium Pharmaceutical, Inc. (a)	1,111	30,553
Concert Pharmaceuticals, Inc. (a)	2,524	47,880
Corcept Therapeutics, Inc. (a) (b)	9,873	49,168
CorMedix, Inc. (a) (b)	5,297	10,753
DepoMed, Inc. (a) (b)	9,699	175,843
Diplomat Pharmacy, Inc. (a) (b)	5,851	200,221
Durect Corp. (a) (b)	18,368	40,593
Dyax Corp. (a)	23,469	882,904
Eagle Pharmaceuticals, Inc. (a) (b)	1,388	123,074
Emergent BioSolutions, Inc. (a)	4,912	196,529
Enanta Pharmaceuticals, Inc. (a) (b)	2,581	85,225
Endocyte, Inc. (a) (b)	5,911	23,703
Esperion Therapeutics, Inc. (a) (b)	2,075	46,190
FibroGen, Inc. (a)	7,736	235,716
Flexion Therapeutics, Inc. (a)	2,286	44,051
Foamix Pharmaceuticals Ltd. (a) (b)	3,547	28,766
Global Blood Therapeutics, Inc. (a) (b)	1,137	36,759
Heron Therapeutics, Inc. (a) (b)	4,730	126,291
Heska Corp. (a)	899	34,773
Ignyta, Inc. (a)	3,407	45,654
Immune Design Corp. (a) (b)	1,797	36,084
Impax Laboratories, Inc. (a)	11,543	493,579
Infinity Pharmaceuticals, Inc. (a)	7,805	61,269
Insys Therapeutics, Inc. (a) (b)	3,806	108,966
Intra-Cellular Therapies, Inc. (a)	4,311	231,889
Keryx Biopharmaceuticals, Inc. (a) (b)	16,600	83,830
Kite Pharma, Inc. (a)	4,634	285,547
La Jolla Pharmaceutical Co. (a)	2,190	59,130
Lannett Co., Inc. (a) (b)	4,291	172,155
MannKind Corp. (a) (b)	39,207	56,850
The Medicines Co. (a) (b)	10,654	397,820
Mirati Therapeutics, Inc. (a) (b)	1,830	57,828
MyoKardia, Inc. (a) (b)	987	14,469
NantKwest, Inc. (a) (b)	1,052	18,231
Natural Grocers by Vitamin Cottage, Inc. (a)	1,414	28,803
Natural Health Trends Corp. (b)	1,259	42,214
Nature’s Sunshine Products, Inc.	1,724	17,447
Nektar Therapeutics (a)	21,144	356,276
Neogen Corp. (a)	5,951	336,351

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Neos Therapeutics, Inc. (a)	856	$12,258
Neurocrine Biosciences, Inc. (a)	13,754	778,064
Nevro Corp. (a)	2,693	181,804
Northwest Biotherapeutics, Inc. (a) (b)	7,731	24,739
Nutraceutical International Corp. (a)	1,326	34,237
Omega Protein Corp. (a)	3,487	77,411
Omthera Pharmaceuticals, Inc. (c)	428	-
Ophthotech Corp. (a)	3,830	300,770
Orexigen Therapeutics, Inc. (a) (b)	16,576	28,511
Osiris Therapeutics, Inc. (b)	3,171	32,915
Otonomy, Inc. (a)	2,360	65,490
Pacira Pharmaceuticals, Inc. (a)	5,864	450,297
Pernix Therapeutics Holdings (a)	6,881	20,299
PetMed Express, Inc. (b)	3,206	54,951
PharMerica Corp. (a)	4,918	172,130
Phibro Animal Health Corp. Class A	2,822	85,027
Portola Pharmaceuticals, Inc. (a)	8,030	413,143
Pozen, Inc. (a) (b)	4,785	32,682
PRA Health Sciences, Inc. (a) (b)	3,214	145,498
Progenics Pharmaceuticals, Inc. (a)	11,137	68,270
Proteon Therapeutics, Inc. (a) (b)	1,267	19,651
Radius Health, Inc. (a)	5,309	326,716
Raptor Pharmaceutical Corp. (a)	12,824	66,685
Regulus Therapeutics, Inc. (a) (b)	4,449	38,795
Relypsa, Inc. (a) (b)	5,274	149,465
Revance Therapeutics, Inc. (a) (b)	2,950	100,772
Rigel Pharmaceuticals, Inc. (a)	14,028	42,505
Sagent Pharmaceuticals, Inc. (a)	3,619	57,578
Sarepta Therapeutics, Inc. (a) (b)	7,235	279,126
SciClone Pharmaceuticals, Inc. (a)	7,959	73,223
Seres Therapeutics, Inc. (a) (b)	1,370	48,073
Sorrento Therapeutics, Inc. (a) (b)	4,471	38,942
Sucampo Pharmaceuticals, Inc. Class A (a)	3,970	68,641
Supernus Pharmaceuticals, Inc. (a)	5,518	74,162
Synergy Pharmaceuticals, Inc. (a) (b)	16,217	91,950
Synta Pharmaceuticals Corp. (a) (b)	14,379	5,061
Synutra International, Inc. (a) (b)	3,539	16,669
Teligent, Inc. (a) (b)	6,570	58,473
TESARO, Inc. (a) (b)	3,766	197,037
Tetraphase Pharmaceuticals, Inc. (a)	5,728	57,452
TG Therapeutics, Inc. (a) (b)	5,631	67,178
TherapeuticsMD, Inc. (a) (b)	20,560	213,207
Threshold Pharmaceuticals, Inc. (a)	10,377	4,980
Tokai Pharmaceuticals, Inc. (a) (b)	1,579	13,769
Trevena, Inc. (a)	5,036	52,878
USANA Health Sciences, Inc. (a) (b)	914	116,763
Vanda Pharmaceuticals, Inc. (a) (b)	6,648	61,893
Vitae Pharmaceuticals, Inc. (a)	2,095	37,920
Vital Therapies, Inc. (a)	3,416	39,352
VIVUS, Inc. (a) (b)	16,543	16,874
Voyager Therapeutics, Inc. (a)	914	20,017
vTv Therapeutics, Inc. Class A (a)	953	6,490

	Number of Shares	Value
Xencor, Inc. (a)	4,544	$66,433
Xenoport, Inc. (a)	9,641	52,929
Zafgen, Inc. (a)	2,748	17,285
Zogenix, Inc. (a)	3,912	57,663
Zynerba Pharmaceuticals, Inc. (a) (b)	535	5,387

		13,873,648

		62,759,638

Diversified — 0.3%
Holding Company – Diversified — 0.3%
FCB Financial Holdings, Inc. (a)	4,520	161,771
HRG Group, Inc. (a)	12,753	172,931
Liberty TripAdvisor Holdings, Inc. (a)	12,084	366,629
National Bank Holdings Corp. Class A	4,815	102,896
Primoris Services Corp.	6,203	136,652
Resource America, Inc. Class A	2,616	16,036
Tiptree Financial Inc.	4,734	29,067

		985,982

Energy — 2.3%
Coal — 0.0%
Cloud Peak Energy, Inc. (a) (b)	9,572	19,910
Hallador Energy Co. (b)	1,683	7,674
Peabody Energy Corp. (b)	3,063	23,524
SunCoke Energy, Inc.	10,778	37,400
Westmoreland Coal Co. (a) (b)	2,932	17,240

		105,748

Energy – Alternate Sources — 0.4%
Clean Energy Fuels Corp. (a) (b)	11,722	42,199
Enphase Energy, Inc. (a) (b)	4,467	15,679
FuelCell Energy, Inc. (a) (b)	3,503	17,375
FutureFuel Corp.	3,869	52,231
Green Plains Renewable Energy, Inc.	6,072	139,049
Headwaters, Inc. (a)	11,926	201,191
Pacific Ethanol, Inc. (a) (b)	5,292	25,296
Pattern Energy Group, Inc. (b)	8,957	187,291
Plug Power, Inc. (a) (b)	27,521	58,069
Renewable Energy Group, Inc. (a)	7,006	65,086
REX American Resources Corp. (a)	915	49,474
Solazyme, Inc. (a) (b)	13,072	32,418
Sunrun, Inc. (a) (b)	2,797	32,921
TerraForm Global, Inc. Class A	7,130	39,857
Vivint Solar, Inc. (a) (b)	3,364	32,160

		990,296

Oil & Gas — 1.3%
Abraxas Petroleum Corp. (a)	15,155	16,064
Adams Resources & Energy, Inc.	362	13,901
Alon USA Energy, Inc.	5,041	74,808
Approach Resources Inc. (a) (b)	6,070	11,169
Atwood Oceanics, Inc. (b)	10,370	106,085
Bill Barrett Corp. (a) (b)	8,246	32,407

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bonanza Creek Energy, Inc. (a) (b)	7,839	$41,312
Callon Petroleum Co. (a)	12,940	107,920
Carrizo Oil & Gas, Inc. (a)	9,385	277,608
Clayton Williams Energy, Inc. (a) (b)	971	28,713
Contango Oil & Gas Co. (a)	2,903	18,608
Delek US Holdings, Inc.	9,208	226,517
Earthstone Energy, Inc. (a) (b)	248	3,301
Eclipse Resources Corp. (a) (b)	7,655	13,932
Energy XXI Ltd. (b)	15,251	15,404
Erin Energy Corp. (a) (b)	2,052	6,566
Evolution Petroleum Corp.	3,965	19,072
EXCO Resources, Inc. (a) (b)	25,399	31,495
Fairmount Santrol Holdings, Inc. (a) (b)	10,632	24,985
Gastar Exploration, Inc. (a) (b)	13,149	17,225
Halcon Resources Corp. (a)	11,815	14,887
Isramco, Inc. (a)	135	12,057
Jones Energy, Inc. (a) (b)	4,887	18,815
Matador Resources Co. (a)	11,765	232,594
North Atlantic Drilling Ltd. (a)	1,095	2,695
Northern Oil and Gas, Inc. (a) (b)	10,150	39,179
Oasis Petroleum, Inc. (a) (b)	22,319	164,491
Panhandle Oil and Gas, Inc. Class A	2,602	42,048
Par Pacific Holdings, Inc. (a)	2,558	60,215
Parker Drilling Co. (a)	20,130	36,637
Parsley Energy, Inc. (a)	14,857	274,112
PDC Energy, Inc. (a) (b)	6,447	344,141
Penn Virginia Corp. (a) (b)	10,557	3,171
Rex Energy Corp. (a) (b)	7,823	8,214
RSP Permian, Inc. (a)	10,564	257,656
Sanchez Energy Corp. (a) (b)	8,266	35,626
SandRidge Energy, Inc. (a) (b)	63,813	12,763
SemGroup Corp. Class A	7,049	203,434
Seventy Seven Energy, Inc. (a) (b)	9,683	10,167
Stone Energy Corp. (a) (b)	9,418	40,403
Synergy Resources Corp. (a)	16,719	142,446
TransAtlantic Petroleum Ltd. (a)	4,514	6,274
Trecora Resources (a)	3,197	39,611
Triangle Petroleum Corp. (a) (b)	6,872	5,291
Ultra Petroleum Corp. (a) (b)	24,297	60,743
Unit Corp. (a)	8,172	99,698
W&T Offshore, Inc. (b)	5,706	13,181
Western Refining, Inc.	11,455	408,027

		3,675,668

Oil & Gas Services — 0.6%
Archrock, Inc.	11,214	84,329
Basic Energy Services, Inc. (a) (b)	6,612	17,720
C&J Energy Services Ltd. (a) (b)	8,896	42,345
CARBO Ceramics, Inc. (b)	3,222	55,418
Exterran Corp. (a)	5,587	89,671
Flotek Industries, Inc. (a) (b)	8,654	99,002
Forum Energy Technologies, Inc. (a)	9,511	118,507

	Number of Shares	Value
Geospace Technologies Corp. (a) (b)	2,179	$30,659
Helix Energy Solutions Group, Inc. (a)	17,129	90,099
Hornbeck Offshore Services, Inc. (a) (b)	5,250	52,185
Independence Contract Drilling, Inc. (a)	2,754	13,908
ION Geophysical Corp. (a) (b)	20,793	10,461
Key Energy Services, Inc. (a) (b)	19,611	9,454
Matrix Service Co. (a)	4,327	88,877
Natural Gas Services Group, Inc. (a)	2,023	45,113
Newpark Resources, Inc. (a)	13,458	71,058
Oil States International, Inc. (a)	8,323	226,802
Pioneer Energy Services Corp. (a)	10,190	22,112
SEACOR Holdings, Inc. (a) (b)	2,938	154,421
Tesco Corp.	6,168	44,656
TETRA Technologies, Inc. (a)	12,912	97,098
Thermon Group Holdings, Inc. (a)	5,192	87,849
Tidewater, Inc. (b)	7,438	51,769

		1,603,513

		6,375,225

Financial — 25.2%
Banks — 8.7%
1st Source Corp.	2,645	81,651
Access National Corp. (b)	1,170	23,938
Allegiance Bancshares, Inc. (a) (b)	472	11,163
American National Bankshares, Inc.	1,372	35,137
Ameris Bancorp	5,203	176,850
Ames National Corp. (b)	1,477	35,876
Arrow Financial Corp.	1,788	48,580
BancFirst Corp.	1,170	68,585
Banco Latinoamericano de Comercio Exterior SA	4,872	126,331
Bancorp, Inc. (a)	5,337	33,997
BancorpSouth, Inc.	15,587	373,932
Bank Mutual Corp.	7,406	57,767
Bank of Marin Bancorp	944	50,410
Bank of the Ozarks, Inc.	12,548	620,624
Banner Corp.	3,400	155,924
Bar Harbor Bankshares	947	32,596
BBCN Bancorp, Inc.	12,875	221,707
Blue Hills Bancorp, Inc.	4,489	68,727
BNC Bancorp	4,801	121,849
Boston Private Financial Holdings, Inc.	13,322	151,071
Bridge Bancorp, Inc.	2,391	72,758
Bryn Mawr Bank Corp.	2,868	82,369
C1 Financial, Inc. (a)	976	23,629
Camden National Corp.	1,180	52,026
Capital Bank Financial Corp. Class A	3,382	108,156
Capital City Bank Group, Inc.	1,782	27,354
Cardinal Financial Corp.	5,135	116,821
Cascade Bancorp (a)	5,095	30,927

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cass Information Systems, Inc.	1,860	$95,716
Cathay General Bancorp	12,872	403,280
Centerstate Banks, Inc.	7,257	113,572
Central Pacific Financial Corp.	3,710	81,694
Century Bancorp, Inc. Class A	562	24,425
Chemical Financial Corp.	5,441	186,463
Citizens & Northern Corp.	2,000	42,000
City Holding Co. (b)	2,434	111,088
CNB Financial Corp.	2,284	41,181
CoBiz Financial, Inc.	5,842	78,400
Columbia Banking System, Inc.	9,315	302,831
Community Bank System, Inc.	6,909	275,945
Community Trust Bancorp, Inc.	2,529	88,414
CommunityOne Bancorp (a)	2,046	27,560
ConnectOne Bancorp, Inc.	4,833	90,329
CU Bancorp (a)	2,696	68,371
Customers Bancorp, Inc. (a)	4,329	117,835
CVB Financial Corp.	17,049	288,469
Eagle Bancorp, Inc. (a)	4,829	243,720
Enterprise Bancorp, Inc.	1,260	28,791
Enterprise Financial Services Corp.	3,229	91,542
Equity Bancshares, Inc. Class A (a)	347	8,116
F.N.B. Corp.	28,093	374,761
Farmers Capital Bank Corp. (a)	1,182	32,044
Fidelity Southern Corp.	2,809	62,669
Financial Institutions, Inc.	2,253	63,084
First Bancorp	3,140	58,844
First BanCorp (a)	18,511	60,161
First Bancorp, Inc.	1,695	34,697
First Busey Corp.	3,893	80,313
First Business Financial Services, Inc.	1,371	34,289
First Citizens BancShares, Inc. Class A	1,245	321,422
First Commonwealth Financial Corp.	14,169	128,513
First Community Bancshares, Inc.	2,764	51,493
First Connecticut Bancorp, Inc.	2,545	44,308
First Financial Bancorp	9,899	178,875
First Financial Bankshares, Inc. (b)	10,373	312,953
First Financial Corp.	1,759	59,753
First Interstate Bancsystem, Inc.	3,176	92,326
First Merchants Corp.	6,113	155,392
First Midwest Bancorp, Inc.	12,445	229,361
First NBC Bank Holding Co. (a)	2,474	92,503
The First of Long Island Corp.	1,947	58,410
FirstMerit Corp.	26,677	497,526
Franklin Financial Network, Inc. (a)	888	27,865
Fulton Financial Corp.	28,543	371,344
German American Bancorp Inc.	2,122	70,705
Glacier Bancorp, Inc.	12,140	322,074
Great Southern Bancorp, Inc.	1,692	76,580
Great Western Bancorp, Inc.	6,677	193,767
Green Bancorp, Inc. (a)	2,378	24,921
Guaranty Bancorp	2,428	40,159
Hampton Roads Bankshares, Inc. (a)	5,195	9,559

	Number of Shares	Value
Hancock Holding Co.	12,531	$315,405
Hanmi Financial Corp.	5,200	123,344
Heartland Financial USA, Inc.	3,034	95,146
Heritage Commerce Corp.	3,858	46,142
Heritage Financial Corp.	4,896	92,241
Heritage Oaks Bancorp	3,713	29,741
Home Bancshares, Inc.	9,222	373,675
Horizon Bancorp	1,879	52,537
IBERIABANK Corp.	6,170	339,782
Independent Bank Corp.	3,640	55,437
Independent Bank Corp.	4,196	195,198
Independent Bank Group, Inc.	1,593	50,976
International Bancshares Corp.	8,709	223,821
Kearny Financial Corp.	15,102	191,342
Lakeland Bancorp, Inc.	6,085	71,742
Lakeland Financial Corp.	2,694	125,594
LegacyTexas Financial Group, Inc.	7,635	191,028
Live Oak Bancshares, Inc. (b)	745	10,579
MainSource Financial Group, Inc.	3,492	79,897
MB Financial, Inc.	12,144	393,101
Mercantile Bank Corp.	2,703	66,332
Merchants Bancshares, Inc.	804	25,318
Metro Bancorp, Inc.	1,888	59,245
MidWestOne Financial Group, Inc.	1,292	39,290
National Bankshares, Inc. (b)	1,105	39,272
National Commerce Corp. (a) (b)	1,010	25,300
National Penn Bancshares, Inc.	22,627	278,991
NBT Bancorp, Inc.	7,061	196,861
NewBridge Bancorp	5,756	70,108
Northwest Bancshares, Inc.	16,375	219,261
OFG Bancorp (b)	7,305	53,473
Old National Bancorp	18,799	254,914
Old Second Bancorp, Inc. (a)	4,642	36,393
Opus Bank	1,661	61,407
Pacific Continental Corp.	3,103	46,173
Park National Corp.	2,113	191,184
Park Sterling Corp.	7,384	54,051
Peapack Gladstone Financial Corp.	2,452	50,560
Penns Woods Bancorp, Inc. (b)	753	31,972
People’s Utah Bancorp	446	7,676
Peoples Bancorp, Inc.	3,019	56,878
Peoples Financial Services Corp.	1,195	45,506
Pinnacle Financial Partners, Inc.	5,791	297,426
Preferred Bank	1,865	61,582
PrivateBancorp, Inc.	12,684	520,298
Prosperity Bancshares, Inc.	11,272	539,478
QCR Holdings, Inc.	1,863	45,252
Renasant Corp.	6,486	223,183
Republic Bancorp, Inc. Class A	1,628	42,995
S&T Bancorp, Inc.	5,637	173,732
Sandy Spring Bancorp, Inc.	3,925	105,818
Seacoast Banking Corp. of Florida (a)	3,787	56,729
ServisFirst Bancshares, Inc.	3,600	171,108

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sierra Bancorp	1,864	$32,900
Simmons First National Corp. Class A	4,828	247,966
South State Corp.	3,913	281,540
Southside Bancshares, Inc. (b)	4,125	99,082
Southwest Bancorp, Inc.	3,014	52,685
State Bank Financial Corp.	5,715	120,186
Stock Yards Bancorp, Inc.	2,401	90,734
Stonegate Bank	1,766	58,031
Suffolk Bancorp	1,857	52,646
Sun Bancorp, Inc. /NJ (a)	1,516	31,290
Talmer Bancorp, Inc.	8,238	149,190
Texas Capital Bancshares, Inc. (a)	7,366	364,028
Tompkins Financial Corp.	2,427	136,300
Towne Bank	7,363	153,666
Trico Bancshares	3,692	101,308
Tristate Capital Holdings, Inc. (a)	3,383	47,328
Triumph Bancorp, Inc. (a)	2,433	40,144
Trustco Bank Corp.	15,436	94,777
Trustmark Corp.	10,819	249,270
UMB Financial Corp.	6,363	296,198
Umpqua Holdings Corp.	35,579	565,706
Union Bankshares Corp.	7,290	184,000
United Bankshares, Inc. (b)	11,224	415,176
United Community Banks, Inc.	8,541	166,464
Univest Corp. of Pennsylvania	3,136	65,417
Valley National Bancorp	37,420	368,587
Walker & Dunlop, Inc. (a)	4,286	123,480
Washington Trust Bancorp, Inc.	2,405	95,046
Webster Financial Corp.	14,657	545,094
WesBanco, Inc.	6,178	185,464
West Bancorporation, Inc.	2,537	50,106
Westamerica Bancorp. (b)	4,097	191,535
Western Alliance Bancorp (a)	13,860	497,020
Wilshire Bancorp, Inc.	11,429	132,005
Wintrust Financial Corp.	7,660	371,663
Yadkin Financial Corp.	4,086	102,845

		23,944,539

Diversified Financial — 2.3%
Altisource Asset Management Corp. (a)	133	2,282
Altisource Portfolio Solutions SA (a) (b)	2,155	59,931
Altisource Residential Corp.	9,294	115,339
Ashford, Inc. (a)	188	10,011
Associated Capital Group, Inc. Class A (a)	1,015	30,957
BGC Partners, Inc. Class A	29,616	290,533
Calamos Asset Management, Inc. Class A	2,775	26,862
Cohen & Steers, Inc.	3,289	100,249
Cowen Group, Inc. Class A (a) (b)	17,860	68,404
Diamond Hill Investment Group, Inc.	484	91,476

	Number of Shares	Value
Ellie Mae, Inc. (a) (b)	4,752	$286,213
Encore Capital Group, Inc. (a) (b)	4,163	121,060
Enova International, Inc. (a)	4,329	28,615
Evercore Partners, Inc. Class A	5,555	300,359
Federal Agricultural Mortgage Corp. Class C	1,718	54,237
Fifth Street Asset Management, Inc. (b)	855	2,787
Financial Engines, Inc. (b)	8,381	282,188
FNFV Group (a)	12,969	145,642
Gain Capital Holdings, Inc.	5,285	42,861
GAMCO Investors, Inc. Class A	1,041	32,313
Greenhill & Co., Inc.	4,688	134,124
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,217	117,626
Houlihan Lokey, Inc.	1,924	50,428
Impac Mortgage Holdings, Inc. (a) (b)	1,393	25,074
INTL. FCStone, Inc. (a)	2,426	81,174
Investment Technology Group, Inc.	5,545	94,376
Janus Capital Group, Inc.	23,613	332,707
JG Wentworth Co. (a) (b)	2,509	4,516
KCG Holdings, Inc. Class A (a)	5,440	66,966
Ladder Capital Corp.	6,401	79,500
Ladenburg Thalmann Financial Services, Inc. (a) (b)	16,792	46,346
MarketAxess Holdings, Inc.	6,009	670,544
Marlin Business Services Corp.	1,401	22,500
Medley Management, Inc. Class A (b)	1,060	6,031
Moelis & Co.	2,837	82,784
Nationstar Mortgage Holdings, Inc. (a) (b)	6,316	84,445
Nelnet, Inc. Class A	3,802	127,633
NewStar Financial, Inc. (a)	3,980	35,740
Ocwen Financial Corp. (a) (b)	17,414	121,376
OM Asset Management Plc	3,924	60,155
On Deck Capital, Inc. (a) (b)	1,929	19,869
Oppenheimer Holdings, Inc. Class A	1,625	28,242
Outerwall, Inc. (b)	2,784	101,727
PennyMac Financial Services, Inc. Class A (a)	2,092	32,133
Piper Jaffray Cos., Inc. (a)	2,449	98,940
PRA Group, Inc. (a) (b)	7,762	269,264
Pzena Investment Management, Inc. Class A	2,071	17,811
RCS Capital Corp. (a) (b)	7,258	2,210
Regional Management Corp. (a)	1,784	27,598
Stifel Financial Corp. (a)	10,923	462,698
Stonegate Mortgage Corp. (a) (b)	2,449	13,347
Virtu Financial, Inc. Class A	3,040	68,826
Virtus Investment Partners, Inc.	1,108	130,146
WageWorks, Inc. (a)	5,778	262,148
Westwood Holdings Group, Inc.	1,232	64,175
WisdomTree Investments, Inc. (b)	18,437	289,092

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
World Acceptance Corp. (a) (b)	1,156	$42,888

		6,267,478

Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. (a)	8,768	387,633
ZAIS Group Holdings, Inc. (a)	608	5,630

		393,263

Insurance — 2.9%
Ambac Financial Group, Inc. (a)	7,297	102,815
American Equity Investment Life Holding Co.	13,085	314,433
AMERISAFE, Inc.	3,073	156,416
Argo Group International Holdings Ltd.	4,511	269,938
Atlas Financial Holdings, Inc. (a)	1,639	32,616
Baldwin & Lyons, Inc. Class B	1,471	35,348
Citizens, Inc. (a) (b)	7,832	58,192
CNO Financial Group, Inc.	29,918	571,135
Crawford & Co. Class B	4,694	24,925
Donegal Group, Inc. Class A	1,397	19,670
eHealth, Inc. (a)	2,927	29,211
EMC Insurance Group, Inc.	1,240	31,372
Employers Holdings, Inc.	5,157	140,786
Enstar Group Ltd. (a)	1,467	220,109
Essent Group Ltd. (a)	8,981	196,594
FBL Financial Group, Inc. Class A	1,557	99,087
Federated National Holding Co.	2,273	67,190
Fidelity & Guaranty Life	1,778	45,108
First American Financial Corp.	17,454	626,599
Global Indemnity PLC (a)	1,303	37,813
Greenlight Capital Re Ltd. Class A (a)	4,681	87,581
Hallmark Financial Services, Inc. (a)	2,331	27,249
HCI Group, Inc. (b)	1,406	48,999
Heritage Insurance Holdings, Inc.	3,998	87,236
Horace Mann Educators Corp.	6,601	219,021
Independence Holding Co.	1,185	16,412
Infinity Property & Casualty Corp.	1,859	152,866
Kansas City Life Insurance Co.	42	1,608
Kemper Corp.	7,022	261,569
Maiden Holdings Ltd.	8,190	122,113
MBIA, Inc. (a)	22,036	142,793
MGIC Investment Corp. (a)	54,842	484,255
National General Holdings Corp.	6,476	141,565
National Interstate Corp.	1,128	30,118
National Western Life Group, Inc. Class A	361	90,950
The Navigators Group, Inc. (a)	1,711	146,787
NMI Holdings, Inc. (a)	7,908	53,537
OneBeacon Insurance Group Ltd. Class A	3,725	46,227
Primerica, Inc.	7,787	367,780
Radian Group, Inc.	30,917	413,979
RLI Corp.	6,964	430,027

	Number of Shares	Value
Safety Insurance Group, Inc.	2,452	$138,244
Selective Insurance Group, Inc.	9,202	309,003
State Auto Financial Corp. Class A	2,370	48,798
State National Cos., Inc.	4,953	48,589
Stewart Information Services Corp.	3,677	137,262
Symetra Financial Corp.	12,114	384,862
Third Point Reinsurance Ltd. (a)	13,653	183,087
Trupanion, Inc. (a) (b)	2,683	26,186
United Fire Group, Inc.	3,277	125,542
United Insurance Holdings Corp.	2,758	47,162
Universal Insurance Holdings, Inc. (b)	5,181	120,096

		8,020,860

Investment Companies — 0.1%
6D Global Technologies Inc (a) (b) (c)	2,916	8,486
Arlington Asset Investment Corp. (b)	3,744	49,533
Caesars Acquisition Co. Class A (a) (b)	7,323	49,870
Real Industry, Inc. (a) (b)	4,010	32,200

		140,089

Real Estate — 0.8%
Alexander & Baldwin, Inc.	7,860	277,537
AV Homes, Inc. (a)	2,046	26,209
Consolidated-Tomoka Land Co.	721	38,004
Forestar Real Esate Group, Inc. (a)	5,349	58,518
FRP Holdings, Inc. (a)	1,091	37,029
Geo Group, Inc. The (United States)	12,005	347,065
HFF, Inc.	6,120	190,148
Hilltop Holdings, Inc. (a)	12,318	236,752
Kennedy-Wilson Holdings, Inc.	14,940	359,755
Marcus & Millichap, Inc. (a)	2,175	63,380
RE/MAX Holdings, Inc. Class A	1,891	70,534
The RMR Group, Inc. Class A	1,092	15,736
Terreno Realty Corp.	6,970	157,661
The St. Joe Co. (a) (b)	8,932	165,331
Xenia Hotels & Resorts, Inc.	17,973	275,526

		2,319,185

Real Estate Investment Trusts (REITS) — 8.2%
Acadia Realty Trust	11,069	366,937
AG Mortgage Investment Trust, Inc.	4,516	57,985
Agree Realty Corp.	3,314	112,643
Alexander’s, Inc.	339	130,213
American Assets Trust, Inc.	6,001	230,138
American Capital Mortgage Investment Corp.	8,202	114,500
American Residential Properties, Inc.	5,214	98,545
Anworth Mortgage Asset Corp.	16,839	73,250
Apollo Commercial Real Estate Finance, Inc.	9,420	162,307
Apollo Residential Mortgage, Inc.	5,105	61,005
Ares Commercial Real Estate Corp.	4,450	50,908
Armada Hoffler Properties, Inc.	4,747	49,749

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ARMOUR Residential REIT, Inc.	6,410	$139,482
Ashford Hospitality Prime, Inc.	4,360	63,220
Ashford Hospitality Trust	13,482	85,071
Bluerock Residential Growth REIT, Inc. (b)	3,118	36,948
Campus Crest Communities, Inc.	10,381	70,591
Capstead Mortgage Corp.	15,464	135,155
CareTrust REIT, Inc.	7,778	85,169
Catchmark Timber Trust, Inc. Class A	6,356	71,886
Cedar Realty Trust, Inc.	13,802	97,718
Chatham Lodging Trust	6,132	125,583
Chesapeake Lodging Trust	9,591	241,310
Colony Capital, Inc. Class A	17,981	350,270
CorEnergy Infrastructure Trust, Inc. (b)	1,977	29,339
Coresite Realty Corp.	3,928	222,796
Cousins Properties, Inc.	34,798	328,145
CubeSmart	26,829	821,504
CYS Investments, Inc.	25,403	181,123
DCT Industrial Trust, Inc.	14,307	534,653
DiamondRock Hospitality Co.	32,295	311,647
DuPont Fabros Technology, Inc.	10,148	322,605
Dynex Capital, Inc. (b)	7,901	50,171
Easterly Government Properties, Inc.	2,170	37,281
Eastgroup Properties	5,188	288,505
Education Realty Trust, Inc.	9,100	344,708
EPR Properties	9,198	537,623
Equity One, Inc.	11,793	320,180
FelCor Lodging Trust, Inc.	23,236	169,623
First Industrial Realty Trust, Inc.	17,862	395,286
First Potomac Realty Trust	9,547	108,836
Franklin Street Properties Corp.	14,391	148,947
Getty Realty Corp.	4,091	70,161
Gladstone Commercial Corp.	3,538	51,619
Government Properties Income Trust (b)	11,308	179,458
Great Ajax Corp.	648	7,854
Hatteras Financial Corp.	15,572	204,772
Healthcare Realty Trust, Inc.	16,194	458,614
Hersha Hospitality Trust	7,425	161,568
Highwoods Properties, Inc.	15,154	660,714
Hudson Pacific Properties, Inc.	11,964	336,667
Independence Realty Trust, Inc.	5,290	39,728
InfraREIT, Inc. (a)	3,520	65,120
Inland Real Estate Corp.	14,183	150,623
Invesco Mortgage Capital, Inc.	19,786	245,149
Investors Real Estate Trust	19,630	136,429
iStar, Inc. (a)	13,713	160,854
Kite Realty Group Trust	13,480	349,536
LaSalle Hotel Properties	18,186	457,560
Lexington Realty Trust (b)	33,008	264,064
LTC Properties, Inc.	5,731	247,235
Mack-Cali Realty Corp.	14,407	336,403
Medical Properties Trust, Inc.	37,634	433,167

	Number of Shares	Value
Monmouth Real Estate Investment Corp. Class A	10,142	$106,085
Monogram Residential Trust, Inc.	26,740	260,982
National Health Investors, Inc.	6,062	368,994
National Storage Affiliates Trust	3,645	62,439
New Residential Investment Corp.	37,111	451,270
New Senior Investment Group, Inc.	13,856	136,620
New York Mortgage Trust, Inc. (b)	17,717	94,432
New York REIT, Inc.	26,249	301,864
NexPoint Residential Trust, Inc. (b)	3,001	39,283
One Liberty Properties, Inc.	1,980	42,491
Orchid Island Capital, Inc.	3,598	35,728
Parkway Properties, Inc.	13,673	213,709
Pebblebrook Hotel Trust	11,557	323,827
Pennsylvania Real Estate Investment Trust	11,102	242,801
PennyMac Mortgage Investment Trust	12,086	184,432
Physicians Realty Trust	14,074	237,288
Potlatch Corp.	6,524	197,286
Preferred Apartment Communities, Inc.	3,638	47,585
PS Business Parks, Inc.	3,158	276,104
QTS Realty Trust, Inc.	4,512	203,536
RAIT Financial Trust	14,828	40,036
Ramco-Gershenson Properties Trust	12,789	212,425
Redwood Trust, Inc.	13,519	178,451
Resource Capital Corp. (b)	5,098	65,050
Retail Opportunity Investments Corp.	16,034	287,009
Rexford Industrial Realty, Inc.	8,956	146,520
RLJ Lodging Trust	21,285	460,395
Rouse Properties, Inc. (b)	5,924	86,253
Ryman Hospitality Properties, Inc.	7,027	362,874
Sabra Health Care REIT, Inc.	10,540	213,224
Saul Centers, Inc.	1,579	80,955
Select, Inc. REIT	10,119	200,559
Silver Bay Realty Trust Corp.	5,888	92,206
Sovran Self Storage, Inc.	5,723	614,135
STAG Industrial, Inc.	10,447	192,747
STORE Capital Corp.	6,566	152,331
Summit Hotel Properties, Inc.	13,986	167,133
Sun Communities, Inc.	8,165	559,547
Sunstone Hotel Investors, Inc.	33,596	419,614
UMH Properties, Inc.	3,739	37,839
United Development Funding IV (b)	5,040	55,440
Universal Health Realty Income Trust	2,035	101,770
Urban Edge Properties	14,329	336,015
Urstadt Biddle Properties, Inc. Class A	4,507	86,715
Walter Investment Management Corp. (a) (b)	6,089	86,586
Washington Real Estate Investment Trust	11,007	297,849
Western Asset Mortgage Capital Corp. (b)	6,724	68,719

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Whitestone REIT (b)	4,421	$53,096

		22,663,099

REITS — 0.4%
Colony Starwood Homes	6,109	138,308
CyrusOne, Inc.	10,700	400,715
Gramercy Property Trust	67,863	523,902

		1,062,925

Savings & Loans — 1.7%
Anchor BanCorp Wisconsin, Inc. (a)	1,257	54,705
Astoria Financial Corp.	14,444	228,937
Banc of California, Inc.	5,843	85,425
BankFinancial Corp.	2,900	36,627
BBX Capital Corp. (a) (b)	449	7,027
Bear State Financial, Inc. (a) (b)	2,170	23,501
Beneficial Bancorp, Inc. (a)	13,367	178,048
Berkshire Hills Bancorp, Inc.	4,717	137,312
BofI Holding, Inc. (a) (b)	9,930	209,026
Brookline Bancorp, Inc.	11,356	130,594
BSB Bancorp, Inc. (a)	1,258	29,425
Capitol Federal Financial, Inc.	22,578	283,580
Charter Financial Corp.	2,623	34,650
Clifton Bancorp, Inc.	4,089	58,636
Dime Community Bancshares, Inc.	5,048	88,290
EverBank Financial Corp.	15,647	250,039
First Defiance Financial Corp.	1,475	55,726
Flagstar Bancorp, Inc. (a)	3,317	76,656
Flushing Financial Corp.	4,781	103,461
Fox Chase Bancorp, Inc.	1,827	37,070
Hingham Institution for Savings	205	24,559
HomeStreet, Inc. (a)	3,551	77,092
HomeTrust Bancshares, Inc. (a)	3,074	62,248
Investors Bancorp, Inc.	56,102	697,909
Meridian Bancorp, Inc.	8,919	125,758
Meta Financial Group, Inc.	1,242	57,045
Northfield Bancorp, Inc.	7,571	120,530
OceanFirst Financial Corp.	2,181	43,685
Oritani Financial Corp.	6,998	115,467
Pacific Premier Bancorp, Inc. (a)	3,458	73,482
Provident Financial Services, Inc.	10,621	214,013
Sterling Bancorp	19,334	313,597
Territorial Bancorp, Inc.	1,345	37,310
United Community Financial Corp.	7,869	46,427
United Financial Bancorp, Inc.	7,902	101,778
Washington Federal, Inc.	15,314	364,933
Waterstone Financial, Inc.	4,289	60,475
WSFS Financial Corp.	4,971	160,862

		4,805,905

		69,617,343

Industrial — 11.9%
Aerospace & Defense — 1.3%
AAR Corp.	5,756	151,325

	Number of Shares	Value
Aerojet Rocketdyne Holdings, Inc. (a)	10,126	$158,573
Aerovironment, Inc. (a)	3,188	93,950
Astronics Corp. (a)	3,565	145,131
Cubic Corp.	3,497	165,233
Curtiss-Wright Corp.	7,652	524,162
Ducommun, Inc. (a)	1,817	29,472
Esterline Technologies Corp. (a)	4,748	384,588
HEICO Corp.	3,106	168,842
HEICO Corp. Class A	6,447	317,193
Kaman Corp.	4,383	178,870
KLX, Inc. (a)	8,525	262,485
Kratos Defense & Security Solutions, Inc. (a)	7,158	29,348
M/A-COM Technology Solutions Holdings, Inc. (a) (b)	3,791	155,014
Moog, Inc. Class A (a)	5,890	356,934
Teledyne Technologies, Inc. (a)	5,696	505,235

		3,626,355

Building Materials — 1.2%
AAON, Inc.	6,619	153,693
Apogee Enterprises, Inc.	4,681	203,670
Boise Cascade Co. (a)	6,393	163,213
Builders FirstSource, Inc. (a)	8,209	90,956
Comfort Systems USA, Inc.	6,034	171,486
Continental Building Products, Inc. (a)	5,097	88,994
Drew Industries, Inc.	3,902	237,593
Gibraltar Industries, Inc. (a)	5,010	127,454
Louisiana-Pacific Corp. (a)	22,900	412,429
LSI Industries, Inc.	3,456	42,129
Masonite International Corp. (a)	4,850	296,965
NCI Building Systems, Inc. (a)	4,316	53,562
Nortek, Inc. (a)	1,546	67,437
Patrick Industries, Inc. (a)	2,057	89,479
PGT, Inc. (a)	7,727	88,011
Ply Gem Holdings, Inc. (a)	3,409	42,749
Quanex Building Products Corp.	5,491	114,487
Simpson Manufacturing Co., Inc.	6,803	232,322
Summit Materials, Inc. Class A (a)	5,093	102,055
Trex Co., Inc. (a)	5,139	195,488
Universal Forest Products, Inc.	3,252	222,339
US Concrete, Inc. (a)	2,360	124,278

		3,320,789

Electrical Components & Equipment — 1.0%
Advanced Energy Industries, Inc. (a)	6,617	186,798
Belden, Inc.	6,854	326,799
Encore Wire Corp.	3,357	124,511
EnerSys	7,149	399,844
Generac Holdings, Inc. (a) (b)	11,175	332,680
General Cable Corp.	7,941	106,648
Graham Corp.	1,599	26,895
Greatbatch, Inc. (a)	4,124	216,510
Insteel Industries, Inc.	2,943	61,567

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Littelfuse, Inc.	3,629	$388,339
Powell Industries, Inc.	1,436	37,379
PowerSecure International Inc. (a)	3,566	53,668
Universal Display Corp. (a)	6,497	353,697
Vicor Corp. (a)	2,717	24,779

		2,640,114

Electronics — 2.2%
Allied Motion Technologies, Inc.	1,019	26,677
American Science & Engineering, Inc.	1,172	48,497
Analogic Corp.	2,008	165,861
Applied Optoelectronics, Inc. (a) (b)	2,684	46,057
AVX Corp.	7,444	90,370
Badger Meter, Inc.	2,343	137,276
Bel Fuse, Inc. Class B	1,634	28,252
Benchmark Electronics, Inc. (a)	8,391	173,442
Brady Corp. Class A	7,727	177,566
Checkpoint Systems, Inc.	6,923	43,407
Coherent, Inc. (a)	3,822	248,850
Control4 Corp. (a)	3,299	23,984
CTS Corp.	5,383	94,956
Daktronics, Inc.	6,091	53,114
Fabrinet (a)	5,740	136,727
Faro Technologies, Inc. (a)	2,801	82,686
FEI Co.	6,688	533,636
Fluidigm Corp. (a)	4,575	49,456
II-VI, Inc. (a)	8,491	157,593
Imax Corp. (a)	9,703	344,845
Imprivata, Inc. (a)	1,443	16,306
InvenSense, Inc. (a)	12,546	128,346
Itron, Inc. (a)	6,165	223,050
Kimball Electronics, Inc. (a)	4,774	52,466
Knowles Corp. (a) (b)	14,114	188,140
Mesa Laboratories, Inc.	475	47,262
Methode Electronics, Inc.	6,199	197,314
Multi-Fineline Electronix, Inc. (a)	1,513	31,289
Newport Corp. (a)	6,473	102,726
NVE Corp.	777	43,652
OSI Systems, Inc. (a)	3,199	283,623
Park Electrochemical Corp.	3,345	50,376
Plexus Corp. (a)	5,387	188,114
Rofin-Sinar Technologies, Inc. (a)	4,508	120,724
Rogers Corp. (a)	2,977	153,524
Sanmina Corp. (a)	12,633	259,987
Sparton Corp. (a)	1,627	32,524
Stoneridge, Inc. (a)	4,476	66,245
Taser International, Inc. (a) (b)	8,650	149,558
TTM Technologies, Inc. (a)	9,421	61,331
Vishay Intertechnology, Inc.	21,738	261,943
Vishay Precision Group, Inc. (a)	2,028	22,957
Watts Water Technologies, Inc. Class A	4,549	225,949
Woodward, Inc.	10,498	521,331

	Number of Shares	Value
Zagg, Inc. (a)	4,412	$48,267

		6,140,256

Engineering & Construction — 0.6%
Aegion Corp. (a)	5,957	115,030
Argan, Inc.	2,079	67,360
Dycom Industries, Inc. (a)	5,484	383,661
EMCOR Group, Inc.	10,119	486,117
Granite Construction, Inc.	6,319	271,148
McDermott International, Inc. (a) (b)	38,656	129,498
Mistras Group, Inc. (a)	2,673	51,027
MYR Group, Inc. (a)	3,348	69,002
Orion Marine Group, Inc. (a)	4,660	19,432
Tutor Perini Corp. (a)	5,973	99,988
VSE Corp.	681	42,344

		1,734,607

Environmental Controls — 0.4%
Calgon Carbon Corp.	8,542	147,349
Casella Waste Systems, Inc. Class A (a)	6,474	38,714
Ceco Environmental Corp.	4,747	36,457
Darling International, Inc. (a)	26,544	279,243
Fenix Parts, Inc. (a)	2,292	15,563
Heritage-Crystal Clean, Inc. (a)	2,021	21,423
MSA Safety, Inc.	4,692	203,961
Tetra Technologies, Inc.	9,734	253,279
TRC Cos., Inc. (a)	2,686	24,845
US Ecology, Inc.	3,509	127,868

		1,148,702

Hand & Machine Tools — 0.1%
Franklin Electric Co., Inc.	7,701	208,158
Milacron Holdings Corp. (a) (b)	2,399	30,011

		238,169

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	3,064	124,705
Hyster-Yale Materials Handling, Inc.	1,530	80,248

		204,953

Machinery – Diversified — 0.7%
Alamo Group, Inc.	1,562	81,380
Albany International Corp. Class A	4,577	167,289
Altra Industrial Motion Corp.	4,280	107,342
Applied Industrial Technologies, Inc.	6,491	262,821
Briggs & Stratton Corp.	7,212	124,768
Chart Industries, Inc. (a)	4,948	88,866
Columbus McKinnon Corp.	3,202	60,518
DXP Enterprises, Inc. (a)	2,001	45,623
The ExOne Co. (a)	1,735	17,419
Gorman-Rupp Co.	3,083	82,409
Hurco Cos., Inc.	1,019	27,065
iRobot Corp. (a) (b)	4,807	170,168
Kadant, Inc.	1,762	71,555

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lindsay Corp. (b)	1,913	$138,501
NACCO Industries, Inc. Class A	649	27,388
Power Solutions International, Inc. (a) (b)	750	13,687
Proto Labs, Inc. (a) (b)	3,762	239,602
Tennant Co.	2,963	166,698
Twin Disc, Inc.	1,385	14,570

		1,907,669

Manufacturing — 1.5%
Actuant Corp. Class A	9,543	228,650
American Railcar Industries, Inc. (b)	1,413	65,394
AZZ, Inc.	4,132	229,615
Barnes Group, Inc.	8,843	312,954
Blount International, Inc. (a)	7,838	76,891
The Brink’s Co.	7,863	226,926
Chase Corp.	1,094	44,559
CLARCOR, Inc.	8,057	400,272
Core Molding Technologies, Inc. (a)	1,233	15,819
EnPro Industries, Inc.	3,653	160,147
ESCO Technologies, Inc.	4,205	151,969
Federal Signal Corp.	10,093	159,974
FreightCar America, Inc.	1,966	38,199
GP Strategies Corp. (a)	2,069	51,953
Griffon Corp.	5,156	91,777
Handy & Harman Ltd. (a)	382	7,835
Harsco Corp.	12,999	102,432
John Bean Technologies Corp.	4,714	234,899
Koppers Holdings, Inc.	3,277	59,805
LSB Industries, Inc. (a) (b)	3,174	23,011
Lydall, Inc. (a)	2,753	97,676
Matthews International Corp. Class A	5,324	284,568
Myers Industries, Inc.	3,874	51,602
NL Industries, Inc. (a)	1,343	4,083
Park-Ohio Holdings Corp.	1,390	51,124
Raven Industries, Inc.	6,136	95,722
Smith & Wesson Holding Corp. (a)	8,678	190,742
Standex International Corp.	2,065	171,705
Sturm, Ruger & Co., Inc. (b)	3,020	180,022
Tredegar Corp.	3,987	54,303
Trimas Corp. (a)	7,328	136,667
Trinseo SA (a) (b)	1,883	53,101

		4,054,396

Metal Fabricate & Hardware — 0.8%
Advanced Drainage Systems, Inc.	5,455	131,084
Circor International, Inc.	2,781	117,219
Commercial Metals Co.	18,594	254,552
Global Brass & Copper Holdings, Inc.	3,460	73,698
Haynes International, Inc.	2,000	73,380
L.B. Foster Co. Class A	1,662	22,703
Lawson Products, Inc. (a)	938	21,902
Mueller Industries, Inc.	9,193	249,130
Mueller Water Products, Inc. Class A	26,000	223,600

	Number of Shares	Value
NN, Inc.	4,305	$68,622
Northwest Pipe Co. (a)	1,548	17,322
Omega Flex, Inc.	480	15,845
RBC Bearings, Inc. (a)	3,776	243,892
Rexnord Corp. (a)	16,354	296,334
Sun Hydraulics Corp.	3,678	116,703
TimkenSteel Corp.	6,306	52,844
Worthington Industries, Inc.	7,769	234,158

		2,212,988

Packaging & Containers — 0.3%
AEP Industries, Inc. (a)	632	48,759
Berry Plastics Group, Inc. (a)	19,234	695,886
Greif, Inc. Class A	4,986	153,619
Multi Packaging Solutions International Ltd. (a)	3,046	52,848

		951,112

Transportation — 1.5%
Air Transport Services Group, Inc. (a)	8,500	85,680
ArcBest Corp.	4,214	90,137
Ardmore Shipping Corp.	2,968	37,753
Atlas Air Worldwide Holdings, Inc. (a)	4,052	167,510
Bristow Group, Inc. (b)	5,576	144,418
CAI International, Inc. (a)	2,722	27,438
Celadon Group, Inc.	4,488	44,386
Covenant Transportation Group, Inc. Class A (a)	1,853	35,003
DHT Holdings, Inc.	14,840	120,056
Dorian LPG Ltd. (a) (b)	3,984	46,892
Eagle Bulk Shipping, Inc. (a)	3,545	12,478
Echo Global Logistics, Inc. (a)	4,795	97,770
Era Group, Inc. (a)	3,406	37,977
Forward Air Corp.	5,004	215,222
Frontline Ltd.	38,539	115,232
GasLog Ltd. (b)	6,682	55,461
Gener8 Maritime, Inc. (a)	2,785	26,318
Golden Ocean Group Ltd. (b)	10,568	11,308
GulfMark Offshore, Inc. Class A (b)	4,015	18,750
Heartland Express, Inc. (b)	8,149	138,696
Hub Group, Inc. Class A (a)	5,829	192,065
Knight Transportation, Inc.	10,033	243,100
Marten Transport Ltd.	3,828	67,756
Matson, Inc.	7,019	299,220
Navios Maritime Acquisition Corp.	13,545	40,770
Navios Maritime Holdings, Inc. (b)	12,820	22,435
Nordic American Offshore Ltd. (a) (b)	3,090	16,284
Nordic American Tanker Shipping Ltd. (b)	14,308	222,346
PAM Transportation Services, Inc. (a)	495	13,657
PHI, Inc. (a)	1,985	32,574
Radiant Logistics, Inc. (a)	4,982	17,088
Roadrunner Transportation Systems, Inc. (a)	4,620	43,567

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safe Bulkers, Inc.	6,218	$5,037
Saia, Inc. (a)	4,060	90,335
Scorpio Bulkers, Inc. (a)	4,510	44,605
Scorpio Tankers, Inc.	28,792	230,912
Ship Finance International Ltd. (b)	9,523	157,796
Swift Transportation Co. (a) (b)	14,119	195,124
Teekay Tankers Ltd. Class A	15,410	106,021
Ultrapetrol Bahamas Ltd. (a) (b)	1,663	175
Universal Truckload Services, Inc.	1,236	17,353
USA Truck, Inc. (a)	1,540	26,873
UTI Worldwide, Inc. (a)	14,930	104,958
Werner Enterprises, Inc.	7,179	167,917
XPO Logistics, Inc. (a)	11,493	313,184
YRC Worldwide, Inc. (a)	5,277	74,828

		4,274,465

Trucking & Leasing — 0.2%
Aircastle Ltd.	9,995	208,795
TAL International Group, Inc.	5,390	85,701
Textainer Group Holdings Ltd. (b)	3,624	51,135
The Greenbrier Cos., Inc. (b)	4,276	139,483

		485,114

		32,939,689

Technology — 11.1%
Computers — 2.8%
A10 Networks, Inc. (a)	5,389	35,352
Agilysys, Inc. (a)	2,530	25,275
CACI International, Inc. Class A (a)	3,885	360,450
Carbonite, Inc. (a)	2,846	27,891
Ciber, Inc. (a)	12,512	43,917
Cray, Inc. (a)	6,601	214,202
Datalink Corp. (a)	3,345	22,746
Diebold, Inc.	10,437	314,049
Digimarc Corp. (a) (b)	1,206	44,031
Electronics for Imaging, Inc. (a)	7,546	352,700
Engility Holdings, Inc.	2,904	94,322
FleetMatics Group PLC (a)	6,142	311,952
Furmanite Corp. (a)	6,030	40,160
Imation Corp. (a) (b)	4,885	6,692
Immersion Corp. (a)	4,438	51,747
j2 Global, Inc.	7,779	640,367
The KEYW Holding Corp. (a) (b)	5,454	32,833
LivePerson, Inc. (a)	9,130	61,627
LogMeIn, Inc. (a)	3,978	266,924
Luxoft Holding, Inc. (a)	2,963	228,536
Manhattan Associates, Inc. (a)	11,877	785,901
MAXIMUS, Inc.	10,608	596,700
Mentor Graphics Corp.	16,151	297,501
Mercury Computer Systems, Inc. (a)	5,532	101,568
MTS Systems Corp.	2,417	153,262
NetScout Systems, Inc. (a)	14,808	454,606
Nimble Storage, Inc. (a) (b)	8,191	75,357
Pure Storage, Inc. Class A (a) (b)	4,626	72,027

	Number of Shares	Value
Quantum Corp. (a)	31,745	$29,523
RealD, Inc. (a)	6,463	68,185
Science Applications International Corp.	7,392	338,406
Silicon Graphics International Corp. (a)	5,753	33,943
Silver Spring Networks, Inc. (a)	5,888	84,846
Stratasys Ltd. (a) (b)	8,248	193,663
Super Micro Computer, Inc. (a)	5,970	146,325
Sykes Enterprises, Inc. (a)	6,294	193,729
Synaptics, Inc. (a)	5,927	476,175
Syntel, Inc. (a)	5,060	228,965
Unisys Corp. (a)	8,092	89,417
Varonis Systems, Inc. (a) (b)	1,486	27,937
Violin Memory, Inc. (a) (b)	14,515	13,065
Virtusa Corp. (a)	4,755	196,572

		7,833,446

Office Equipment/Supplies — 0.0%
Arc Document Solutions, Inc. (a)	6,657	29,424
Eastman Kodak Co. (a) (b)	2,758	34,585

		64,009

Semiconductors — 3.2%
Advanced Micro Devices, Inc. (a) (b)	102,830	295,122
Alpha & Omega Semiconductor Ltd. (a)	3,002	27,588
Ambarella, Inc. (a) (b)	5,063	282,212
Amkor Technology, Inc. (a)	16,027	97,444
Applied Micro Circuits Corp. (a)	13,100	83,447
Axcelis Technologies, Inc. (a)	18,615	48,213
Brooks Automation, Inc.	10,930	116,732
Cabot Microelectronics Corp. (a)	3,998	175,032
Cascade Microtech, Inc. (a)	2,146	34,872
Cavium, Inc. (a)	8,903	585,016
Ceva, Inc. (a)	3,323	77,625
Cirrus Logic, Inc. (a)	10,247	302,594
Cohu, Inc.	4,122	49,753
Diodes, Inc. (a)	6,062	139,305
DSP Group, Inc. (a)	3,536	33,380
EMCORE Corp. (a)	3,166	19,408
Entegris, Inc. (a)	22,654	300,619
Exar Corp. (a)	6,252	38,325
Fairchild Semiconductor International, Inc. (a)	18,813	389,617
Formfactor, Inc. (a)	9,284	83,556
GSI Group, Inc. (a)	5,536	75,400
Inphi Corp. (a)	6,196	167,416
Integrated Device Technology, Inc. (a)	23,876	629,133
Intersil Corp. Class A	21,160	270,002
IXYS Corp.	4,073	51,442
Kopin Corp. (a)	10,426	28,359
Lattice Semiconductor Corp. (a)	18,911	122,354
Mattson Technology, Inc. (a)	11,957	42,208

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MaxLinear, Inc. Class A (a)	8,367	$123,246
Microsemi Corp. (a)	15,312	499,018
MKS Instruments, Inc.	8,617	310,212
Monolithic Power Systems, Inc.	6,343	404,113
Nanometrics, Inc. (a)	3,819	57,820
OmniVision Technologies, Inc. (a)	9,358	271,569
Photronics, Inc. (a)	10,745	133,775
PMC-Sierra, Inc. (a)	28,181	327,463
Power Integrations, Inc.	4,721	229,582
QLogic Corp. (a)	14,111	172,154
Rambus, Inc. (a) (b)	18,656	216,223
Rovi Corp. (a)	13,289	221,395
Rudolph Technologies, Inc. (a)	5,131	72,963
Semtech Corp. (a)	10,624	201,006
Sigma Designs, Inc. (a)	5,550	35,076
Silicon Laboratories, Inc. (a)	6,901	334,975
Tessera Technologies, Inc.	8,506	255,265
Ultra Clean Holdings, Inc. (a)	4,996	25,579
Ultratech, Inc. (a)	4,445	88,100
Veeco Instruments, Inc. (a)	6,540	134,462
Xcerra Corp. (a)	8,965	54,238

		8,734,408

Software — 5.1%
2U, Inc. (a) (b)	4,255	119,055
ACI Worldwide, Inc. (a)	18,844	403,262
Actua Corp. (a)	6,504	74,471
Acxiom Corp. (a)	12,542	262,379
Amber Road, Inc. (a) (b)	3,015	15,346
American Software, Inc. Class A	4,086	41,595
Apigee Corp. (a)	862	6,922
Appfolio, Inc. Class A (a) (b)	873	12,746
Aspen Technology, Inc. (a)	13,786	520,559
AVG Technologies NV (a)	6,624	132,811
Avid Technology, Inc. (a)	5,070	36,960
Benefitfocus, Inc. (a) (b)	1,253	45,597
Blackbaud, Inc.	7,539	496,519
Bottomline Technologies, Inc. (a)	6,607	196,426
BroadSoft, Inc. (a)	4,714	166,687
Callidus Software, Inc. (a)	8,942	166,053
Castlight Health, Inc. (a) (b)	5,579	23,822
Code Rebel Corp. (a)	103	276
CommVault Systems, Inc. (a)	7,307	287,530
Computer Programs & Systems, Inc. (b)	1,833	91,192
Cornerstone OnDemand, Inc. (a)	8,666	299,237
CSG Systems International, Inc.	5,293	190,442
Cvent, Inc. (a)	3,778	131,890
Demandware, Inc. (a) (b)	5,394	291,114
Digi International, Inc. (a)	4,102	46,681
Digital Turbine, Inc. (a) (b)	8,544	11,364
Ebix, Inc. (b)	4,335	142,145
Envestnet, Inc. (a)	6,264	186,980

	Number of Shares	Value
EPAM Systems, Inc. (a)	7,875	$619,132
EPIQ Systems, Inc.	5,199	67,951
Everyday Health, Inc. (a)	3,583	21,570
Evolent Health, Inc. Class A (a)	2,173	26,315
Fair Isaac Corp.	5,010	471,842
Five9, Inc. (a)	3,731	32,460
Globant SA (a) (b)	2,469	92,612
Glu Mobile, Inc. (a) (b)	19,105	46,425
Guidance Software, Inc. (a) (b)	3,075	18,511
Guidewire Software, Inc. (a)	11,291	679,267
Hortonworks, Inc. (a) (b)	1,199	26,258
HubSpot, Inc. (a)	3,038	171,070
Imperva, Inc. (a)	4,262	269,827
inContact, Inc. (a)	9,957	94,990
Infoblox, Inc. (a)	9,634	177,169
InnerWorkings, Inc. (a)	5,900	44,250
Instructure, Inc. (a)	792	16,489
Interactive Intelligence Group, Inc. (a)	2,799	87,945
Jive Software, Inc. (a)	7,708	31,449
ManTech International Corp. Class A	3,931	118,873
MedAssets, Inc. (a)	9,689	299,778
Medidata Solutions, Inc. (a)	8,883	437,843
MicroStrategy, Inc. Class A (a)	1,500	268,935
MINDBODY, Inc. Class A (a) (b)	1,108	16,764
MobileIron, Inc. (a) (b)	6,482	23,400
Model N, Inc. (a)	3,291	36,728
Monotype Imaging Holdings, Inc.	6,470	152,951
New Relic, Inc. (a)	909	33,115
Omnicell, Inc. (a)	5,865	182,284
Park City Group, Inc. (a) (b)	1,738	20,700
Paycom Software, Inc. (a)	5,101	191,951
PDF Solutions, Inc. (a)	4,444	48,173
pdvWireless, Inc. (a) (b)	2,056	56,540
Pegasystems, Inc.	5,769	158,647
Press Ganey Holdings, Inc. (a)	1,680	53,004
Progress Software Corp. (a)	8,177	196,248
Proofpoint, Inc. (a)	6,343	412,358
PROS Holdings, Inc. (a)	3,863	89,004
QAD, Inc.	1,613	33,099
QLIK Technologies, Inc. (a)	14,697	465,307
Quality Systems, Inc.	8,078	130,217
Qualys, Inc. (a)	4,019	132,989
RealPage, Inc. (a)	8,522	191,319
Rocket Fuel, Inc. (a)	4,234	14,777
Sapiens International Corp. NV	3,772	38,474
SciQuest, Inc. (a)	4,383	56,847
Seachange International, Inc. (a)	5,283	35,607
Synchronoss Technologies, Inc. (a)	6,267	220,786
SYNNEX Corp.	4,619	415,387
Take-Two Interactive Software, Inc. (a)	13,602	473,894
Tangoe, Inc./CT (a)	6,171	51,775
TiVo, Inc. (a)	15,750	135,922
Tyler Technologies, Inc. (a)	5,422	945,163

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Verint Systems, Inc. (a)	9,869	$400,287
Workiva, Inc. (a) (b)	1,198	21,049
Xactly Corp. (a)	1,197	10,210
Xura, Inc. (a)	3,668	90,159

		14,056,157

		30,688,020

Utilities — 3.6%
Electric — 1.9%
Abengoa Yield plc (b)	7,950	153,356
Allete, Inc.	7,844	398,711
Ameresco, Inc. Class A (a)	3,261	20,381
Atlantic Power Corp. (b)	19,179	37,783
Avista Corp.	10,036	354,973
Black Hills Corp.	8,254	383,233
Cleco Corp.	9,755	509,309
Dynegy, Inc. (a)	19,449	260,617
El Paso Electric Co.	6,505	250,442
The Empire District Electric Co.	7,054	198,006
EnerNOC, Inc. (a) (b)	4,445	17,113
Genie Energy Ltd. Class B (b)	2,014	22,456
IDACORP, Inc.	8,119	552,092
MGE Energy, Inc.	5,599	259,794
NorthWestern Corp.	7,578	411,106
NRG Yield, Inc. (b)	5,506	76,588
NRG Yield, Inc. Class C (b)	10,075	148,707
Ormat Technologies, Inc. (b)	6,016	219,404
Otter Tail Corp.	6,069	161,617
Portland General Electric Co.	14,273	519,109
Spark Energy, Inc. Class A (b)	534	11,064
Talen Energy Corp. (a)	13,470	83,918
Unitil Corp.	2,251	80,766

		5,130,545

Gas — 1.4%
Chesapeake Utilities Corp.	2,466	139,946
The Laclede Group, Inc.	6,978	414,563
New Jersey Resources Corp.	13,784	454,321
Northwest Natural Gas Co.	4,386	221,975
ONE Gas, Inc.	8,483	425,592
Piedmont Natural Gas Co., Inc.	12,687	723,413
PNM Resources, Inc.	12,805	391,449
South Jersey Industries, Inc.	11,041	259,684
Southwest Gas Corp.	7,544	416,127
WGL Holdings, Inc.	8,003	504,109

		3,951,179

Water — 0.3%
American States Water Co.	6,087	255,350
Artesian Resources Corp. Class A	1,285	35,594
California Water Service Group	7,761	180,598
Connecticut Water Service, Inc.	1,774	67,430
Consolidated Water Co., Inc. (b)	2,348	28,740
Middlesex Water Co.	2,569	68,181

	Number of Shares	Value
Pico Holdings, Inc. (a)	3,637	$37,534
SJW Corp.	2,542	75,370
The York Water Co.	2,031	50,653

		799,450

		9,881,174

TOTAL COMMON STOCK (Cost $280,114,658)		271,466,268

TOTAL EQUITIES (Cost $280,114,658)		271,466,268

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Agriculture — 0.0%
Magnum Hunter Resources Corp., Expires 4/15/16 Strike 8.50 (a) (b) (c)	1,428	-

TOTAL WARRANTS (Cost $0)		-

MUTUAL FUNDS — 11.5%
Diversified Financial — 11.5%
State Street Navigator Securities Lending Prime Portfolio (d)	31,826,130	31,826,130

TOTAL MUTUAL FUNDS (Cost $31,826,130)		31,826,130

TOTAL LONG-TERM INVESTMENTS (Cost $311,940,788)		303,292,398

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (e)	$4,570,919	4,570,919

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill (f) 0.000% 3/31/16	440,000	439,814
U.S. Treasury Bill 0.000% 3/31/16	85,000	84,964
U.S. Treasury Bill 0.000% 3/31/16	15,000	14,994
U.S. Treasury Bill 0.000% 3/31/16	35,000	34,985
U.S. Treasury Bill 0.000% 3/31/16	75,000	74,968

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill 0.000% 3/31/16	55,000	$54,977

		704,702

TOTAL SHORT-TERM INVESTMENTS (Cost $5,275,705)		5,275,621

TOTAL INVESTMENTS — 111.5% (Cost $317,216,493) (g)		308,568,019

Other Assets/ (Liabilities) — (11.5)%		(31,909,456)

NET ASSETS — 100.0%		$276,658,563

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $30,750,531 or 11.11% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $8,486 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,570,924. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $4,665,133.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.0%

COMMON STOCK — 94.7%
Basic Materials — 3.2%
Chemicals — 2.6%
Air Products & Chemicals, Inc.	137,000	$17,825,070
Ashland, Inc.	107,000	10,988,900
Celanese Corp. Series A	206,000	13,869,980
CF Industries Holdings, Inc.	71,358	2,912,120
RPM International, Inc.	359,000	15,817,540
The Sherwin-Williams Co.	45,444	11,797,263

		73,210,873

Mining — 0.6%
Franco-Nevada Corp. (a)	301,000	13,769,820
Franco-Nevada Corp. (a)	62,000	2,836,500

		16,606,320

		89,817,193

Communications — 6.1%
Internet — 3.9%
Akamai Technologies, Inc. (b)	410,000	21,578,300
Cogent Communications Group, Inc.	143,111	4,964,521
Dropbox, Inc. (c)	32,717	497,298
Expedia, Inc.	67,798	8,427,291
GrubHub, Inc. (a) (b)	71,000	1,718,200
LinkedIn Corp. Class A (b)	23,000	5,176,840
Match Group, Inc. (a) (b)	218,500	2,960,675
TripAdvisor, Inc. (b)	138,000	11,764,500
VeriSign, Inc. (a) (b)	458,000	40,010,880
Zillow Group, Inc. Class A (a) (b)	188,000	4,895,520
Zillow Group, Inc. Class C (a) (b)	276,000	6,480,480

		108,474,505

Media — 0.4%
FactSet Research Systems, Inc.	64,000	10,404,480

Telecommunications — 1.8%
DigitalGlobe, Inc. (b)	495,000	7,751,700
Juniper Networks, Inc.	79,000	2,180,400
Palo Alto Networks, Inc. (b)	45,000	7,926,300
T-Mobile US, Inc. (b)	823,000	32,195,760
Viavi Solutions, Inc. (b)	339,000	2,064,510

		52,118,670

		170,997,655

Consumer, Cyclical — 17.6%
Airlines — 0.4%
American Airlines Group, Inc.	230,671	9,768,917

Apparel — 1.0%
Carter’s, Inc.	56,064	4,991,378
Hanesbrands, Inc.	748,000	22,013,640

		27,005,018

	Number of Shares	Value
Auto Manufacturers — 0.3%
Ferrari NV (a) (b)	98,000	$4,704,000
Tesla Motors, Inc. (a) (b)	17,000	4,080,170

		8,784,170

Automotive & Parts — 1.0%
BorgWarner, Inc.	455,000	19,669,650
WABCO Holdings, Inc. (b)	67,000	6,851,420

		26,521,070

Distribution & Wholesale — 0.6%
HD Supply Holdings, Inc. (b)	220,094	6,609,423
LKQ Corp. (b)	303,829	9,002,453

		15,611,876

Home Furnishing — 0.6%
Harman International Industries, Inc.	177,823	16,752,705

Leisure Time — 2.8%
Brunswick Corp.	168,531	8,512,501
Harley-Davidson, Inc.	176,000	7,988,640
Norwegian Cruise Line Holdings Ltd. (b)	694,000	40,668,400
Royal Caribbean Cruises Ltd.	219,719	22,237,760

		79,407,301

Lodging — 1.8%
Choice Hotels International, Inc.	273,000	13,761,930
Marriott International, Inc. Class A	321,000	21,519,840
MGM Resorts International (b)	679,557	15,439,535

		50,721,305

Retail — 8.8%
Advance Auto Parts, Inc.	48,130	7,244,046
AutoZone, Inc. (b)	46,000	34,127,860
CarMax, Inc. (b)	683,000	36,861,510
Chipotle Mexican Grill, Inc. (b)	6,000	2,879,100
Copart, Inc. (b)	49,724	1,890,009
Dollar General Corp.	465,398	33,448,154
Dollar Tree, Inc. (b)	129,983	10,037,287
Dunkin’ Brands Group, Inc. (a)	57,150	2,434,019
GNC Holdings, Inc. Class A	160,109	4,966,581
L Brands, Inc.	263,349	25,234,101
Lululemon Athletica, Inc. (a) (b)	70,999	3,725,318
The Michaels Cos., Inc. (b)	575,000	12,713,250
O’Reilly Automotive, Inc. (b)	162,420	41,160,476
PVH Corp.	115,000	8,469,750
Rite Aid Corp. (b)	1,345,000	10,544,800
Ross Stores, Inc.	212,407	11,429,621

		247,165,882

Textiles — 0.3%
Cintas Corp.	101,192	9,213,532

		490,951,776

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 27.2%
Beverages — 0.6%
Brown-Forman Corp. Class B	72,646	$7,212,295
Keurig Green Mountain, Inc.	45,000	4,049,100
Monster Beverage Corp. (b)	32,512	4,842,987

		16,104,382

Biotechnology — 3.2%
Alkermes PLC (b)	539,028	42,788,043
Illumina, Inc. (b)	71,670	13,756,698
Incyte Corp. (b)	198,081	21,481,884
Vertex Pharmaceuticals, Inc. (b)	91,000	11,450,530

		89,477,155

Commercial Services — 10.1%
Alliance Data Systems Corp. (b)	43,669	12,077,535
Aramark	587,348	18,941,973
Bright Horizons Family Solutions, Inc. (b)	58,766	3,925,569
CEB, Inc.	31,955	1,961,718
CoreLogic, Inc. (b)	456,000	15,440,160
Equifax, Inc.	372,003	41,429,974
Euronet Worldwide, Inc. (b)	149,155	10,803,297
Gartner, Inc. (b)	222,183	20,151,998
Global Payments, Inc.	545,861	35,213,493
KAR Auction Services, Inc.	267,912	9,920,781
Manpower, Inc.	160,000	13,486,400
PAREXEL International Corp. (b)	138,939	9,464,525
ServiceMaster Global Holdings, Inc. (b)	263,000	10,320,120
Towers Watson & Co. Class A	134,000	17,213,640
TransUnion (b)	142,000	3,914,940
Vantiv, Inc. Class A (b)	650,317	30,838,032
Verisk Analytics, Inc. (b)	321,000	24,678,480
Wework Cos., Inc. Class A (c)	47,262	1,554,427

		281,337,062

Foods — 1.6%
Blue Buffalo Pet Products, Inc. (a) (b)	50,000	935,500
Sprouts Farmers Market, Inc. (b)	456,000	12,125,040
TreeHouse Foods, Inc. (b)	115,000	9,022,900
WhiteWave Foods Co. (b)	407,000	15,836,370
Whole Foods Market, Inc.	226,000	7,571,000

		45,490,810

Health Care – Products — 6.2%
Bruker Corp. (b)	853,000	20,702,310
C.R. Bard, Inc.	42,215	7,997,210
The Cooper Cos., Inc.	221,213	29,686,785
Dexcom, Inc. (b)	35,057	2,871,168
Henry Schein, Inc. (b)	182,000	28,790,580
Hologic, Inc. (b)	427,816	16,552,201
IDEXX Laboratories, Inc. (b)	227,000	16,552,840
Intuitive Surgical, Inc. (b)	64,000	34,954,240

	Number of Shares	Value
STERIS PLC	71,636	$5,397,056
West Pharmaceutical Services, Inc.	141,000	8,491,020

		171,995,410

Health Care – Services — 2.7%
Catalent, Inc. (b)	594,000	14,867,820
Envision Healthcare Holdings, Inc. (b)	314,000	8,154,580
HealthSouth Corp.	65,508	2,280,333
Humana, Inc.	23,857	4,258,713
MEDNAX, Inc. (b)	423,622	30,356,753
Universal Health Services, Inc. Class B	138,672	16,569,917

		76,488,116

Pharmaceuticals — 2.8%
Alnylam Pharmaceuticals, Inc. (b)	46,000	4,330,440
Baxalta, Inc.	477,000	18,617,310
BioMarin Pharmaceutical, Inc. (b)	28,384	2,973,508
DENTSPLY International, Inc.	454,000	27,625,900
Mallinckrodt PLC (b)	110,000	8,209,300
Mead Johnson Nutrition Co.	33,923	2,678,221
Medivation, Inc. (b)	86,924	4,201,906
Perrigo Co. PLC	64,666	9,357,170

		77,993,755

		758,886,690

Energy — 1.3%
Oil & Gas — 1.3%
Carrizo Oil & Gas, Inc. (b)	123,604	3,656,206
Cimarex Energy Co.	36,000	3,217,680
Concho Resources, Inc. (b)	90,000	8,357,400
EQT Corp.	319,000	16,629,470
InterOil Corp. (a) (b)	35,357	1,110,917
Pioneer Natural Resources Co.	23,000	2,883,740

		35,855,413

Financial — 9.1%
Banks — 0.5%
Citizens Financial Group, Inc.	156,157	4,089,752
Signature Bank (b)	70,355	10,790,346

		14,880,098

Diversified Financial — 5.6%
CBOE Holdings, Inc.	368,000	23,883,200
E*TRADE Financial Corp. (b)	624,662	18,514,982
FNF Group	918,000	31,827,060
Intercontinental Exchange, Inc.	102,000	26,138,520
LPL Financial Holdings, Inc. (a)	331,000	14,117,150
The Nasdaq, Inc.	106,285	6,182,598
Raymond James Financial, Inc.	177,150	10,269,386
TD Ameritrade Holding Corp.	653,000	22,665,630
WisdomTree Investments, Inc. (a)	200,833	3,149,061

		156,747,587

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 2.2%
Aon PLC	98,481	$9,080,933
The Progressive Corp.	711,000	22,609,800
Willis Group Holdings PLC	600,000	29,142,000

		60,832,733

Real Estate — 0.8%
Jones Lang LaSalle, Inc.	137,000	21,900,820

		254,361,238

Industrial — 16.9%
Airlines — 0.2%
United Continental Holdings, Inc. (b)	92,037	5,273,720

Building Materials — 0.6%
Martin Marietta Materials, Inc.	114,000	15,570,120

Electrical Components & Equipment — 1.7%
Acuity Brands, Inc.	77,000	18,002,600
AMETEK, Inc.	412,000	22,079,080
Mobileye NV (a) (b)	171,000	7,229,880

		47,311,560

Electronics — 4.5%
Agilent Technologies, Inc.	638,000	26,674,780
Allegion PLC	342,000	22,544,640
Amphenol Corp. Class A	110,781	5,786,091
FEI Co.	192,000	15,319,680
Imax Corp. (b)	111,831	3,974,474
Keysight Technologies, Inc. (b)	687,000	19,462,710
Mettler-Toledo International, Inc. (b)	21,000	7,121,730
Sensata Technologies Holding NV (b)	547,000	25,194,820

		126,078,925

Environmental Controls — 0.9%
Waste Connections, Inc.	465,217	26,201,022

Machinery – Diversified — 3.6%
Cognex Corp.	135,000	4,558,950
IDEX Corp.	380,000	29,111,800
The Middleby Corp. (b)	66,000	7,119,420
Roper Technologies, Inc.	224,390	42,586,978
Wabtec Corp.	78,299	5,568,625
Xylem, Inc.	341,000	12,446,500

		101,392,273

Manufacturing — 2.8%
Colfax Corp. (b)	365,000	8,522,750
Teleflex, Inc.	229,000	30,102,050
Textron, Inc.	911,000	38,271,110

		76,895,910

Metal Fabricate & Hardware — 0.1%
Rexnord Corp. (b)	186,000	3,370,320

	Number of Shares	Value
Packaging & Containers — 0.7%
Ball Corp.	274,000	$19,928,020

Transportation — 1.8%
J.B. Hunt Transport Services, Inc.	307,919	22,588,938
Kansas City Southern	245,000	18,294,150
Kirby Corp. (b)	71,668	3,771,170
Old Dominion Freight Line, Inc. (b)	91,400	5,398,998

		50,053,256

		472,075,126

Technology — 13.2%
Computers — 2.1%
Cadence Design Systems, Inc. (b)	380,797	7,924,386
Fortinet, Inc. (b)	303,502	9,460,157
IHS, Inc. Class A (b)	274,000	32,449,820
Jack Henry & Associates, Inc.	79,605	6,213,966
Lumentum Holdings, Inc. (b)	134,000	2,950,680

		58,999,009

Semiconductors — 2.7%
Analog Devices, Inc.	162,231	8,974,619
Atmel Corp.	1,528,000	13,156,080
Lam Research Corp.	78,485	6,233,279
Microchip Technology, Inc. (a)	549,000	25,550,460
NXP Semiconductor NV (b)	59,318	4,997,542
Qorvo, Inc. (b)	103,256	5,255,730
Xilinx, Inc.	250,000	11,742,500

		75,910,210

Software — 8.4%
Activision Blizzard, Inc.	285,038	11,033,821
Atlassian Corp. PLC A Depository Receipt (c)	20,905	597,381
Atlassian Corp. PLC Class A (b)	99,000	2,977,920
Atlassian Corp. PLC Class A Preference Depository Receipt (c)	43,021	1,229,368
Atlassian Corp. PLC Depository Receipt (c)	58,176	1,662,437
Atlassian Corp. PLC Series 1 Depository Receipt (c)	44,531	1,272,518
Atlassian Corp. PLC Series 1 Restricted Depository Receipt (c)	21,728	620,899
CDK Global, Inc.	200,343	9,510,282
Cerner Corp. (b)	55,341	3,329,868
Electronic Arts, Inc. (b)	215,884	14,835,549
Fair Isaac Corp.	53,597	5,047,766
Fidelity National Information Services, Inc.	229,000	13,877,400
Fiserv, Inc. (b)	592,000	54,144,320
Guidewire Software, Inc. (b)	31,000	1,864,960
IMS Health Holdings, Inc. (b)	430,000	10,952,100
MSCI, Inc.	389,000	28,058,570
NetSuite, Inc. (a) (b)	60,000	5,077,200
Red Hat, Inc. (b)	485,968	40,243,010

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Servicenow, Inc. (b)	45,000	$3,895,200
Splunk, Inc. (b)	68,000	3,999,080
SS&C Technologies Holdings, Inc	183,000	12,493,410
Veeva Systems, Inc. Class A (a) (b)	269,000	7,760,650

		234,483,709

		369,392,928

Utilities — 0.1%
Gas — 0.1%
Atmos Energy Corp.	41,000	2,584,640

TOTAL COMMON STOCK (Cost $2,111,731,389)		2,644,922,659

PREFERRED STOCK — 0.3%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	40,629	617,561
Dropbox, Inc. Series A 1 (b) (c)	199,577	3,033,570
Living Social (b) (c)	586,650	—

		3,651,131

Consumer, Non-cyclical — 0.2%
Commercial Services — 0.2%
Wework, Inc. Series D 1 (b) (c)	83,736	2,754,041
Wework, Inc. Series D 2 (b) (c)	65,792	2,163,871

		4,917,912

TOTAL PREFERRED STOCK (Cost $7,978,622)		8,569,043

TOTAL EQUITIES (Cost $2,119,710,011)		2,653,491,702

MUTUAL FUNDS — 5.0%
Diversified Financial — 5.0%
State Street Navigator Securities Lending Prime Portfolio (d)	109,012,250	109,012,250
T. Rowe Price Government Reserve Investment Fund	30,009,606	30,009,606

		139,021,856

TOTAL MUTUAL FUNDS (Cost $139,021,856)		139,021,856

TOTAL LONG-TERM INVESTMENTS (Cost $2,258,731,867)		2,792,513,558

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.0%
Repurchase Agreement — 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (e)	$134,175,286	$134,175,286

Time Deposit — 0.2%
Euro Time Deposit 0.010% 1/04/16	4,641,078	4,641,078

TOTAL SHORT-TERM INVESTMENTS (Cost $138,816,364)		138,816,364

TOTAL INVESTMENTS — 105.0% (Cost $2,397,548,231) (f)		2,931,329,922

Other Assets/ (Liabilities) — (5.0)%		(138,316,742)

NET ASSETS — 100.0%		$2,793,013,180

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $106,566,490 or 3.82% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $16,003,371 or 0.57% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $134,175,435. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.120%, maturity dates ranging from 11/07/22 – 1/30/23, and an aggregate market value, including accrued interest, of $136,862,323.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 97.2%
Basic Materials — 1.8%
Chemicals — 1.0%
Methanex Corp.	45,320	$1,496,014
Minerals Technologies, Inc.	31,788	1,457,798
Platform Specialty Products Corp. (a) (b)	156,657	2,009,909

		4,963,721

Forest Products & Paper — 0.8%
KapStone Paper and Packaging Corp.	184,621	4,170,589

		9,134,310

Communications — 2.7%
Internet — 0.9%
Comscore, Inc. (a)	30,000	1,234,500
Dropbox, Inc. (a) (c)	28,181	428,351
Shopify, Inc. Class A (a)	38,140	984,012
Zendesk, Inc. (a)	12,600	333,144
Zillow Group, Inc. Class A (a) (b)	18,170	473,147
Zillow Group, Inc. Class C (a) (b)	43,433	1,019,807

		4,472,961

Media — 0.3%
The New York Times Co. Class A	135,490	1,818,276

Telecommunications — 1.5%
Arista Networks, Inc. (a) (b)	23,308	1,814,295
Ciena Corp. (a)	91,481	1,892,742
DigitalGlobe, Inc. (a)	12,635	197,864
Ruckus Wireless, Inc. (a)	109,730	1,175,208
Vonage Holdings Corp. (a)	434,605	2,494,632

		7,574,741

		13,865,978

Consumer, Cyclical — 13.9%
Airlines — 0.4%
Allegiant Travel Co.	13,180	2,211,999

Apparel — 1.4%
G-III Apparel Group Ltd. (a)	43,920	1,943,899
Skechers U.S.A., Inc. Class A (a)	67,130	2,027,998
Steven Madden Ltd. (a)	104,568	3,160,045

		7,131,942

Automotive & Parts — 0.4%
Tenneco, Inc. (a)	38,850	1,783,604

Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc. (a)	23,500	967,730
Core-Mark Holding Co., Inc.	13,730	1,125,036
Watsco, Inc.	10,390	1,216,981

		3,309,747

	Number of Shares	Value
Entertainment — 1.2%
Cinemark Holdings, Inc.	51,660	$1,726,994
DreamWorks Animation SKG, Inc. Class A (a) (b)	95,695	2,466,060
National CineMedia, Inc.	124,320	1,953,067

		6,146,121

Home Builders — 0.2%
WCI Communities, Inc. (a)	50,510	1,125,363

Home Furnishing — 0.5%
American Woodmark Corp. (a)	11,700	935,766
La-Z-Boy, Inc.	63,540	1,551,647

		2,487,413

Leisure Time — 1.1%
ClubCorp Holdings, Inc.	75,927	1,387,186
Diamond Resorts International, Inc. (a) (b)	117,363	2,993,930
Lindblad Expeditions Holdings, Inc. (a)	113,490	1,260,874

		5,641,990

Retail — 7.6%
Bloomin’ Brands, Inc.	110,380	1,864,318
Buffalo Wild Wings, Inc. (a)	13,280	2,120,152
Burlington Stores, Inc. (a)	34,820	1,493,778
The Cheesecake Factory, Inc.	39,150	1,805,206
Chico’s FAS, Inc.	134,140	1,431,274
Columbia Sportswear Co.	20,380	993,729
Dave & Buster’s Entertainment, Inc. (a)	47,220	1,970,963
Destination Maternity Corp. (b)	87,450	762,564
DSW, Inc. Class A (b)	77,590	1,851,297
Five Below, Inc. (a) (b)	42,120	1,352,052
Haverty Furniture Cos., Inc.	77,060	1,652,166
HSN, Inc.	54,382	2,755,536
Jack in the Box, Inc.	37,732	2,894,422
Lithia Motors, Inc. Class A	31,070	3,314,237
The Michaels Cos., Inc. (a)	47,220	1,044,034
Panera Bread Co. Class A (a)	17,750	3,457,345
Papa John’s International, Inc.	39,510	2,207,424
Popeyes Louisiana Kitchen, Inc. (a)	47,910	2,802,735
Texas Roadhouse, Inc.	56,445	2,019,038
Wingstop, Inc. (a) (b)	24,430	557,248
Zoe’s Kitchen, Inc. (a) (b)	35,770	1,000,845

		39,350,363

Storage & Warehousing — 0.2%
Mobile Mini, Inc.	34,780	1,082,701

Textiles — 0.3%
Tumi Holdings, Inc. (a)	98,335	1,635,311

		71,906,554

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 27.9%
Biotechnology — 2.6%
BioCryst Pharmaceuticals, Inc. (a)	88,788	$916,292
Five Prime Therapeutics, Inc. (a)	45,028	1,868,662
Integra LifeSciences Holdings (a)	27,420	1,858,528
Ironwood Pharmaceuticals, Inc. (a)	47,358	548,879
Novavax, Inc. (a) (b)	129,668	1,087,914
PTC Therapeutics, Inc. (a) (b)	45,297	1,467,623
Repligen Corp. (a)	49,110	1,389,322
Ultragenyx Pharmaceutical, Inc. (a)	36,570	4,102,423

		13,239,643

Commercial Services — 8.3%
The Advisory Board Co. (a)	52,922	2,625,460
Bright Horizons Family Solutions, Inc. (a)	73,210	4,890,428
Cardtronics, Inc. (a)	55,250	1,859,163
Convergys Corp.	77,875	1,938,309
CoStar Group, Inc. (a)	39,999	8,267,393
Healthcare Services Group, Inc.	26,370	919,522
HealthEquity, Inc. (a)	55,640	1,394,895
Heartland Payment Systems, Inc.	29,442	2,791,690
INC Research Holdings, Inc. Class A (a)	45,780	2,220,788
LendingTree, Inc. (a)	6,110	545,501
Monro Muffler Brake, Inc.	16,700	1,105,874
On Assignment, Inc. (a)	31,900	1,433,905
Paylocity Holding Corp. (a)	80,830	3,277,656
Team Health Holdings, Inc. (a)	42,385	1,860,278
TransUnion (a)	44,790	1,234,860
TriNet Group, Inc. (a)	61,781	1,195,462
WEX, Inc. (a)	33,770	2,985,268
WNS Holdings Ltd. Sponsored ADR (India) (a)	76,647	2,390,620

		42,937,072

Foods — 1.5%
Greencore Group PLC	609,276	3,175,875
J&J Snack Foods Corp.	12,240	1,428,041
Sanderson Farms, Inc. (b)	20,600	1,596,912
Snyders-Lance, Inc.	43,100	1,478,330

		7,679,158

Health Care – Products — 6.5%
ABIOMED, Inc. (a)	10,710	966,899
AtriCure, Inc. (a)	89,845	2,016,122
Bio-Techne Corp.	12,040	1,083,600
Cantel Medical Corp.	38,770	2,409,168
Cepheid, Inc. (a)	63,922	2,335,071
Dexcom, Inc. (a)	67,869	5,558,471
Endologix, Inc. (a) (b)	82,971	821,413
Globus Medical, Inc. Class A (a)	86,025	2,393,215
HeartWare International, Inc. (a) (b)	15,786	795,614
Inogen, Inc. (a)	32,780	1,314,150

	Number of Shares	Value
Insulet Corp. (a)	151,973	$5,746,099
Intersect ENT, Inc. (a)	50,874	1,144,665
K2M Group Holdings, Inc. (a)	69,850	1,378,839
LDR Holding Corp. (a)	39,970	1,003,647
Merit Medical Systems, Inc. (a)	74,170	1,378,820
NuVasive, Inc. (a)	28,550	1,544,841
West Pharmaceutical Services, Inc.	29,050	1,749,391

		33,640,025

Health Care – Services — 4.3%
Acadia Healthcare Co., Inc. (a)	102,071	6,375,355
Amsurg Corp. (a)	16,770	1,274,520
Centene Corp. (a)	42,860	2,820,617
Envision Healthcare Holdings, Inc. (a)	53,953	1,401,159
ICON PLC (a)	20,800	1,616,160
Kindred Healthcare, Inc.	139,385	1,660,075
LifePoint Health, Inc. (a)	40,071	2,941,211
Surgical Care Affiliates, Inc. (a)	55,780	2,220,602
WellCare Health Plans, Inc. (a)	24,565	1,921,229

		22,230,928

Pharmaceuticals — 4.4%
Acadia Pharmaceuticals, Inc. (a)	13,250	472,363
Aerie Pharmaceuticals, Inc. (a)	41,053	999,641
Agios Pharmaceuticals, Inc. (a) (b)	12,075	783,909
Anacor Pharmaceuticals, Inc. (a)	16,610	1,876,432
Aratana Therapeutics, Inc. (a)	47,398	264,481
Diplomat Pharmacy, Inc. (a) (b)	48,220	1,650,088
Dyax Corp. (a)	35,410	1,332,124
Eagle Pharmaceuticals, Inc. (a) (b)	4,920	436,256
Flexion Therapeutics, Inc. (a)	32,144	619,415
Galapagos NV (a) (b)	23,997	1,508,931
Neogen Corp. (a)	26,630	1,505,128
Neurocrine Biosciences, Inc. (a)	21,860	1,236,620
Otonomy, Inc. (a)	27,743	769,868
Pacira Pharmaceuticals, Inc. (a) (b)	9,370	719,522
Portola Pharmaceuticals, Inc. (a)	34,752	1,787,990
Relypsa, Inc. (a) (b)	20,708	586,865
TESARO, Inc. (a) (b)	41,589	2,175,937
Tetraphase Pharmaceuticals, Inc. (a)	40,400	405,212
VCA, Inc. (a)	67,210	3,696,550

		22,827,332

Textiles — 0.3%
Samsonite International SA	398,270	1,197,412

		143,751,570

Diversified — 0.5%
Holding Company – Diversified — 0.5%
FCB Financial Holdings, Inc. (a)	47,940	1,715,773
Nomad Foods Ltd. (a)	72,079	850,873

		2,566,646

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.5%
Energy – Alternate Sources — 1.8%
First Solar, Inc. (a)	55,384	$3,654,790
Headwaters, Inc. (a)	233,151	3,933,257
Pattern Energy Group, Inc. (b)	84,170	1,759,995

		9,348,042

Oil & Gas — 2.4%
Callon Petroleum Co. (a)	167,700	1,398,618
Diamondback Energy, Inc. (a)	74,356	4,974,417
Matador Resources Co. (a)	43,790	865,728
Patterson-UTI Energy, Inc.	109,280	1,647,943
QEP Resources, Inc.	83,096	1,113,486
RSP Permian, Inc. (a)	94,934	2,315,440

		12,315,632

Oil & Gas Services — 0.3%
Forum Energy Technologies, Inc. (a)	126,700	1,578,682

		23,242,356

Financial — 16.2%
Banks — 5.5%
Ameris Bancorp	51,724	1,758,099
Associated Banc-Corp.	222,506	4,171,987
Bank of the Ozarks, Inc.	42,820	2,117,877
ConnectOne Bancorp, Inc.	73,698	1,377,416
Great Western Bancorp, Inc.	60,150	1,745,553
PacWest Bancorp	33,448	1,441,609
Pinnacle Financial Partners, Inc.	28,170	1,446,811
PrivateBancorp, Inc.	81,546	3,345,017
Signature Bank (a)	18,390	2,820,474
South State Corp.	22,810	1,641,179
Texas Capital Bancshares, Inc. (a)	32,960	1,628,883
United Community Banks, Inc.	73,644	1,435,322
Western Alliance Bancorp (a)	95,580	3,427,499

		28,357,726

Diversified Financial — 3.2%
Ellie Mae, Inc. (a) (b)	28,250	1,701,498
Evercore Partners, Inc. Class A	21,849	1,181,375
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	171,569	3,246,086
MarketAxess Holdings, Inc.	58,724	6,553,011
WageWorks, Inc. (a)	27,463	1,245,996
WisdomTree Investments, Inc. (b)	168,691	2,645,075

		16,573,041

Insurance — 2.7%
Argo Group International Holdings Ltd.	14,081	842,607
Assurant, Inc.	22,912	1,845,333
Assured Guaranty Ltd.	106,766	2,821,825
eHealth, Inc. (a)	68,792	686,544
Essent Group Ltd. (a)	42,250	924,853
First American Financial Corp.	60,217	2,161,790

	Number of Shares	Value
Horace Mann Educators Corp.	52,367	$1,737,537
MGIC Investment Corp. (a)	138,277	1,220,986
Stewart Information Services Corp.	48,800	1,821,704

		14,063,179

Investment Companies — 0.5%
Hercules Technology Growth Capital, Inc. (b)	106,395	1,296,955
Solar Capital Ltd.	75,270	1,236,686

		2,533,641

Real Estate — 1.7%
HFF, Inc.	68,688	2,134,136
Hilltop Holdings, Inc. (a)	67,230	1,292,160
Kennedy-Wilson Holdings, Inc.	173,996	4,189,824
Marcus & Millichap, Inc. (a)	32,190	938,017

		8,554,137

Real Estate Investment Trusts (REITS) — 1.8%
Coresite Realty Corp.	19,160	1,086,755
MFA Financial, Inc.	243,870	1,609,542
Pebblebrook Hotel Trust	32,242	903,421
PS Business Parks, Inc.	19,300	1,687,399
Redwood Trust, Inc.	131,550	1,736,460
Sovran Self Storage, Inc.	21,150	2,269,607

		9,293,184

Savings & Loans — 0.8%
EverBank Financial Corp.	80,329	1,283,657
Sterling Bancorp	170,493	2,765,397

		4,049,054

		83,423,962

Industrial — 13.5%
Aerospace & Defense — 1.3%
Astronics Corp. (a)	24,361	991,736
Curtiss-Wright Corp.	26,950	1,846,075
HEICO Corp. Class A	38,080	1,873,536
Teledyne Technologies, Inc. (a)	20,330	1,803,271

		6,514,618

Building Materials — 2.9%
Apogee Enterprises, Inc.	38,530	1,676,440
Armstrong World Industries, Inc. (a)	36,040	1,648,109
Boise Cascade Co. (a)	61,570	1,571,882
Lennox International, Inc.	25,190	3,146,231
Masonite International Corp. (a)	93,528	5,726,720
US Concrete, Inc. (a)	25,390	1,337,037

		15,106,419

Electrical Components & Equipment — 1.0%
Generac Holdings, Inc. (a) (b)	49,562	1,475,461
SunPower Corp. (a) (b)	115,739	3,473,327

		4,948,788

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 1.4%
Imax Corp. (a)	83,055	$2,951,775
Rogers Corp. (a)	27,315	1,408,635
Watts Water Technologies, Inc. Class A	57,635	2,862,730

		7,223,140

Engineering & Construction — 0.1%
Dycom Industries, Inc. (a)	7,600	531,696

Environmental Controls — 0.4%
Clean Harbors, Inc. (a)	50,080	2,085,832

Machinery – Diversified — 1.2%
Altra Industrial Motion Corp.	47,163	1,182,848
The Middleby Corp. (a)	47,726	5,148,204

		6,331,052

Manufacturing — 0.4%
John Bean Technologies Corp.	41,115	2,048,760

Metal Fabricate & Hardware — 0.6%
Advanced Drainage Systems, Inc. (b)	129,860	3,120,536

Miscellaneous – Manufacturing — 0.8%
A.O. Smith Corp.	56,880	4,357,577

Packaging & Containers — 1.3%
Berry Plastics Group, Inc. (a)	61,990	2,242,798
Graphic Packaging Holding Co.	340,307	4,366,139

		6,608,937

Transportation — 1.5%
Hub Group, Inc. Class A (a)	37,620	1,239,579
Knight Transportation, Inc.	68,721	1,665,110
Landstar System, Inc.	42,014	2,464,121
Swift Transportation Co. (a) (b)	104,005	1,437,349
XPO Logistics, Inc. (a) (b)	29,931	815,620

		7,621,779

Trucking & Leasing — 0.6%
Aircastle Ltd.	78,700	1,644,043
GATX Corp.	40,260	1,713,063

		3,357,106

		69,856,240

Technology — 16.0%
Computers — 1.8%
Cadence Design Systems, Inc. (a)	75,370	1,568,450
FleetMatics Group PLC (a)	10,477	532,127
Manhattan Associates, Inc. (a)	40,120	2,654,740
MAXIMUS, Inc.	28,008	1,575,450
Pure Storage, Inc. Class A (a) (b)	46,483	723,740
Stratasys Ltd. (a) (b)	43,030	1,010,344
Virtusa Corp. (a)	27,259	1,126,887

		9,191,738

	Number of Shares	Value
Semiconductors — 3.1%
Cavium, Inc. (a)	52,030	$3,418,891
Entegris, Inc. (a)	204,804	2,717,749
Mellanox Technologies Ltd. (a)	55,799	2,351,370
Microsemi Corp. (a)	41,060	1,338,146
Monolithic Power Systems, Inc.	89,810	5,721,795
ON Semiconductor Corp. (a)	86,360	846,328

		16,394,279

Software — 11.1%
Allscripts Healthcare Solutions, Inc. (a)	171,570	2,638,747
Atlassian Corp. PLC Class A (a)	13,900	418,112
Benefitfocus, Inc. (a) (b)	34,300	1,248,177
CyberArk Software Ltd. (a)	14,810	668,523
Demandware, Inc. (a) (b)	39,001	2,104,884
EPAM Systems, Inc. (a)	18,010	1,415,946
Fair Isaac Corp.	23,552	2,218,127
Globant SA (a) (b)	66,340	2,488,413
Guidewire Software, Inc. (a)	105,294	6,334,487
HubSpot, Inc. (a)	125,711	7,078,786
Imperva, Inc. (a)	30,970	1,960,711
Omnicell, Inc. (a)	35,310	1,097,435
Paycom Software, Inc. (a)	35,410	1,332,478
Press Ganey Holdings, Inc. (a)	27,590	870,465
Proofpoint, Inc. (a)	59,230	3,850,542
Tableau Software, Inc. Class A (a)	20,470	1,928,683
Telogis (a) (c)	251,002	474,394
TiVo, Inc. (a)	195,020	1,683,023
Tyler Technologies, Inc. (a)	37,650	6,563,148
The Ultimate Software Group, Inc. (a)	24,590	4,807,591
Veeva Systems, Inc. Class A (a)	151,201	4,362,149
Verint Systems, Inc. (a)	41,109	1,667,382

		57,212,203

		82,798,220

Utilities — 0.2%
Electric — 0.2%
8Point3 Energy Partners LP	61,675	995,434

TOTAL COMMON STOCK (Cost $499,345,657)		501,541,270

PREFERRED STOCK — 1.5%
Communications — 0.6%
Internet — 0.6%
Draftkings Series D (a) (c)	53,080	166,140
Draftkings, Inc. Series D 1 (a) (c)	102,640	415,692
The Honest Co. (a) (c)	14,220	644,593
Veracode, Inc. (a) (c)	30,294	822,179
Zuora, Inc. Series F (a) (c)	194,983	807,230

		2,855,834

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 0.9%
Software — 0.9%
Cloudera, Inc. Series F (a) (c)	38,099	$978,763
Docusign, Inc. Series B (a) (c)	1,417	27,036
Docusign, Inc. Series B 1 (a) (c)	424	8,090
Docusign, Inc. Series D (a) (c)	1,018	19,423
Docusign, Inc. Series E (a) (c)	26,333	502,434
Docusign, Inc. Series F (a) (c)	4,129	78,781
Marklogic Corp. Series F (a) (c)	77,018	898,800
NUTANIX, Inc. Series E (a) (c)	40,062	654,613
Telogis (a) (c)	341,823	1,507,439

		4,675,379

TOTAL PREFERRED STOCK (Cost $6,224,034)		7,531,213

TOTAL EQUITIES (Cost $505,569,691)		509,072,483

MUTUAL FUNDS — 9.6%
Diversified Financial — 9.6%
iShares Russell 2000 Growth Index Fund (b)	17,258	2,405,938
iShares Russell 2000 Index Fund (b)	14,193	1,596,854
State Street Navigator Securities Lending Prime Portfolio (d)	45,779,607	45,779,607

		49,782,399

TOTAL MUTUAL FUNDS (Cost $49,793,276)		49,782,399

TOTAL LONG-TERM INVESTMENTS (Cost $555,362,967)		558,854,882

	Principal Amount

SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (e)	$4,115,372	4,115,372

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	1,869	1,869

TOTAL SHORT-TERM INVESTMENTS (Cost $4,117,241)		4,117,241

Value
TOTAL INVESTMENTS — 109.1% (Cost $559,480,208) (f)	$562,972,123

Other Assets/(Liabilities) — (9.1)%	(47,119,521)

NET ASSETS — 100.0%	$515,852,602

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $44,658,996 or 8.66% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $8,433,958 or 1.63% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,115,377. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $4,199,600.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 98.3%
Australia — 2.4%
Australia & New Zealand Banking Group Ltd. (a)	55,134	$1,112,659
Goodman Group (a)	153,340	694,237

		1,806,896

Belgium — 1.8%
Anheuser-Busch InBev SA/NV	4,201	518,928
KBC Groep NV	13,298	831,468

		1,350,396

Brazil — 0.6%
Itau Unibanco Holding SA Sponsored ADR (Brazil)	65,868	428,801

Cayman Islands — 1.1%
CK Hutchison Holdings Ltd.	59,696	799,707

China — 0.7%
Industrial & Commercial Bank of China	852,000	510,298

Finland — 3.2%
Nokia Oyj	183,924	1,309,361
UPM-Kymmene OYJ	59,161	1,095,708

		2,405,069

France — 11.4%
AXA SA	64,429	1,761,401
BNP Paribas	27,306	1,545,629
Cap Gemini SA	7,406	685,263
Renault SA	11,166	1,119,336
Societe Generale SA	12,742	587,756
Thales SA	7,941	595,033
Total SA	48,306	2,151,348

		8,445,766

Germany — 6.8%
Bayer AG	8,417	1,056,008
Bayerische Motoren Werke AG	7,600	800,420
Brenntag AG	11,291	589,303
Daimler AG	17,738	1,480,595
HeidelbergCement AG	5,697	464,771
Infineon Technologies AG	46,744	684,043

		5,075,140

Hong Kong — 1.3%
China Overseas Land & Investment Ltd.	110,000	380,520
CNOOC Ltd.	606,000	622,886

		1,003,406

	Number of Shares	Value
Ireland — 0.9%
Ryanair Holdings PLC Sponsored ADR (Ireland)	7,341	$634,703

Israel — 1.0%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	11,035	724,337

Italy — 4.9%
Assicurazioni Generali SpA	34,957	639,153
Enel SpA	288,384	1,206,246
Intesa Sanpaolo SpA	316,878	1,056,027
Telecom Italia SpA (a) (b)	578,107	728,656

		3,630,082

Japan — 22.8%
The Dai-ichi Life Insurance Co. Ltd.	37,500	622,229
Daikin Industries Ltd. (a)	11,500	836,943
Daiwa House Industry Co. Ltd.	36,800	1,055,078
Dentsu, Inc. (a)	13,800	755,375
Japan Airlines Co. Ltd.	20,300	726,973
Kawasaki Heavy Industries Ltd.	98,000	362,407
Mitsubishi UFJ Financial Group, Inc.	355,400	2,199,533
Mitsui Fudosan Co. Ltd.	41,000	1,027,356
Nippon Telegraph & Telephone Corp.	50,200	1,993,032
Nissan Motor Co. Ltd.	101,900	1,067,184
Seven & I Holdings Co. Ltd.	15,800	720,408
Sompo Japan Nipponkoa Holdings, Inc.	25,600	837,358
Sony Corp.	40,400	989,735
Sumitomo Mitsui Financial Group, Inc.	20,700	780,851
Toyota Motor Corp.	35,700	2,191,268
Yamato Holdings Co. Ltd. (a)	33,800	716,374

		16,882,104

Luxembourg — 0.5%
ArcelorMittal (a)	86,920	363,186

Netherlands — 6.0%
Airbus Group SE	11,930	801,022
ING Groep NV	84,288	1,134,605
Koninklijke KPN NV	252,996	955,321
Koninklijke Philips Electronics NV	29,250	743,693
NN Group NV	22,994	808,595

		4,443,236

Norway — 1.3%
Norsk Hydro ASA	252,659	939,696

Papua New Guinea — 0.3%
Oil Search Ltd.	47,570	232,897

Republic of Korea — 1.2%
Samsung Electronics Co., Ltd.	841	898,046

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 1.9%
Electrolux AB Series B	34,384	$825,313
Nordea Bank AB	53,596	584,821

		1,410,134

Switzerland — 4.0%
Credit Suisse Group	33,987	734,573
Nestle SA	10,434	773,406
Roche Holding AG	5,197	1,432,231

		2,940,210

United Kingdom — 24.2%
AstraZeneca PLC	15,514	1,048,886
Aviva PLC	87,499	661,147
Barclays PLC	299,150	968,252
Barratt Developments PLC	43,919	402,464
BG Group PLC	58,089	842,367
British American Tobacco PLC	15,046	835,640
Centrica PLC	249,228	800,525
Dixons Carphone PLC	90,455	664,782
GlaxoSmithKline PLC	51,674	1,043,711
InterContinental Hotels Group PLC	11,218	435,299
Lloyds Banking Group PLC	1,237,511	1,331,957
National Grid PLC	82,858	1,139,647
Prudential PLC	61,947	1,386,864
Rio Tinto PLC	39,295	1,145,161
Royal Dutch Shell PLC Class A	56,970	1,279,917
Shire Ltd.	7,626	522,639
Standard Chartered PLC	43,791	363,304
Vodafone Group PLC	659,575	2,133,411
Wolseley PLC	17,434	947,692

		17,953,665

TOTAL COMMON STOCK (Cost $75,756,135)		72,877,775

PREFERRED STOCK — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA 1.450%	4,518	503,631

TOTAL PREFERRED STOCK (Cost $503,522)		503,631

TOTAL EQUITIES (Cost $76,259,657)		73,381,406

MUTUAL FUNDS — 5.6%
United States — 5.6%
State Street Navigator Securities Lending Prime Portfolio (c)	4,163,177	4,163,177

TOTAL MUTUAL FUNDS (Cost $4,163,177)		4,163,177

TOTAL LONG-TERM INVESTMENTS (Cost $80,422,834)		77,544,583

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$1,075,495	$1,075,495

TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,495)		1,075,495

TOTAL INVESTMENTS — 106.1% (Cost $81,498,329) (e)		78,620,078

Other Assets/(Liabilities) — (6.1)%		(4,520,547)

NET ASSETS — 100.0%		$74,099,531

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $3,957,969 or 5.34% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $1,075,496. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $1,097,678.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.2%
Australia — 6.6%
AGL Energy Ltd.	22,503	$294,250
Alumina Ltd. (a)	78,199	65,145
Amcor Ltd.	39,322	382,566
AMP Ltd.	99,842	420,885
APA Group	37,553	235,921
Aristocrat Leisure Ltd.	20,526	151,694
Asciano Group	20,911	133,042
ASX Ltd.	6,568	201,506
Aurizon Holdings Ltd.	70,755	225,022
AusNet Services	75,882	81,523
Australia & New Zealand Banking Group Ltd.	96,035	1,938,082
Bank of Queensland Ltd.	12,914	130,109
Bendigo and Adelaide Bank Ltd. (a)	13,705	118,433
BHP Billiton Ltd.	108,647	1,411,358
Boral Ltd. (a)	26,716	114,287
Brambles Ltd.	53,401	446,863
Caltex Australia Ltd.	9,139	248,834
Challenger Ltd.	22,321	140,712
CIMIC Group Ltd. (a)	2,660	46,689
Coca-Cola Amatil Ltd.	17,443	117,561
Cochlear Ltd.	1,967	136,221
Commonwealth Bank of Australia	57,223	3,535,286
Computershare Ltd.	14,438	121,697
Crown Resorts Ltd. (a)	12,650	114,279
CSL Ltd.	15,502	1,181,920
Dexus Property Group	28,948	156,970
DUET Group (a)	87,531	145,046
Flight Centre Travel Group Ltd. (a)	2,031	58,529
Fortescue Metals Group Ltd. (a)	48,700	65,684
Goodman Group	59,037	267,286
GPT Group	60,191	208,050
Harvey Norman Holdings Ltd. (a)	14,384	43,469
Healthscope Ltd.	55,172	106,372
Iluka Resources Ltd.	16,124	71,347
Incitec Pivot Ltd.	50,880	145,484
Insurance Australia Group Ltd.	77,688	312,121
Lend Lease Group	16,561	170,823
Macquarie Group Ltd.	9,812	586,330
Medibank Pvt. Ltd.	83,598	130,303
Mirvac Group	122,958	175,951
National Australia Bank Ltd.	88,440	1,927,987
Newcrest Mining Ltd. (b)	25,493	240,987
Orica Ltd. (a)	11,295	126,347
Origin Energy Ltd.	58,448	196,887
Platinum Asset Management Ltd. (a)	8,103	47,319
Qantas Airways Ltd.	14,682	43,539
QBE Insurance Group Ltd.	45,309	412,203

	Number of Shares	Value
Ramsay Health Care Ltd.	4,786	$235,355
REA Group Ltd.	2,346	93,290
Rio Tinto Ltd.	13,876	447,695
Santos Ltd.	63,938	169,223
Scentre Group	180,514	547,060
Seek Ltd. (a)	11,514	128,023
Sonic Healthcare Ltd.	12,989	168,303
South32 Ltd. (b)	124,025	95,147
South32 Ltd. (b)	52,452	40,542
Stockland (a)	79,734	236,710
Suncorp Group Ltd.	43,836	383,807
Sydney Airport	32,888	151,309
Tabcorp Holdings Ltd.	25,541	87,099
Tatts Group Ltd.	50,283	159,697
Telstra Corp. Ltd.	143,245	581,221
TPG Telecom Ltd.	10,159	72,628
Transurban Group	64,905	492,814
Transurban Group (b)	3,606	27,512
Treasury Wine Estates Ltd.	25,409	152,534
Vicinity Centres	113,513	230,038
Wesfarmers Ltd.	37,242	1,120,491
Westfield Corp.	66,101	454,742
Westpac Banking Corp.	111,824	2,710,549
Woodside Petroleum Ltd.	24,620	516,362
Woolworths Ltd. (a)	42,884	758,905

		27,693,975

Austria — 0.2%
Andritz AG	2,690	130,477
Erste Group Bank AG (b)	9,277	289,935
OMV AG	5,288	148,448
Raiffeisen Bank International AG (a) (b)	3,241	47,419
Voestalpine AG	3,969	121,470

		737,749

Belgium — 1.4%
Ageas	6,760	313,334
Anheuser-Busch InBev SA/NV	26,753	3,304,665
Colruyt SA	2,432	124,912
Delhaize Group	3,536	344,434
Groupe Bruxelles Lambert SA	2,725	232,985
KBC Groep NV	8,352	522,215
Proximus SADP	5,096	165,329
Solvay SA Class A (a)	2,502	265,884
Telenet Group Holding NV (b)	1,613	86,929
UCB SA	4,213	379,219
Umicore SA	3,350	140,035

		5,879,941

Bermuda — 0.2%
Cheung Kong Infrastructure Holdings Ltd.	21,000	193,308

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Pacific Co. Ltd.	87,750	$58,124
Hongkong Land Holdings Ltd.	18,400	128,314
Kerry Properties Ltd.	18,000	49,118
Li & Fung Ltd.	206,000	139,276
Noble Group Ltd. (a)	128,700	35,801
NWS Holdings Ltd.	60,938	90,248
Shangri-La Asia Ltd.	32,000	31,363
Yue Yuen Industrial Holdings Ltd.	23,000	77,990

		803,542

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	8,800	68,903
Cheung Kong Property Holdings Ltd.	91,745	595,971
CK Hutchison Holdings Ltd.	91,745	1,229,045
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	3,100	52,080
MGM China Holdings Ltd.	23,600	29,274
Sands China Ltd.	80,400	270,908
WH Group Ltd. (b) (c)	178,500	98,707
Wynn Macau Ltd.	43,200	50,072

		2,394,960

Denmark — 1.8%
AP Moeller — Maersk A/S Class A	131	168,387
AP Moeller — Maersk A/S Class B	244	316,836
Carlsberg A/S Class B	3,583	316,791
Chr Hansen Holding A/S	3,101	193,961
Coloplast A/S Class B	3,732	301,234
Danske Bank A/S	23,976	640,539
DSV A/S	5,902	231,859
ISS A/S	5,048	182,071
Novo Nordisk A/S	65,274	3,751,975
Novozymes A/S	7,806	373,788
Pandora A/S	3,674	463,601
TDC A/S	28,191	139,847
Tryg A/S	4,252	84,445
Vestas Wind Systems A/S	7,375	514,906
William Demant Holding (b)	869	82,528

		7,762,768

Finland — 0.9%
Elisa OYJ	4,908	184,581
Fortum OYJ	14,150	212,107
Kone OYJ (a)	11,232	472,254
Metso OYJ (a)	3,976	88,532
Neste Oyj	4,661	138,978
Nokia Oyj	124,673	887,551
Nokian Renkaat OYJ	3,939	139,914
Orion OYJ Class B	3,539	121,998
Sampo Oyj	15,168	768,807
Stora Enso Oyj Class R	18,709	168,250
UPM-Kymmene OYJ	18,225	337,541
Wartsila OYJ Abp	5,001	226,776

		3,747,289

	Number of Shares	Value
France — 9.1%
Accor SA	6,909	$298,020
Aeroports de Paris	1,022	118,495
Air Liquide	11,636	1,306,884
Alcatel-Lucent (b)	96,326	381,190
Alstom SA (a) (b)	7,313	223,490
Arkema	2,271	158,837
Atos SE	2,911	244,492
AXA SA	66,366	1,814,356
BNP Paribas	35,801	2,026,480
Bollore SA	29,206	136,112
Bollore SA (b)	106	484
Bouygues SA	6,734	266,901
Bureau Veritas SA	8,982	178,745
Cap Gemini SA	5,166	478,000
Carrefour SA	18,728	539,298
Casino Guichard-Perrachon SA (a)	1,718	78,917
Christian Dior SE	1,861	316,125
Cie Generale d’Optique Essilor International SA	6,888	858,630
Cie Generale des Etablissements Michelin Class B	6,326	600,640
CNP Assurances	7,188	96,815
Compagnie de Saint-Gobain	16,212	697,418
Credit Agricole SA	34,392	405,161
Danone SA	19,609	1,323,360
Dassault Systemes SA	4,219	337,556
Edenred	7,180	135,278
Electricite de France	8,258	121,313
Engie SA	49,533	876,620
Eurazeo SA	1,190	81,897
Eutelsat Communications SA	6,017	179,688
Fonciere Des Regions	975	87,284
France Telecom SA	66,962	1,123,377
Gecina SA	1,137	137,945
Groupe Eurotunnel SE	15,793	195,995
Hermes International	902	304,120
ICADE	1,196	80,294
Iliad SA	892	212,814
Imerys SA	1,331	92,848
Ingenico Group	1,887	238,517
JCDecaux SA	2,618	100,211
Kering	2,579	439,600
Klepierre	7,254	321,687
L’Oreal	8,521	1,433,578
Lagardere S.C.A	4,116	122,464
Legrand SA	9,046	510,564
LVMH Moet Hennessy Louis Vuitton SE	9,449	1,477,131
Natixis	31,734	179,376
Numericable-SFR	3,328	120,833
Pernod-Ricard SA	7,128	810,389
Peugeot SA (b)	14,446	253,294

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Publicis Groupe	6,210	$411,875
Remy Cointreau SA (a)	810	58,001
Renault SA	6,392	640,766
Rexel Promesses	10,187	135,240
Safran SA	10,489	718,355
Sanofi	39,758	3,392,382
Schneider Electric SE	18,550	1,056,160
Schneider Electric SE	253	14,512
SCOR SE	5,207	194,789
Societe BIC SA	944	155,327
Societe Generale SA	24,566	1,133,168
Sodexo SA	3,140	305,456
Suez Environnement Co.	10,090	188,794
Technip SA	3,503	173,034
Thales SA	3,497	262,036
Total SA	72,833	3,243,679
Unibail-Rodamco SE	1,744	444,256
Unibail-Rodamco SE	1,563	396,305
Valeo SA	2,708	418,074
Veolia Environnement SA	14,949	354,340
Vinci SA	16,180	1,037,609
Vivendi SA	39,273	845,679
Wendel SA	873	103,696
Zodiac Aerospace	6,852	163,320

		38,370,376

Germany — 8.4%
Adidas AG	7,103	692,132
Allianz SE	14,907	2,640,859
Axel Springer AG	1,562	86,864
BASF SE	31,040	2,373,001
Bayer AG	27,561	3,457,839
Bayerische Motoren Werke AG	11,211	1,180,726
Beiersdorf AG	3,400	309,299
Brenntag AG	5,048	263,467
Commerzbank AG (b)	34,943	361,783
Continental AG	3,729	905,086
Daimler AG	32,536	2,715,788
Deutsche Bank AG	46,697	1,146,137
Deutsche Boerse AG	6,559	580,244
Deutsche Lufthansa AG (b)	8,289	130,897
Deutsche Post AG	32,839	924,798
Deutsche Telekom AG	107,348	1,942,333
Deutsche Wohnen AG	10,979	305,607
E.ON AG	67,951	657,617
Evonik Industries AG	4,836	160,478
Fraport AG Frankfurt Airport Services Worldwide	1,385	88,371
Fresenius Medical Care AG & Co. KGaA	7,412	624,474
Fresenius SE & Co. KGaA	12,879	920,962
GEA Group AG	5,990	241,375
Hannover Rueck SE	2,034	233,135

	Number of Shares	Value
HeidelbergCement AG	4,679	$381,721
Henkel AG & Co. KGaA	3,471	333,084
Hugo Boss AG	2,189	182,294
Infineon Technologies AG	37,721	552,002
K+S AG	6,522	169,571
Kabel Deutschland Holding AG	724	89,475
Lanxess AG	3,171	145,997
Linde AG	6,290	913,014
MAN SE	1,140	115,334
Merck KGaA	4,349	422,429
Metro AG	5,689	181,577
Muenchener Rueckversicherungs AG	5,650	1,131,550
OSRAM Licht AG	2,850	119,921
ProSiebenSat.1 Media SE	7,460	377,357
RWE AG	16,058	204,686
SAP SE	33,212	2,645,376
Siemens AG	26,151	2,537,198
Symrise AG	4,035	267,667
Telefonica Deutschland Holding AG	19,244	102,738
ThyssenKrupp AG	12,053	239,024
TUI AG	4,761	86,617
TUI AG	12,310	218,396
United Internet AG	4,232	232,723
Volkswagen AG	1,206	185,808
Vonovia SE	15,858	491,197
Zalando SE (b) (c)	2,514	99,313

		35,369,341

Hong Kong — 2.3%
AIA Group Ltd.	407,380	2,426,990
Bank of East Asia Ltd. (The)	40,508	149,971
BOC Hong Kong Holdings Ltd.	123,500	373,943
Cathay Pacific Airways Ltd.	34,000	58,549
CLP Holdings Ltd.	62,999	535,450
Galaxy Entertainment Group Ltd.	78,000	243,199
Hang Lung Properties Ltd.	76,000	172,374
Hang Seng Bank Ltd.	25,700	489,050
Henderson Land Development Co. Ltd.	38,766	235,985
HK Electric Investments & HK Electric Investments Ltd. (c)	90,706	75,987
HKT Trust / HKT Ltd.	91,840	117,132
Hong Kong & China Gas Co. Ltd.	237,592	466,041
Hong Kong Exchanges and Clearing Ltd.	37,960	964,606
HongKong Electric Holdings	47,500	437,323
Hysan Development Co. Ltd.	20,035	82,005
The Link REIT	77,223	462,187
MTR Corp.	49,349	243,793
New World Development Ltd.	179,952	176,804
PCCW Ltd.	147,136	86,194
Sino Land Co. Ltd.	106,850	155,972
SJM Holdings Ltd.	53,000	37,804

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sun Hung Kai Properties Ltd.	58,258	$700,324
Swire Pacific Ltd. Class A	20,000	224,591
Swire Properties Ltd.	41,396	118,717
Techtronic Industries Co.	46,403	188,501
Wharf Holdings Ltd.	46,000	254,792
Wheelock & Co. Ltd.	28,000	118,016

		9,596,300

Ireland — 0.6%
Bank of Ireland (b)	918,345	336,572
CRH PLC	25,865	747,632
CRH PLC	1,480	42,959
Experian PLC	33,512	592,174
James Hardie Industries NV	15,243	192,291
Kerry Group PLC Class A	5,525	457,220

		2,368,848

Israel — 0.7%
Azrieli Group	1,335	49,713
Bank Hapoalim B.M.	36,013	185,995
Bank Leumi Le-Israel (b)	47,564	164,987
Bezeq Israeli Telecommunication Corp. Ltd.	68,812	151,436
Check Point Software Technologies Ltd. (b)	2,100	170,898
Delek Group Ltd.	176	35,241
Israel Chemicals Ltd.	17,945	72,762
Mizrahi Tefahot Bank Ltd.	3,664	43,750
NICE Systems Ltd.	2,086	119,684
Taro Pharmaceutical Industries Ltd. (b)	300	46,365
Teva Pharmaceutical Industries Ltd.	30,628	2,010,346

		3,051,177

Italy — 2.1%
Assicurazioni Generali SpA	39,619	724,393
Atlantia SpA	13,993	370,623
Banca Monte dei Paschi di Siena SpA (b)	86,402	114,113
Banco Popolare SC (b)	12,314	168,856
Enel Green Power SpA	62,431	126,516
Enel SpA	237,013	991,373
ENI SpA	80,651	1,194,776
Exor SpA	3,416	154,596
Finmeccanica SpA (b)	13,753	190,101
Intesa Sanpaolo SpA	428,928	1,429,444
Intesa Sanpaolo SpA	32,794	99,759
Luxottica Group SpA	5,643	367,864
Mediobanca SpA	18,656	178,871
Prysmian SpA	7,123	155,808
Saipem SpA (a) (b)	9,316	74,887
Snam Rete Gas SpA	70,050	366,335
Telecom Italia SpA (a) (b)	382,131	481,644
Telecom Italia SpA — RSP	201,135	205,726

	Number of Shares	Value
Terna Rete Elettrica Nazionale SpA	50,730	$261,379
UniCredit SpA	162,120	892,951
Unione di Banche Italiane SpA	30,451	202,241
UnipolSai SpA	38,832	98,377

		8,850,633

Japan — 22.8%
ABC-Mart, Inc.	700	38,398
Acom Co. Ltd. (a) (b)	11,800	55,557
Aeon Co. Ltd.	21,400	329,065
Aeon Credit Service Co. Ltd.	3,800	85,013
Aeon Mall Co. Ltd.	3,600	61,797
Air Water, Inc.	6,000	96,265
Aisin Seiki Co.	6,500	279,473
Ajinomoto Co., Inc.	19,000	449,696
Alfresa Holdings Corp.	5,400	106,825
All Nippon Airways Co. Ltd.	50,000	144,293
Alps Electric Co. Ltd.	5,500	148,747
Amada Holdings Co. Ltd.	10,600	101,156
Aozora Bank Ltd.	40,000	139,488
Asahi Glass Co. Ltd.	33,000	188,178
Asahi Group Holdings Ltd.	13,300	415,785
Asahi Kasei Corp.	42,000	284,256
Asics Corp. (a)	4,800	99,344
Astellas Pharma, Inc.	71,500	1,015,601
Bandai Namco Holdings, Inc.	5,400	113,465
The Bank of Kyoto Ltd. (a)	12,000	111,161
The Bank of Yokohama Ltd.	38,000	232,594
Benesse Holdings, Inc. (a)	2,400	69,106
Bridgestone Corp.	22,100	756,745
Brother Industries Ltd. (a)	8,500	97,470
Calbee, Inc.	2,600	109,117
Canon, Inc.	36,100	1,094,166
Casio Computer Co. Ltd. (a)	7,000	163,403
Central Japan Railway Co.	4,800	850,271
The Chiba Bank Ltd.	24,000	170,158
Chubu Electric Power Co., Inc. (a)	21,400	292,718
Chugai Pharmaceutical Co. Ltd.	7,600	264,879
The Chugoku Bank Ltd.	4,700	62,648
The Chugoku Electric Power Co., Inc.	10,300	135,569
Citizen Holdings Co. Ltd. (a)	9,400	67,516
Credit Saison Co. Ltd. (a)	4,600	90,653
Dai Nippon Printing Co. Ltd.	17,000	168,068
The Dai-ichi Life Insurance Co. Ltd.	35,900	595,680
Daicel Corp.	8,900	132,440
Daihatsu Motor Co. Ltd. (a)	5,900	79,475
Daiichi Sankyo Co. Ltd. (a)	21,400	439,785
Daikin Industries Ltd.	8,000	582,221
Daito Trust Construction Co. Ltd.	2,400	277,859
Daiwa House Industry Co. Ltd.	20,100	576,279
Daiwa Securities Group, Inc.	58,000	354,614
Denso Corp.	16,500	786,710
Dentsu, Inc. (a)	7,100	388,635

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Don Quijote Holdings Co. Ltd.	4,100	$144,044
East Japan Railway	11,300	1,061,999
Eisai Co. Ltd.	8,600	568,485
Electric Power Development Co. Ltd.	5,000	177,933
FamilyMart Co. Ltd.	1,700	78,991
Fanuc Corp.	6,300	1,086,065
Fast Retailing Co., Ltd.	1,800	630,329
Fuji Electric Co. Ltd.	17,000	71,288
Fuji Heavy Industries Ltd.	19,900	818,056
FUJIFILM Holdings Corp.	15,400	641,420
Fujitsu LTD	62,000	308,597
Fukuoka Financial Group, Inc.	29,000	143,835
GungHo Online Entertainment, Inc. (a) (b)	15,600	42,467
The Gunma Bank Ltd.	12,000	69,764
The Hachijuni Bank Ltd.	14,000	85,915
Hakuhodo DY Holdings, Inc.	6,700	72,405
Hamamatsu Photonics KK (a)	5,100	139,787
Hankyu Hanshin Holdings, Inc.	39,000	253,330
Hikari Tsushin, Inc.	500	33,942
Hino Motors Ltd.	9,000	103,839
Hirose Electric Co. Ltd. (a)	600	72,514
The Hiroshima Bank Ltd. (a)	18,000	102,217
Hisamitsu Pharmaceutical Co., Inc.	1,800	75,502
Hitachi Chemical Co. Ltd.	3,800	60,212
Hitachi Construction Machinery Co. Ltd. (a)	4,600	71,617
Hitachi High-Technologies Corp.	2,500	67,559
Hitachi Ltd.	164,000	927,858
Hitachi Metals Ltd.	7,600	93,719
Hokuhoku Financial Group, Inc.	37,000	75,382
Hokuriku Electric Power Co.	5,100	75,326
Honda Motor Co. Ltd.	55,100	1,765,489
Hoshizaki Electric Co. Ltd.	1,200	74,583
Hoya Corp.	13,100	534,070
Hulic Co. Ltd. (a)	11,300	99,113
Idemitsu Kosan Co. Ltd.	2,500	39,776
IHI Corp.	49,000	134,724
Iida Group Holdings Co. Ltd.	5,100	94,465
Inpex Corp.	31,700	312,835
Isetan Mitsukoshi Holdings Ltd.	12,100	157,432
Isuzu Motors Ltd.	20,100	216,303
ITOCHU Corp.	53,600	631,840
Itochu Techno-Solutions Corp.	1,400	27,973
The Iyo Bank Ltd.	8,600	83,484
J Front Retailing Co. Ltd.	8,500	123,150
Japan Airlines Co. Ltd.	4,200	150,408
Japan Airport Terminal Co. Ltd. (a)	1,500	66,522
Japan Exchange Group, Inc. (a)	18,400	287,374
Japan Post Bank Co. Ltd. (b)	13,300	193,644
Japan Post Holdings Co. Ltd. (b)	14,800	229,644
Japan Prime Realty Investment Corp.	24	82,127
Japan Real Estate Investment Corp.	45	218,854

	Number of Shares	Value
Japan Retail Fund Investment Corp.	84	$161,306
Japan Tobacco, Inc.	37,200	1,365,878
JFE Holdings, Inc. (a)	16,600	260,914
JGC Corp.	7,000	107,114
The Joyo Bank Ltd.	19,000	89,805
JSR Corp. (a)	6,800	106,130
JTEKT Corp.	7,600	124,387
JX Holdings, Inc.	75,000	313,649
Kajima Corp.	30,000	178,515
Kakaku.com, Inc.	4,500	88,837
Kamigumi Co. Ltd.	7,000	60,255
Kaneka Corp. (a)	10,000	103,977
The Kansai Electric Power Co., Inc. (b)	23,500	281,181
Kansai Paint Co. Ltd.	7,000	105,831
Kao Corp.	17,100	877,510
Kawasaki Heavy Industries Ltd.	48,000	177,506
KDDI Corp.	59,200	1,532,508
Keihan Electric Railway Co. Ltd. (a)	18,000	120,413
Keikyu Corp. (a)	16,000	132,118
Keio Corp.	20,000	172,758
Keisei Electric Railway Co. Ltd.	10,000	127,267
Keyence Corp.	1,500	823,268
Kikkoman Corp. (a)	5,000	173,052
Kintetsu Group Holdings Co. Ltd.	60,000	244,078
Kirin Holdings Co. Ltd. (a)	27,300	369,407
Kobe Steel Ltd. (a)	107,000	116,251
Koito Manufacturing Co. Ltd.	3,600	147,255
Komatsu Ltd.	30,900	503,479
Konami Holdings Corp.	3,500	83,470
Konica Minolta Holdings, Inc.	15,900	159,477
Kose Corp.	1,000	92,058
Kubota Corp.	37,000	570,358
Kuraray Co. Ltd.	12,000	145,106
Kurita Water Industries Ltd.	3,200	66,994
Kyocera Corp.	10,800	500,571
Kyowa Hakko Kirin Co. Ltd.	7,000	110,095
Kyushu Electric Power (a) (b)	14,800	161,721
Kyushu Financial Group, Inc. (b)	10,000	69,877
Lawson, Inc.	2,300	186,523
Lixil Group Corp. (a)	9,000	199,745
M3, Inc. (a)	6,700	138,861
Mabuchi Motor Co. Ltd. (a)	1,800	97,252
Makita Corp. (a)	3,900	224,130
Marubeni Corp.	55,100	282,854
Marui Group Co. Ltd.	7,300	118,607
Maruichi Steel Tube Ltd.	2,200	64,926
Mazda Motor Corp.	17,900	368,236
McDonald’s Holdings Co. Japan Ltd. (a) (b)	1,800	39,160
Medipal Holdings Corp.	4,800	81,734
MEIJI Holdings Co. Ltd.	4,200	346,316
Minebea Co. Ltd.	10,000	85,869

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miraca Holdings, Inc.	1,700	$74,971
Mitsubishi Chemical Holding Corp.	45,500	288,479
Mitsubishi Corp.	46,800	777,509
Mitsubishi Electric Corp.	64,000	671,009
Mitsubishi Estate Co. Ltd.	42,000	870,532
Mitsubishi Gas Chemical Co., Inc.	11,000	56,202
Mitsubishi Heavy Industries Ltd.	102,000	445,539
Mitsubishi Logistics Corp. (a)	5,000	65,948
Mitsubishi Materials Corp.	39,000	122,660
Mitsubishi Motors Corp.	21,700	183,465
Mitsubishi Tanabe Pharma Corp.	7,800	134,376
Mitsubishi UFJ Financial Group, Inc.	412,300	2,551,681
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,200	78,301
Mitsui & Co. Ltd.	57,900	687,667
Mitsui Chemicals, Inc.	28,000	124,191
Mitsui Fudosan Co. Ltd.	32,000	801,839
Mitsui OSK Lines Ltd. (a)	41,000	103,283
Mitsui Sumitomo Insurance Group Holdings, Inc.	17,200	503,003
Mixi, Inc.	1,500	56,004
Mizuho Financial Group, Inc.	791,300	1,579,620
Murata Manufacturing Co. Ltd.	6,900	990,334
Nabtesco Corp.	4,300	87,381
Nagoya Railroad Co. Ltd. (a)	32,000	133,207
NEC Corp.	87,000	276,337
Nexon Co. Ltd.	5,000	81,162
NGK Insulators Ltd.	9,000	203,014
NGK Spark Plug Co., Ltd.	6,200	163,324
NH Foods Ltd.	6,000	117,675
NHK Spring Co. Ltd.	4,100	41,068
Nidec Corp.	7,400	535,630
Nikon Corp. (a)	11,800	157,636
Nintendo Co. Ltd.	3,500	481,816
Nippon Building Fund, Inc.	48	229,272
Nippon Electric Glass Co. Ltd. (a)	11,000	55,465
Nippon Express Co. Ltd.	26,000	121,990
Nippon Paint Holdings Co. Ltd.	4,500	108,851
Nippon Prologis REIT, Inc.	52	93,968
Nippon Steel Corp.	25,800	510,863
Nippon Telegraph & Telephone Corp.	25,400	1,008,427
Nippon Yusen KK	56,000	135,733
Nissan Motor Co. Ltd.	84,300	882,862
Nisshin Seifun Group, Inc.	6,400	104,495
Nissin Foods Holdings Co. Ltd.	2,300	121,874
Nitori Holdings Co. Ltd.	2,500	210,119
Nitto Denko Corp.	5,400	393,902
NOK Corp.	2,900	67,782
Nomura Holdings, Inc.	123,200	684,708
Nomura Real Estate Holdings, Inc.	3,800	70,390
Nomura Real Estate Master Fund, Inc. (b)	122	151,009
Nomura Research Institute Ltd.	4,300	165,270

	Number of Shares	Value
NSK Ltd.	15,900	$172,452
NTT Data Corp.	4,200	202,891
NTT DOCOMO, Inc.	48,500	994,034
Obayashi Corp.	22,000	202,965
Obic Co. Ltd.	1,900	100,722
Odakyu Electric Railway Co. Ltd.	21,000	226,064
Oji Holdings Corp.	24,000	96,731
Olympus Corp.	9,400	370,233
Omron Corp.	6,600	219,838
Ono Pharmaceutical Co. Ltd.	2,700	479,884
Oracle Corp.	1,000	46,635
Oriental Land Co. Ltd.	6,600	397,364
ORIX Corp.	44,900	629,864
Osaka Gas Co. Ltd.	63,000	227,163
Otsuka Corp. (a)	2,000	98,080
Otsuka Holdings Co. Ltd.	12,900	456,359
Panasonic Corp.	74,900	760,153
Park24 Co. Ltd.	2,700	65,514
Rakuten, Inc. (b)	31,700	365,317
Recruit Holdings Co. Ltd.	4,900	144,081
Resona Holdings, Inc.	76,500	371,320
Ricoh Co. Ltd.	23,800	244,456
Rinnai Corp.	1,300	115,093
Rohm Co. Ltd.	3,300	166,772
Ryohin Keikaku Co. Ltd.	800	162,185
Sankyo Co. Ltd.	1,400	52,219
Sanrio Co. Ltd. (a)	1,600	37,459
Santen Pharmaceutical Co. Ltd.	12,800	210,502
SBI Holdings, Inc.	6,542	70,618
Secom Co. Ltd.	7,200	487,221
Sega Sammy Holdings, Inc.	6,700	62,569
Seibu Holdings, Inc.	4,200	85,902
Seiko Epson Corp.	9,700	149,081
Sekisui Chemical Co. Ltd.	13,000	169,572
Sekisui House Ltd.	20,900	351,209
Seven & I Holdings Co. Ltd.	25,500	1,162,683
Seven Bank Ltd.	21,000	91,922
Shikoku Electric Power Co., Inc. (a)	5,500	85,832
Shimadzu Corp.	9,000	150,793
Shimamura Co. Ltd. (a)	800	93,504
Shimano, Inc.	2,600	398,220
Shimizu Corp.	20,000	162,970
Shin-Etsu Chemical Co. Ltd.	13,900	754,992
Shinsei Bank Ltd.	54,000	99,336
Shionogi & Co. Ltd.	10,200	461,129
Shiseido Co. Ltd. (a)	12,000	248,318
The Shizuoka Bank Ltd. (a)	18,000	174,474
Showa Shell Sekiyu KK	5,200	42,268
SMC Corp.	1,800	466,793
SoftBank Group Corp.	32,500	1,637,816
Sohgo Security Services Co. Ltd.	1,800	84,236
Sompo Japan Nipponkoa Holdings, Inc.	11,000	359,802

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Corp.	42,600	$1,043,631
Sony Financial Holdings, Inc.	5,300	94,674
Stanley Electric Co. Ltd.	5,000	110,133
Sumitomo Chemical Co. Ltd.	50,000	286,961
Sumitomo Corp. (a)	39,100	398,236
Sumitomo Dainippon Pharma Co. Ltd. (a)	5,000	58,833
Sumitomo Electric Industries Ltd.	25,000	352,260
Sumitomo Heavy Industries Ltd.	20,000	89,590
Sumitomo Metal Mining Co. Ltd.	17,000	205,474
Sumitomo Mitsui Financial Group, Inc.	43,000	1,622,059
Sumitomo Mitsui Trust Holdings, Inc.	112,000	422,838
Sumitomo Realty & Development Co. Ltd.	12,000	341,915
Sumitomo Rubber Industries Ltd.	6,600	85,796
Suntory Beverage & Food Ltd.	4,800	210,456
Suruga Bank Ltd.	6,500	133,931
Suzuken Co. Ltd.	2,400	91,480
Suzuki Motor Corp.	12,300	373,408
Sysmex Corp.	4,900	313,385
T&D Holdings, Inc.	19,500	256,334
Taiheiyo Cement Corp.	41,000	119,541
Taisei Corp.	36,000	237,176
Taisho Pharmaceutical Holdings Co. Ltd. (a)	900	63,552
Taiyo Nippon Sanso Corp. (a)	4,700	42,455
Takashimaya Co. Ltd.	11,000	98,983
Takeda Pharmaceutical Co. Ltd.	26,700	1,329,217
TDK Corp.	4,100	262,256
Teijin Ltd.	29,000	98,778
Terumo Corp.	10,200	315,714
THK Co. Ltd.	4,800	88,825
Tobu Railway Co. Ltd.	35,000	172,541
Toho Co. Ltd.	3,500	96,977
Toho Gas Co. Ltd. (a)	14,000	90,410
Tohoku Electric Power Co., Inc. (a)	15,300	191,266
Tokio Marine Holdings, Inc.	23,100	890,054
The Tokyo Electric Power Co., Inc. (b)	49,500	284,705
Tokyo Electron Ltd.	5,700	342,074
Tokyo Gas Co. Ltd.	79,000	371,090
Tokyo Tatemono Co. Ltd.	6,400	69,584
Tokyu Corp.	38,000	300,583
Tokyu Fudosan Holdings Corp.	15,600	97,614
TonenGeneral Sekiyu KK (a)	11,000	92,439
Toppan Printing Co. Ltd.	18,000	165,742
Toray Industries, Inc. (a)	50,000	464,025
Toshiba Corp. (a) (b)	131,000	268,824
TOTO Ltd. (a)	4,500	157,776
Toyo Seikan Kaisha Ltd. (a)	6,500	120,234
Toyo Suisan Kaisha Ltd.	3,100	107,906
Toyoda Gosei Co. Ltd.	1,900	43,150
Toyota Industries Corp.	5,500	293,930

	Number of Shares	Value
Toyota Motor Corp.	90,200	$5,536,480
Toyota Tsusho Corp.	7,300	170,743
Trend Micro, Inc. (b)	3,200	129,809
Unicharm Corp.	12,500	254,844
United Urban Investment Corp.	81	109,866
USS Co. Ltd.	7,500	112,842
West Japan Railway Co.	5,500	379,381
Yahoo! Japan Corp. (a)	48,300	196,294
Yakult Honsha Co. Ltd. (a)	3,000	146,736
Yamada Denki Co. Ltd.	25,600	110,709
Yamaguchi Financial Group, Inc. (a)	7,000	82,949
Yamaha Corp.	5,800	140,135
Yamaha Motor Co. Ltd.	8,900	199,438
Yamato Holdings Co. Ltd.	11,800	250,095
Yamazaki Baking Co. Ltd.	4,000	89,795
Yaskawa Electric Corp.	8,200	111,607
Yokogawa Electric Corp.	7,000	84,159
The Yokohama Rubber Co. Ltd.	4,200	64,354

		95,807,642

Luxembourg — 0.2%
ArcelorMittal (a)	33,864	141,497
Millicom International Cellular SA	1,998	113,801
RTL Group (b)	1,353	113,008
SES SA	10,591	293,577
Tenaris SA (a)	15,996	190,428

		852,311

Mauritius — 0.0%
Golden Agri-Resources Ltd.	199,400	47,503

Netherlands — 3.4%
Aegon NV	59,760	337,314
AerCap Holdings NV (b)	2,200	94,952
Airbus Group SE	19,985	1,341,862
Akzo Nobel NV	8,409	561,667
Altice NV Class A (b)	12,455	178,104
Altice NV Class B (b)	3,372	48,787
ASML Holding NV	11,752	1,047,296
Boskalis Westminster	3,007	122,497
CNH Industrial NV	32,725	223,074
Fiat Chrysler Automobiles NV (b)	15,100	207,922
Fiat Chrysler Automobiles NV (a) (b)	15,554	217,601
Gemalto NV	2,508	149,861
Gemalto NV	216	12,974
Heineken Holding NV Class A	3,362	257,733
Heineken NV	7,654	653,257
ING Groep NV	130,858	1,761,485
Koninklijke Ahold NV	27,192	574,108
Koninklijke DSM NV	6,011	300,804
Koninklijke KPN NV	109,514	413,528
Koninklijke Philips Electronics NV	31,745	807,130
Koninklijke Vopak NV	2,451	105,404
Mobileye NV (b)	2,600	109,928
NN Group NV	8,044	282,871

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV (b)	4,545	$382,916
OCI NV (b)	3,067	75,505
QIAGEN NV (b)	7,599	205,589
Randstad Holding NV	4,276	265,987
RELX NV	31,816	535,015
STMicroelectronics NV	22,098	147,411
TNT Express NV	17,345	146,773
Unilever NV	55,091	2,386,851
Wolters Kluwer NV	9,984	334,521

		14,290,727

New Zealand — 0.1%
Auckland International Airport Ltd.	32,874	129,130
Contact Energy Ltd.	25,715	83,181
Fletcher Building Ltd.	25,132	125,669
Meridian Energy Ltd.	51,828	84,428
Mighty River Power Ltd.	21,021	39,704
Ryman Healthcare Ltd.	10,975	63,736
Spark New Zealand Ltd.	63,046	142,099

		667,947

Norway — 0.5%
DnB NOR ASA	33,300	409,817
Gjensidige Forsikring ASA	8,107	129,096
Norsk Hydro ASA	46,516	173,004
Orkla ASA	27,535	217,304
Schibsted ASA Class A	2,133	70,009
Schibsted ASA Class B (b)	2,387	75,772
StatoilHydro ASA (a)	37,926	530,444
Telenor ASA	25,036	416,505
Yara International ASA	5,992	258,078

		2,280,029

Papua New Guinea — 0.1%
Oil Search Ltd.	43,266	211,825

Portugal — 0.1%
Banco Comercial Portugues SA (a) (b)	1,233,195	64,932
Banco Espirito Santo SA (b) (d)	39,664	431
EDP — Energias de Portugal SA	74,402	267,395
Galp Energia SGPS SA	13,420	155,563
Jeronimo Martins SGPS SA	7,976	103,631

		591,952

Singapore — 1.2%
Ascendas Real Estate Investment Trust	74,500	119,315
CapitaLand Commercial Trust	83,700	113,428
CapitaLand Commercial Trust	73,500	69,777
Capitaland Ltd.	79,500	186,585
City Developments Ltd.	13,600	73,149
ComfortDelGro Corp. Ltd.	72,900	155,931
DBS Group Holdings, Ltd.	59,625	698,059
Genting Singapore PLC (a)	209,000	112,648
Global Logistic Properties Ltd.	98,000	147,557

	Number of Shares	Value
Hutchison Port Holdings Trust (a)	205,700	$108,667
Jardine Cycle & Carriage Ltd.	3,577	87,280
Keppel Corp. Ltd. (a)	49,000	223,602
Oversea-Chinese Banking Corp. Ltd.	101,709	628,609
SembCorp Industries Ltd. (a)	26,700	57,134
SembCorp Marine Ltd. (a)	24,300	29,823
Singapore Airlines Ltd.	19,100	150,312
Singapore Exchange Ltd. (a)	25,400	137,405
Singapore Press Holdings Ltd. (a)	50,300	139,450
Singapore Technologies Engineering Ltd.	53,800	113,597
Singapore Telecommunications Ltd.	264,700	681,226
StarHub Ltd. (a)	22,100	57,483
Suntec Real Estate Investment Trust (a)	83,100	90,315
United Overseas Bank Ltd.	43,412	597,639
UOL Group Ltd. (a)	13,129	57,574
Wilmar International Ltd. (a)	67,800	139,659
Yangzijiang Shipbuilding Holdings Ltd.	48,800	37,679

		5,013,903

Spain — 3.1%
Abertis Infraestructuras SA	13,647	212,717
ACS Actividades de Construccion y Servicios SA	6,527	190,156
Aena SA (b) (c)	2,245	255,779
Amadeus IT Holding SA Class A	14,878	655,127
Banco Bilbao Vizcaya Argentaria SA	215,551	1,571,924
Banco de Sabadell SA (a)	161,591	286,208
Banco Popular Espanol SA (a)	57,577	189,599
Banco Santander SA	478,358	2,348,514
Bankia SA	155,969	181,382
Bankinter SA	25,646	181,788
CaixaBank (a)	86,355	300,400
Distribuidora Internacional de Alimentacion SA (a)	21,201	124,557
Enagas SA	7,260	204,281
Endesa SA	10,710	214,571
Ferrovial SA	14,826	334,610
Gas Natural SDG SA	11,659	236,847
Grifols SA (a)	4,952	227,969
Grifols SA Class B	79	2,553
Iberdrola SA	182,859	1,296,346
Industria de Diseno Textil SA	36,921	1,266,990
International Consolidated Airlines Group SA (a)	26,832	239,192
Mapfre SA	32,918	82,103
Red Electrica Corp. SA	3,578	298,227
Repsol YPF SA	35,210	383,332
Telefonica SA	149,804	1,653,484
Zardoya Otis SA (a)	6,394	74,501

		13,013,157

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 2.8%
Alfa Laval AB	10,112	$183,605
Assa Abloy AB	34,020	712,538
Atlas Copco AB	22,346	544,385
Atlas Copco AB Class B	12,888	296,320
Boliden AB	9,229	153,022
Electrolux AB Series B	8,017	192,431
Getinge AB Class B	6,922	180,145
Hennes & Mauritz AB Class B	32,145	1,144,663
Hexagon AB Class B	8,555	316,941
Husqvarna AB Class B	14,649	96,651
ICA Gruppen AB	2,725	98,674
Industrivarden AB Class C	5,030	85,975
Investment AB Kinnevik Class B	7,838	240,275
Investor AB Class B	15,157	557,659
Lundin Petroleum AB (a) (b)	7,885	113,024
Nordea Bank AB	102,862	1,122,394
Sandvik AB	35,148	304,424
Securitas AB Class B	10,850	165,270
Skandinaviska Enskilda Banken AB Class A	50,585	528,890
Skanska AB	12,798	246,954
SKF AB Class B	13,227	213,243
Svenska Cellulosa AB Class B	20,000	580,818
Svenska Handelsbanken AB	50,832	670,980
Swedbank AB Class A	30,741	675,140
Swedish Match AB	6,755	238,989
Tele2 AB	11,091	110,170
Telefonaktiebolaget LM Ericsson Class B	103,112	998,815
TeliaSonera AB	88,511	440,145
Volvo AB Class B	51,198	472,663

		11,685,203

Switzerland — 9.2%
ABB Ltd.	73,964	1,312,864
Actelion Ltd.	3,435	472,651
Adecco SA	5,652	388,088
Aryzta AG	2,640	133,573
Baloise Holding AG	1,693	214,692
Barry Callebaut AG (a)	61	66,528
Chocoladefabriken Lindt & Spruengli AG	33	205,568
Chocoladefabriken Lindt & Spruengli AG	4	297,714
Cie Financiere Richemont SA	17,557	1,261,178
Coca-Cola HBC AG	6,941	147,990
Credit Suisse Group	60,390	1,305,230
Dufry AG (b)	1,307	155,020
EMS-Chemie Holding AG Registered	274	119,977
Galenica AG Registered	128	199,569
Geberit AG Registered	1,305	438,934
Givaudan SA Registered	313	563,195

	Number of Shares	Value
Julius Baer Group Ltd.	7,449	$357,133
Kuehne & Nagel International AG	1,818	249,275
LafargeHolcim Ltd.	9,092	455,579
LafargeHolcim Ltd. (b)	4,505	227,991
Lonza Group AG Registered	1,780	289,381
Nestle SA	106,121	7,866,077
Novartis AG	75,944	6,491,434
Pargesa Holding SA	1,102	69,425
Partners Group Holding AG	543	194,956
Roche Holding AG	23,446	6,461,439
Schindler Holding AG	1,503	251,672
Schindler Holding AG	707	118,631
SGS SA	192	365,778
Sika AG	73	261,694
Sonova Holding AG	1,810	229,773
Sulzer AG	903	84,916
The Swatch Group AG (a)	1,006	351,070
The Swatch Group AG	1,760	118,892
Swiss Life Holding AG	1,080	289,850
Swiss Prime Site AG	2,176	169,918
Swiss Re AG	11,838	1,151,579
Swisscom AG	868	431,669
Syngenta AG	3,124	1,226,183
Transocean Ltd. (a)	12,316	153,150
UBS Group AG	122,989	2,366,788
Zurich Insurance Group AG	5,056	1,290,086

		38,807,110

United Kingdom — 18.8%
3i Group PLC	32,749	230,827
Aberdeen Asset Management PLC	31,232	133,053
Admiral Group PLC	6,827	166,055
Aggreko PLC	8,935	120,184
AMEC PLC	12,869	81,261
Anglo American PLC	45,615	200,974
Antofagasta PLC	12,038	82,491
ARM Holdings PLC	47,876	722,958
Ashtead Group PLC	16,479	271,156
Associated British Foods PLC	12,099	595,551
AstraZeneca PLC	42,696	2,886,633
Auto Trader Group PLC (b) (c)	24,366	159,227
Aviva PLC	137,055	1,035,595
Babcock International Group PLC	9,024	134,378
BAE Systems PLC	107,337	789,976
Barclays PLC	566,400	1,833,255
Barratt Developments PLC	32,250	295,532
BG Group PLC	115,494	1,674,814
BHP Billiton PLC	71,567	803,492
BP PLC	616,774	3,213,974
British American Tobacco PLC	61,324	3,405,877
British Land Co. PLC	33,406	384,510
BT Group PLC	273,380	1,889,386
Bunzl PLC	11,870	327,894

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Burberry Group PLC	14,520	$255,391
Capita PLC	22,177	394,579
Capital Shopping Centres Group PLC	32,480	151,786
Carnival PLC	6,103	346,513
Centrica PLC	169,142	543,287
Cobham PLC	39,394	163,523
Compass Group PLC	56,246	973,495
Croda International PLC	4,597	204,897
Diageo PLC	84,987	2,317,637
Direct Line Insurance Group PLC	44,968	268,607
Dixons Carphone PLC	33,016	242,645
easyJet PLC	5,180	132,596
Fresnillo PLC	6,749	70,638
G4S PLC	52,578	174,631
GKN PLC	54,002	245,164
GlaxoSmithKline PLC	164,389	3,320,329
Glencore PLC	406,339	540,663
Hammerson PLC	25,685	227,004
Hargreaves Lansdown PLC	8,843	195,801
HSBC Holdings PLC	654,150	5,162,183
ICAP PLC	19,176	143,953
IMI PLC	9,482	119,619
Imperial Tobacco Group PLC	32,367	1,702,360
Inmarsat PLC	15,171	252,772
InterContinental Hotels Group PLC	7,715	299,370
Intertek Group PLC	5,453	223,011
Investec PLC	19,179	135,348
ITV PLC	130,250	530,730
J Sainsbury PLC (a)	45,640	173,915
Johnson Matthey PLC	6,703	260,290
Kingfisher PLC	76,837	372,055
Land Securities Group PLC	26,892	466,228
Legal & General Group PLC	201,530	794,796
Lloyds Banking Group PLC	1,930,176	2,077,486
London Stock Exchange Group PLC	10,654	430,543
Marks & Spencer Group PLC	56,155	373,169
Meggitt PLC	27,277	150,453
Melrose Industries PLC	34,797	148,478
Merlin Entertainments PLC (c)	24,628	165,043
Mondi PLC	12,004	234,106
National Grid PLC	126,527	1,740,280
Next PLC	4,935	529,028
Old Mutual PLC	164,052	431,932
Pearson PLC	26,693	288,473
Persimmon PLC	10,003	298,729
Petrofac Ltd.	7,928	92,889
Provident Financial PLC	4,492	222,482
Prudential PLC	86,928	1,946,136
Randgold Resources Ltd.	3,154	194,611
Reckitt Benckiser Group PLC	20,713	1,906,610
RELX PLC	38,126	668,442

	Number of Shares	Value
Rexam PLC	23,393	$207,510
Rio Tinto PLC	41,040	1,196,015
Rolls-Royce Holdings PLC	61,117	517,323
Royal Bank of Scotland Group PLC (b)	120,638	533,724
Royal Dutch Shell PLC Class A	131,476	2,953,806
Royal Dutch Shell PLC Class B	82,507	1,883,988
Royal Mail PLC	27,160	176,735
RSA Insurance Group PLC	34,345	215,821
SABMiller PLC	32,796	1,964,469
The Sage Group PLC	35,196	312,940
Schroders PLC	4,007	174,510
Scottish & Southern Energy PLC	32,972	738,328
Segro PLC	25,421	160,472
Severn Trent PLC	7,770	249,187
Shire Ltd.	20,027	1,372,527
Sky PLC	35,089	574,089
Smith & Nephew PLC	29,579	523,541
Smiths Group PLC	13,375	185,032
Sports Direct International PLC (b)	9,382	79,547
St James’s Place PLC	17,940	264,605
Standard Chartered PLC	111,043	921,249
Standard Life PLC	67,125	385,146
Tate & Lyle PLC	15,232	134,235
Taylor Wimpey PLC	106,113	316,871
Tesco PLC (b)	276,143	607,767
Travis Perkins PLC	8,148	235,425
Unilever PLC	43,401	1,858,334
United Utilities Group PLC	22,218	306,193
Vodafone Group PLC	895,776	2,897,409
The Weir Group PLC	7,445	109,509
Whitbread PLC	6,056	391,365
William Hill PLC	31,412	183,305
WM Morrison Supermarkets PLC (a)	71,476	155,115
Wolseley PLC	8,857	481,456
WPP PLC	44,130	1,015,772

		79,027,079

TOTAL COMMON STOCK (Cost $412,284,445)		408,923,287

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 3.960%	1,862	155,970
Fuchs Petrolub AG 1.900%	2,127	100,496
Henkel AG & Co. KGaA 1.420%	6,049	674,295
Porsche Automobil Holdings SE 2.660%	5,022	272,134

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Volkswagen AG 2.430%	6,203	$898,626

		2,101,521

TOTAL PREFERRED STOCK (Cost $2,372,607)		2,101,521

TOTAL EQUITIES (Cost $414,657,052)		411,024,808

MUTUAL FUNDS — 3.3%
United States — 3.3%
State Street Navigator Securities Lending Prime Portfolio (e)	13,875,373	13,875,373

TOTAL MUTUAL FUNDS (Cost $13,875,373)		13,875,373

RIGHTS — 0.0%
Italy — 0.0%
UBI Banca, Expires 1/12/16 (b) (d)	30,451	-

Singapore — 0.0%
Ascendas Real Estate Investment Trust, Expires 1/13/16 (b) (d)	2,793	122

Spain — 0.0%
Repsol SA, Expires 1/14/16 (b)	35,210	17,564

TOTAL RIGHTS (Cost $17,837)		17,686

TOTAL LONG-TERM INVESTMENTS (Cost $428,550,262)		424,917,867

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010% due 1/04/16 (f)	$7,771,601	7,771,601

TOTAL SHORT-TERM INVESTMENTS (Cost $7,771,601)		7,771,601

TOTAL INVESTMENTS — 102.8% (Cost $436,321,863) (g)		432,689,468

Other Assets/(Liabilities) — (2.8)%		(11,965,749)

NET ASSETS — 100.0%		$420,723,719

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $13,143,162 or 3.12% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $854,056 or 0.20% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2015, these securities amounted to a value of $553 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $7,771,610. Collateralized by U.S. Government Agency obligations with a rate of 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $7,928,766.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.6%
Australia — 1.5%
AMP Ltd.	618,957	$2,609,220
Australia & New Zealand Banking Group Ltd. (a)	109,921	2,218,315
Goodman Group (a)	305,387	1,382,620
Orica Ltd. (a)	349,710	3,911,903

		10,122,058

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	8,597	1,061,944
KBC Groep NV	65,903	4,120,636

		5,182,580

Bermuda — 0.6%
Global Brands Group Holding Ltd. (b)	10,033,600	1,895,272
Li & Fung Ltd.	3,271,600	2,211,913

		4,107,185

Brazil — 0.4%
Ambev SA ADR (Brazil)	331,220	1,477,241
Itau Unibanco Holding SA Sponsored ADR (Brazil)	133,907	871,735

		2,348,976

Canada — 2.0%
Canadian National Railway Co.	81,707	4,565,787
Element Financial Corp.	181,796	2,194,112
Loblaw Cos. Ltd.	38,328	1,809,895
Suncor Energy, Inc.	109,645	2,830,469
Valeant Pharmaceuticals International, Inc. (b)	20,053	2,038,387

		13,438,650

Cayman Islands — 1.4%
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (b)	21,294	1,730,563
Baidu, Inc. Sponsored ADR (Cayman Islands) (b)	13,765	2,602,136
CK Hutchison Holdings Ltd.	120,100	1,608,898
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	181,600	3,050,880

		8,992,477

China — 0.2%
Industrial & Commercial Bank of China	1,733,000	1,037,966

Denmark — 0.3%
Carlsberg A/S Class B	24,611	2,175,981

Finland — 0.7%
Nokia Oyj	374,029	2,662,724

	Number of Shares	Value
UPM-Kymmene OYJ	123,035	$2,278,705

		4,941,429

France — 13.3%
Air Liquide	62,982	7,073,750
AXA SA	130,463	3,566,680
BNP Paribas	164,515	9,312,207
Bureau Veritas SA	242,089	4,817,666
Cap Gemini SA	15,379	1,422,989
Danone SA	157,625	10,637,698
Dassault Systemes SA	30,533	2,442,903
Engie SA	241,197	4,268,634
Hermes International	1,697	572,164
Kering	24,950	4,252,823
L’Oreal	8,951	1,505,922
Legrand SA	48,191	2,719,940
LVMH Moet Hennessy Louis Vuitton SE	49,544	7,745,048
Pernod-Ricard SA	85,076	9,672,375
Renault SA	22,827	2,288,294
Safran SA	5,260	360,239
Schneider Electric SE	107,547	6,123,282
Societe Generale SA	25,901	1,194,748
Thales SA	16,233	1,216,366
Total SA	98,260	4,376,091
Valeo SA	11,490	1,773,882

		87,343,701

Germany — 9.7%
Allianz SE	31,250	5,536,114
Bayer AG	116,738	14,646,100
Bayerische Motoren Werke AG	62,223	6,553,233
Beiersdorf AG	74,335	6,762,268
Brenntag AG	23,058	1,203,450
Daimler AG	103,583	8,646,098
HeidelbergCement AG	10,143	827,483
Infineon Technologies AG	91,973	1,345,916
Linde AG	22,933	3,328,801
Merck KGaA	36,828	3,577,198
MTU Aero Engines AG	16,143	1,573,623
ProSiebenSat.1 Media SE	55,892	2,827,241
SAP SE	90,130	7,178,963

		64,006,488

Hong Kong — 1.5%
AIA Group Ltd.	1,309,400	7,800,827
China Overseas Land & Investment Ltd.	228,000	788,715
CNOOC Ltd.	1,236,000	1,270,440

		9,859,982

India — 0.8%
Housing Development Finance Corp.	201,835	3,833,821

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tata Consultancy Services Ltd.	48,890	$1,789,235

		5,623,056

Indonesia — 0.5%
Bank Mandari Tbk PT	5,281,700	3,506,140

Ireland — 1.2%
Experian PLC	159,600	2,820,211
Ryanair Holdings PLC Sponsored ADR (Ireland)	14,320	1,238,107
Willis Group Holdings PLC	74,800	3,633,036

		7,691,354

Israel — 0.6%
Check Point Software Technologies Ltd. (a) (b)	34,573	2,813,551
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	22,390	1,469,679

		4,283,230

Italy — 2.4%
Assicurazioni Generali SpA	71,531	1,307,872
Enel SpA	586,904	2,454,889
Exor SpA	66,100	2,991,448
Intesa Sanpaolo SpA	1,470,015	4,898,967
Prada SpA	918,300	2,849,550
Telecom Italia SpA (a) (b)	1,205,608	1,519,569

		16,022,295

Japan — 17.4%
The Dai-ichi Life Insurance Co. Ltd.	70,600	1,171,449
Daikin Industries Ltd. (a)	23,400	1,702,997
Daiwa House Industry Co. Ltd.	74,700	2,141,693
Daiwa Securities Group, Inc.	832,000	5,086,871
Denso Corp.	161,600	7,704,988
Dentsu, Inc. (a)	28,100	1,538,119
Fanuc Corp.	21,500	3,706,412
Honda Motor Co. Ltd.	409,500	13,121,010
Hoya Corp.	225,200	9,181,110
Inpex Corp.	329,500	3,251,711
Japan Airlines Co. Ltd.	41,300	1,479,014
Japan Tobacco, Inc.	139,100	5,107,354
Kawasaki Heavy Industries Ltd.	192,000	710,022
Komatsu Ltd.	222,700	3,628,636
Kyocera Corp.	79,800	3,698,667
Mitsubishi UFJ Financial Group, Inc.	713,400	4,415,158
Mitsui Fudosan Co. Ltd.	79,000	1,979,540
Nippon Telegraph & Telephone Corp.	101,700	4,037,676
Nissan Motor Co. Ltd.	207,800	2,176,259
Nomura Holdings, Inc.	1,067,800	5,934,505
Olympus Corp.	22,600	890,134
Omron Corp. (a)	112,400	3,743,900
Secom Co. Ltd.	7,600	514,289
Seven & I Holdings Co. Ltd.	32,800	1,495,530
Shin-Etsu Chemical Co. Ltd.	30,700	1,667,501

	Number of Shares	Value
Sompo Japan Nipponkoa Holdings, Inc.	51,900	$1,697,613
Sony Corp.	83,900	2,055,415
Sumitomo Mitsui Financial Group, Inc.	89,100	3,361,057
Terumo Corp. (a)	184,200	5,701,428
Toyota Motor Corp.	163,000	10,004,947
Yamato Holdings Co. Ltd. (a)	68,700	1,456,062

		114,361,067

Luxembourg — 0.1%
ArcelorMittal (a)	180,042	752,286

Mexico — 0.3%
Grupo Televisa SAB Sponsored ADR (Mexico)	62,400	1,697,904

Netherlands — 5.2%
Airbus Group SE	24,157	1,621,985
Akzo Nobel NV	92,475	6,176,730
CNH Industrial NV	669,300	4,562,369
Heineken NV	12,820	1,094,167
ING Groep NV	527,656	7,102,801
Koninklijke KPN NV	504,107	1,903,524
Koninklijke Philips Electronics NV	208,957	5,312,819
NN Group NV	46,982	1,652,145
Randstad Holding NV	76,461	4,756,236

		34,182,776

Norway — 0.3%
Norsk Hydro ASA	462,595	1,720,495

Papua New Guinea — 0.1%
Oil Search Ltd.	96,789	473,867

Republic of Korea — 1.0%
Samsung Electronics Co., Ltd.	6,030	6,439,024

Singapore — 1.0%
DBS Group Holdings, Ltd.	428,500	5,016,661
Singapore Telecommunications Ltd.	218,600	573,828
Singapore Telecommunications Ltd.	363,300	934,980

		6,525,469

Spain — 0.5%
Amadeus IT Holding SA Class A	71,748	3,159,299

Sweden — 2.0%
Atlas Copco AB Class B	74,700	1,717,497
Electrolux AB Series B	71,965	1,727,363
Hennes & Mauritz AB Class B	168,001	5,982,408
Nordea Bank AB	95,980	1,047,300
SKF AB Class B	173,100	2,790,682
Swedish Match AB	7,500	265,347

		13,530,597

Switzerland — 10.8%
Cie Financiere Richemont SA	49,650	3,566,527
Credit Suisse Group	435,514	9,412,912

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Julius Baer Group Ltd.	61,267	$2,937,367
Kuehne & Nagel International AG	25,980	3,562,240
LafargeHolcim Ltd.	78,530	3,934,954
Nestle SA	193,548	14,346,486
Novartis AG	79,673	6,810,177
Roche Holding AG	47,293	13,033,389
Schindler Holding AG	4,830	808,767
Sonova Holding AG	13,743	1,744,623
The Swatch Group AG (a)	7,845	2,737,716
UBS Group AG	442,965	8,524,375

		71,419,533

Taiwan — 1.5%
Hon Hai Precision Industry Co. Ltd.	651,319	1,593,005
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	358,002	8,144,546

		9,737,551

United Kingdom — 19.4%
Ashtead Group PLC	67,900	1,117,268
AstraZeneca PLC	29,875	2,019,818
Aviva PLC	162,576	1,228,432
Barclays PLC	1,667,236	5,396,307
Barratt Developments PLC	90,717	831,311
BG Group PLC	290,000	4,205,380
British American Tobacco PLC	30,756	1,708,159
Burberry Group PLC	79,900	1,405,352
Centrica PLC	507,094	1,628,795
Compass Group PLC	672,706	11,643,062
Delphi Automotive PLC	29,315	2,513,175
Diageo PLC	296,514	8,086,082
Dixons Carphone PLC	180,361	1,325,528
G4S PLC	439,300	1,459,080
GlaxoSmithKline PLC	130,460	2,635,031
Glencore PLC	3,501,200	4,658,597
HSBC Holdings PLC	700,371	5,526,933
InterContinental Hotels Group PLC	20,881	810,259
Lloyds Banking Group PLC	5,866,959	6,314,721
Meggitt PLC	262,649	1,448,708
National Grid PLC	168,541	2,318,149
Prudential PLC	279,052	6,247,390
Reckitt Benckiser Group PLC	87,739	8,076,282
Rio Tinto PLC	166,254	4,845,083
Rolls-Royce Holdings PLC	349,730	2,960,279
Royal Dutch Shell PLC Class A	115,358	2,591,691
Schroders PLC	300	10,005
Schroders PLC	35,100	1,528,654
Shire Ltd.	15,519	1,063,576
Sky PLC	424,760	6,949,473
Smiths Group PLC	357,149	4,940,849
Standard Chartered PLC	221,541	1,837,977
Vodafone Group PLC	1,348,156	4,360,644
Wolseley PLC	40,028	2,175,876

	Number of Shares	Value
WPP PLC	524,201	$12,065,908

		127,933,834

United States — 1.1%
Yum! Brands, Inc.	98,451	7,191,846

TOTAL COMMON STOCK (Cost $656,543,325)		649,809,096

PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA 1.420%	9,238	1,029,667

TOTAL PREFERRED STOCK (Cost $1,029,421)		1,029,667

TOTAL EQUITIES (Cost $657,572,746)		650,838,763

MUTUAL FUNDS — 2.5%
United States — 2.5%
State Street Navigator Securities Lending Prime Portfolio (c)	16,498,277	16,498,277

TOTAL MUTUAL FUNDS (Cost $16,498,277)		16,498,277

TOTAL LONG-TERM INVESTMENTS (Cost $674,071,023)		667,337,040

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 12/31/15, 0.010%, due 1/04/16 (d)	$10,102,469	10,102,469

Time Deposit — 0.0%
Euro Time Deposit 0.010% 1/04/16	18,417	18,417

TOTAL SHORT-TERM INVESTMENTS (Cost $10,120,886)		10,120,886

TOTAL INVESTMENTS — 102.8% (Cost $684,191,909) (e)		677,457,926

Other Assets/(Liabilities) — (2.8)%		(18,571,281)

NET ASSETS — 100.0%		$658,886,645

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2015, was $15,813,597 or 2.40% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $10,102,481. Collateralized by U.S. Government Agency obligations with rates ranging from 2.070% – 2.120%, maturity date of 11/07/22, and an aggregate market value, including accrued interest, of $10,313,127.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.3%
MassMutual Premier Disciplined Growth Fund, Class I (a)	584,756	$6,525,882
MassMutual Premier Disciplined Value Fund, Class I (a)	434,515	6,504,690
MassMutual Premier International Equity Fund, Class I (a)	213,842	2,476,290
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	342,653	3,272,334
MassMutual Select Blue Chip Growth Fund, Class I (a)	84,808	1,356,077
MassMutual Select Diversified International Fund, Class I (a)	254,714	1,653,093
MassMutual Select Diversified Value Fund, Class I (a)	88,451	1,249,814
MassMutual Select Focused Value Fund, Class I (a)	218,597	3,744,563
MassMutual Select Fundamental Growth Fund, Class I (a)	161,032	1,244,775
MassMutual Select Fundamental Value Fund, Class I (a)	96,430	1,111,842
MassMutual Select Growth Opportunities Fund, Class I (a)	78,322	851,361
MassMutual Select Large Cap Value Fund, Class I (a)	149,786	1,024,537
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	87,927	1,592,363
MassMutual Select Mid-Cap Value Fund, Class I (a)	157,055	1,916,075
MassMutual Select Overseas Fund, Class I (a)	679,922	5,289,793
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	85,570	1,057,639
MassMutual Select Small Cap Value Equity Fund, Class I (a)	102,436	1,491,465
MassMutual Select Small Company Value Fund, Class I (a)	62,153	630,230
MM MSCI EAFE International Index Fund, Class I (a)	419,032	4,940,393
MM Russell 2000 Small Cap Index Fund, Class I (a)	140,286	1,582,425
MM S&P Mid Cap Index Fund, Class I (a)	191,671	2,315,392
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,088,674	3,571,633
Oppenheimer Developing Markets Fund, Class I (a)	30,251	906,911
Oppenheimer Global Real Estate Fund, Class I (a)	258,133	2,821,393

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	26,894	$722,363

		59,853,333

Fixed Income Funds — 69.8%
Babson Global Floating Rate Fund, Class Y (a)	292,697	2,645,976
MassMutual Premier Core Bond Fund, Class I (a)	5,720,572	60,981,300
MassMutual Premier High Yield Fund, Class I (a)	300,750	2,484,198
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,475,278	14,767,533
MassMutual Premier Money Market Fund, Class R5 (a)	6,852,267	6,852,267
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,928,935	19,482,248
MassMutual Select Strategic Bond Fund, Class I (a)	1,053,755	10,432,170
MassMutual Select Total Return Bond Fund, Class I (a)	1,540,567	15,220,800
Oppenheimer International Bond Fund, Class I (a)	922,102	5,080,783

		137,947,275

TOTAL MUTUAL FUNDS (Cost $212,411,795)		197,800,608

TOTAL LONG-TERM INVESTMENTS (Cost $212,411,795)		197,800,608

TOTAL INVESTMENTS — 100.1% (Cost $212,411,795) (c)		197,800,608

Other Assets/(Liabilities) — (0.1)%		(123,936)

NET ASSETS — 100.0%		$197,676,672

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,656,407	$18,485,499
MassMutual Premier Disciplined Value Fund, Class I (a)	1,230,669	18,423,119
MassMutual Premier International Equity Fund, Class I (a)	783,663	9,074,818
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	884,127	8,443,412
MassMutual Select Blue Chip Growth Fund, Class I (a)	394,114	6,301,875
MassMutual Select Diversified International Fund, Class I (a)	933,039	6,055,425
MassMutual Select Diversified Value Fund, Class I (a)	410,769	5,804,164
MassMutual Select Focused Value Fund, Class I (a)	463,186	7,934,373
MassMutual Select Fundamental Growth Fund, Class I (a)	747,883	5,781,138
MassMutual Select Fundamental Value Fund, Class I (a)	447,793	5,163,056
MassMutual Select Growth Opportunities Fund, Class I (a)	363,926	3,955,878
MassMutual Select Large Cap Value Fund, Class I (a)	695,766	4,759,042
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	347,993	6,302,159
MassMutual Select Mid-Cap Value Fund, Class I (a)	621,408	7,581,180
MassMutual Select Overseas Fund, Class I (a)	2,490,402	19,375,326
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	315,986	3,905,584
MassMutual Select Small Cap Value Equity Fund, Class I (a)	378,084	5,504,907
MassMutual Select Small Company Value Fund, Class I (a)	229,241	2,324,499
MM MSCI EAFE International Index Fund, Class I (a)	1,523,028	17,956,500
MM Russell 2000 Small Cap Index Fund, Class I (a)	517,963	5,842,623
MM S&P Mid Cap Index Fund, Class I (a)	758,379	9,161,218
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,145,284	8,798,435
Oppenheimer Developing Markets Fund, Class I (a)	79,298	2,377,352
Oppenheimer Global Real Estate Fund, Class I (a)	662,463	7,240,723

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	69,049	$1,854,649

		198,406,954

Fixed Income Funds — 41.2%
Babson Global Floating Rate Fund, Class Y (a)	541,972	4,899,423
MassMutual Premier Core Bond Fund, Class I (a)	5,819,378	62,034,569
MassMutual Premier High Yield Fund, Class I (a)	524,517	4,332,509
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,467,045	14,685,125
MassMutual Premier Money Market Fund, Class R5 (a)	3,068,100	3,068,100
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,758,466	17,760,503
MassMutual Select Strategic Bond Fund, Class I (a)	1,071,387	10,606,735
MassMutual Select Total Return Bond Fund, Class I (a)	1,562,326	15,435,782
Oppenheimer International Bond Fund, Class I (a)	1,093,402	6,024,644

		138,847,390

TOTAL MUTUAL FUNDS (Cost $364,864,028)		337,254,344

TOTAL LONG-TERM INVESTMENTS (Cost $364,864,028)		337,254,344

TOTAL INVESTMENTS — 100.1% (Cost $364,864,028) (c)		337,254,344

Other Assets/(Liabilities) — (0.1)%		(238,447)

NET ASSETS — 100.0%		$337,015,897

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 83.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,617,342	$18,049,534
MassMutual Premier Disciplined Value Fund, Class I (a)	1,201,733	17,989,942
MassMutual Premier International Equity Fund, Class I (a)	998,244	11,559,663
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,026,690	9,804,890
MassMutual Select Blue Chip Growth Fund, Class I (a)	592,918	9,480,767
MassMutual Select Diversified International Fund, Class I (a)	1,189,051	7,716,944
MassMutual Select Diversified Value Fund, Class I (a)	618,261	8,736,028
MassMutual Select Focused Value Fund, Class I (a)	368,653	6,315,023
MassMutual Select Fundamental Growth Fund, Class I (a)	1,122,310	8,675,456
MassMutual Select Fundamental Value Fund, Class I (a)	674,069	7,772,015
MassMutual Select Growth Opportunities Fund, Class I (a)	547,577	5,952,165
MassMutual Select Large Cap Value Fund, Class I (a)	1,047,105	7,162,198
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	371,750	6,732,386
MassMutual Select Mid-Cap Value Fund, Class I (a)	663,906	8,099,648
MassMutual Select Overseas Fund, Class I (a)	3,173,942	24,693,271
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	435,799	5,386,479
MassMutual Select Small Cap Value Equity Fund, Class I (a)	521,685	7,595,727
MassMutual Select Small Company Value Fund, Class I (a)	316,499	3,209,299
MM MSCI EAFE International Index Fund, Class I (a)	1,931,272	22,769,699
MM Russell 2000 Small Cap Index Fund, Class I (a)	714,507	8,059,644
MM S&P Mid Cap Index Fund, Class I (a)	810,314	9,788,593
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,644,301	9,651,754
Oppenheimer Developing Markets Fund, Class I (a)	91,467	2,742,193
Oppenheimer Global Real Estate Fund, Class I (a)	724,648	7,920,408

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	75,511	$2,028,214

		237,891,940

Fixed Income Funds — 16.4%
Babson Global Floating Rate Fund, Class Y (a)	725,407	6,557,682
MassMutual Premier Core Bond Fund, Class I (a)	1,383,308	14,746,060
MassMutual Premier High Yield Fund, Class I (a)	729,161	6,022,874
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	403,623	4,040,269
MassMutual Premier Money Market Fund, Class R5 (a)	1,377,948	1,377,948
MassMutual Premier Short-Duration Bond Fund, Class I (a)	380,567	3,843,726
MassMutual Select Strategic Bond Fund, Class I (a)	254,145	2,516,033
MassMutual Select Total Return Bond Fund, Class I (a)	367,758	3,633,448
Oppenheimer International Bond Fund, Class I (a)	694,421	3,826,258

		46,564,298

TOTAL MUTUAL FUNDS (Cost $311,374,215)		284,456,238

TOTAL LONG-TERM INVESTMENTS (Cost $311,374,215)		284,456,238

TOTAL INVESTMENTS — 100.1% (Cost $311,374,215) (c)		284,456,238

Other Assets/(Liabilities) — (0.1)%		(181,960)

NET ASSETS — 100.0%		$284,274,278

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 97.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	504,056	$5,625,267
MassMutual Premier Disciplined Value Fund, Class I (a)	374,589	5,607,593
MassMutual Premier International Equity Fund, Class I (a)	406,202	4,703,825
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	432,512	4,130,490
MassMutual Select Blue Chip Growth Fund, Class I (a)	297,335	4,754,384
MassMutual Select Diversified International Fund, Class I (a)	484,000	3,141,157
MassMutual Select Diversified Value Fund, Class I (a)	310,180	4,382,837
MassMutual Select Focused Value Fund, Class I (a)	141,820	2,429,385
MassMutual Select Fundamental Growth Fund, Class I (a)	562,100	4,345,036
MassMutual Select Fundamental Value Fund, Class I (a)	338,183	3,899,244
MassMutual Select Growth Opportunities Fund, Class I (a)	274,667	2,985,630
MassMutual Select Large Cap Value Fund, Class I (a)	525,291	3,592,987
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	153,954	2,788,108
MassMutual Select Mid-Cap Value Fund, Class I (a)	275,048	3,355,585
MassMutual Select Overseas Fund, Class I (a)	1,292,163	10,053,028
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	186,061	2,299,716
MassMutual Select Small Cap Value Equity Fund, Class I (a)	222,775	3,243,604
MassMutual Select Small Company Value Fund, Class I (a)	135,168	1,370,606
MM MSCI EAFE International Index Fund, Class I (a)	783,131	9,233,112
MM Russell 2000 Small Cap Index Fund, Class I (a)	305,064	3,441,123
MM S&P Mid Cap Index Fund, Class I (a)	335,661	4,054,789
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,098,830	3,589,000
Oppenheimer Developing Markets Fund, Class I (a)	37,105	1,112,396
Oppenheimer Global Real Estate Fund, Class I (a)	275,766	3,014,126

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	28,728	$771,644

		97,924,672

Fixed Income Funds — 2.9%
Babson Global Floating Rate Fund, Class Y (a)	36,927	333,818
MassMutual Premier Core Bond Fund, Class I (a)	84,215	897,736
MassMutual Premier High Yield Fund, Class I (a)	37,639	310,899
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	34,507	345,413
MassMutual Premier Money Market Fund, Class R5 (a)	119,499	119,499
MassMutual Premier Short-Duration Bond Fund, Class I (a)	26,934	272,034
MassMutual Select Strategic Bond Fund, Class I (a)	15,545	153,894
MassMutual Select Total Return Bond Fund, Class I (a)	22,948	226,726
Oppenheimer International Bond Fund, Class I (a)	50,427	277,855

		2,937,874

TOTAL MUTUAL FUNDS (Cost $112,810,043)		100,862,546

TOTAL LONG-TERM INVESTMENTS (Cost $112,810,043)		100,862,546

TOTAL INVESTMENTS — 100.0% (Cost $112,810,043) (c)		100,862,546

Other Assets/(Liabilities) — (0.0)%		(44,094)

NET ASSETS — 100.0%		$100,818,452

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 35.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	313,621	$3,500,012
MassMutual Premier Disciplined Value Fund, Class I (a)	233,081	3,489,230
MassMutual Premier International Equity Fund, Class I (a)	106,673	1,235,275
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	192,954	1,842,708
MassMutual Select Blue Chip Growth Fund, Class I (a)	44,333	708,891
MassMutual Select Diversified International Fund, Class I (a)	127,172	825,347
MassMutual Select Diversified Value Fund, Class I (a)	46,269	653,787
MassMutual Select Focused Value Fund, Class I (a)	122,516	2,098,692
MassMutual Select Fundamental Growth Fund, Class I (a)	84,023	649,500
MassMutual Select Fundamental Value Fund, Class I (a)	50,459	581,790
MassMutual Select Growth Opportunities Fund, Class I (a)	40,949	445,116
MassMutual Select Large Cap Value Fund, Class I (a)	78,339	535,841
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	41,684	754,900
MassMutual Select Mid-Cap Value Fund, Class I (a)	74,483	908,687
MassMutual Select Overseas Fund, Class I (a)	339,541	2,641,627
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	42,116	520,552
MassMutual Select Small Cap Value Equity Fund, Class I (a)	50,433	734,307
MassMutual Select Small Company Value Fund, Class I (a)	30,609	310,378
MM MSCI EAFE International Index Fund, Class I (a)	209,599	2,471,168
MM Russell 2000 Small Cap Index Fund, Class I (a)	69,034	778,702
MM S&P Mid Cap Index Fund, Class I (a)	90,893	1,097,991
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,167,347	1,996,164
Oppenheimer Developing Markets Fund, Class I (a)	15,532	465,653
Oppenheimer Global Real Estate Fund, Class I (a)	142,715	1,559,876

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	14,862	$399,181

		31,205,375

Fixed Income Funds — 64.4%
Babson Global Floating Rate Fund, Class Y (a)	103,226	933,165
MassMutual Premier Core Bond Fund, Class I (a)	1,890,398	20,151,644
MassMutual Premier High Yield Fund, Class I (a)	112,972	933,147
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,212,096	12,133,086
MassMutual Premier Money Market Fund, Class R5 (a)	3,259,625	3,259,625
MassMutual Premier Short-Duration Bond Fund, Class I (a)	823,689	8,319,263
MassMutual Select Strategic Bond Fund, Class I (a)	349,720	3,462,226
MassMutual Select Total Return Bond Fund, Class I (a)	520,530	5,142,834
Oppenheimer International Bond Fund, Class I (a)	374,081	2,061,187

		56,396,177

TOTAL MUTUAL FUNDS (Cost $94,234,584)		87,601,552

TOTAL LONG-TERM INVESTMENTS (Cost $94,234,584)		87,601,552

TOTAL INVESTMENTS — 100.1% (Cost $94,234,584) (c)		87,601,552

Other Assets/(Liabilities) — (0.1)%		(49,627)

NET ASSETS — 100.0%		$87,551,925

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 44.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	366,305	$4,087,959
MassMutual Premier Disciplined Value Fund, Class I (a)	272,222	4,075,160
MassMutual Premier International Equity Fund, Class I (a)	156,020	1,806,708
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	201,062	1,920,143
MassMutual Select Blue Chip Growth Fund, Class I (a)	56,337	900,823
MassMutual Select Diversified International Fund, Class I (a)	185,937	1,206,734
MassMutual Select Diversified Value Fund, Class I (a)	58,776	830,507
MassMutual Select Focused Value Fund, Class I (a)	122,278	2,094,621
MassMutual Select Fundamental Growth Fund, Class I (a)	106,763	825,277
MassMutual Select Fundamental Value Fund, Class I (a)	64,082	738,865
MassMutual Select Growth Opportunities Fund, Class I (a)	52,026	565,523
MassMutual Select Large Cap Value Fund, Class I (a)	99,520	680,715
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	70,401	1,274,962
MassMutual Select Mid-Cap Value Fund, Class I (a)	125,761	1,534,285
MassMutual Select Overseas Fund, Class I (a)	496,433	3,862,252
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	64,439	796,469
MassMutual Select Small Cap Value Equity Fund, Class I (a)	77,144	1,123,223
MassMutual Select Small Company Value Fund, Class I (a)	46,818	474,734
MM MSCI EAFE International Index Fund, Class I (a)	305,466	3,601,446
MM Russell 2000 Small Cap Index Fund, Class I (a)	105,637	1,191,580
MM S&P Mid Cap Index Fund, Class I (a)	153,477	1,854,000
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,190,824	2,036,309
Oppenheimer Developing Markets Fund, Class I (a)	16,736	501,741
Oppenheimer Global Real Estate Fund, Class I (a)	149,362	1,632,531

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	15,559	$417,907

		40,034,474

Fixed Income Funds — 56.1%
Babson Global Floating Rate Fund, Class Y (a)	131,423	1,188,064
MassMutual Premier Core Bond Fund, Class I (a)	1,835,763	19,569,229
MassMutual Premier High Yield Fund, Class I (a)	142,072	1,173,512
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,070,959	10,720,296
MassMutual Premier Money Market Fund, Class R5 (a)	1,618,345	1,618,345
MassMutual Premier Short-Duration Bond Fund, Class I (a)	645,432	6,518,864
MassMutual Select Strategic Bond Fund, Class I (a)	339,593	3,361,974
MassMutual Select Total Return Bond Fund, Class I (a)	505,184	4,991,218
Oppenheimer International Bond Fund, Class I (a)	352,218	1,940,720

		51,082,222

TOTAL MUTUAL FUNDS (Cost $98,452,012)		91,116,696

TOTAL LONG-TERM INVESTMENTS (Cost $98,452,012)		91,116,696

TOTAL INVESTMENTS — 100.1% (Cost $98,452,012) (c)		91,116,696

Other Assets/(Liabilities) — (0.1)%		(52,259)

NET ASSETS — 100.0%		$91,064,437

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 49.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	432,197	$4,823,319
MassMutual Premier Disciplined Value Fund, Class I (a)	321,273	4,809,454
MassMutual Premier International Equity Fund, Class I (a)	201,385	2,332,040
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	229,106	2,187,958
MassMutual Select Blue Chip Growth Fund, Class I (a)	69,202	1,106,538
MassMutual Select Diversified International Fund, Class I (a)	240,126	1,558,420
MassMutual Select Diversified Value Fund, Class I (a)	72,210	1,020,334
MassMutual Select Focused Value Fund, Class I (a)	132,859	2,275,883
MassMutual Select Fundamental Growth Fund, Class I (a)	130,620	1,009,693
MassMutual Select Fundamental Value Fund, Class I (a)	78,789	908,442
MassMutual Select Growth Opportunities Fund, Class I (a)	63,905	694,644
MassMutual Select Large Cap Value Fund, Class I (a)	122,272	836,338
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	95,175	1,723,615
MassMutual Select Mid-Cap Value Fund, Class I (a)	170,057	2,074,698
MassMutual Select Overseas Fund, Class I (a)	641,296	4,989,279
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	84,938	1,049,833
MassMutual Select Small Cap Value Equity Fund, Class I (a)	101,649	1,480,007
MassMutual Select Small Company Value Fund, Class I (a)	61,753	626,177
MM MSCI EAFE International Index Fund, Class I (a)	394,042	4,645,756
MM Russell 2000 Small Cap Index Fund, Class I (a)	139,135	1,569,446
MM S&P Mid Cap Index Fund, Class I (a)	207,544	2,507,134
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,314,618	2,247,996
Oppenheimer Developing Markets Fund, Class I (a)	16,936	507,753
Oppenheimer Global Real Estate Fund, Class I (a)	166,229	1,816,888

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	17,294	$464,521

		49,266,166

Fixed Income Funds — 51.0%
Babson Global Floating Rate Fund, Class Y (a)	137,866	1,246,305
MassMutual Premier Core Bond Fund, Class I (a)	1,896,568	20,217,417
MassMutual Premier High Yield Fund, Class I (a)	170,104	1,405,058
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,057,618	10,586,754
MassMutual Premier Money Market Fund, Class R5 (a)	1,066,132	1,066,132
MassMutual Premier Short-Duration Bond Fund, Class I (a)	607,240	6,133,121
MassMutual Select Strategic Bond Fund, Class I (a)	350,509	3,470,040
MassMutual Select Total Return Bond Fund, Class I (a)	519,719	5,134,820
Oppenheimer International Bond Fund, Class I (a)	364,212	2,006,811

		51,266,458

TOTAL MUTUAL FUNDS (Cost $108,047,673)		100,532,624

TOTAL LONG-TERM INVESTMENTS (Cost $108,047,673)		100,532,624

TOTAL INVESTMENTS — 100.1% (Cost $108,047,673) (c)		100,532,624

Other Assets/(Liabilities) — (0.1)%		(56,069)

NET ASSETS — 100.0%		$100,476,555

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 64.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,791,965	$31,158,331
MassMutual Premier Disciplined Value Fund, Class I (a)	2,074,750	31,059,011
MassMutual Premier International Equity Fund, Class I (a)	1,327,180	15,368,750
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,542,458	14,730,474
MassMutual Select Blue Chip Growth Fund, Class I (a)	790,810	12,645,051
MassMutual Select Diversified International Fund, Class I (a)	1,581,494	10,263,895
MassMutual Select Diversified Value Fund, Class I (a)	824,895	11,655,762
MassMutual Select Focused Value Fund, Class I (a)	739,362	12,665,272
MassMutual Select Fundamental Growth Fund, Class I (a)	1,495,569	11,560,746
MassMutual Select Fundamental Value Fund, Class I (a)	899,424	10,370,358
MassMutual Select Growth Opportunities Fund, Class I (a)	730,328	7,938,671
MassMutual Select Large Cap Value Fund, Class I (a)	1,396,717	9,553,543
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	569,104	10,306,466
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,016,438	12,400,546
MassMutual Select Overseas Fund, Class I (a)	4,222,596	32,851,793
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	526,929	6,512,843
MassMutual Select Small Cap Value Equity Fund, Class I (a)	630,726	9,183,365
MassMutual Select Small Company Value Fund, Class I (a)	382,827	3,881,864
MM MSCI EAFE International Index Fund, Class I (a)	2,574,906	30,358,139
MM Russell 2000 Small Cap Index Fund, Class I (a)	863,740	9,742,987
MM S&P Mid Cap Index Fund, Class I (a)	1,240,629	14,986,802
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	8,853,576	15,139,616
Oppenheimer Developing Markets Fund, Class I (a)	129,862	3,893,252
Oppenheimer Global Real Estate Fund, Class I (a)	1,138,158	12,440,064

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	118,576	$3,184,945

		343,852,546

Fixed Income Funds — 36.0%
Babson Global Floating Rate Fund, Class Y (a)	791,875	7,158,548
MassMutual Premier Core Bond Fund, Class I (a)	6,490,798	69,191,912
MassMutual Premier High Yield Fund, Class I (a)	868,486	7,173,693
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	4,081,593	40,856,745
MassMutual Premier Money Market Fund, Class R5 (a)	4,392,545	4,392,545
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,536,125	25,614,859
MassMutual Select Strategic Bond Fund, Class I (a)	1,199,550	11,875,543
MassMutual Select Total Return Bond Fund, Class I (a)	1,777,455	17,561,255
Oppenheimer International Bond Fund, Class I (a)	1,637,503	9,022,642

		192,847,742

TOTAL MUTUAL FUNDS (Cost $588,673,149)		536,700,288

TOTAL LONG-TERM INVESTMENTS (Cost $588,673,149)		536,700,288

TOTAL INVESTMENTS — 100.1% (Cost $588,673,149) (c)		536,700,288

Other Assets/(Liabilities) — (0.1)%		(411,219)

NET ASSETS — 100.0%		$536,289,069

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 74.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,084,897	$12,107,450
MassMutual Premier Disciplined Value Fund, Class I (a)	806,484	12,073,067
MassMutual Premier International Equity Fund, Class I (a)	586,784	6,794,958
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	657,753	6,281,539
MassMutual Select Blue Chip Growth Fund, Class I (a)	349,688	5,591,517
MassMutual Select Diversified International Fund, Class I (a)	699,806	4,541,739
MassMutual Select Diversified Value Fund, Class I (a)	365,083	5,158,616
MassMutual Select Focused Value Fund, Class I (a)	269,378	4,614,437
MassMutual Select Fundamental Growth Fund, Class I (a)	658,782	5,092,383
MassMutual Select Fundamental Value Fund, Class I (a)	398,180	4,591,020
MassMutual Select Growth Opportunities Fund, Class I (a)	322,858	3,509,463
MassMutual Select Large Cap Value Fund, Class I (a)	617,834	4,225,981
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	234,270	4,242,622
MassMutual Select Mid-Cap Value Fund, Class I (a)	418,613	5,107,074
MassMutual Select Overseas Fund, Class I (a)	1,868,935	14,540,313
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	247,147	3,054,733
MassMutual Select Small Cap Value Equity Fund, Class I (a)	295,873	4,307,918
MassMutual Select Small Company Value Fund, Class I (a)	179,800	1,823,167
MM MSCI EAFE International Index Fund, Class I (a)	1,138,994	13,428,744
MM Russell 2000 Small Cap Index Fund, Class I (a)	404,972	4,568,081
MM S&P Mid Cap Index Fund, Class I (a)	510,846	6,171,018
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	3,623,650	6,196,442
Oppenheimer Developing Markets Fund, Class I (a)	49,511	1,484,326
Oppenheimer Global Real Estate Fund, Class I (a)	462,028	5,049,962

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	48,102	$1,292,012

		145,848,582

Fixed Income Funds — 26.0%
Babson Global Floating Rate Fund, Class Y (a)	463,922	4,193,859
MassMutual Premier Core Bond Fund, Class I (a)	1,462,277	15,587,877
MassMutual Premier High Yield Fund, Class I (a)	569,650	4,705,307
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	973,321	9,742,944
MassMutual Premier Money Market Fund, Class R5 (a)	1,340,061	1,340,061
MassMutual Premier Short-Duration Bond Fund, Class I (a)	541,805	5,472,228
MassMutual Select Strategic Bond Fund, Class I (a)	269,905	2,672,057
MassMutual Select Total Return Bond Fund, Class I (a)	398,344	3,935,638
Oppenheimer International Bond Fund, Class I (a)	613,893	3,382,548

		51,032,519

TOTAL MUTUAL FUNDS (Cost $216,016,695)		196,881,101

TOTAL LONG-TERM INVESTMENTS (Cost $216,016,695)		196,881,101

TOTAL INVESTMENTS — 100.1% (Cost $216,016,695) (c)		196,881,101

Other Assets/(Liabilities) — (0.1)%		(116,040)

NET ASSETS — 100.0%		$196,765,061

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 80.7%
MassMutual Premier Disciplined Growth Fund, Class I (a)	2,890,293	$32,255,665
MassMutual Premier Disciplined Value Fund, Class I (a)	2,147,648	32,150,292
MassMutual Premier International Equity Fund, Class I (a)	1,794,099	20,775,663
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,865,464	17,815,178
MassMutual Select Blue Chip Growth Fund, Class I (a)	1,066,933	17,060,255
MassMutual Select Diversified International Fund, Class I (a)	2,137,701	13,873,680
MassMutual Select Diversified Value Fund, Class I (a)	1,112,832	15,724,311
MassMutual Select Focused Value Fund, Class I (a)	657,028	11,254,895
MassMutual Select Fundamental Growth Fund, Class I (a)	2,014,864	15,574,897
MassMutual Select Fundamental Value Fund, Class I (a)	1,213,394	13,990,430
MassMutual Select Growth Opportunities Fund, Class I (a)	985,262	10,709,801
MassMutual Select Large Cap Value Fund, Class I (a)	1,884,148	12,887,569
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	666,337	12,067,366
MassMutual Select Mid-Cap Value Fund, Class I (a)	1,189,976	14,517,713
MassMutual Select Overseas Fund, Class I (a)	5,707,629	44,405,357
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	788,158	9,741,627
MassMutual Select Small Cap Value Equity Fund, Class I (a)	943,432	13,736,376
MassMutual Select Small Company Value Fund, Class I (a)	572,564	5,805,803
MM MSCI EAFE International Index Fund, Class I (a)	3,473,056	40,947,330
MM Russell 2000 Small Cap Index Fund, Class I (a)	1,291,733	14,570,745
MM S&P Mid Cap Index Fund, Class I (a)	1,452,441	17,545,487
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	10,139,364	17,338,313
Oppenheimer Developing Markets Fund, Class I (a)	155,102	4,649,946
Oppenheimer Global Real Estate Fund, Class I (a)	1,297,175	14,178,126

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	135,130	$3,629,605

		427,206,430

Fixed Income Funds — 19.4%
Babson Global Floating Rate Fund, Class Y (a)	1,544,040	13,958,118
MassMutual Premier Core Bond Fund, Class I (a)	2,416,009	25,754,656
MassMutual Premier High Yield Fund, Class I (a)	1,712,965	14,149,087
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,756,018	17,577,740
MassMutual Premier Money Market Fund, Class R5 (a)	3,044,357	3,044,357
MassMutual Premier Short-Duration Bond Fund, Class I (a)	824,315	8,325,584
MassMutual Select Strategic Bond Fund, Class I (a)	446,216	4,417,535
MassMutual Select Total Return Bond Fund, Class I (a)	659,515	6,516,012
Oppenheimer International Bond Fund, Class I (a)	1,561,569	8,604,244

		102,347,333

TOTAL MUTUAL FUNDS (Cost $589,242,118)		529,553,763

TOTAL LONG-TERM INVESTMENTS (Cost $589,242,118)		529,553,763

TOTAL INVESTMENTS — 100.1% (Cost $589,242,118) (c)		529,553,763

Other Assets/(Liabilities) — (0.1)%		(388,428)

NET ASSETS — 100.0%		$529,165,335

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 85.4%
MassMutual Premier Disciplined Growth Fund, Class I (a)	763,046	$8,515,596
MassMutual Premier Disciplined Value Fund, Class I (a)	567,222	8,491,310
MassMutual Premier International Equity Fund, Class I (a)	511,875	5,927,516
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	545,435	5,208,906
MassMutual Select Blue Chip Growth Fund, Class I (a)	328,132	5,246,825
MassMutual Select Diversified International Fund, Class I (a)	610,514	3,962,233
MassMutual Select Diversified Value Fund, Class I (a)	342,624	4,841,280
MassMutual Select Focused Value Fund, Class I (a)	185,448	3,176,717
MassMutual Select Fundamental Growth Fund, Class I (a)	618,108	4,777,974
MassMutual Select Fundamental Value Fund, Class I (a)	373,702	4,308,789
MassMutual Select Growth Opportunities Fund, Class I (a)	302,935	3,292,901
MassMutual Select Large Cap Value Fund, Class I (a)	579,848	3,966,157
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	191,577	3,469,465
MassMutual Select Mid-Cap Value Fund, Class I (a)	342,373	4,176,956
MassMutual Select Overseas Fund, Class I (a)	1,630,399	12,684,506
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	229,278	2,833,877
MassMutual Select Small Cap Value Equity Fund, Class I (a)	274,543	3,997,340
MassMutual Select Small Company Value Fund, Class I (a)	166,784	1,691,187
MM MSCI EAFE International Index Fund, Class I (a)	991,167	11,685,861
MM Russell 2000 Small Cap Index Fund, Class I (a)	375,761	4,238,588
MM S&P Mid Cap Index Fund, Class I (a)	417,879	5,047,981
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,829,525	4,838,488
Oppenheimer Developing Markets Fund, Class I (a)	42,025	1,259,913
Oppenheimer Global Real Estate Fund, Class I (a)	361,952	3,956,132

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	37,689	$1,012,329

		122,608,827

Fixed Income Funds — 14.7%
Babson Global Floating Rate Fund, Class Y (a)	283,039	2,558,676
MassMutual Premier Core Bond Fund, Class I (a)	535,240	5,705,662
MassMutual Premier High Yield Fund, Class I (a)	345,576	2,854,454
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	323,018	3,233,408
MassMutual Premier Money Market Fund, Class R5 (a)	706,856	706,856
MassMutual Premier Short-Duration Bond Fund, Class I (a)	178,621	1,804,077
MassMutual Select Strategic Bond Fund, Class I (a)	98,763	977,758
MassMutual Select Total Return Bond Fund, Class I (a)	145,532	1,437,855
Oppenheimer International Bond Fund, Class I (a)	341,135	1,879,656

		21,158,402

TOTAL MUTUAL FUNDS (Cost $158,731,461)		143,767,229

TOTAL LONG-TERM INVESTMENTS (Cost $158,731,461)		143,767,229

TOTAL INVESTMENTS — 100.1% (Cost $158,731,461) (c)		143,767,229

Other Assets/(Liabilities) — (0.1)%		(92,267)

NET ASSETS — 100.0%		$143,674,962

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.0%
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,508,097	$16,830,367
MassMutual Premier Disciplined Value Fund, Class I (a)	1,120,556	16,774,730
MassMutual Premier International Equity Fund, Class I (a)	1,103,906	12,783,226
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,170,180	11,175,214
MassMutual Select Blue Chip Growth Fund, Class I (a)	757,785	12,116,975
MassMutual Select Diversified International Fund, Class I (a)	1,315,243	8,535,926
MassMutual Select Diversified Value Fund, Class I (a)	790,224	11,165,872
MassMutual Select Focused Value Fund, Class I (a)	392,307	6,720,222
MassMutual Select Fundamental Growth Fund, Class I (a)	1,430,766	11,059,824
MassMutual Select Fundamental Value Fund, Class I (a)	861,614	9,934,404
MassMutual Select Growth Opportunities Fund, Class I (a)	699,797	7,606,793
MassMutual Select Large Cap Value Fund, Class I (a)	1,338,019	9,152,049
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	415,724	7,528,754
MassMutual Select Mid-Cap Value Fund, Class I (a)	742,279	9,055,799
MassMutual Select Overseas Fund, Class I (a)	3,511,609	27,320,318
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	499,510	6,173,942
MassMutual Select Small Cap Value Equity Fund, Class I (a)	597,838	8,704,525
MassMutual Select Small Company Value Fund, Class I (a)	362,852	3,679,319
MM MSCI EAFE International Index Fund, Class I (a)	2,131,041	25,124,973
MM Russell 2000 Small Cap Index Fund, Class I (a)	818,756	9,235,566
MM S&P Mid Cap Index Fund, Class I (a)	906,092	10,945,592
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	5,883,251	10,060,359
Oppenheimer Developing Markets Fund, Class I (a)	97,266	2,916,038
Oppenheimer Global Real Estate Fund, Class I (a)	764,669	8,357,827

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	79,677	$2,140,121

		265,098,735

Fixed Income Funds — 13.1%
Babson Global Floating Rate Fund, Class Y (a)	521,211	4,711,744
MassMutual Premier Core Bond Fund, Class I (a)	1,071,643	11,423,712
MassMutual Premier High Yield Fund, Class I (a)	572,058	4,725,203
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	537,477	5,380,147
MassMutual Premier Money Market Fund, Class R5 (a)	1,472,689	1,472,689
MassMutual Premier Short-Duration Bond Fund, Class I (a)	349,977	3,534,772
MassMutual Select Strategic Bond Fund, Class I (a)	197,885	1,959,063
MassMutual Select Total Return Bond Fund, Class I (a)	292,247	2,887,400
Oppenheimer International Bond Fund, Class I (a)	661,318	3,643,862

		39,738,592

TOTAL MUTUAL FUNDS (Cost $340,137,606)		304,837,327

TOTAL LONG-TERM INVESTMENTS (Cost $340,137,606)		304,837,327

TOTAL INVESTMENTS — 100.1% (Cost $340,137,606) (c)		304,837,327

Other Assets/(Liabilities) — (0.1)%		(177,033)

NET ASSETS — 100.0%		$304,660,294

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 90.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	355,864	$3,971,445
MassMutual Premier Disciplined Value Fund, Class I (a)	264,527	3,959,975
MassMutual Premier International Equity Fund, Class I (a)	285,800	3,309,562
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	310,816	2,968,294
MassMutual Select Blue Chip Growth Fund, Class I (a)	209,872	3,355,851
MassMutual Select Diversified International Fund, Class I (a)	340,787	2,211,705
MassMutual Select Diversified Value Fund, Class I (a)	219,046	3,095,125
MassMutual Select Focused Value Fund, Class I (a)	100,590	1,723,098
MassMutual Select Fundamental Growth Fund, Class I (a)	394,880	3,052,420
MassMutual Select Fundamental Value Fund, Class I (a)	238,950	2,755,088
MassMutual Select Growth Opportunities Fund, Class I (a)	193,777	2,106,353
MassMutual Select Large Cap Value Fund, Class I (a)	370,793	2,536,226
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	108,532	1,965,509
MassMutual Select Mid-Cap Value Fund, Class I (a)	193,921	2,365,831
MassMutual Select Overseas Fund, Class I (a)	910,251	7,081,750
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	132,076	1,632,453
MassMutual Select Small Cap Value Equity Fund, Class I (a)	158,078	2,301,616
MassMutual Select Small Company Value Fund, Class I (a)	96,082	974,271
MM MSCI EAFE International Index Fund, Class I (a)	552,043	6,508,589
MM Russell 2000 Small Cap Index Fund, Class I (a)	216,455	2,441,616
MM S&P Mid Cap Index Fund, Class I (a)	236,686	2,859,162
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	1,487,024	2,542,810
Oppenheimer Developing Markets Fund, Class I (a)	23,695	710,373
Oppenheimer Global Real Estate Fund, Class I (a)	192,750	2,106,759

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	20,060	$538,814

		69,074,695

Fixed Income Funds — 9.9%
Babson Global Floating Rate Fund, Class Y (a)	86,258	779,774
MassMutual Premier Core Bond Fund, Class I (a)	218,629	2,330,589
MassMutual Premier High Yield Fund, Class I (a)	107,760	890,100
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	88,893	889,816
MassMutual Premier Money Market Fund, Class R5 (a)	310,810	310,810
MassMutual Premier Short-Duration Bond Fund, Class I (a)	70,286	709,884
MassMutual Select Strategic Bond Fund, Class I (a)	40,342	399,386
MassMutual Select Total Return Bond Fund, Class I (a)	59,367	586,544
Oppenheimer International Bond Fund, Class I (a)	134,212	739,509

		7,636,412

TOTAL MUTUAL FUNDS (Cost $85,182,757)		76,711,107

TOTAL LONG-TERM INVESTMENTS (Cost $85,182,757)		76,711,107

TOTAL INVESTMENTS — 100.0% (Cost $85,182,757) (c)		76,711,107

Other Assets/(Liabilities) — (0.0)%		(36,869)

NET ASSETS — 100.0%		$76,674,238

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 95.1%
MassMutual Premier Disciplined Growth Fund, Class I (a)	602,438	$6,723,211
MassMutual Premier Disciplined Value Fund, Class I (a)	447,775	6,703,190
MassMutual Premier International Equity Fund, Class I (a)	484,374	5,609,052
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	521,679	4,982,034
MassMutual Select Blue Chip Growth Fund, Class I (a)	355,300	5,681,246
MassMutual Select Diversified International Fund, Class I (a)	577,502	3,747,988
MassMutual Select Diversified Value Fund, Class I (a)	370,839	5,239,952
MassMutual Select Focused Value Fund, Class I (a)	170,061	2,913,149
MassMutual Select Fundamental Growth Fund, Class I (a)	669,292	5,173,631
MassMutual Select Fundamental Value Fund, Class I (a)	404,426	4,663,029
MassMutual Select Growth Opportunities Fund, Class I (a)	328,017	3,565,548
MassMutual Select Large Cap Value Fund, Class I (a)	627,664	4,293,222
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	183,813	3,328,860
MassMutual Select Mid-Cap Value Fund, Class I (a)	328,394	4,006,406
MassMutual Select Overseas Fund, Class I (a)	1,542,228	11,998,530
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	223,226	2,759,077
MassMutual Select Small Cap Value Equity Fund, Class I (a)	267,269	3,891,435
MassMutual Select Small Company Value Fund, Class I (a)	162,298	1,645,699
MM MSCI EAFE International Index Fund, Class I (a)	935,328	11,027,515
MM Russell 2000 Small Cap Index Fund, Class I (a)	365,850	4,126,793
MM S&P Mid Cap Index Fund, Class I (a)	400,886	4,842,706
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	2,516,136	4,302,592
Oppenheimer Developing Markets Fund, Class I (a)	41,985	1,258,711
Oppenheimer Global Real Estate Fund, Class I (a)	327,297	3,577,355

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	34,070	$915,127

		116,976,058

Fixed Income Funds — 4.9%
Babson Global Floating Rate Fund, Class Y (a)	70,876	640,719
MassMutual Premier Core Bond Fund, Class I (a)	174,360	1,858,680
MassMutual Premier High Yield Fund, Class I (a)	83,712	691,463
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	71,014	710,849
MassMutual Premier Money Market Fund, Class R5 (a)	247,872	247,872
MassMutual Premier Short-Duration Bond Fund, Class I (a)	55,972	565,322
MassMutual Select Strategic Bond Fund, Class I (a)	32,170	318,487
MassMutual Select Total Return Bond Fund, Class I (a)	47,340	467,720
Oppenheimer International Bond Fund, Class I (a)	106,377	586,140

		6,087,252

TOTAL MUTUAL FUNDS (Cost $138,002,735)		123,063,310

TOTAL LONG-TERM INVESTMENTS (Cost $138,002,735)		123,063,310

TOTAL INVESTMENTS — 100.0% (Cost $138,002,735) (c)		123,063,310

Other Assets/(Liabilities) — (0.0)%		(30,306)

NET ASSETS — 100.0%		$123,033,004

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Equity Funds — 94.9%
MassMutual Premier Disciplined Growth Fund, Class I (a)	80,013	$892,942
MassMutual Premier Disciplined Value Fund, Class I (a)	59,506	890,811
MassMutual Premier International Equity Fund, Class I (a)	64,110	742,398
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	71,314	681,051
MassMutual Select Blue Chip Growth Fund, Class I (a)	47,160	754,089
MassMutual Select Diversified International Fund, Class I (a)	76,521	496,619
MassMutual Select Diversified Value Fund, Class I (a)	49,288	696,443
MassMutual Select Focused Value Fund, Class I (a)	22,709	389,007
MassMutual Select Fundamental Growth Fund, Class I (a)	88,336	682,840
MassMutual Select Fundamental Value Fund, Class I (a)	53,769	619,962
MassMutual Select Growth Opportunities Fund, Class I (a)	43,504	472,887
MassMutual Select Large Cap Value Fund, Class I (a)	83,347	570,094
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	24,372	441,380
MassMutual Select Mid-Cap Value Fund, Class I (a)	43,570	531,557
MassMutual Select Overseas Fund, Class I (a)	204,502	1,591,022
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	29,826	368,650
MassMutual Select Small Cap Value Equity Fund, Class I (a)	35,712	519,972
MassMutual Select Small Company Value Fund, Class I (a)	21,723	220,272
MM MSCI EAFE International Index Fund, Class I (a)	124,198	1,464,297
MM Russell 2000 Small Cap Index Fund, Class I (a)	48,861	551,152
MM S&P Mid Cap Index Fund, Class I (a)	53,202	642,676
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	336,523	575,454
Oppenheimer Developing Markets Fund, Class I (a)	4,786	143,495
Oppenheimer Global Real Estate Fund, Class I (a)	43,036	470,382

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	4,472	$120,114

		15,529,566

Fixed Income Funds — 5.0%
Babson Global Floating Rate Fund, Class Y (a)	8,285	74,897
MassMutual Premier Core Bond Fund, Class I (a)	23,107	246,325
MassMutual Premier High Yield Fund, Class I (a)	12,245	101,145
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	9,323	93,328
MassMutual Premier Money Market Fund, Class R5 (a)	32,968	32,968
MassMutual Premier Short-Duration Bond Fund, Class I (a)	7,461	75,355
MassMutual Select Strategic Bond Fund, Class I (a)	4,255	42,121
MassMutual Select Total Return Bond Fund, Class I (a)	6,230	61,556
Oppenheimer International Bond Fund, Class I (a)	14,504	79,916

		807,611

TOTAL MUTUAL FUNDS (Cost $18,003,659)		16,337,177

TOTAL LONG-TERM INVESTMENTS (Cost $18,003,659)		16,337,177

TOTAL INVESTMENTS — 99.9% (Cost $18,003,659) (c)		16,337,177

Other Assets/(Liabilities) — 0.1%		23,762

NET ASSETS — 100.0%		$16,360,939

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

December 31, 2015 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 98.7%
Equity Funds — 93.8%
MassMutual Premier Disciplined Growth Fund, Class I (a)	46,861	$522,973
MassMutual Premier Disciplined Value Fund, Class I (a)	34,977	523,604
MassMutual Premier International Equity Fund, Class I (a)	37,990	439,921
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	40,209	383,994
MassMutual Select Blue Chip Growth Fund, Class I (a)	27,488	439,532
MassMutual Select Diversified International Fund, Class I (a)	45,434	294,865
MassMutual Select Diversified Value Fund, Class I (a)	28,935	408,850
MassMutual Select Focused Value Fund, Class I (a)	13,688	234,474
MassMutual Select Fundamental Growth Fund, Class I (a)	49,662	383,884
MassMutual Select Fundamental Value Fund, Class I (a)	31,696	365,450
MassMutual Select Growth Opportunities Fund, Class I (a)	25,392	276,014
MassMutual Select Large Cap Value Fund, Class I (a)	48,697	333,086
MassMutual Select Mid Cap Growth Equity II Fund, Class I (a)	14,234	257,781
MassMutual Select Mid-Cap Value Fund, Class I (a)	25,506	311,178
MassMutual Select Overseas Fund, Class I (a)	122,212	950,810
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	17,233	212,999
MassMutual Select Small Cap Value Equity Fund, Class I (a)	20,643	300,556
MassMutual Select Small Company Value Fund, Class I (a)	12,617	127,936
MM MSCI EAFE International Index Fund, Class I (a)	74,620	879,775
MM Russell 2000 Small Cap Index Fund, Class I (a)	28,071	316,646
MM S&P Mid Cap Index Fund, Class I (a)	31,198	376,878
Oppenheimer Commodity Strategy Total Return Fund, Class I (a) (b)	215,343	368,237
Oppenheimer Developing Markets Fund, Class I (a)	3,407	102,135
Oppenheimer Global Real Estate Fund, Class I (a)	26,132	285,624

	Number of Shares	Value
Oppenheimer Real Estate Fund, Class I (a)	2,693	$72,327

		9,169,529

Fixed Income Funds — 4.9%
Babson Global Floating Rate Fund, Class Y (a)	5,832	52,718
MassMutual Premier Core Bond Fund, Class I (a)	13,882	147,986
MassMutual Premier High Yield Fund, Class I (a)	6,329	52,274
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	5,580	55,855
MassMutual Premier Money Market Fund, Class R5 (a)	19,753	19,753
MassMutual Premier Short-Duration Bond Fund, Class I (a)	4,379	44,228
MassMutual Select Strategic Bond Fund, Class I (a)	2,483	24,583
MassMutual Select Total Return Bond Fund, Class I (a)	3,593	35,503
Oppenheimer International Bond Fund, Class I (a)	8,336	45,929

		478,829

TOTAL MUTUAL FUNDS (Cost $10,480,692)		9,648,358

TOTAL LONG-TERM INVESTMENTS (Cost $10,480,692)		9,648,358

TOTAL INVESTMENTS — 98.7% (Cost $10,480,692) (c)		9,648,358

Other Assets/(Liabilities) — 1.3%		123,620

NET ASSETS — 100.0%		$9,771,978

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2015, the BlackRock Global Allocation Fund’s net assets were approximately $646,435,454, of which approximately $7,718,097 or approximately 1.19%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’

Notes to Portfolio of Investments (Unaudited) (Continued)

Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Focused Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2015. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund and MM RetireSMART 2060 Fund characterized all investments at Level 1, as of December 31, 2015. The Strategic Bond Fund characterized all forward sale commitments at Level 2, as of December 31, 2015. The BlackRock Global Allocation Fund characterized all securities sold short at Level 1, as of December 31, 2015. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of December 31, 2015, for the remaining Funds’ investments and the Strategic Bond Fund’s and BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$329,833,255	$-	$329,833,255
Municipal Obligations	-	23,589,435	-	23,589,435
Non-U.S. Government Agency Obligations	-	321,211,764	-	321,211,764
U.S. Government Agency Obligations and Instrumentalities	-	371,701,723	-	371,701,723
U.S. Treasury Obligations	-	314,799,132	-	314,799,132
Short-Term Investments	-	103,661,584	-	103,661,584

Total Investments	$-	$1,464,796,893	$-	$1,464,796,893

Liability Derivatives
Futures Contracts	$(108,865)	$-	$-	$(108,865)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Strategic Bond Fund
Asset Investments
Preferred Stock	$157,240	$-	$-		$157,240
Bank Loans	-	8,350,581	-		8,350,581
Corporate Debt	-	82,209,178	-		82,209,178
Municipal Obligations	-	351,644	-		351,644
Non-U.S. Government Agency Obligations	-	50,766,544	-		50,766,544
Sovereign Debt Obligations	-	12,382,003	-		12,382,003
U.S. Government Agency Obligations and Instrumentalities	-	58,740,064	309,047		59,049,111
U.S. Treasury Obligations	-	31,290,054	-		31,290,054
Purchased Options	409,123	1,581	-		410,704
Short-Term Investments	-	36,150,447	-		36,150,447

Total Investments	$566,363	$280,242,096	$309,047		$281,117,506

Asset Derivatives
Forward Contracts	$-	$565,279	$-		$565,279
Futures Contracts	326,618	-	-		326,618
Swap Agreements	-	157,030	-		157,030

Total	$326,618	$722,309	$-		$1,048,927

Liability Derivatives
Forward Contracts	$-	$(131,842)	$-		$(131,842)
Futures Contracts	(140,632)	-	-		(140,632)
Swap Agreements	-	(153,229)	-		(153,229)
Written Options	(262,937)	-	-		(262,937)

Total	$(403,569)	$(285,071)	$-		$(688,640)

BlackRock Global Allocation Fund
Asset Investments
Common Stock	$195,443,170	$144,323,812 *	$1,718,221		$341,485,203
Preferred Stock	8,005,155	4,190,176	6,428,019		18,623,350
Bank Loans	-	7,019,457	-		7,019,457
Corporate Debt	-	48,115,408	6,455,300		54,570,708
Sovereign Debt Obligations	-	32,244,531	548,002		32,792,533
U.S. Government Agency Obligations and Instrumentalities	-	2,449,426	-		2,449,426
U.S. Treasury Obligations	-	44,567,892	-		44,567,892
Mutual Funds	15,286,236	-	-		15,286,236
Purchased Options	49,645	3,296,564	-		3,346,209
Warrants	-	73,279	-		73,279
Rights	-	-	-	†	-
Short-Term Investments	16,179	130,001,009	-		130,017,188

Total Investments	$218,800,385	$416,281,554	$15,149,542		$650,231,481

Asset Derivatives
Forward Contracts	$-	$730,118	$-		$730,118
Futures Contracts	1,165	-	-		1,165
Swap Agreements	-	708,689	-		708,689

Total	$1,165	$1,438,807	$-		$1,439,972

Liability Derivatives
Forward Contracts	$-	$(900,703)	$-		$(900,703)
Futures Contracts	(117,109)	-	-		(117,109)
Swap Agreements	-	(228,338)	-		(228,338)
Written Options	(36,082)	(2,438,815)	-		(2,474,897)

Total	$(153,191)	$(3,567,856)	$-		$(3,721,047)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Fundamental Value Fund
Asset Investments
Common Stock	$1,265,897,373	$31,317,435	*	$-	$1,297,214,808
Short-Term Investments	-	13,000,085		-	13,000,085

Total Investments	$1,265,897,373	$44,317,520		$-	$1,310,214,893

Large Cap Value Fund
Asset Investments
Common Stock	$221,701,163	$1,613,190		$-	$223,314,353
Mutual Funds	8,612,709	-		-	8,612,709
Short-Term Investments	-	4,116,990		-	4,116,990

Total Investments	$230,313,872	$5,730,180		$-	$236,044,052

S&P 500 Index Fund
Asset Investments
Common Stock	$3,566,788,092	$-		$-	$3,566,788,092
Short-Term Investments	-	3,769,360		-	3,769,360

Total Investments	$3,566,788,092	$3,769,360		$-	$3,570,557,452

Asset Derivatives
Futures Contracts	$182,247	$-		$-	$182,247

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,511,183,964	$42,870,100	*	$-	$1,554,054,064
Mutual Funds	1,041	-		-	1,041
Short-Term Investments	-	8,836,128		-	8,836,128

Total Investments	$1,511,185,005	$51,706,228		$-	$1,562,891,233

Mid-Cap Value Fund
Asset Investments
Common Stock	$101,560,813	$548,528		$-	$102,109,341
Mutual Funds	536,254	-		-	536,254
Short-Term Investments	-	1,904,342		-	1,904,342

Total Investments	$102,097,067	$2,452,870		$-	$104,549,937

Asset Derivatives
Forward Contracts	$-	$3,861		$-	$3,861

Liability Derivatives
Forward Contracts	$-	$(7,345)		$-	$(7,345)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$171,934,517	$3,849,737	*	$-	$175,784,254
Short-Term Investments	-	7,952,547		-	7,952,547

Total Investments	$171,934,517	$11,802,284		$-	$183,736,801

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Small Company Value Fund
Asset Investments
Common Stock	$294,947,969	$-		$-		$294,947,969
Mutual Funds	17,718,485	-		-		17,718,485
Short-Term Investments	-	9,746,849		-		9,746,849

Total Investments	$312,666,454	$9,746,849		$-		$322,413,303

Liability Derivatives
Futures Contracts	$(28,335)	$-		$-		$(28,335)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$290,582,036	$-		$-		$290,582,036
Mutual Funds	10,025,316	-		-		10,025,316
Short-Term Investments	-	8,564,286		-		8,564,286

Total Investments	$300,607,352	$8,564,286		$-		$309,171,638

Liability Derivatives
Futures Contracts	$(15,505)	$-		$-		$(15,505)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$271,457,782	$8,486		$-	†	$271,466,268
Warrants	-	-		-	†	-
Mutual Funds	31,826,130	-		-		31,826,130
Short-Term Investments	-	5,275,621		-		5,275,621

Total Investments	$303,283,912	$5,284,107		$-		$308,568,019

Liability Derivatives
Futures Contracts	$(14,616)	$-		$-		$(14,616)

Mid Cap Growth Equity II Fund
Asset Investments
Common Stock	$2,637,488,331	$-		$7,434,328		$2,644,922,659
Preferred Stock	-	-		8,569,043		8,569,043
Mutual Funds	139,021,856	-		-		139,021,856
Short-Term Investments	-	138,816,364		-		138,816,364

Total Investments	$2,776,510,187	$138,816,364		$16,003,371		$2,931,329,922

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$495,414,365	$5,224,160	*	$902,745		$501,541,270
Preferred Stock	-	-		7,531,213		7,531,213
Mutual Funds	49,782,399	-		-		49,782,399
Short-Term Investments	-	4,117,241		-		4,117,241

Total Investments	$545,196,764	$9,341,401		$8,433,958		$562,972,123

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Diversified International Fund
Asset Investments
Common Stock*
Australia	$-	$1,806,896	$-	$1,806,896
Belgium	-	1,350,396	-	1,350,396
Brazil	428,801	-	-	428,801
Cayman Islands	-	799,707	-	799,707
China	-	510,298	-	510,298
Finland	-	2,405,069	-	2,405,069
France	-	8,445,766	-	8,445,766
Germany	-	5,075,140	-	5,075,140
Hong Kong	-	1,003,406	-	1,003,406
Ireland	634,703	-	-	634,703
Israel	724,337	-	-	724,337
Italy	-	3,630,082	-	3,630,082
Japan	-	16,882,104	-	16,882,104
Luxembourg	-	363,186	-	363,186
Netherlands	-	4,443,236	-	4,443,236
Norway	-	939,696	-	939,696
Papua New Guinea	-	232,897	-	232,897
Republic of Korea	-	898,046	-	898,046
Sweden	-	1,410,134	-	1,410,134
Switzerland	-	2,940,210	-	2,940,210
United Kingdom	-	17,953,665	-	17,953,665
Preferred Stock
Germany	-	503,631	-	503,631
Mutual Funds	4,163,177	-	-	4,163,177
Short-Term Investments	-	1,075,495	-	1,075,495

Total Investments	$5,951,018	$72,669,060	$-	$78,620,078

Asset Derivatives
Forward Contracts	$-	$492,093	$-	$492,093

Liability Derivatives
Forward Contracts	$-	$(411,390)	$-	$(411,390)

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$27,693,975	$-	$27,693,975
Austria	-	737,749	-	737,749
Belgium	-	5,879,941	-	5,879,941
Bermuda	-	803,542	-	803,542
Cayman Islands	52,080	2,342,880	-	2,394,960
Denmark	-	7,762,768	-	7,762,768
Finland	-	3,747,289	-	3,747,289
France	-	38,370,376	-	38,370,376
Germany	-	35,369,341	-	35,369,341
Hong Kong	-	9,596,300	-	9,596,300
Ireland	-	2,368,848	-	2,368,848
Israel	217,263	2,833,914	-	3,051,177
Italy	-	8,850,633	-	8,850,633
Japan	-	95,807,642	-	95,807,642

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Luxembourg	$-	$852,311	$-	$852,311
Mauritius	-	47,503	-	47,503
Netherlands	805,397	13,485,330	-	14,290,727
New Zealand	-	667,947	-	667,947
Norway	-	2,280,029	-	2,280,029
Papua New Guinea	-	211,825	-	211,825
Portugal	-	591,521	431	591,952
Singapore	-	5,013,903	-	5,013,903
Spain	-	13,013,157	-	13,013,157
Sweden	-	11,685,203	-	11,685,203
Switzerland	-	38,807,110	-	38,807,110
United Kingdom	-	79,027,079	-	79,027,079
Preferred Stock
Germany	-	2,101,521	-	2,101,521
Mutual Funds	13,875,373	-	-	13,875,373
Rights	-	17,564	122	17,686
Short-Term Investments	-	7,771,601	-	7,771,601

Total Investments	$14,950,113	$417,738,802	$553	$432,689,468

Asset Derivatives
Forward Contracts	$-	$68,178	$-	$68,178
Futures Contracts	249,077	-	-	249,077

Total	$249,077	$68,178	$-	$317,255

Liability Derivatives
Forward Contracts	$-	$(192,360)	$-	$(192,360)
Futures Contracts	(31,912)	-	-	(31,912)

Total	$(31,912)	$(192,360)	$-	$(224,272)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$10,122,058	$-	$10,122,058
Belgium	-	5,182,580	-	5,182,580
Bermuda	-	4,107,185	-	4,107,185
Brazil	2,348,976	-	-	2,348,976
Canada	13,438,650	-	-	13,438,650
Cayman Islands	7,383,579	1,608,898	-	8,992,477
China	-	1,037,966	-	1,037,966
Denmark	-	2,175,981	-	2,175,981
Finland	-	4,941,429	-	4,941,429
France	-	87,343,701	-	87,343,701
Germany	-	64,006,488	-	64,006,488
Hong Kong	-	9,859,982	-	9,859,982
India	-	5,623,056	-	5,623,056
Indonesia	-	3,506,140	-	3,506,140
Ireland	4,871,143	2,820,211	-	7,691,354
Israel	4,283,230	-	-	4,283,230
Italy	-	16,022,295	-	16,022,295
Japan	-	114,361,067	-	114,361,067

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Overseas Fund (Continued)
Asset Investments (Continued)
Common Stock (Continued)
Luxembourg	$-	$752,286	$-	$752,286
Mexico	1,697,904	-	-	1,697,904
Netherlands	-	34,182,776	-	34,182,776
Norway	-	1,720,495	-	1,720,495
Papua New Guinea	-	473,867	-	473,867
Republic of Korea	-	6,439,024	-	6,439,024
Singapore	-	6,525,469	-	6,525,469
Spain	-	3,159,299	-	3,159,299
Sweden	-	13,530,597	-	13,530,597
Switzerland	-	71,419,533	-	71,419,533
Taiwan	8,144,546	1,593,005	-	9,737,551
United Kingdom	2,513,175	125,420,659	-	127,933,834
United States	7,191,846	-	-	7,191,846
Preferred Stock
Germany	-	1,029,667	-	1,029,667
Mutual Funds	16,498,277	-	-	16,498,277
Short-Term Investments	-	10,120,886	-	10,120,886

Total Investments	$68,371,326	$609,086,600	$-	$677,457,926

Asset Derivatives
Forward Contracts	$-	$1,019,574	$-	$1,019,574

Liability Derivatives
Forward Contracts	$-	$(662,890)	$-	$(662,890)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.
†	Represents a security at $0 value as of December 31, 2015.

The Funds had no transfers between Level 1 and Level 2 of the fair value hierarchy at December 31, 2015. The Funds recognize transfers between the Levels as of the beginning of the year.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/15		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 12/31/15		Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 12/31/15
Strategic Bond Fund
U.S. Government Agency Obligations and Instrumentalities	$-		$-	$-	$-	$309,047		$-	$-		$-		$309,047		$-

BlackRock Global Allocation Fund
Common Stock	$1,584,934		$-	$-	$133,287	$-		$-	$-		$-		$1,718,221		$133,287
Preferred Stock	5,668,903		-	-	759,116	-		-	-		-		6,428,019		759,116
Corporate Debt†	30,900		-	-	(33,598)	263,318		-	868,790	****	-		1,129,410		(33,598)
Corporate Debt	4,059,916		-	-	1,074,974	191,000		-	-		-		5,325,890		1,074,974
Sovereign Debt Obligations†	-		-	-	(18,685)	-		-	566,687	****	-		548,002		(18,685)
Warrants	66,101		-	-	-	-		-	-		(66,101	)**	-		-

	$11,410,754		$-	$-	$1,915,094	$454,318		$-	$1,435,477		$(66,101)		$15,149,542		$1,915,094

Russell 2000 Small Cap Index Fund
Common Stock	$-	***	$-	$-	$-	$-	††	$-	$-		$-		$-	†††	$-
Warrants	-	***	-	-	-	-		-	-		-		-	†††	-

	$-		$-	$-	$-	$-		$-	$-		$-		$-		$-

Mid Cap Growth Equity II Fund
Common Stock	$5,569,404		$-	$-	$1,864,924	$-		$-	$-		$-		$7,434,328		$1,864,924
Preferred Stock	8,166,673		-	-	402,370	-		-	-		-		8,569,043		402,370

	$13,736,077		$-	$-	$2,267,294	$-		$-	$-		$-		$16,003,371		$2,267,294

Small Cap Growth Equity Fund
Common Stock	$860,087		$-	$-	$42,658	$-		$-	$-		$-		$902,745		$42,658
Preferred Stock	8,330,213		-	-	(799,000)	-		-	-		-		7,531,213		(799,000)

	$9,190,300		$-	$-	$(756,342)	$-		$-	$-		$-		$8,433,958		$(756,342)

MSCI EAFE International Index Fund
Common Stock	$443		$-	$-	$(12)	$-		$-	$-		$-		$431		$(12)
Rights	1,017		-	-	256	-		(1,151)	-		-		122		122

	$1,460		$-	$-	$244	$-		$(1,151)	$-		$-		$553		$110

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as inputs were more observable.
***	Represents a security at $0 value as of September 30, 2015.
****	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Represents a security at $0 value at the time of purchase.
†††	Represents a security at $0 value as of December 31, 2015.

Notes to Portfolio of Investments (Unaudited) (Continued)

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s), other than those disclosed below.

The BlackRock Global Allocation Fund and Small Cap Growth Equity Fund initially fair valued certain of its Level 3 investments using acquisition cost. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Funds. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common stock — $1,718,221
Delta Topco Ltd.	$350,586	Market Approach	EV/Multiple	21.00x
Dropbox, Inc.	1,324,133	Market Approach	EV/Multiple	5.69x
			Discount for Lack of Marketability	10%
Lookout Inc.	43,502	Market Approach	Probability Weighted Return Method - Implied EV Multiple	12.20x

Corporate debt — $5,325,890
AliphCom Convertible Bond	3,721,374	Asset Valuation	Probability Weighted Return Method/Option Pricing Method/Market Observed Transaction	$142.20
AliphCom Convertible Bond	271,029	Asset Valuation	Probability Weighted Return Method/Option Pricing Method/Market Observed Transaction	$141.90
Bio City Development Co. B.V.	592,900	Market Approach	Debt Restructure Analysis, Cashflow Discount Rate	15%
			Expected Recovery Rate	53.49%
Delta Topco Ltd.	740,587	Market Approach	EV/Multiple	21.00x

Preferred stock — $6,428,019
Domo, Inc. Series E Convertible	1,044,015	Asset Valuation	Probability Expected Weighted Return Model - EV Multiple	13.70x
Grand Rounds, Inc. Series C Convertible	346,790	Market Approach	Probability Weighted Return Method - Implied EV Multiple	20.60x
Lookout Inc. Series F	645,388	Market Approach	Probability Weighted Return Method - Implied EV Multiple	12.20x
Palantir Technologies, Inc. Series I	1,218,707	Market Approach	Market Observed Transaction	$11.38
Uber Technologies, Inc. Series D	3,173,119	Market Approach	Market Observed Transaction	$48.77

Rights — $0
UBI Banca	0	Asset Valuation	Acquisition Cost	$0.00

Total	$13,472,130

Notes to Portfolio of Investments (Unaudited) (Continued)

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $902,745
Dropbox Inc.	$428,351	Market Approach	EV/Multiple	5.69x
			Discount for Lack of Marketability	10%
Telogis	474,394	Market Approach	EV/Multiple	4.45x
			Discount for Lack of Marketability	10%

Preferred stock — $7,531,213
Cloudera, Inc. Series F	978,763	Market Approach	EV/Multiple	11.60x
			Discount for Lack of Marketability	10%
Docusign Series F	78,781	Market Approach	EV/Multiple	7.50x
			Discount for Lack of Marketability	10%
Docusign Series E	502,434	Market Approach	EV/Multiple	7.50x
			Discount for Lack of Marketability	10%
Docusign Series D	19,423	Market Approach	EV/Multiple	7.50x
			Discount for Lack of Marketability	10%
Docusign Series B	27,036	Market Approach	EV/Multiple	7.50x
			Discount for Lack of Marketability	10%
Docusign Series B 1	8,090	Market Approach	EV/Multiple	7.50x
			Discount for Lack of Marketability	10%
Draftkings Series D	166,140	Market Approach	Market Observed Transaction	$3.13
Draftkings, Inc. Series D 1	415,692	Market Approach	Market Observed Transaction	$4.05
Marklogic Corp. Series F	898,800	Market Approach	EV/Multiple	3.30x
			Discount for Lack of Marketability	10%
NUTANIX, Inc. Series E	654,613	Market Approach	EV/Multiple	4.10x
			Discount for Lack of Marketability	10%
Telogis	1,507,439	Market Approach	EV/Multiple	4.45x
			Discount for Lack of Marketability	10%
The Honest Co.	644,593	Market Approach	EV/Multiple	3.80x
			Discount for Lack of Marketability	10%
Veracode, Inc	822,179	Market Approach	EV/Multiple	7.68x
			Discount for Lack of Marketability	10%
Zuora Inc. Series F	807,230	Market Approach	EV/Multiple	6.00x
			Discount for Lack of Marketability	10%

Total	$8,433,958

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than the derivatives original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at December 31, 2015, the following tables show how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management		A	A
Directional Exposures to Currencies		A	A
Intention to Create Investment Leverage in Portfolio			M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	M	A	M
Substitution for Direct Investment	M	A	A	A
Intention to Create Investment Leverage in Portfolio			A

Interest Rate Swaps***
Hedging/Risk Management		A	A
Duration Management		A	M
Substitution for Direct Investment			A
Intention to Create Investment Leverage in Portfolio			M

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management			A
Duration/Credit Quality Management			M
Income			M
Substitution for Direct Investment			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income			M
Substitution for Direct Investment			A

Options (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Directional Investment			A

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		M	A
Directional Investment		A	A

Rights and Warrants
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Directional Investment			A
Intention to Create Investment Leverage in Portfolio			M
Result of a Corporate Action			A

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A				A		A
Directional Exposures to Currencies						A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	Diversified International Fund	MSCI EAFE International Index Fund	Overseas Fund

Futures Contracts**
Hedging/Risk Management		A
Duration/Credit Quality Management		M
Substitution for Direct Investment		M	A	A		A
Intention to Create Investment Leverage in Portfolio		M

Rights and Warrants
Result of a Corporate Action				A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At December 31, 2015, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Liability Derivatives
Futures Contracts	$-	$-	$-	$(108,865)	$(108,865)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	399	399

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$410,704	$410,704
Forward Contracts	-	-	565,279	-	565,279
Futures Contracts	-	-	-	326,618	326,618
Swap Agreements	49,771	-	-	107,259	157,030

Total Value	$49,771	$-	$565,279	$844,581	$1,459,631

Liability Derivatives
Forward Contracts	$-	$-	$(131,842)	$-	$(131,842)
Futures Contracts	-	-	(891)	(139,741)	(140,632)
Swap Agreements	(71,037)	-	-	(82,192)	(153,229)
Written Options	-	-	(262,937)	-	(262,937)

Total Value	$(71,037)	$-	$(395,670)	$(221,933)	$(688,640)

Number of Contracts Notional Amounts or Shares/Units†
Purchased Options	$-	$-	$-	$1,587	$1,587
Purchased Options	-	-	-	5,480,000	5,480,000
Forward Contracts	-	-	26,671,524	-	26,671,524
Futures Contracts	-	-	5	1,094	1,099
Swap Agreements	7,340,000	-	-	29,812,000	37,152,000
Written Options	-	-	678	-	678

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$730,118	$-	$730,118
Futures Contracts	-	1,165	-	-	1,165
Swap Agreements	178,893	280,478	9,967	239,351	708,689
Purchased Options	-	3,300,568	-	45,641	3,346,209
Rights	-	- ††	-	-	-
Warrants	-	73,279	-	-	73,279

Total Value	$178,893	$3,655,490	$740,085	$284,992	$4,859,460

Liability Derivatives
Forward Contracts	$-	$-	$(900,703)	$-	$(900,703)
Futures Contracts	-	(117,109)	-	-	(117,109)
Swap Agreements	(31,567)	(71,138)	-	(125,633)	(228,338)
Written Options	-	(2,459,624)	-	(15,273)	(2,474,897)

Total Value	$(31,567)	$(2,647,871)	$(900,703)	$(140,906)	$(3,721,047)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$89,178,805	$-	$89,178,805
Futures Contracts	-	310	-	-	310
Swap Agreements	$8,473,199	$652,219	$1,119,785	$98,293,000	$108,538,203
Purchased Options	-	2,871,695	-	-	2,871,695
Purchased Options	$-	$-	$-	$745,332,000	$745,332,000
Written Options	-	3,128,659	-	-	3,128,659
Written Options	$-	$-	$-	$38,422,000	$38,422,000
Rights	-	5,156	-	-	5,156
Warrants	-	222,000	-	-	222,000

S&P 500 Index Fund
Asset Derivatives
Futures Contracts	$-	$182,247	$-	$-	$182,247

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	176	-	-	176

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,861	$-	$3,861

Liability Derivatives
Forward Contracts	$-	$-	$(7,345)	$-	$(7,345)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,499,877	$-	$1,499,877

Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(28,335)	$-	$-	$(28,335)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	27	-	-	27

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(15,505)	$-	$-	$(15,505)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	64	-	-	64

Russell 2000 Small Cap Index Fund
Asset Derivatives
Warrants	$-	$- ††	$-	$-	$-

Liabilities Derivatives
Futures Contracts	$-	$(14,616)	$-	$-	$(14,616)

Number of Contracts Notional Amounts or Shares/Units†
Futures Contracts	-	49	-	-	49
Warrants	-	1,428	-	-	1,428

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$492,093	$-	$492,093

Liability Derivatives
Forward Contracts	$-	$-	$(411,390)	$-	$(411,390)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$84,785,527	$-	$84,785,527

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$68,178	$-	$68,178
Futures Contracts	-	249,077	-	-	249,077
Rights	-	17,686	-	-	17,686

Total Value	$-	$266,763	$68,178	$-	$334,941

Liability Derivatives
Forward Contracts	$-	$-	$(192,360)	$-	$(192,360)
Futures Contracts	-	(31,912)	-	-	(31,912)

Total Value	$-	$(31,912)	$(192,360)	$-	$(224,272)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$217,867,628	$-	$217,867,628
Futures Contracts	-	202	-	-	202
Rights	-	68,454	-	-	68,454

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,019,574	$-	$1,019,574

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$-	$(662,890)	$-	$(662,890)

Number of Contracts Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$66,886,218	$-	$66,886,218

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for written options, purchased options, forward contracts, and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at December 31, 2015.
††	Represents a security at $0 value as of December 31, 2015.

Further details regarding the derivatives and other investments held by the Fund(s) at December 31, 2015, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts and Foreign Currency Futures. A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts, see “Futures Contracts” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at December 31, 2015. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Buy
EUR	2,527,273	Barclays Bank PLC	01/19/16	$2,715,757	$31,727
MXN	18,121,099	Barclays Bank PLC	01/19/16	1,095,361	(44,990)

				3,811,118	(13,263)

EUR	2,631,215	Citibank N.A.	01/19/16	2,947,334	(86,852)

				$6,758,452	$(100,115)

Contracts to Deliver
CNY	8,910,000	Bank of America N.A.	01/19/16	$1,386,231	$15,326
EUR	770,000	Bank of America N.A.	01/19/16	878,046	40,953
EUR	1,185,385	Bank of America N.A.	02/16/16	1,296,965	7,411

				3,561,242	63,690

EUR	4,230,559	Barclays Bank PLC	01/19/16	4,796,950	197,767
MXN	18,121,099	Barclays Bank PLC	01/19/16	1,082,115	31,743

				5,879,065	229,510

CNY	26,070,000	Citibank N.A.	01/19/16	4,068,070	56,904
EUR	3,090,000	Citibank N.A.	01/19/16	3,537,278	178,037
EUR	1,843,922	Citibank N.A.	02/16/16	2,009,174	3,212

				9,614,522	238,153

EUR	786,893	UBS AG	02/16/16	858,243	2,199

				$19,913,072	$533,552

BlackRock Global Allocation Fund
Contracts to Buy
EUR	311,000	Citibank N.A.	01/14/16	$339,665	$(1,607)
EUR	618,000	Citibank N.A.	01/22/16	672,962	(1,065)
JPY	80,330,000	Citibank N.A.	01/21/16	658,470	10,101

				1,671,097	7,429

EUR	622,000	Credit Suisse International	01/14/16	681,482	(5,367)
EUR	1,842,000	Credit Suisse International	01/29/16	1,950,365	52,618
JPY	178,838,000	Credit Suisse International	01/08/16	1,466,285	21,733

				4,098,132	68,984

EUR	961,000	Deutsche Bank AG	01/11/16	1,051,574	(7,043)
EUR	618,000	Deutsche Bank AG	01/21/16	664,393	7,488

				1,715,967	445

EUR	2,074,000	Goldman Sachs Bank USA	01/11/16	2,273,270	(18,995)
EUR	609,000	Goldman Sachs Bank USA	01/14/16	664,590	(2,606)
EUR	3,037,000	Goldman Sachs Bank USA	01/29/16	3,218,054	84,368

				6,155,914	62,767

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Buy (Continued)
JPY	273,201,000	JP Morgan Chase Bank N.A	01/07/16	$2,264,953	$8,149

JPY	172,106,000	Morgan Stanley & Co. LLC	01/14/16	1,410,040	22,173

				$17,316,103	$169,947

Contracts to Deliver
MXN	8,260,000	BNP Paribas SA	02/18/16	$482,778	$5,008

BRL	26,619	Brown Brothers & Harriman Co.	01/04/16	6,921	193

BRL	2,535,000	Citibank N.A.	01/11/16	672,325	32,876
JPY	191,808,000	Citibank N.A.	01/21/16	1,563,788	(32,592)
MXN	11,005,000	Citibank N.A.	01/21/16	663,904	26,101

				2,900,017	26,385

IDR	8,737,460,000	Credit Suisse International	01/28/16	609,307	(21,094)
JPY	178,838,000	Credit Suisse International	01/08/16	1,450,095	(37,923)
JPY	700,000,000	Credit Suisse International	03/07/16	5,718,487	(112,771)
KRW	1,497,508,000	Credit Suisse International	01/25/16	1,309,812	33,379
MXN	28,474,574	Credit Suisse International	01/21/16	1,634,000	(16,265)
MYR	2,798,000	Credit Suisse International	01/22/16	656,268	5,409
TWD	10,796,000	Credit Suisse International	05/12/16	329,046	(259)

				11,707,015	(149,524)

BRL	2,385,000	Deutsche Bank AG	01/11/16	633,971	32,359
BRL	2,382,000	Deutsche Bank AG	01/28/16	606,431	9,204
CNY	10,734,120	Deutsche Bank AG	03/15/16	1,620,000	(25,738)
CNY	10,565,000	Deutsche Bank AG	11/04/16	1,625,860	23,493
JPY	179,194,000	Deutsche Bank AG	01/29/16	1,459,472	(32,152)
JPY	340,000,000	Deutsche Bank AG	02/10/16	2,747,486	(83,361)
JPY	340,000,000	Deutsche Bank AG	02/22/16	2,764,228	(67,301)
KRW	1,820,293,000	Deutsche Bank AG	01/25/16	1,595,908	44,342
MXN	19,871,000	Deutsche Bank AG	01/08/16	1,181,796	29,074
SGD	921,000	Deutsche Bank AG	01/08/16	645,546	(3,930)
TWD	22,016,000	Deutsche Bank AG	05/12/16	669,729	(1,814)

				15,550,427	(75,824)

BRL	4,402,000	Goldman Sachs Bank USA	01/15/16	1,156,018	47,191
CLP	453,812,000	Goldman Sachs Bank USA	03/10/16	635,191	(545)
CNY	21,004,743	Goldman Sachs Bank USA	05/17/16	3,161,000	(48,881)
EUR	2,074,000	Goldman Sachs Bank USA	01/11/16	2,291,979	37,704
EUR	1,554,000	Goldman Sachs Bank USA	01/29/16	1,688,328	(1,485)
JPY	290,000,000	Goldman Sachs Bank USA	01/25/16	2,446,328	32,531
MXN	19,600,000	Goldman Sachs Bank USA	03/31/16	1,171,898	41,648

				12,550,742	108,163

JPY	350,000,000	HSBC Bank PLC	03/14/16	2,848,307	(68,186)
MXN	6,910,000	HSBC Bank PLC	01/07/16	401,522	641
SGD	1,878,000	HSBC Bank PLC	01/07/16	1,317,044	(7,346)

				4,566,873	(74,891)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver (Continued)
AUD	2,247,000	JP Morgan Chase Bank N.A	01/14/16	$1,615,391	$(21,295)
JPY	273,201,000	JP Morgan Chase Bank N.A	01/07/16	2,217,379	(55,724)
JPY	410,000,000	JP Morgan Chase Bank N.A	03/22/16	3,392,172	(25,449)
MXN	21,800,000	JP Morgan Chase Bank N.A	04/14/16	1,297,156	41,284

				8,522,098	(61,184)

AUD	547,000	Morgan Stanley & Co. LLC	01/28/16	392,330	(5,820)
BRL	5,221,000	Morgan Stanley & Co. LLC	02/16/16	1,356,915	55,450
CAD	2,246,684	Morgan Stanley & Co. LLC	01/14/16	1,637,000	13,298
JPY	270,000,000	Morgan Stanley & Co. LLC	01/13/16	2,208,372	(38,441)
JPY	172,106,000	Morgan Stanley & Co. LLC	01/14/16	1,422,023	(10,190)
JPY	700,000,000	Morgan Stanley & Co. LLC	02/29/16	5,691,705	(138,734)
KRW	1,875,349,000	Morgan Stanley & Co. LLC	03/09/16	1,590,290	(6,724)
MXN	10,380,010	Morgan Stanley & Co. LLC	01/07/16	609,818	7,626
SGD	940,000	Morgan Stanley & Co. LLC	01/15/16	667,378	4,677

				15,575,831	(118,858)

				$71,862,702	$(340,532)

Mid-Cap Value Fund
Contracts to Deliver
JPY	23,552,572	Credit Suisse International	01/29/16	$194,926	$(1,127)

CAD	1,159,214	JP Morgan Chase Bank N.A	01/29/16	831,588	(6,218)

EUR	431,766	UBS AG	01/29/16	473,363	3,861

				$1,499,877	$(3,484)

Diversified International Fund
Contracts to Buy
GBP	215,445	Barclays Bank PLC	01/15/16	$329,054	$(11,435)

CHF	577,103	BNP Paribas SA	04/14/16	588,352	(9,639)
EUR	373,267	BNP Paribas SA	01/15/16	420,560	(14,808)
GBP	202,126	BNP Paribas SA	01/15/16	307,627	(9,644)

				1,316,539	(34,091)

CHF	367,022	Citibank N.A.	01/15/16	374,133	(7,544)
EUR	531,407	Citibank N.A.	01/15/16	584,550	(6,895)

				958,683	(14,439)

JPY	66,028,600	Deutsche Bank AG	01/15/16	536,815	12,665

AUD	3,141,463	Goldman Sachs Bank USA	01/15/16	2,288,665	(577)
CHF	511,401	Goldman Sachs Bank USA	01/15/16	526,384	(15,586)
DKK	3,267,925	Goldman Sachs Bank USA	01/15/16	497,762	(21,743)
EUR	683,976	Goldman Sachs Bank USA	01/15/16	774,472	(30,970)
GBP	480,166	Goldman Sachs Bank USA	01/15/16	725,100	(17,219)
JPY	67,741,732	Goldman Sachs Bank USA	01/15/16	555,565	8,171

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Buy (Continued)
NOK	1,834,518	Goldman Sachs Bank USA	01/15/16	$217,897	$(10,664)
SEK	4,484,540	Goldman Sachs Bank USA	01/15/16	544,589	(13,185)

				6,130,434	(101,773)

GBP	589,914	HSBC Bank PLC	01/15/16	910,707	(41,030)

GBP	294,112	Merrill Lynch International	01/15/16	451,685	(18,092)

GBP	247,132	Morgan Stanley & Co. LLC	01/15/16	371,816	(7,483)
JPY	51,592,366	Morgan Stanley & Co. LLC	01/15/16	419,832	9,512

				791,648	2,029

AUD	837,830	Royal Bank of Canada	01/15/16	603,115	7,119
CHF	189,780	Royal Bank of Canada	04/14/16	192,863	(2,554)
GBP	387,044	Royal Bank of Canada	01/15/16	583,978	(13,381)
NOK	1,606,607	Royal Bank of Canada	01/15/16	185,555	(4,067)

				1,565,511	(12,883)

EUR	334,349	Royal Bank of Scotland PLC	01/15/16	359,519	3,928

EUR	244,028	Societe Generale	01/15/16	266,399	(1,134)
SEK	3,354,664	Societe Generale	01/15/16	395,908	1,610
SGD	804,544	Societe Generale	01/15/16	575,256	(8,050)

				1,237,563	(7,574)

CHF	715,231	Standard Chartered Bank	01/15/16	741,188	(26,801)
EUR	485,190	Standard Chartered Bank	01/15/16	552,335	(24,920)
GBP	266,265	Standard Chartered Bank	01/15/16	406,753	(14,214)
HKD	4,366,823	Standard Chartered Bank	01/15/16	563,485	20
JPY	105,905,917	Standard Chartered Bank	01/15/16	887,355	(6,022)
SGD	292,857	Standard Chartered Bank	01/15/16	208,988	(2,523)

				3,360,104	(74,460)

JPY	35,294,312	State Street Bank and Trust	01/15/16	290,293	3,421

CHF	181,876	UBS AG	01/15/16	185,329	(3,668)
EUR	157,806	UBS AG	01/15/16	169,802	1,738

				355,131	(1,930)

				$18,593,686	$(295,664)

Contracts to Deliver
EUR	192,144	BNP Paribas SA	01/15/16	$212,113	$3,247

EUR	185,090	Citibank N.A.	01/15/16	198,749	(2,449)
GBP	223,377	Citibank N.A.	01/15/16	343,520	14,208

				542,269	11,759

AUD	387,826	Deutsche Bank AG	01/15/16	275,537	(6,936)
EUR	377,116	Deutsche Bank AG	01/15/16	406,638	(3,298)
GBP	212,117	Deutsche Bank AG	04/14/16	314,395	1,629

				996,570	(8,605)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified International Fund (Continued)
Contracts to Deliver (Continued)

CHF	674,593	Goldman Sachs Bank USA	01/15/16		$703,643	$29,846
EUR	2,336,456	Goldman Sachs Bank USA	01/15/16		2,641,724	101,929
JPY	69,768,799	Goldman Sachs Bank USA	01/15/16		584,368	3,763

					3,929,735	135,538

EUR	192,000	HSBC Bank PLC	01/15/16		218,241	9,532

EUR	1,131,393	Merrill Lynch International	01/15/16		1,252,433	22,577
GBP	471,580	Merrill Lynch International	01/15/16		720,705	25,480
JPY	38,861,816	Merrill Lynch International	01/15/16		323,491	89
NOK	4,274,169	Merrill Lynch International	01/15/16		528,116	45,292

					2,824,745	93,438

EUR	1,217,023	Morgan Stanley & Co. LLC	01/15/16		1,302,412	(20,527)

CHF	229,537	Royal Bank of Canada	01/15/16		226,197	(3,069)
GBP	797,859	Royal Bank of Canada	01/15/16		1,226,357	50,121
GBP	270,301	Royal Bank of Canada	04/14/16		402,915	4,358

					1,855,469	51,410

EUR	422,403	Royal Bank of Scotland PLC	01/15/16		451,178	(7,986)

EUR	170,036	Societe Generale	04/14/16		186,421	1,143
GBP	117,532	Societe Generale	01/15/16		181,828	8,557
JPY	35,955,638	Societe Generale	01/15/16		292,556	(6,661)

					660,805	3,039

EUR	952,872	Standard Chartered Bank	01/15/16		1,071,924	36,125
GBP	216,013	Standard Chartered Bank	01/15/16		331,487	13,031
HKD	2,701,651	Standard Chartered Bank	01/15/16		348,564	(63)
JPY	58,754,997	Standard Chartered Bank	01/15/16		488,433	(518)

					2,240,408	48,575

EUR	173,372	State Street Bank and Trust	01/15/16		187,734	(726)
EUR	239,533	State Street Bank and Trust	04/14/16		262,361	1,356
GBP	936,761	State Street Bank and Trust	01/15/16		1,431,489	50,477
SEK	2,002,652	State Street Bank and Trust	01/15/16		230,361	(6,947)

					2,111,945	44,160

JPY	22,578,067	UBS AG	04/14/16		188,253	(117)

					$17,534,143	$363,463

Cross Currency Forwards
CHF	391,862	Citibank N.A.	01/15/16	JPY	47,960,337	$(7,720)

EUR	826,500	Goldman Sachs Bank USA	01/15/16	GBP	595,072	21,149

EUR	137,936	Royal Bank of Canada	04/14/16	GBP	102,289	(525)

						$12,904

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund
Contracts to Buy
AUD	166,250	Bank of New York Mellon	03/16/16	$120,000	$722
EUR	3,941,799	Bank of New York Mellon	03/16/16	4,357,275	(65,843)
HKD	929,740	Bank of New York Mellon	03/16/16	120,000	33
SGD	211,611	Bank of New York Mellon	03/16/16	150,000	(1,102)

				4,747,275	(66,190)

CHF	166,054	Citibank N.A.	03/16/16	170,000	(3,709)
GBP	1,617,484	Citibank N.A.	03/16/16	2,449,992	(65,215)

				2,619,992	(68,924)

AUD	138,231	Goldman Sachs Bank USA	03/16/16	100,000	377

JPY	301,868,327	JP Morgan Chase Bank N.A	03/16/16	2,505,739	9,894

AUD	781,683	Morgan Stanley & Co. LLC	03/16/16	563,993	3,628
CHF	1,164,501	Morgan Stanley & Co. LLC	03/16/16	1,190,087	(23,926)
DKK	644,224	Morgan Stanley & Co. LLC	03/16/16	95,210	(1,196)
EUR	538,409	Morgan Stanley & Co. LLC	03/16/16	590,000	(3,834)
GBP	154,302	Morgan Stanley & Co. LLC	03/16/16	230,000	(2,501)
ILS	195,433	Morgan Stanley & Co. LLC	03/16/16	50,735	(436)
JPY	80,698,341	Morgan Stanley & Co. LLC	03/16/16	670,000	2,503
SEK	846,881	Morgan Stanley & Co. LLC	03/16/16	100,000	528

				3,490,025	(25,234)

EUR	271,318	Societe Generale	03/16/16	300,000	(4,617)
HKD	2,479,857	Societe Generale	03/16/16	320,063	97
JPY	19,322,549	Societe Generale	03/16/16	160,000	1,025
SEK	2,859,217	Societe Generale	03/16/16	336,934	2,467

				1,116,997	(1,028)

				14,580,028	(151,105)

JPY	172,192,218	Bank of Montreal	03/16/16	1,420,000	(14,971)

CHF	148,147	Citibank N.A.	03/16/16	150,000	1,642
EUR	238,308	Citibank N.A.	03/16/16	260,000	555

				410,000	2,197

CHF	677,667	JP Morgan Chase Bank N.A	03/16/16	690,000	11,367
EUR	2,081,326	JP Morgan Chase Bank N.A	03/16/16	2,280,000	14,062

				2,970,000	25,429

AUD	362,575	Morgan Stanley & Co. LLC	03/16/16	260,000	(3,285)
SEK	1,951,523	Morgan Stanley & Co. LLC	03/16/16	230,000	(1,654)

				490,000	(4,939)

GBP	699,361	Societe Generale	03/16/16	1,050,000	18,880
HKD	1,936,971	Societe Generale	03/16/16	250,000	(71)
SGD	99,870	Societe Generale	03/16/16	70,671	398

				1,370,671	19,207

				$6,660,671	$26,923

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund
Contracts to Buy
EUR	823,327	BNP Paribas SA	01/15/16	$927,641	$(32,661)
GBP	460,322	BNP Paribas SA	01/15/16	700,589	(21,963)

				1,628,230	(54,624)

EUR	356,319	Citibank N.A.	01/15/16	387,500	(171)

AUD	6,763,987	Goldman Sachs Bank USA	01/15/16	4,927,801	(1,244)
CHF	1,188,432	Goldman Sachs Bank USA	01/15/16	1,224,387	(37,358)
CHF	1,182,680	Goldman Sachs Bank USA	04/14/16	1,205,826	(19,847)
DKK	7,870,101	Goldman Sachs Bank USA	01/15/16	1,198,755	(52,364)
EUR	960,533	Goldman Sachs Bank USA	01/15/16	1,081,900	(37,773)
GBP	342,974	Goldman Sachs Bank USA	01/15/16	521,420	(15,793)
NOK	3,981,900	Goldman Sachs Bank USA	01/15/16	472,954	(23,146)
SEK	7,321,338	Goldman Sachs Bank USA	01/15/16	890,511	(22,954)

				11,523,554	(210,479)

AUD	740,170	HSBC Bank PLC	01/15/16	536,611	2,493
GBP	378,068	HSBC Bank PLC	01/15/16	585,074	(27,710)
JPY	47,863,789	HSBC Bank PLC	01/15/16	399,495	(1,180)

				1,521,180	(26,397)

GBP	728,749	Merrill Lynch International	01/15/16	1,119,182	(44,830)

GBP	291,314	Morgan Stanley & Co. LLC	01/15/16	435,979	(6,511)
JPY	108,607,310	Morgan Stanley & Co. LLC	01/15/16	883,790	20,024

				1,319,769	13,513

AUD	571,272	Royal Bank of Canada	01/15/16	410,538	5,548
CHF	388,895	Royal Bank of Canada	04/14/16	395,075	(5,096)
GBP	821,731	Royal Bank of Canada	01/15/16	1,248,920	(37,488)
NOK	3,317,037	Royal Bank of Canada	01/15/16	383,102	(8,399)

				2,437,635	(45,435)

EUR	989,986	Societe Generale	01/15/16	1,080,744	(4,601)
SGD	1,976,306	Societe Generale	01/15/16	1,413,076	(19,773)

				2,493,820	(24,374)

CHF	2,001,867	Standard Chartered Bank	01/15/16	2,081,865	(82,359)
EUR	964,740	Standard Chartered Bank	01/15/16	1,069,126	(20,427)
GBP	536,751	Standard Chartered Bank	01/15/16	811,402	(20,100)
HKD	5,088,542	Standard Chartered Bank	01/15/16	656,614	24
JPY	56,817,484	Standard Chartered Bank	01/15/16	476,377	(3,551)
SGD	605,006	Standard Chartered Bank	01/15/16	431,742	(5,211)

				5,527,126	(131,624)

AUD	743,000	State Street Bank and Trust	03/16/16	534,884	4,647
JPY	92,815,373	State Street Bank and Trust	01/15/16	763,400	8,995

				1,298,284	13,642

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
CHF	382,488	UBS AG	01/15/16	$389,751	$(7,715)
EUR	366,441	UBS AG	01/15/16	394,295	4,036

				784,046	(3,679)

				$30,040,326	$(514,458)

Contracts to Deliver
EUR	388,746	BNP Paribas SA	01/15/16	$429,147	$6,569

EUR	1,845,801	Citibank N.A.	01/15/16	2,040,016	33,577
GBP	464,320	Citibank N.A.	01/15/16	714,052	29,532

				2,754,068	63,109

GBP	500,749	Deutsche Bank AG	04/14/16	742,197	3,846

CHF	1,346,188	Goldman Sachs Bank USA	01/15/16	1,404,158	59,559
EUR	4,866,293	Goldman Sachs Bank USA	01/15/16	5,467,208	177,409
JPY	58,933,883	Goldman Sachs Bank USA	01/15/16	493,644	3,205

				7,365,010	240,173

EUR	1,726,142	Merrill Lynch International	01/15/16	1,923,178	46,812
GBP	623,163	Merrill Lynch International	01/15/16	952,243	33,550
JPY	44,819,458	Merrill Lynch International	01/15/16	373,083	102
NOK	11,664,061	Merrill Lynch International	01/15/16	1,441,210	123,600

				4,689,714	204,064

EUR	1,999,849	Morgan Stanley & Co. LLC	01/15/16	2,119,700	(54,193)

CHF	416,507	Royal Bank of Canada	01/15/16	410,447	(5,568)
EUR	293,058	Royal Bank of Canada	01/15/16	316,272	(2,290)
GBP	1,109,566	Royal Bank of Canada	01/15/16	1,699,053	63,284

				2,425,772	55,426

EUR	342,416	Societe Generale	04/14/16	375,360	2,251

EUR	787,411	Standard Chartered Bank	01/15/16	895,623	39,685
GBP	465,083	Standard Chartered Bank	01/15/16	713,702	28,057
HKD	7,984,853	Standard Chartered Bank	01/15/16	1,030,197	(187)
JPY	74,070,886	Standard Chartered Bank	01/15/16	622,522	6,115

				3,262,044	73,670

AUD	1,405,000	State Street Bank and Trust	03/16/16	1,064,793	44,548
CHF	4,115,000	State Street Bank and Trust	03/16/16	4,272,040	151,174
EUR	308,442	State Street Bank and Trust	04/14/16	337,837	1,747
GBP	1,500,763	State Street Bank and Trust	01/15/16	2,301,914	89,426
SEK	4,094,088	State Street Bank and Trust	01/15/16	470,935	(14,202)

				8,447,519	272,693

EUR	353,841	UBS AG	01/15/16	385,544	909
GBP	348,798	UBS AG	04/14/16	520,093	5,792

				905,637	6,701

				$33,516,168	$874,309

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Cross Currency Forwards
EUR	717,982	Citibank N.A.	01/15/16	GBP	$516,852	$18,502

EUR	1,144,147	Deutsche Bank AG	01/15/16	JPY	152,584,965	(26,068)

JPY	65,122,015	Morgan Stanley & Co. LLC	01/15/16	EUR	494,358	4,556

JPY	93,371,551	Standard Chartered Bank	01/15/16	EUR	714,959	(157)

						$(3,167)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at December 31, 2015:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 5 Year	03/31/16	399	$47,209,805	$(108,865)

Strategic Bond Fund
Futures Contracts — Long
Euro Bobl	03/08/16	34	$4,828,190	$(42,444)
U.S. Treasury Note 10 Year	03/21/16	58	7,302,563	9,780
U.S. Treasury Ultra Long Bond	03/21/16	148	23,485,750	159,683
U.S. Treasury Note 5 Year	03/31/16	444	52,534,219	(95,935)

				$31,084

Futures Contracts — Short
Euro Bund	03/08/16	40	$(6,864,781)	$104,724
Euro FX	03/14/16	5	(680,375)	(891)
90 Day Eurodollar	03/14/16	229	(56,829,213)	39,518
U.S. Treasury Long Bond	03/21/16	6	(922,500)	9,199
U.S. Treasury Note 2 Year	03/31/16	16	(3,475,750)	3,714
90 Day Eurodollar	12/19/16	119	(29,384,075)	(1,362)

				$154,902

BlackRock Global Allocation Fund
Futures Contracts — Long
Topix Index	03/10/16	39	$5,021,216	$(8,639)

Futures Contracts — Short
Yen Denom Nikkei	03/10/16	3	$(234,120)	$366
Euro Stoxx 50 Index	03/18/16	10	(356,671)	(4,646)
FTSE 100 Index	03/18/16	3	(274,113)	(10,130)
Mini MSCI Emerging Market	03/18/16	104	(4,095,000)	(56,170)
Nasdaq 100 E Mini Index	03/18/16	2	(183,510)	799
Russell 2000 Mini Index	03/18/16	44	(4,978,600)	(3,567)
S&P 500 E Mini Index	03/18/16	105	(10,685,850)	(33,957)

				$(107,305)

S&P 500 Index Fund
Futures Contracts — Long
S&P 500 E Mini Index	03/18/16	176	$17,911,520	$182,247

Small Company Value Fund
Futures Contracts — Long
Russell 2000 Mini Index	03/18/16	27	$3,055,050	$(28,335)

S&P Mid Cap Index Fund
Futures Contracts — Long
S&P Midcap 400 E Mini Index	03/18/16	64	$8,918,400	$(15,505)

Russell 2000 Small Cap Index Fund
Futures Contracts — Long
Russell 2000 Mini Index	03/18/16	49	$5,544,350	$(14,616)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	01/28/16	2	$282,708	$(1,752)
Topix Index	03/10/16	24	3,089,979	(30,160)
SPI 200 Index	03/17/16	9	861,924	53,562
Euro Stoxx 50 Index	03/18/16	137	4,886,397	94,649
FTSE 100 Index	03/18/16	30	2,741,127	100,866

				$217,165

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a

Notes to Portfolio of Investments (Unaudited) (Continued)

buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap transactions at December 31, 2015. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund
Credit Default Swaps — Sell Protection ††
Centrally Cleared Swaps
	USD	4,140,000	12/20/20	5.000%	CDX.NA.HY.25.V1† (Rating: BB-)*	$(37,545)	$87,316	$49,771
	USD	3,200,000	12/20/20	1.000%	CDX.NA.IG.25.V1† (Rating: BBB+)*	(87,517)	16,480	(71,037)

						(125,062)	103,796	(21,266)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	$11,075	$-	$11,075
	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	35,905	60,279	96,184
	USD	3,168,000	2/15/41	Fixed 2.720%	3-Month USD-LIBOR	(76,866)	(5,326)	(82,192)

						(29,886)	54,953	25,067

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	2,625,780	12/20/20	5.000%	CDX.NA.HY.25.V1†	$(39,335)	$7,768	$(31,567)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	EUR	1,757,419	12/20/20	5.000%	ITRAXX.XO.24.V1(S&P Rating: B)†	19,504	137,045	156,549
	USD	4,090,000	12/20/20	1.000%	CDX.NA.IG.25.V1 (S&P Rating: BBB+)†	(11,109)	33,453	22,344

						8,395	170,498	178,893

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Deutsche Bank AG	PLN	2,028,000	3/17/20	6-Month Poland Warsaw Interbank	2.057%	$3,862	$-	$3,862
Deutsche Bank AG	PLN	676,000	3/19/20	6-Month Poland Warsaw Interbank	2.050%	1,232	-	1,232

						5,094	-	5,094

Centrally Cleared Swaps
	EUR	6,957,000	10/20/25	6-Month Euro Interbank Offer Rate	1.550%	(37,205)	-	(37,205)
	USD	16,480,000	3/11/17	1.029%	3-Month USD-LIBOR-BBA	(24,920)	-	(24,920)
	USD	5,552,000	3/11/17	0.745%	3-Month USD-LIBOR-BBA	10,347	63	10,410
	USD	33,780,000	4/07/17	1.081%	3-Month USD-LIBOR-BBA	(61,162)	-	(61,162)
	USD	8,320,000	4/07/17	0.768%	3-Month USD-LIBOR-BBA	17,692	100	17,792
	USD	6,740,000	3/11/20	1.877%	3-Month USD-LIBOR-BBA	71,462	-	71,462
	USD	3,460,000	9/11/22	1.952%	3-Month USD-LIBOR-BBA	(2,346)	-	(2,346)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
BlackRock Global Allocation Fund** (Continued)
Interest Rate Swaps (Continued)
Centrally Cleared Swaps (Continued)
	USD	3,480,000	10/19/22	1.640%	3-Month USD-LIBOR-BBA	70,501	-	70,501
	USD	3,500,000	11/03/22	1.825%	3-Month USD-LIBOR-BBA	29,927	-	29,927
	USD	7,320,000	4/07/25	3-Month USD-LIBOR-BBA	2.220%	34,165	-	34,165

						108,461	163	108,624

Total Return Swaps
OTC Swaps
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	58,305	-	58,305
BNP Paribas SA	JPY	120,000	3/31/16	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	62,798	-	62,798
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	81,451	-	81,451
BNP Paribas SA	JPY	110,000	3/31/17	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	76,875	-	76,875
BNP Paribas SA	EUR	2,800	12/15/17	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(13,997)	-	(13,997)
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(8,520)	-	(8,520)
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(16,646)	-	(16,646)
BNP Paribas SA	EUR	2,700	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$(21,053)	$-	$(21,053)
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(10,922)	-	(10,922)

						208,291	-	208,291

Credit Suisse International	USD	181,119	2/08/16	1-Month USD-LIBOR-BBA + 50%	Notional amount at expiration date x Strike Price	1,049	-	1,049

Deliver	Receive	Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps
134,749,995 JPY	1,119,785 USD	3/15/17	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.23%	$9,967	$-	$9,967

EUR	Euro
JPY	Japanese Yen
PLN	Polish Zloty
USD	U.S. Dollar
*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.

Notes to Portfolio of Investments (Unaudited) (Continued)

**	Collateral for swap agreements held by Citibank N.A. amounted to $436,880 in cash at December 31, 2015. A portion of the cash collateral received from Bank of America N.A., Credit Suisse International, Deutsche Bank AG, and Goldman Sachs & Co., in the amount $500,000, $510,000, $330,000 and $500,000, respectively, was related to swap agreements at December 31, 2015.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor’s Ratings Group or Western Asset Management Company’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at December 31, 2015:

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	319	6/13/16	Eurodollar Future, Put, Strike 99.38	$158,464	$229,280
	359	3/14/16	Eurodollar Future, Put, Strike 99.25	16,983	33,657

				$175,447	$262,937

BlackRock Global Allocation Fund
	3	1/15/16	Amazon.com, Inc., Call, Strike 660.00	$2,006	$7,443
	1	1/15/16	Amazon.com, Inc., Put, Strike 510.00	2,102	17
	22	1/15/16	Kimberly-Clark Corp., Call, Strike 120.00	5,475	18,458
	14	4/15/16	Kimberly-Clark Corp., Call, Strike 125.00	3,632	8,680
	14	3/18/16	Salesforce.com, Inc., Call, Strike 90.00	2,127	1,484

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Bank of America N.A.	37		8/17/16	Ibovespa Index, Call, Strike 60,785.00	$29,601	$3,184
Bank of America N.A.	86		8/17/16	Ibovespa Index, Call, Strike 63,004.60	58,404	4,728
Bank of America N.A.	2,793		2/19/16	Russell 2000 Index, Call, Strike 1,210.00	16,618	9,984
Bank of America N.A.	2,793		2/19/16	Russell 2000 Index, Put, Strike 1,010.00	19,551	15,641
Barclays Bank PLC	5,123		1/15/16	Mylan, Inc., Put, Strike 60.00	15,369	29,585
BNP Paribas SA	35		2/17/16	Ibovespa Index, Call, Strike 51,000.00	23,468	478
BNP Paribas SA	2,095		2/19/16	S&P 500 Index, Call, Strike 2,115.00	42,948	23,674
BNP Paribas SA	2,095		2/19/16	S&P 500 Index, Put, Strike 1,885.00	40,538	28,702
Citibank N.A.	33,100		1/15/16	Abbott Laboratories, Call, Strike 55.00	15,789	993
Citibank N.A.	5,800		9/21/16	Taiwan TWSE Index, Put, Strike 8,100.70	97,721	94,514
Citibank N.A.	266,483		4/08/16	Topix Index, Put, Strike 1,500.00	169,901	86,288
Citibank N.A.	109,993		6/10/16	Topix Index, Put, Strike 1,475.00	67,532	44,947
Citibank N.A.	109,993		6/10/16	Topix Index, Put, Strike 1,500.00	74,026	53,096
Citibank N.A.	11,586		1/15/16	Twitter, Inc., Put, Strike 30.00	43,795	79,364
Citibank N.A.	6,098		1/15/16	United Continental Holdings, Inc., Call, Strike 60.00	48,479	3,171
Credit Suisse International	1,206		1/15/16	Russell 2000 Index, Put, Strike 1,050.00	8,514	1,839
Deutsche Bank AG	33,244		1/15/16	Activision Blizzard, Inc., Call, Strike 24.00	27,593	487,856
Deutsche Bank AG	51,435		5/20/16	Bank of New York Mellon Corp., Call, Strike 51.25	34,976	7,985
Deutsche Bank AG	190		9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	49,325
Deutsche Bank AG	54,954		1/20/17	General Electric Co., Call, Strike 32.50	59,076	68,095
Deutsche Bank AG	6,808		5/20/16	Gilead Sciences, Inc., Call, Strike 107.50	43,637	27,034
Deutsche Bank AG	6,808		5/20/16	Gilead Sciences, Inc., Put, Strike 90.00	55,485	19,096
Deutsche Bank AG	12,300		5/20/16	Goldman Sachs Group, Inc., Call, Strike 245.00	41,328	3,247
Deutsche Bank AG	17,562,000	*	5/13/16	Interest Rate Swaption USD 5 Year Put, Strike 2.35	19,318	15,092
Deutsche Bank AG	68,581		5/20/16	KeyCorp, Call, Strike 17.90	21,260	5,969
Deutsche Bank AG	51,435		5/20/16	Morgan Stanley, Call, Strike 46.00	41,148	822
Deutsche Bank AG	21,360		5/19/17	QUALCOMM, Inc., Call, Strike 70.00	16,020	20,312
Deutsche Bank AG	21,360		5/19/17	QUALCOMM, Inc., Put, Strike 40.00	70,488	65,551
Deutsche Bank AG	51,400		5/20/16	SunTrust Banks, Inc., Call, Strike 51.75	28,270	14,231
Deutsche Bank AG	13,700		5/20/16	Teva Pharmaceutical Industries Ltd., Call, Strike 73.00	19,498	12,255
Deutsche Bank AG	13,700		5/20/16	Teva Pharmaceutical Industries Ltd., Put, Strike 55.00	45,059	14,543
Deutsche Bank AG	51,435		5/20/16	Wells Fargo & Co., Call, Strike 66.00	32,918	2,947
Goldman Sachs & Co.	20,860,000	*	1/19/16	6-Month JPY LIBOR BBA 10 year Swaption, Put, Strike 1.80	118,693	181
Goldman Sachs & Co.	13,734		3/18/16	Baxter International, Inc., Call, Strike 82.00	6,455	21,438
Goldman Sachs & Co.	641		6/17/16	Euro STOXX 50 Index, Put, Strike 3,050.00	80,222	93,504
Goldman Sachs & Co.	257,000		2/19/16	Lloyds Banking Group PLC, Call, Strike 0.74	9,392	9,472
Goldman Sachs & Co.	66,266		1/15/16	Merck & Co., Inc., Call, Strike 65.00	64,941	1,325
Goldman Sachs & Co.	14,480		3/09/18	Nikkei 225 Index, Put, Strike 17,974.04	209,255	214,658
Morgan Stanley & Co.	641		6/17/16	Euro Stoxx 50 Index, Put, Strike 3,150.00	112,355	119,827
Morgan Stanley & Co.	40		2/17/16	Ibovespa Index, Call, Strike 51,500.00	23,692	412
Morgan Stanley & Co.	11,230		1/15/16	Ingersoll-Rand PLC, Put, Strike 56.00	21,541	14,453
Morgan Stanley & Co.	1,245,056		3/11/16	MSCI Custom Index, Put, Strike 148.58	42,279	40,634
Morgan Stanley & Co.	320,254		3/11/16	MSCI Custom Index, Put, Strike 155.62	10,981	10,241
Morgan Stanley & Co.	12,100		1/20/17	Prudential Financial, Inc., Call, Strike 93.50	66,329	49,868
Morgan Stanley & Co.	6,050		1/20/17	Prudential Financial, Inc., Put, Strike 77.50	36,482	45,526
Morgan Stanley & Co.	5,464		9/20/17	Taiwan TWSE Index, Put, Strike 8,600.00	181,028	187,044
Morgan Stanley & Co.	5,574		12/20/17	Taiwan TWSE Index, Put, Strike 8,600.00	180,845	210,642
Morgan Stanley & Co.	116,800		6/10/16	Topix Index, Put, Strike 1,450.00	59,868	40,283
Morgan Stanley & Co.	831		3/18/16	United Continental Holdings, Inc., Call, Strike 70.00	582	274

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Morgan Stanley & Co.	831	3/18/16	United Continental Holdings, Inc., Put, Strike 53.50	$2,078	$1,811
Societe Generale	793	1/15/16	Russell 2000 Index, Put Put, Strike 1,035.00	5,155	773
UBS AG	10,841	1/20/17	MetLife, Inc., Call, Strike 55.00	27,660	20,923
UBS AG	9,900	1/20/17	MetLife, Inc., Call, Strike 57.50	20,799	12,326
UBS AG	5,420	1/20/17	MetLife, Inc., Put, Strike 45.00	19,099	22,087
UBS AG	4,950	1/20/17	MetLife, Inc., Put, Strike 46.00	16,631	24,377
UBS AG	1,683	1/15/16	S&P 500 Index, Put, Strike 1,850.00	21,191	2,188

				$2,750,603	$2,474,897

*	Notional Amount.

Transactions in written option contracts during the period ended December 31, 2015, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2015	3,780,000	$50,604
Options written	5,861,370	328,878
Options terminated in closing purchase transactions	(2,780,382)	(111,543)
Options expired	(6,860,310)	(92,492)

Options outstanding at December 31, 2015	678	$175,447

BlackRock Global Allocation Fund
Options outstanding at September 30, 2015	45,288,267	$2,544,496
Options written	66,912,253	1,723,890
Options terminated in closing purchase transactions	(28,473,047)	(1,237,703)
Options expired	(41,942,039)	(227,116)
Options exercised	(234,775)	(52,964)

Options outstanding at December 31, 2015	41,550,659	$2,750,603

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation,

Notes to Portfolio of Investments (Unaudited) (Continued)

real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At December 31, 2015, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the Borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2015, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan. Security loans can be terminated at the discretion of either the lending agent or the Fund and related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, the securities on loan are classified as common stock in the Fund’s Portfolio of Investments at December 31, 2015.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055, and MM RetireSMART 2060 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund, MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain underlying funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At December 31, 2015, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,470,516,507	$15,914,254	$(21,633,868)	$(5,719,614)
Strategic Bond Fund	286,881,624	4,065,727	(9,829,845)	(5,764,118)
BlackRock Global Allocation Fund	663,741,801	37,723,124	(51,233,444)	(13,510,320)
Diversified Value Fund	303,201,017	54,597,129	(15,464,237)	39,132,892
Fundamental Value Fund	1,042,961,942	328,846,952	(61,594,001)	267,252,951
Large Cap Value Fund	235,176,247	33,186,912	(32,319,107)	867,805
S&P 500 Index Fund	2,255,022,300	1,398,113,364	(82,578,212)	1,315,535,152
Focused Value Fund	744,681,516	157,752,876	(63,280,970)	94,471,906
Fundamental Growth Fund	119,481,725	22,452,184	(2,024,436)	20,427,748
Blue Chip Growth Fund	1,232,100,798	366,177,590	(35,387,155)	330,790,435
Growth Opportunities Fund	851,007,835	277,412,550	(40,234,946)	237,177,604
Mid-Cap Value Fund	107,311,835	4,005,087	(6,766,985)	(2,761,898)
Small Cap Value Equity Fund	161,035,303	31,825,561	(9,124,063)	22,701,498
Small Company Value Fund	313,254,926	32,826,543	(23,668,166)	9,158,377
S&P Mid Cap Index Fund	303,487,455	33,808,551	(28,124,368)	5,684,183
Russell 2000 Small Cap Index Fund	317,216,493	23,683,002	(32,331,476)	(8,648,474)
Mid Cap Growth Equity II Fund	2,397,548,231	600,704,911	(66,923,220)	533,781,691
Small Cap Growth Equity Fund	559,480,208	43,710,976	(40,219,061)	3,491,915
Diversified International Fund	81,498,329	2,503,596	(5,381,847)	(2,878,251)
MSCI EAFE International Index Fund	436,321,863	32,977,582	(36,609,977)	(3,632,395)
Overseas Fund	684,191,909	51,495,273	(58,229,256)	(6,733,983)
MM RetireSMART Conservative Fund	212,411,795	68,992	(14,680,179)	(14,611,187)
MM RetireSMART Moderate Fund	364,864,028	241,778	(27,851,462)	(27,609,684)
MM RetireSMART Moderate Growth Fund	311,374,215	970,165	(27,888,142)	(26,917,977)
MM RetireSMART Growth Fund	112,810,043	67,827	(12,015,324)	(11,947,497)
MM RetireSMART In Retirement Fund	94,234,584	3,863	(6,636,895)	(6,633,032)
MM RetireSMART 2010 Fund	98,452,012	-	(7,335,316)	(7,335,316)
MM RetireSMART 2015 Fund	108,047,673	-	(7,515,049)	(7,515,049)
MM RetireSMART 2020 Fund	588,673,149	84,592	(52,057,453)	(51,972,861)
MM RetireSMART 2025 Fund	216,016,695	-	(19,135,594)	(19,135,594)
MM RetireSMART 2030 Fund	589,242,118	78,746	(59,767,101)	(59,688,355)
MM RetireSMART 2035 Fund	158,731,461	-	(14,964,232)	(14,964,232)
MM RetireSMART 2040 Fund	340,137,606	60,081	(35,360,360)	(35,300,279)
MM RetireSMART 2045 Fund	85,182,757	-	(8,471,650)	(8,471,650)
MM RetireSMART 2050 Fund	138,002,735	-	(14,939,425)	(14,939,425)
MM RetireSMART 2055 Fund	18,003,659	-	(1,666,482)	(1,666,482)
MM RetireSMART 2060 Fund	10,480,692	-	(832,334)	(832,334)

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended December 31, 2015, was as follows:

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund
Babson Global Floating Rate Fund, Class Y*	286,687	28,639	22,629	292,697	$2,645,976	$38,054	$-	$(7,241)
MassMutual Premier Core Bond Fund, Class I	5,705,711	411,977	397,116	5,720,572	60,981,300	1,885,080	847,135	(160,064)
MassMutual Premier Disciplined Growth Fund, Class I	567,613	70,451	53,308	584,756	6,525,882	76,641	461,771	(6,808)
MassMutual Premier Disciplined Value Fund, Class I	437,084	34,753	37,322	434,515	6,504,690	136,010	121,164	17,095
MassMutual Premier High Yield Fund, Class I	312,950	44,698	56,898	300,750	2,484,198	169,585	-	(65,488)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,349,435	198,764	72,921	1,475,278	14,767,533	177,186	-	(139,213)
MassMutual Premier International Equity Fund, Class I	224,977	16,012	27,147	213,842	2,476,290	28,361	90,818	(87,801)
MassMutual Premier Money Market Fund, Class R5	6,986,795	240,437	374,965	6,852,267	6,852,267	230	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,978,846	112,719	162,630	1,928,935	19,482,248	512,956	-	(22,395)
MassMutual Premier Strategic Emerging Markets Fund, Class I	315,883	43,134	16,364	342,653	3,272,334	26,636	-	(15,733)
MassMutual Select Blue Chip Growth Fund, Class I	69,770	20,899	5,861	84,808	1,356,077	7,339	206,364	7,948
MassMutual Select Diversified International Fund, Class I	264,902	9,565	19,753	254,714	1,653,093	2,105	-	(18,843)
MassMutual Select Diversified Value Fund, Class I	88,062	6,867	6,478	88,451	1,249,814	18,866	-	3,905
MassMutual Select Focused Value Fund, Class I	178,516	51,069	10,988	218,597	3,744,563	66,881	543,701	9,299
MassMutual Select Fundamental Growth Fund, Class I	147,453	29,196	15,617	161,032	1,244,775	11,611	124,597	1,842
MassMutual Select Fundamental Value Fund, Class I	82,790	19,583	5,943	96,430	1,111,842	19,852	116,658	7,024
MassMutual Select Growth Opportunities Fund, Class I	67,234	15,099	4,011	78,322	851,361	-	86,827	8,483
MassMutual Select Large Cap Value Fund, Class I	124,921	33,442	8,577	149,786	1,024,537	29,113	116,657	(16,345)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	84,072	9,901	6,046	87,927	1,592,363	-	122,982	8,586
MassMutual Select Mid-Cap Value Fund, Class I	132,929	32,841	8,715	157,055	1,916,075	26,569	268,288	8,710
MassMutual Select Overseas Fund, Class I	705,142	29,741	54,961	679,922	5,289,793	85,106	-	101,354
MassMutual Select Small Cap Growth Equity Fund, Class I	66,993	22,788	4,211	85,570	1,057,639	-	218,140	(10,832)
MassMutual Select Small Cap Value Equity Fund, Class I	102,329	8,848	8,741	102,436	1,491,465	8,778	49,937	2,694
MassMutual Select Small Company Value Fund, Class I	51,900	16,198	5,945	62,153	630,230	4,323	144,220	(13,485)
MassMutual Select Strategic Bond Fund, Class I	1,079,555	64,456	90,256	1,053,755	10,432,170	314,704	-	14,071
MassMutual Select Total Return Bond Fund, Class I	1,530,075	89,029	78,537	1,540,567	15,220,800	330,151	41,667	(58,245)
MM MSCI EAFE International Index Fund, Class I	399,445	58,881	39,294	419,032	4,940,393	79,850	43,460	37,391
MM Russell 2000 Small Cap Index Fund, Class I	141,583	11,796	13,093	140,286	1,582,425	18,743	38,767	19,329
MM S&P Mid Cap Index Fund, Class I	178,303	23,459	10,091	191,671	2,315,392	29,995	94,576	(2,926)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,388,406	84,849	384,581	2,088,674	3,571,633	-	-	(510,200)
Oppenheimer Developing Markets Fund, Class I**	32,213	1,169	3,131	30,251	906,911	9,103	-	(22,182)
Oppenheimer Global Real Estate Fund, Class I**	275,521	11,188	28,576	258,133	2,821,393	27,028	3,358	30,377

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Conservative Fund (Continued)
Oppenheimer International Bond Fund, Class I**	852,245	130,568	60,711	922,102	$5,080,783	$48,299	$-	$(32,667)
Oppenheimer Real Estate Fund, Class I**	33,509	2,891	9,506	26,894	722,363	5,603	51,067	11,222

					$197,800,608	$4,194,758	$3,792,154	$(901,138)

MM RetireSMART Moderate Fund
Babson Global Floating Rate Fund, Class Y*	540,958	54,995	53,981	541,972	$4,899,423	$70,774	$-	$(48,742)
MassMutual Premier Core Bond Fund, Class I	6,175,442	312,375	668,439	5,819,378	62,034,569	1,951,542	877,002	(292,592)
MassMutual Premier Disciplined Growth Fund, Class I	1,702,881	161,263	207,737	1,656,407	18,485,499	220,898	1,330,941	(80,335)
MassMutual Premier Disciplined Value Fund, Class I	1,311,088	67,970	148,389	1,230,669	18,423,119	392,014	349,223	27,450
MassMutual Premier High Yield Fund, Class I	599,065	63,419	137,967	524,517	4,332,509	306,813	-	(176,882)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,415,116	171,223	119,294	1,467,045	14,685,125	179,023	-	(100,984)
MassMutual Premier International Equity Fund, Class I	827,490	44,905	88,732	783,663	9,074,818	105,695	338,461	(310,681)
MassMutual Premier Money Market Fund, Class R5	3,284,294	58,528	274,722	3,068,100	3,068,100	105	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	1,896,722	73,113	211,369	1,758,466	17,760,503	476,110	-	(36,392)
MassMutual Premier Strategic Emerging Markets Fund, Class I	854,078	98,130	68,081	884,127	8,443,412	69,853	-	(253,267)
MassMutual Select Blue Chip Growth Fund, Class I	358,741	75,613	40,240	394,114	6,301,875	34,754	977,244	29,192
MassMutual Select Diversified International Fund, Class I	980,527	36,443	83,931	933,039	6,055,425	7,858	-	(90,114)
MassMutual Select Diversified Value Fund, Class I	448,788	9,795	47,814	410,769	5,804,164	89,337	-	17,734
MassMutual Select Focused Value Fund, Class I	416,827	86,932	40,573	463,186	7,934,373	144,622	1,175,682	(15,212)
MassMutual Select Fundamental Growth Fund, Class I	754,183	92,046	98,346	747,883	5,781,138	54,912	589,232	(7,767)
MassMutual Select Fundamental Value Fund, Class I	421,989	68,289	42,485	447,793	5,163,056	94,004	552,398	85,014
MassMutual Select Growth Opportunities Fund, Class I	344,018	51,328	31,420	363,926	3,955,878	-	411,154	85,656
MassMutual Select Large Cap Value Fund, Class I	636,612	121,393	62,239	695,766	4,759,042	137,861	552,412	(134,749)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	357,799	30,251	40,057	347,993	6,302,159	-	496,093	149,571
MassMutual Select Mid-Cap Value Fund, Class I	565,329	110,683	54,604	621,408	7,581,180	107,180	1,082,259	145,310
MassMutual Select Overseas Fund, Class I	2,617,880	96,066	223,544	2,490,402	19,375,326	317,739	-	378,141
MassMutual Select Small Cap Growth Equity Fund, Class I	267,899	74,491	26,404	315,986	3,905,584	-	822,076	(105,461)
MassMutual Select Small Cap Value Equity Fund, Class I	405,271	19,343	46,530	378,084	5,504,907	33,077	188,172	(3,303)
MassMutual Select Small Company Value Fund, Class I	206,031	57,137	33,927	229,241	2,324,499	16,287	543,321	(84,899)
MassMutual Select Strategic Bond Fund, Class I	1,172,527	48,447	149,587	1,071,387	10,606,735	326,125	-	18,202
MassMutual Select Total Return Bond Fund, Class I	1,684,265	51,124	173,063	1,562,326	15,435,782	340,991	43,034	(132,234)
MM MSCI EAFE International Index Fund, Class I	1,541,631	124,008	142,611	1,523,028	17,956,500	413,389	43,460	127,407
MM Russell 2000 Small Cap Index Fund, Class I	557,847	27,780	67,664	517,963	5,842,623	70,628	146,086	88,298
MM S&P Mid Cap Index Fund, Class I	752,263	73,067	66,951	758,379	9,161,218	120,994	381,498	126,049
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,759,067	108,087	721,870	5,145,284	8,798,435	-	-	(990,402)
Oppenheimer Developing Markets Fund, Class I**	88,270	3,441	12,413	79,298	2,377,352	24,387	-	(115,693)
Oppenheimer Global Real Estate Fund, Class I**	728,535	17,947	84,019	662,463	7,240,723	70,537	8,764	71,890

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Moderate Fund (Continued)
Oppenheimer International Bond Fund, Class I**	959,724	254,893	121,215	1,093,402	$6,024,644	$57,226	$-	$(63,565)
Oppenheimer Real Estate Fund, Class I**	83,626	6,268	20,845	69,049	1,854,649	14,641	133,440	46,033

					$337,254,344	$6,249,376	$11,041,952	$(1,647,327)

MM RetireSMART Moderate Growth Fund
Babson Global Floating Rate Fund, Class Y*	692,566	73,185	40,344	725,407	$6,557,682	$93,684	$-	$(36,776)
MassMutual Premier Core Bond Fund, Class I	1,444,558	78,596	139,846	1,383,308	14,746,060	456,630	205,205	(935)
MassMutual Premier Disciplined Growth Fund, Class I	1,627,275	146,447	156,380	1,617,342	18,049,534	212,332	1,279,332	(35,060)
MassMutual Premier Disciplined Value Fund, Class I	1,252,900	57,661	108,828	1,201,733	17,989,942	132,618	335,675	37,133
MassMutual Premier High Yield Fund, Class I	807,680	61,943	140,462	729,161	6,022,874	412,774	-	(150,056)
MassMutual Premier Inflation-Protected and Income Fund, Class I	375,379	50,547	22,303	403,623	4,040,269	48,560	-	(7,311)
MassMutual Premier International Equity Fund, Class I	1,006,874	57,865	66,495	998,244	11,559,663	376,807	424,677	(229,328)
MassMutual Premier Money Market Fund, Class R5	1,433,624	27,568	83,244	1,377,948	1,377,948	46	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	397,422	17,295	34,150	380,567	3,843,726	101,391	-	87
MassMutual Premier Strategic Emerging Markets Fund, Class I	963,524	115,909	52,743	1,026,690	9,804,890	79,947	-	(316,893)
MassMutual Select Blue Chip Growth Fund, Class I	536,616	98,533	42,231	592,918	9,480,767	51,509	1,448,385	45,844
MassMutual Select Diversified International Fund, Class I	1,200,122	60,753	71,824	1,189,051	7,716,944	9,865	-	(74,400)
MassMutual Select Diversified Value Fund, Class I	668,962	14,576	65,277	618,261	8,736,028	132,408	-	34,359
MassMutual Select Focused Value Fund, Class I	329,734	63,056	24,137	368,653	6,315,023	113,283	920,913	6,937
MassMutual Select Fundamental Growth Fund, Class I	1,125,235	131,593	134,518	1,122,310	8,675,456	81,235	871,696	7,870
MassMutual Select Fundamental Value Fund, Class I	629,329	88,399	43,659	674,069	7,772,015	139,334	818,770	79,591
MassMutual Select Growth Opportunities Fund, Class I	513,797	65,135	31,355	547,577	5,952,165	-	609,421	91,245
MassMutual Select Large Cap Value Fund, Class I	949,132	158,131	60,158	1,047,105	7,162,198	204,327	818,743	(122,387)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	376,665	31,866	36,781	371,750	6,732,386	-	522,073	207,669
MassMutual Select Mid-Cap Value Fund, Class I	595,239	108,209	39,542	663,906	8,099,648	112,780	1,138,807	117,708
MassMutual Select Overseas Fund, Class I	3,201,170	164,108	191,336	3,173,942	24,693,271	398,903	-	101,277
MassMutual Select Small Cap Growth Equity Fund, Class I	364,458	96,260	24,919	435,799	5,386,479	1	1,115,854	(96,625)
MassMutual Select Small Cap Value Equity Fund, Class I	549,446	25,077	52,838	521,685	7,595,727	44,900	255,436	6,466
MassMutual Select Small Company Value Fund, Class I	279,532	78,647	41,680	316,499	3,209,299	22,113	737,701	(89,712)
MassMutual Select Strategic Bond Fund, Class I	268,768	12,415	27,038	254,145	2,516,033	76,208	-	4,281
MassMutual Select Total Return Bond Fund, Class I	419,246	11,910	63,398	367,758	3,633,448	79,121	9,985	(6,491)
MM MSCI EAFE International Index Fund, Class I	1,922,202	131,427	122,357	1,931,272	22,769,699	516,437	54,293	111,322
MM Russell 2000 Small Cap Index Fund, Class I	754,647	32,408	72,548	714,507	8,059,644	95,873	198,302	100,128
MM S&P Mid Cap Index Fund, Class I	789,691	70,463	49,840	810,314	9,788,593	127,324	401,458	102,766
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,824,240	181,570	361,509	5,644,301	9,651,754	-	-	(510,509)
Oppenheimer Developing Markets Fund, Class I**	100,449	2,107	11,089	91,467	2,742,193	27,681	-	(71,223)
Oppenheimer Global Real Estate Fund, Class I**	767,220	22,482	65,054	724,648	7,920,408	76,004	9,443	71,221
Oppenheimer International Bond Fund, Class I**	602,000	144,818	52,397	694,421	3,826,258	35,854	-	(27,520)
Oppenheimer Real Estate Fund, Class I**	85,322	6,782	16,593	75,511	2,028,214	15,827	144,246	41,777

					$284,456,238	$4,275,776	$12,320,415	$(607,545)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART Growth Fund
Babson Global Floating Rate Fund, Class Y*	40,276	3,883	7,232	36,927	$333,818	$4,934	$-	$(2,242)
MassMutual Premier Core Bond Fund, Class I	96,401	7,098	19,284	84,215	897,736	27,604	12,405	(1,939)
MassMutual Premier Disciplined Growth Fund, Class I	505,472	57,319	58,735	504,056	5,625,267	65,709	395,907	(8,132)
MassMutual Premier Disciplined Value Fund, Class I	389,296	27,070	41,777	374,589	5,607,593	116,618	103,888	19,444
MassMutual Premier High Yield Fund, Class I	41,605	4,979	8,945	37,639	310,899	20,998	-	(828)
MassMutual Premier Inflation-Protected and Income Fund, Class I	28,764	8,078	2,335	34,507	345,413	4,125	-	(889)
MassMutual Premier International Equity Fund, Class I	402,840	34,195	30,833	406,202	4,703,825	53,595	171,624	(103,883)
MassMutual Premier Money Market Fund, Class R5	123,386	5,315	9,202	119,499	119,499	4	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	28,049	2,003	3,118	26,934	272,034	7,125	-	256
MassMutual Premier Strategic Emerging Markets Fund, Class I	397,990	61,159	26,637	432,512	4,130,490	33,406	-	(23,014)
MassMutual Select Blue Chip Growth Fund, Class I	269,391	55,731	27,787	297,335	4,754,384	25,650	721,259	36,220
MassMutual Select Diversified International Fund, Class I	481,437	38,014	35,451	484,000	3,141,157	3,988	-	(34,748)
MassMutual Select Diversified Value Fund, Class I	335,556	15,061	40,437	310,180	4,382,837	65,951	-	24,971
MassMutual Select Focused Value Fund, Class I	127,097	27,401	12,678	141,820	2,429,385	43,253	351,614	12,660
MassMutual Select Fundamental Growth Fund, Class I	564,086	77,961	79,947	562,100	4,345,036	40,415	433,670	7,849
MassMutual Select Fundamental Value Fund, Class I	315,790	51,939	29,546	338,183	3,899,244	69,400	407,816	35,300
MassMutual Select Growth Opportunities Fund, Class I	257,853	39,013	22,199	274,667	2,985,630	-	303,556	46,811
MassMutual Select Large Cap Value Fund, Class I	476,192	91,105	42,006	525,291	3,592,987	101,772	407,803	(78,491)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	154,760	16,729	17,535	153,954	2,788,108	-	214,680	71,588
MassMutual Select Mid-Cap Value Fund, Class I	244,763	50,949	20,664	275,048	3,355,585	46,385	468,381	67,089
MassMutual Select Overseas Fund, Class I	1,283,076	103,092	94,005	1,292,163	10,053,028	161,255	-	102,998
MassMutual Select Small Cap Growth Equity Fund, Class I	154,435	45,420	13,794	186,061	2,299,716	-	472,792	(50,795)
MassMutual Select Small Cap Value Equity Fund, Class I	232,725	16,396	26,346	222,775	3,243,604	19,027	108,243	5,821
MassMutual Select Small Company Value Fund, Class I	118,359	36,674	19,865	135,168	1,370,606	9,371	312,614	(47,171)
MassMutual Select Strategic Bond Fund, Class I	15,105	1,569	1,129	15,545	153,894	4,629	-	(100)
MassMutual Select Total Return Bond Fund, Class I	38,702	1,273	17,027	22,948	226,726	4,904	619	422
MM MSCI EAFE International Index Fund, Class I	775,589	66,914	59,372	783,131	9,233,112	207,936	21,861	66,479
MM Russell 2000 Small Cap Index Fund, Class I	319,343	21,605	35,884	305,064	3,441,123	40,625	84,028	37,832
MM S&P Mid Cap Index Fund, Class I	324,503	38,021	26,863	335,661	4,054,789	52,366	165,111	57,894
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,024,804	233,935	159,909	2,098,830	3,589,000	-	-	(218,944)
Oppenheimer Developing Markets Fund, Class I	41,519	429	4,843	37,105	1,112,396	11,216	-	(25,168)
Oppenheimer Global Real Estate Fund, Class I**	266,407	27,853	18,494	275,766	3,014,126	28,715	3,568	19,410
Oppenheimer International Bond Fund, Class I**	9,470	45,481	4,524	50,427	277,855	2,083	-	(800)
Oppenheimer Real Estate Fund, Class I**	29,809	3,159	4,240	28,728	771,644	5,960	54,322	10,459

					$100,862,546	$1,279,019	$5,215,761	$26,359

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART In Retirement Fund
Babson Global Floating Rate Fund, Class Y*	96,886	10,439	4,099	103,226	$933,165	$13,275	$-	$(1,271)
MassMutual Premier Core Bond Fund, Class I	1,815,604	258,035	183,241	1,890,398	20,151,644	610,773	274,475	(35,400)
MassMutual Premier Disciplined Growth Fund, Class I	289,223	56,352	31,954	313,621	3,500,012	40,291	242,760	(4,416)
MassMutual Premier Disciplined Value Fund, Class I	222,875	32,911	22,705	233,081	3,489,230	71,504	63,699	9,589
MassMutual Premier High Yield Fund, Class I	111,747	27,249	26,024	112,972	933,147	61,227	-	(25,093)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,060,668	226,113	74,685	1,212,096	12,133,086	143,015	-	(34,747)
MassMutual Premier International Equity Fund, Class I	105,426	14,638	13,391	106,673	1,235,275	13,877	44,439	(44,153)
MassMutual Premier Money Market Fund, Class R5	3,142,007	338,857	221,239	3,259,625	3,259,625	108	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	797,866	103,093	77,270	823,689	8,319,263	214,696	-	(12,342)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,029	37,904	10,979	192,954	1,842,708	14,648	-	(21,479)
MassMutual Select Blue Chip Growth Fund, Class I	35,203	12,703	3,573	44,333	708,891	3,785	106,435	4,142
MassMutual Select Diversified International Fund, Class I	124,485	13,257	10,570	127,172	825,347	1,037	-	(10,197)
MassMutual Select Diversified Value Fund, Class I	44,244	5,965	3,940	46,269	653,787	9,734	-	2,053
MassMutual Select Focused Value Fund, Class I	96,273	33,975	7,732	122,516	2,098,692	36,951	300,386	(2,910)
MassMutual Select Fundamental Growth Fund, Class I	73,933	19,142	9,052	84,023	649,500	5,982	64,186	491
MassMutual Select Fundamental Value Fund, Class I	41,650	12,491	3,682	50,459	581,790	10,244	60,200	(3,031)
MassMutual Select Growth Opportunities Fund, Class I	33,885	9,718	2,654	40,949	445,116	-	44,791	196
MassMutual Select Large Cap Value Fund, Class I	62,890	20,811	5,362	78,339	535,841	15,018	60,178	(10,504)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	37,932	7,117	3,365	41,684	754,900	-	57,528	119
MassMutual Select Mid-Cap Value Fund, Class I	60,167	19,297	4,981	74,483	908,687	12,429	125,506	5,936
MassMutual Select Overseas Fund, Class I	331,447	36,919	28,825	339,541	2,641,627	41,938	-	15,849
MassMutual Select Small Cap Growth Equity Fund, Class I	31,410	13,275	2,569	42,116	520,552	-	105,847	(7,012)
MassMutual Select Small Cap Value Equity Fund, Class I	47,913	7,474	4,954	50,433	734,307	4,259	24,229	797
MassMutual Select Small Company Value Fund, Class I	24,264	9,687	3,342	30,609	310,378	2,098	69,990	(9,356)
MassMutual Select Strategic Bond Fund, Class I	347,700	44,467	42,447	349,720	3,462,226	103,086	-	7,169
MassMutual Select Total Return Bond Fund, Class I	502,567	59,340	41,377	520,530	5,142,834	110,168	13,903	(8,322)
MM MSCI EAFE International Index Fund, Class I	189,134	36,259	15,794	209,599	2,471,168	55,082	5,791	(15,426)
MM Russell 2000 Small Cap Index Fund, Class I	66,082	10,257	7,305	69,034	778,702	9,092	18,805	(3,712)
MM S&P Mid Cap Index Fund, Class I	80,458	16,422	5,987	90,893	1,097,991	14,032	44,242	(739)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,207,584	126,724	166,961	1,167,347	1,996,164	-	-	(181,867)
Oppenheimer Developing Markets Fund, Class I**	16,456	1,230	2,154	15,532	465,653	4,730	-	(13,816)
Oppenheimer Global Real Estate Fund, Class I**	142,682	15,484	15,451	142,715	1,559,876	14,661	1,822	17,700
Oppenheimer International Bond Fund, Class I**	318,517	85,892	30,328	374,081	2,061,187	18,706	-	(16,731)
Oppenheimer Real Estate Fund, Class I**	16,614	2,478	4,230	14,862	399,181	3,032	27,634	(3,336)

					$87,601,552	$1,659,478	$1,756,846	$(401,819)

MM RetireSMART 2010 Fund
Babson Global Floating Rate Fund, Class Y*	119,364	12,853	794	131,423	$1,188,064	$16,774	$-	$(254)
MassMutual Premier Core Bond Fund, Class I	1,718,765	291,931	174,933	1,835,763	19,569,229	604,169	271,507	37,527
MassMutual Premier Disciplined Growth Fund, Class I	329,075	74,258	37,028	366,305	4,087,959	47,945	288,878	(6,215)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2010 Fund (Continued)
MassMutual Premier Disciplined Value Fund, Class I	253,641	44,861	26,280	272,222	$4,075,160	$85,097	$75,808	$9,871
MassMutual Premier High Yield Fund, Class I	136,418	40,474	34,820	142,072	1,173,512	79,852	-	(41,108)
MassMutual Premier Inflation-Protected and Income Fund, Class I	907,815	227,887	64,743	1,070,959	10,720,296	128,463	-	(24,819)
MassMutual Premier International Equity Fund, Class I	148,057	25,052	17,089	156,020	1,806,708	20,667	66,182	(57,069)
MassMutual Premier Money Market Fund, Class R5	1,485,156	238,699	105,510	1,618,345	1,618,345	54	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	603,836	95,819	54,223	645,432	6,518,864	171,384	-	1,839
MassMutual Premier Strategic Emerging Markets Fund, Class I	167,848	44,385	11,171	201,062	1,920,143	15,592	-	(21,205)
MassMutual Select Blue Chip Growth Fund, Class I	44,188	16,667	4,518	56,337	900,823	4,915	138,216	4,786
MassMutual Select Diversified International Fund, Class I	175,007	23,966	13,036	185,937	1,206,734	1,550	-	(13,413)
MassMutual Select Diversified Value Fund, Class I	55,168	8,578	4,970	58,776	830,507	12,641	-	2,321
MassMutual Select Focused Value Fund, Class I	93,853	36,112	7,687	122,278	2,094,621	37,737	306,772	(22,920)
MassMutual Select Fundamental Growth Fund, Class I	92,742	25,555	11,534	106,763	825,277	7,760	83,269	335
MassMutual Select Fundamental Value Fund, Class I	52,126	16,600	4,644	64,082	738,865	13,304	78,176	(1,548)
MassMutual Select Growth Opportunities Fund, Class I	41,888	13,464	3,326	52,026	565,523	-	58,152	747
MassMutual Select Large Cap Value Fund, Class I	78,387	27,913	6,780	99,520	680,715	19,506	78,160	(13,756)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	63,398	13,327	6,324	70,401	1,274,962	-	99,295	1,103
MassMutual Select Mid-Cap Value Fund, Class I	100,448	33,748	8,435	125,761	1,534,285	21,459	216,684	(2,662)
MassMutual Select Overseas Fund, Class I	466,511	65,924	36,002	496,433	3,862,252	62,666	-	(19,134)
MassMutual Select Small Cap Growth Equity Fund, Class I	47,712	20,705	3,978	64,439	796,469	-	165,756	(12,342)
MassMutual Select Small Cap Value Equity Fund, Class I	72,661	12,553	8,070	77,144	1,123,223	6,671	37,948	767
MassMutual Select Small Company Value Fund, Class I	37,329	15,811	6,322	46,818	474,734	3,287	109,654	(11,643)
MassMutual Select Strategic Bond Fund, Class I	329,264	51,120	40,791	339,593	3,361,974	102,266	-	6,555
MassMutual Select Total Return Bond Fund, Class I	477,116	68,401	40,333	505,184	4,991,218	109,125	13,772	(3,234)
MM MSCI EAFE International Index Fund, Class I	270,840	54,863	20,237	305,466	3,601,446	82,030	8,624	(19,118)
MM Russell 2000 Small Cap Index Fund, Class I	99,723	17,066	11,152	105,637	1,191,580	14,240	29,454	(9,177)
MM S&P Mid Cap Index Fund, Class I	134,135	29,472	10,130	153,477	1,854,000	24,223	76,376	6,830
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,210,422	153,892	173,490	1,190,824	2,036,309	-	-	(225,703)
Oppenheimer Developing Markets Fund, Class I**	17,273	1,416	1,953	16,736	501,741	5,162	-	(13,451)
Oppenheimer Global Real Estate Fund, Class I**	147,056	19,830	17,524	149,362	1,632,531	15,620	1,941	16,246
Oppenheimer International Bond Fund, Class I**	278,934	101,479	28,195	352,218	1,940,720	17,636	-	(15,111)
Oppenheimer Real Estate Fund, Class I**	16,997	2,928	4,366	15,559	417,907	3,224	29,381	(7,154)

					$91,116,696	$1,735,019	$2,234,005	$(452,109)

MM RetireSMART 2015 Fund
Babson Global Floating Rate Fund, Class Y*	111,965	25,901	-	137,866	$1,246,305	$17,158	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,487,870	534,543	125,845	1,896,568	20,217,417	621,006	279,074	(30,831)
MassMutual Premier Disciplined Growth Fund, Class I	336,564	139,190	43,557	432,197	4,823,319	56,282	339,109	(31,858)
MassMutual Premier Disciplined Value Fund, Class I	259,351	92,649	30,727	321,273	4,809,454	99,912	89,006	(5,836)
MassMutual Premier High Yield Fund, Class I	134,463	84,717	49,076	170,104	1,405,058	94,612	-	(20,905)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2015 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	763,446	349,310	55,138	1,057,618	$10,586,754	$126,292	$-	$(37,515)
MassMutual Premier International Equity Fund, Class I	163,337	57,817	19,769	201,385	2,332,040	26,545	85,005	(47,987)
MassMutual Premier Money Market Fund, Class R5	843,916	283,201	60,985	1,066,132	1,066,132	36	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	482,576	167,902	43,238	607,240	6,133,121	160,427	-	(5,195)
MassMutual Premier Strategic Emerging Markets Fund, Class I	166,574	77,514	14,982	229,106	2,187,958	17,607	-	(38,216)
MassMutual Select Blue Chip Growth Fund, Class I	48,799	26,906	6,503	69,202	1,106,538	5,964	167,694	2,245
MassMutual Select Diversified International Fund, Class I	193,736	62,131	15,741	240,126	1,558,420	1,976	-	(19,350)
MassMutual Select Diversified Value Fund, Class I	60,938	20,168	8,896	72,210	1,020,334	15,336	-	149
MassMutual Select Focused Value Fund, Class I	88,732	51,622	7,495	132,859	2,275,883	40,460	328,910	(42,137)
MassMutual Select Fundamental Growth Fund, Class I	102,074	44,295	15,749	130,620	1,009,693	9,382	100,672	(3,743)
MassMutual Select Fundamental Value Fund, Class I	57,494	28,504	7,209	78,789	908,442	16,151	94,907	(10,996)
MassMutual Select Growth Opportunities Fund, Class I	46,667	22,224	4,986	63,905	694,644	-	70,554	(1,225)
MassMutual Select Large Cap Value Fund, Class I	86,659	45,660	10,047	122,272	836,338	23,663	94,817	(19,654)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	73,703	29,803	8,331	95,175	1,723,615	-	132,551	1,318
MassMutual Select Mid-Cap Value Fund, Class I	116,908	63,271	10,122	170,057	2,074,698	28,642	289,216	(18,596)
MassMutual Select Overseas Fund, Class I	516,623	168,885	44,212	641,296	4,989,279	79,933	-	(56,435)
MassMutual Select Small Cap Growth Equity Fund, Class I	54,128	36,083	5,273	84,938	1,049,833	-	215,553	(7,900)
MassMutual Select Small Cap Value Equity Fund, Class I	82,153	30,394	10,898	101,649	1,480,007	8,669	49,319	3,710
MassMutual Select Small Company Value Fund, Class I	41,838	27,605	7,690	61,753	626,177	4,275	142,617	(7,696)
MassMutual Select Strategic Bond Fund, Class I	283,714	95,627	28,832	350,509	3,470,040	104,233	-	(5,519)
MassMutual Select Total Return Bond Fund, Class I	412,466	135,879	28,626	519,719	5,134,820	110,928	13,999	(10,401)
MM MSCI EAFE International Index Fund, Class I	302,374	114,472	22,804	394,042	4,645,756	104,491	10,985	(46,582)
MM Russell 2000 Small Cap Index Fund, Class I	112,803	41,039	14,707	139,135	1,569,446	18,502	38,270	(20,705)
MM S&P Mid Cap Index Fund, Class I	155,866	64,740	13,062	207,544	2,507,134	32,336	101,958	(7,279)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,146,499	345,525	177,406	1,314,618	2,247,996	-	-	(203,628)
Oppenheimer Developing Markets Fund, Class I**	16,000	3,431	2,495	16,936	507,753	5,281	-	(16,234)
Oppenheimer Global Real Estate Fund, Class I**	141,913	43,743	19,427	166,229	1,816,888	17,300	2,149	3,739
Oppenheimer International Bond Fund, Class I**	238,572	150,903	25,263	364,212	2,006,811	17,258	-	(8,234)
Oppenheimer Real Estate Fund, Class I**	16,372	5,340	4,418	17,294	464,521	3,521	32,094	(3,403)

					$100,532,624	$1,868,178	$2,678,459	$(716,899)

MM RetireSMART 2020 Fund
Babson Global Floating Rate Fund, Class Y*	755,230	82,857	46,212	791,875	$7,158,548	$102,201	$-	$(33,219)
MassMutual Premier Core Bond Fund, Class I	6,027,819	815,868	352,889	6,490,798	69,191,912	2,135,387	959,620	(110,590)
MassMutual Premier Disciplined Growth Fund, Class I	2,544,950	453,660	206,645	2,791,965	31,158,331	365,409	2,201,638	(57,081)
MassMutual Premier Disciplined Value Fund, Class I	1,961,041	254,658	140,949	2,074,750	31,059,011	648,522	577,730	37,851
MassMutual Premier High Yield Fund, Class I	875,517	198,696	205,727	868,486	7,173,693	488,366	-	(149,147)
MassMutual Premier Inflation-Protected and Income Fund, Class I	3,448,625	782,965	149,997	4,081,593	40,856,745	489,450	-	(125,394)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2020 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	1,242,225	170,562	85,607	1,327,180	$15,368,750	$175,800	$562,956	$(296,455)
MassMutual Premier Money Market Fund, Class R5	4,092,239	478,787	178,481	4,392,545	4,392,545	147	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	2,335,004	304,532	103,411	2,536,125	25,614,859	673,190	-	(24,811)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,302,647	291,960	52,149	1,542,458	14,730,474	119,545	-	(58,332)
MassMutual Select Blue Chip Growth Fund, Class I	646,010	189,156	44,356	790,810	12,645,051	68,889	1,937,081	24,536
MassMutual Select Diversified International Fund, Class I	1,475,423	172,704	66,633	1,581,494	10,263,895	13,158	-	(73,967)
MassMutual Select Diversified Value Fund, Class I	807,904	83,554	66,563	824,895	11,655,762	177,149	-	29,401
MassMutual Select Focused Value Fund, Class I	590,706	179,007	30,351	739,362	12,665,272	227,789	1,851,767	(64,018)
MassMutual Select Fundamental Growth Fund, Class I	1,355,559	276,946	136,936	1,495,569	11,560,746	108,538	1,164,672	(5,138)
MassMutual Select Fundamental Value Fund, Class I	760,110	181,821	42,507	899,424	10,370,358	186,439	1,095,575	(10,017)
MassMutual Select Growth Opportunities Fund, Class I	619,710	140,456	29,838	730,328	7,938,671	-	815,037	(10,603)
MassMutual Select Large Cap Value Fund, Class I	1,147,610	309,794	60,687	1,396,717	9,553,543	273,312	1,095,166	(143,193)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	521,073	89,376	41,345	569,104	10,306,466	-	801,293	32,857
MassMutual Select Mid-Cap Value Fund, Class I	824,625	234,975	43,162	1,016,438	12,400,546	173,128	1,748,182	103,585
MassMutual Select Overseas Fund, Class I	3,936,842	463,387	177,633	4,222,596	32,851,793	532,162	-	271,866
MassMutual Select Small Cap Growth Equity Fund, Class I	398,860	150,405	22,336	526,929	6,512,843	-	1,353,166	(102,167)
MassMutual Select Small Cap Value Equity Fund, Class I	604,064	80,233	53,571	630,726	9,183,365	54,441	309,712	(1,293)
MassMutual Select Small Company Value Fund, Class I	306,741	119,147	43,061	382,827	3,881,864	26,826	894,924	(89,021)
MassMutual Select Strategic Bond Fund, Class I	1,155,538	142,698	98,686	1,199,550	11,875,543	360,464	-	12,528
MassMutual Select Total Return Bond Fund, Class I	1,708,885	181,458	112,888	1,777,455	17,561,255	383,180	48,358	(22,507)
MM MSCI EAFE International Index Fund, Class I	2,330,596	352,348	108,038	2,574,906	30,358,139	690,438	72,586	101,390
MM Russell 2000 Small Cap Index Fund, Class I	830,028	107,507	73,795	863,740	9,742,987	116,236	240,420	29,540
MM S&P Mid Cap Index Fund, Class I	1,096,129	196,084	51,584	1,240,629	14,986,802	195,467	616,315	33,690
Oppenheimer Commodity Strategy Total Return Fund, Class I**	8,566,698	868,441	581,563	8,853,576	15,139,616	-	-	(690,771)
Oppenheimer Developing Markets Fund, Class I**	135,233	6,348	11,719	129,862	3,893,252	39,782	-	(107,105)
Oppenheimer Global Real Estate Fund, Class I**	1,104,458	117,106	83,406	1,138,158	12,440,064	119,017	14,788	89,763
Oppenheimer International Bond Fund, Class I**	1,247,079	471,881	81,457	1,637,503	9,022,642	81,145	-	(47,663)
Oppenheimer Real Estate Fund, Class I**	125,114	18,753	25,291	118,576	3,184,945	24,715	225,267	(332)

					$536,700,288	$9,050,292	$18,586,253	$(1,455,817)

MM RetireSMART 2025 Fund
Babson Global Floating Rate Fund, Class Y*	365,423	98,499	-	463,922	$4,193,859	$57,257	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,173,142	358,773	69,638	1,462,277	15,587,877	468,508	210,543	(16,989)
MassMutual Premier Disciplined Growth Fund, Class I	853,869	304,390	73,362	1,084,897	12,107,450	138,181	832,558	(44,863)
MassMutual Premier Disciplined Value Fund, Class I	658,116	198,539	50,171	806,484	12,073,067	245,279	218,505	(3,430)
MassMutual Premier High Yield Fund, Class I	468,309	246,341	145,000	569,650	4,705,307	303,812	-	(121,991)
MassMutual Premier Inflation-Protected and Income Fund, Class I	714,327	294,273	35,279	973,321	9,742,944	113,954	-	(23,104)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2025 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	468,702	145,754	27,672	586,784	$6,794,958	$75,679	$242,344	$(88,221)
MassMutual Premier Money Market Fund, Class R5	1,078,450	315,366	53,755	1,340,061	1,340,061	44	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	429,337	134,018	21,550	541,805	5,472,228	140,032	-	(3,058)
MassMutual Premier Strategic Emerging Markets Fund, Class I	476,187	200,405	18,839	657,753	6,281,539	49,378	-	(52,874)
MassMutual Select Blue Chip Growth Fund, Class I	248,319	119,621	18,252	349,688	5,591,517	29,673	834,377	12,162
MassMutual Select Diversified International Fund, Class I	559,281	169,101	28,576	699,806	4,541,739	5,672	-	(37,397)
MassMutual Select Diversified Value Fund, Class I	310,146	83,230	28,293	365,083	5,158,616	76,323	-	(523)
MassMutual Select Focused Value Fund, Class I	186,792	93,991	11,405	269,378	4,614,437	80,729	656,271	(58,926)
MassMutual Select Fundamental Growth Fund, Class I	518,616	193,732	53,566	658,782	5,092,383	46,622	500,282	(5,958)
MassMutual Select Fundamental Value Fund, Class I	291,623	124,704	18,147	398,180	4,591,020	80,334	472,066	(31,036)
MassMutual Select Growth Opportunities Fund, Class I	239,284	97,962	14,388	322,858	3,509,463	-	350,999	(7,345)
MassMutual Select Large Cap Value Fund, Class I	440,494	201,843	24,503	617,834	4,225,981	117,718	471,697	(59,251)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	185,478	64,066	15,274	234,270	4,242,622	-	321,325	(2,156)
MassMutual Select Mid-Cap Value Fund, Class I	294,407	140,108	15,902	418,613	5,107,074	69,424	701,020	(28,150)
MassMutual Select Overseas Fund, Class I	1,490,710	454,290	76,065	1,868,935	14,540,313	229,408	-	(103,771)
MassMutual Select Small Cap Growth Equity Fund, Class I	161,572	96,737	11,162	247,147	3,054,733	-	616,997	(39,640)
MassMutual Select Small Cap Value Equity Fund, Class I	244,165	75,722	24,014	295,873	4,307,918	24,820	141,200	8,859
MassMutual Select Small Company Value Fund, Class I	123,162	74,504	17,866	179,800	1,823,167	12,241	408,349	(28,587)
MassMutual Select Strategic Bond Fund, Class I	221,891	64,456	16,442	269,905	2,672,057	79,090	-	(3,647)
MassMutual Select Total Return Bond Fund, Class I	337,311	86,902	25,869	398,344	3,935,638	83,826	10,579	(8,387)
MM MSCI EAFE International Index Fund, Class I	890,523	294,715	46,244	1,138,994	13,428,744	297,451	31,271	(95,255)
MM Russell 2000 Small Cap Index Fund, Class I	335,145	102,297	32,470	404,972	4,568,081	52,986	109,596	(49,269)
MM S&P Mid Cap Index Fund, Class I	390,516	141,272	20,942	510,846	6,171,018	78,375	247,118	(9,608)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,954,634	822,797	153,781	3,623,650	6,196,442	-	-	(216,064)
Oppenheimer Developing Markets Fund, Class I**	47,101	8,493	6,083	49,511	1,484,326	15,179	-	(59,138)
Oppenheimer Global Real Estate Fund, Class I**	384,725	104,611	27,308	462,028	5,049,962	47,057	5,847	5,440
Oppenheimer International Bond Fund, Class I**	419,190	224,169	29,466	613,893	3,382,548	28,922	-	(12,007)
Oppenheimer Real Estate Fund, Class I**	43,037	13,003	7,938	48,102	1,292,012	9,672	88,151	(10,672)

					$196,881,101	$3,057,646	$7,471,095	$(1,194,856)

MM RetireSMART 2030 Fund
Babson Global Floating Rate Fund, Class Y*	1,321,271	222,769	-	1,544,040	$13,958,118	$194,254	$-	$-
MassMutual Premier Core Bond Fund, Class I	2,269,259	321,938	175,188	2,416,009	25,754,656	790,051	355,039	(33,656)
MassMutual Premier Disciplined Growth Fund, Class I	2,611,518	480,805	202,030	2,890,293	32,255,665	375,956	2,265,184	(61,923)
MassMutual Premier Disciplined Value Fund, Class I	2,013,100	272,047	137,499	2,147,648	32,150,292	667,163	594,336	33,360
MassMutual Premier High Yield Fund, Class I	1,617,147	388,978	293,160	1,712,965	14,149,087	950,731	-	(284,278)
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,472,225	345,913	62,120	1,756,018	17,577,740	209,437	-	(22,221)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2030 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	1,631,848	241,343	79,092	1,794,099	$20,775,663	$236,216	$756,422	$(287,386)
MassMutual Premier Money Market Fund, Class R5	2,812,347	349,750	117,740	3,044,357	3,044,357	102	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	760,069	102,607	38,361	824,315	8,325,584	217,497	-	(8,991)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,558,839	368,450	61,825	1,865,464	17,815,178	143,356	-	(73,507)
MassMutual Select Blue Chip Growth Fund, Class I	872,898	254,261	60,226	1,066,933	17,060,255	92,671	2,605,821	21,284
MassMutual Select Diversified International Fund, Class I	1,947,277	276,287	85,863	2,137,701	13,873,680	17,734	-	(97,689)
MassMutual Select Diversified Value Fund, Class I	1,089,633	117,358	94,159	1,112,832	15,724,311	238,269	-	43,350
MassMutual Select Focused Value Fund, Class I	528,574	160,786	32,332	657,028	11,254,895	201,823	1,640,685	(104,613)
MassMutual Select Fundamental Growth Fund, Class I	1,828,161	381,068	194,365	2,014,864	15,574,897	145,813	1,564,655	(12,031)
MassMutual Select Fundamental Value Fund, Class I	1,024,867	249,300	60,773	1,213,394	13,990,430	250,753	1,473,506	(65,330)
MassMutual Select Growth Opportunities Fund, Class I	837,667	189,968	42,373	985,262	10,709,801	-	1,096,290	4,749
MassMutual Select Large Cap Value Fund, Class I	1,547,837	420,700	84,389	1,884,148	12,887,569	367,603	1,472,998	(208,790)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	608,317	107,607	49,587	666,337	12,067,366	-	935,476	22,850
MassMutual Select Mid-Cap Value Fund, Class I	963,752	278,224	52,000	1,189,976	14,517,713	202,096	2,040,683	106,577
MassMutual Select Overseas Fund, Class I	5,190,155	746,569	229,095	5,707,629	44,405,357	717,200	-	312,941
MassMutual Select Small Cap Growth Equity Fund, Class I	592,419	230,186	34,447	788,158	9,741,627	-	2,017,517	(156,210)
MassMutual Select Small Cap Value Equity Fund, Class I	895,102	124,172	75,842	943,432	13,736,376	81,170	461,770	(7,346)
MassMutual Select Small Company Value Fund, Class I	453,486	182,125	63,047	572,564	5,805,803	39,993	1,334,186	(179,943)
MassMutual Select Strategic Bond Fund, Class I	425,777	56,298	35,859	446,216	4,417,535	133,723	-	(5,370)
MassMutual Select Total Return Bond Fund, Class I	678,359	70,839	89,683	659,515	6,516,012	141,820	17,898	(28,496)
MM MSCI EAFE International Index Fund, Class I	3,114,841	497,769	139,554	3,473,056	40,947,330	928,556	97,619	98,015
MM Russell 2000 Small Cap Index Fund, Class I	1,227,537	166,065	101,869	1,291,733	14,570,745	173,282	358,411	19,996
MM S&P Mid Cap Index Fund, Class I	1,278,230	237,804	63,593	1,452,441	17,545,487	228,164	719,410	(26,234)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	9,475,667	1,102,230	438,533	10,139,364	17,338,313	-	-	(558,810)
Oppenheimer Developing Markets Fund, Class I**	161,683	7,045	13,626	155,102	4,649,946	47,834	-	(91,177)
Oppenheimer Global Real Estate Fund, Class I**	1,238,574	141,784	83,183	1,297,175	14,178,126	134,837	16,753	86,122
Oppenheimer International Bond Fund, Class I**	1,233,819	401,363	73,613	1,561,569	8,604,244	78,001	-	(44,917)
Oppenheimer Real Estate Fund, Class I**	137,895	21,899	24,664	135,130	3,629,605	28,171	256,762	(5,962)

					$529,553,763	$8,034,276	$22,081,421	$(1,615,636)

MM RetireSMART 2035 Fund
Babson Global Floating Rate Fund, Class Y*	216,195	66,844	-	283,039	$2,558,676	$34,730	$-	$-
MassMutual Premier Core Bond Fund, Class I	427,358	139,205	31,323	535,240	5,705,662	171,412	77,031	(1,887)
MassMutual Premier Disciplined Growth Fund, Class I	586,126	222,587	45,667	763,046	8,515,596	97,165	585,434	(24,982)
MassMutual Premier Disciplined Value Fund, Class I	451,657	146,170	30,605	567,222	8,491,310	172,476	153,649	(763)
MassMutual Premier High Yield Fund, Class I	268,380	153,627	76,431	345,576	2,854,454	184,340	-	(65,349)
MassMutual Premier Inflation-Protected and Income Fund, Class I	230,310	102,564	9,856	323,018	3,233,408	37,807	-	(4,757)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2035 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	393,751	134,739	16,615	511,875	$5,927,516	$66,009	$211,377	$(56,826)
MassMutual Premier Money Market Fund, Class R5	556,108	174,733	23,985	706,856	706,856	23	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	140,474	45,819	7,672	178,621	1,804,077	46,138	-	315
MassMutual Premier Strategic Emerging Markets Fund, Class I	384,022	174,301	12,888	545,435	5,208,906	40,888	-	(33,978)
MassMutual Select Blue Chip Growth Fund, Class I	228,642	115,610	16,120	328,132	5,246,825	27,768	780,817	13,727
MassMutual Select Diversified International Fund, Class I	470,664	160,543	20,693	610,514	3,962,233	4,935	-	(24,744)
MassMutual Select Diversified Value Fund, Class I	285,433	82,154	24,963	342,624	4,841,280	71,432	-	3,026
MassMutual Select Focused Value Fund, Class I	126,809	66,987	8,348	185,448	3,176,717	55,414	450,479	(40,151)
MassMutual Select Fundamental Growth Fund, Class I	478,129	188,497	48,518	618,108	4,777,974	43,629	468,161	(2,339)
MassMutual Select Fundamental Value Fund, Class I	268,296	121,043	15,637	373,702	4,308,789	75,187	441,825	(24,869)
MassMutual Select Growth Opportunities Fund, Class I	220,017	95,651	12,733	302,935	3,292,901	-	328,459	(5,219)
MassMutual Select Large Cap Value Fund, Class I	405,396	195,783	21,331	579,848	3,966,157	110,180	441,492	(51,500)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	148,466	54,310	11,199	191,577	3,469,465	-	262,067	(1,748)
MassMutual Select Mid-Cap Value Fund, Class I	235,485	118,257	11,369	342,373	4,176,956	56,627	571,797	(20,864)
MassMutual Select Overseas Fund, Class I	1,253,605	431,808	55,014	1,630,399	12,684,506	199,596	-	(73,492)
MassMutual Select Small Cap Growth Equity Fund, Class I	145,779	92,198	8,699	229,278	2,833,877	-	570,773	(31,753)
MassMutual Select Small Cap Value Equity Fund, Class I	220,213	73,243	18,913	274,543	3,997,340	22,965	130,647	10,382
MassMutual Select Small Company Value Fund, Class I	111,290	70,754	15,260	166,784	1,691,187	11,322	377,708	(11,128)
MassMutual Select Strategic Bond Fund, Class I	79,018	24,999	5,254	98,763	977,758	28,860	-	(957)
MassMutual Select Total Return Bond Fund, Class I	129,528	33,382	17,378	145,532	1,437,855	30,545	3,855	(2,297)
MM MSCI EAFE International Index Fund, Class I	754,268	270,349	33,450	991,167	11,685,861	258,146	27,139	(64,041)
MM Russell 2000 Small Cap Index Fund, Class I	302,125	98,978	25,342	375,761	4,238,588	49,025	101,402	(35,010)
MM S&P Mid Cap Index Fund, Class I	312,159	120,951	15,231	417,879	5,047,981	63,936	201,592	(3,650)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,191,242	739,218	100,935	2,829,525	4,838,488	-	-	(142,425)
Oppenheimer Developing Markets Fund, Class I**	38,546	7,541	4,062	42,025	1,259,913	12,913	-	(37,977)
Oppenheimer Global Real Estate Fund, Class I**	286,878	86,820	11,746	361,952	3,956,132	36,870	4,581	469
Oppenheimer International Bond Fund, Class I**	219,339	135,501	13,705	341,135	1,879,656	15,924	-	(4,504)
Oppenheimer Real Estate Fund, Class I**	31,884	10,425	4,620	37,689	1,012,329	7,575	69,039	(4,805)

					$143,767,229	$2,033,837	$6,259,324	$(744,096)

MM RetireSMART 2040 Fund
Babson Global Floating Rate Fund, Class Y*	461,714	59,497	-	521,211	$4,711,744	$66,095	$-	$-
MassMutual Premier Core Bond Fund, Class I	1,031,928	136,095	96,380	1,071,643	11,423,712	355,393	159,710	(19,775)
MassMutual Premier Disciplined Growth Fund, Class I	1,387,125	240,139	119,167	1,508,097	16,830,367	199,006	1,199,037	(48,907)
MassMutual Premier Disciplined Value Fund, Class I	1,069,348	133,307	82,099	1,120,556	16,774,730	353,178	314,626	11,978
MassMutual Premier High Yield Fund, Class I	561,371	123,042	112,355	572,058	4,725,203	326,430	-	(123,831)
MassMutual Premier Inflation-Protected and Income Fund, Class I	457,862	102,758	23,143	537,477	5,380,147	64,931	-	(14,935)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2040 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	1,013,810	141,618	51,522	1,103,906	$12,783,226	$147,397	$472,001	$(194,376)
MassMutual Premier Money Market Fund, Class R5	1,396,893	145,749	69,953	1,472,689	1,472,689	50	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	333,056	41,764	24,843	349,977	3,534,772	93,702	-	(386)
MassMutual Premier Strategic Emerging Markets Fund, Class I	990,736	223,997	44,553	1,170,180	11,175,214	91,275	-	(84,444)
MassMutual Select Blue Chip Growth Fund, Class I	632,413	175,602	50,230	757,785	12,116,975	66,584	1,872,274	14,558
MassMutual Select Diversified International Fund, Class I	1,211,997	166,629	63,383	1,315,243	8,535,926	11,036	-	(72,189)
MassMutual Select Diversified Value Fund, Class I	789,658	76,704	76,138	790,224	11,165,872	171,217	-	31,707
MassMutual Select Focused Value Fund, Class I	322,426	93,540	23,659	392,307	6,720,222	122,016	991,908	(99,293)
MassMutual Select Fundamental Growth Fund, Class I	1,323,867	260,880	153,981	1,430,766	11,059,824	104,699	1,123,474	(15,155)
MassMutual Select Fundamental Value Fund, Class I	742,512	171,166	52,064	861,614	9,934,404	180,205	1,058,944	(76,668)
MassMutual Select Growth Opportunities Fund, Class I	607,325	130,435	37,963	699,797	7,606,793	-	787,643	6,831
MassMutual Select Large Cap Value Fund, Class I	1,122,131	289,976	74,088	1,338,019	9,152,049	264,153	1,058,467	(182,234)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	385,518	64,007	33,801	415,724	7,528,754	-	590,392	11,712
MassMutual Select Mid-Cap Value Fund, Class I	611,200	168,759	37,680	742,279	9,055,799	127,556	1,288,009	69,696
MassMutual Select Overseas Fund, Class I	3,226,990	454,292	169,673	3,511,609	27,320,318	446,363	-	138,836
MassMutual Select Small Cap Growth Equity Fund, Class I	380,990	143,099	24,579	499,510	6,173,942	-	1,294,358	(115,741)
MassMutual Select Small Cap Value Equity Fund, Class I	576,371	73,518	52,051	597,838	8,704,525	52,083	296,297	(9,700)
MassMutual Select Small Company Value Fund, Class I	291,916	113,739	42,803	362,852	3,679,319	25,669	856,327	(130,614)
MassMutual Select Strategic Bond Fund, Class I	190,934	23,554	16,603	197,885	1,959,063	59,961	-	(4,220)
MassMutual Select Total Return Bond Fund, Class I	317,907	29,073	54,733	292,247	2,887,400	63,516	8,016	(19,515)
MM MSCI EAFE International Index Fund, Class I	1,943,084	291,412	103,455	2,131,041	25,124,973	576,425	60,600	55,274
MM Russell 2000 Small Cap Index Fund, Class I	790,014	98,429	69,687	818,756	9,235,566	111,196	229,997	(49,953)
MM S&P Mid Cap Index Fund, Class I	809,975	142,444	46,327	906,092	10,945,592	144,016	454,089	(23,667)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	5,454,483	733,951	305,183	5,883,251	10,060,359	-	-	(384,682)
Oppenheimer Developing Markets Fund, Class I**	101,818	4,819	9,371	97,266	2,916,038	30,212	-	(55,110)
Oppenheimer Global Real Estate Fund, Class I**	707,812	91,302	34,445	764,669	8,357,827	80,537	10,007	29,930
Oppenheimer International Bond Fund, Class I**	508,717	190,888	38,287	661,318	3,643,862	32,975	-	(23,174)
Oppenheimer Real Estate Fund, Class I**	78,982	12,158	11,463	79,677	2,140,121	16,742	152,592	(3,429)

					$304,837,327	$4,384,618	$14,278,768	$(1,381,476)

MM RetireSMART 2045 Fund
Babson Global Floating Rate Fund, Class Y*	65,889	20,369	-	86,258	$779,774	$10,585	$-	$-
MassMutual Premier Core Bond Fund, Class I	169,488	55,928	6,787	218,629	2,330,589	71,293	32,038	(3,218)
MassMutual Premier Disciplined Growth Fund, Class I	284,773	96,668	25,577	355,864	3,971,445	46,152	278,069	(18,212)
MassMutual Premier Disciplined Value Fund, Class I	219,478	62,486	17,437	264,527	3,959,975	81,926	72,983	(2,550)
MassMutual Premier High Yield Fund, Class I	81,974	41,691	15,905	107,760	890,100	59,470	-	(17,723)
MassMutual Premier Inflation-Protected and Income Fund, Class I	60,730	30,759	2,596	88,893	889,816	10,575	-	(526)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2045 Fund (Continued)
MassMutual Premier International Equity Fund, Class I	227,087	69,189	10,476	285,800	$3,309,562	$37,520	$120,149	$(38,462)
MassMutual Premier Money Market Fund, Class R5	236,659	84,051	9,900	310,810	310,810	10	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	53,783	18,795	2,292	70,286	709,884	18,492	-	(151)
MassMutual Premier Strategic Emerging Markets Fund, Class I	227,830	91,322	8,336	310,816	2,968,294	23,793	-	(23,200)
MassMutual Select Blue Chip Growth Fund, Class I	151,515	70,047	11,690	209,872	3,355,851	18,073	508,188	5,464
MassMutual Select Diversified International Fund, Class I	271,628	80,920	11,761	340,787	2,211,705	2,803	-	(14,455)
MassMutual Select Diversified Value Fund, Class I	188,825	47,564	17,343	219,046	3,095,125	46,489	-	1,182
MassMutual Select Focused Value Fund, Class I	71,636	34,622	5,668	100,590	1,723,098	30,618	248,901	(29,332)
MassMutual Select Fundamental Growth Fund, Class I	316,301	113,035	34,456	394,880	3,052,420	28,344	304,142	(5,061)
MassMutual Select Fundamental Value Fund, Class I	177,855	72,819	11,724	238,950	2,755,088	48,944	287,611	(21,105)
MassMutual Select Growth Opportunities Fund, Class I	145,426	57,660	9,309	193,777	2,106,353	-	213,780	(5,598)
MassMutual Select Large Cap Value Fund, Class I	268,405	119,150	16,762	370,793	2,536,226	71,710	287,343	(42,718)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	86,925	28,637	7,030	108,532	1,965,509	-	151,066	(3,222)
MassMutual Select Mid-Cap Value Fund, Class I	138,015	63,935	8,029	193,921	2,365,831	32,644	329,631	(16,763)
MassMutual Select Overseas Fund, Class I	723,451	218,228	31,428	910,251	7,081,750	113,399	-	(45,213)
MassMutual Select Small Cap Growth Equity Fund, Class I	86,847	51,014	5,785	132,076	1,632,453	-	334,973	(25,208)
MassMutual Select Small Cap Value Equity Fund, Class I	131,283	38,553	11,758	158,078	2,301,616	13,474	76,656	5,068
MassMutual Select Small Company Value Fund, Class I	66,453	39,382	9,753	96,082	974,271	6,648	221,784	(22,430)
MassMutual Select Strategic Bond Fund, Class I	30,464	11,131	1,253	40,342	399,386	11,987	-	(405)
MassMutual Select Total Return Bond Fund, Class I	53,379	11,677	5,689	59,367	586,544	12,661	1,598	(1,458)
MM MSCI EAFE International Index Fund, Class I	436,302	135,929	20,188	552,043	6,508,589	146,323	15,383	(40,969)
MM Russell 2000 Small Cap Index Fund, Class I	179,822	52,206	15,573	216,455	2,441,616	28,770	59,508	(22,194)
MM S&P Mid Cap Index Fund, Class I	183,022	64,092	10,428	236,686	2,859,162	36,858	116,215	(1,856)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	1,168,034	373,421	54,431	1,487,024	2,542,810	-	-	(77,783)
Oppenheimer Developing Markets Fund, Class I**	22,120	3,732	2,157	23,695	710,373	7,264	-	(20,464)
Oppenheimer Global Real Estate Fund, Class I**	151,546	47,314	6,110	192,750	2,106,759	19,977	2,482	(86)
Oppenheimer International Bond Fund, Class I**	76,242	63,076	5,106	134,212	739,509	6,129	-	(1,894)
Oppenheimer Real Estate Fund, Class I**	16,934	5,094	1,968	20,060	538,814	4,112	37,479	(2,875)

					$76,711,107	$1,047,043	$3,699,979	$(493,417)

MM RetireSMART 2050 Fund
Babson Global Floating Rate Fund, Class Y*	65,429	7,775	2,328	70,876	$640,719	$9,070	$-	$(722)
MassMutual Premier Core Bond Fund, Class I	164,278	27,042	16,960	174,360	1,858,680	56,243	25,275	(1,754)
MassMutual Premier Disciplined Growth Fund, Class I	525,620	111,972	35,154	602,438	6,723,211	77,269	465,557	(4,015)
MassMutual Premier Disciplined Value Fund, Class I	405,247	66,140	23,612	447,775	6,703,190	137,147	122,177	10,394
MassMutual Premier High Yield Fund, Class I	76,145	21,870	14,303	83,712	691,463	45,241	-	(6,113)
MassMutual Premier Inflation-Protected and Income Fund, Class I	54,621	17,896	1,503	71,014	710,849	8,365	-	(541)
MassMutual Premier International Equity Fund, Class I	416,552	78,645	10,823	484,374	5,609,052	62,910	201,454	(40,924)
MassMutual Premier Money Market Fund, Class R5	221,292	32,436	5,856	247,872	247,872	8	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	50,292	8,359	2,679	55,972	565,322	14,560	-	208
MassMutual Premier Strategic Emerging Markets Fund, Class I	414,561	115,948	8,830	521,679	4,982,034	39,540	-	(13,478)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2050 Fund (Continued)
MassMutual Select Blue Chip Growth Fund, Class I	279,398	90,173	14,271	355,300	$5,681,246	$30,265	$851,010	$14,836
MassMutual Select Diversified International Fund, Class I	499,111	91,845	13,454	577,502	3,747,988	4,698	-	(14,675)
MassMutual Select Diversified Value Fund, Class I	348,981	46,879	25,021	370,839	5,239,952	77,832	-	14,575
MassMutual Select Focused Value Fund, Class I	132,088	44,405	6,432	170,061	2,913,149	51,167	415,953	(20,035)
MassMutual Select Fundamental Growth Fund, Class I	584,315	137,815	52,838	669,292	5,173,631	47,539	510,122	5,613
MassMutual Select Fundamental Value Fund, Class I	327,962	89,943	13,479	404,426	4,663,029	81,919	481,383	(8,941)
MassMutual Select Growth Opportunities Fund, Class I	268,928	69,349	10,260	328,017	3,565,548	-	357,975	4,237
MassMutual Select Large Cap Value Fund, Class I	496,099	150,317	18,752	627,664	4,293,222	120,057	481,072	(38,049)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	160,581	33,017	9,785	183,813	3,328,860	-	253,095	6,529
MassMutual Select Mid-Cap Value Fund, Class I	254,908	82,031	8,545	328,394	4,006,406	54,677	552,104	(6,912)
MassMutual Select Overseas Fund, Class I	1,327,387	250,697	35,856	1,542,228	11,998,530	190,039	-	(31,647)
MassMutual Select Small Cap Growth Equity Fund, Class I	159,912	68,539	5,225	223,226	2,759,077	-	559,607	(26,088)
MassMutual Select Small Cap Value Equity Fund, Class I	241,907	40,718	15,356	267,269	3,891,435	22,515	128,087	1,795
MassMutual Select Small Company Value Fund, Class I	122,156	53,899	13,757	162,298	1,645,699	11,096	370,180	(26,185)
MassMutual Select Strategic Bond Fund, Class I	27,575	5,320	725	32,170	318,487	9,461	-	(134)
MassMutual Select Total Return Bond Fund, Class I	57,476	5,917	16,053	47,340	467,720	9,997	1,262	(185)
MM MSCI EAFE International Index Fund, Class I	802,797	154,365	21,834	935,328	11,027,515	245,203	25,778	(44,723)
MM Russell 2000 Small Cap Index Fund, Class I	331,450	54,662	20,262	365,850	4,126,793	48,065	99,416	(20,513)
MM S&P Mid Cap Index Fund, Class I	337,597	73,738	10,449	400,886	4,842,706	61,742	194,676	5,522
Oppenheimer Commodity Strategy Total Return Fund, Class I**	2,116,174	461,995	62,033	2,516,136	4,302,592	-	-	(87,749)
Oppenheimer Developing Markets Fund, Class I**	41,846	3,225	3,086	41,985	1,258,711	12,777	-	(21,304)
Oppenheimer Global Real Estate Fund, Class I**	278,969	55,318	6,990	327,297	3,577,355	33,586	4,173	5,277
Oppenheimer International Bond Fund, Class I**	49,928	59,447	2,998	106,377	586,140	4,701	-	(573)
Oppenheimer Real Estate Fund, Class I**	30,937	6,260	3,127	34,070	915,127	6,950	63,349	(6,120)

					$123,063,310	$1,574,639	$6,163,705	$(352,394)

MM RetireSMART 2055 Fund
Babson Global Floating Rate Fund, Class Y*	6,444	1,841	-	8,285	$74,897	$1,019	$-	$-
MassMutual Premier Core Bond Fund, Class I	17,126	7,592	1,611	23,107	246,325	7,356	3,306	(231)
MassMutual Premier Disciplined Growth Fund, Class I	55,368	28,472	3,827	80,013	892,942	10,126	61,013	(4,665)
MassMutual Premier Disciplined Value Fund, Class I	42,673	19,310	2,477	59,506	890,811	17,982	16,019	(875)
MassMutual Premier High Yield Fund, Class I	8,404	6,519	2,678	12,245	101,145	6,476	-	(200)
MassMutual Premier Inflation-Protected and Income Fund, Class I	5,758	3,756	191	9,323	93,328	1,085	-	(67)
MassMutual Premier International Equity Fund, Class I	44,123	21,382	1,395	64,110	742,398	8,218	26,318	(4,633)
MassMutual Premier Money Market Fund, Class R5	23,312	10,392	736	32,968	32,968	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	5,304	2,470	313	7,461	75,355	1,915	-	(7)
MassMutual Premier Strategic Emerging Markets Fund, Class I	45,398	27,358	1,442	71,314	681,051	5,296	-	(4,266)
MassMutual Select Blue Chip Growth Fund, Class I	29,554	19,347	1,741	47,160	754,089	3,922	110,287	(387)
MassMutual Select Diversified International Fund, Class I	52,886	25,334	1,699	76,521	496,619	608	-	(2,303)
MassMutual Select Diversified Value Fund, Class I	36,761	15,176	2,649	49,288	696,443	10,095	-	(613)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2055 Fund (Continued)
MassMutual Select Focused Value Fund, Class I	14,011	9,606	908	22,709	$389,007	$6,662	$54,156	$(5,317)
MassMutual Select Fundamental Growth Fund, Class I	61,321	32,238	5,223	88,336	682,840	6,131	65,790	(1,813)
MassMutual Select Fundamental Value Fund, Class I	34,633	20,705	1,569	53,769	619,962	10,627	62,451	(3,344)
MassMutual Select Growth Opportunities Fund, Class I	28,498	16,433	1,427	43,504	472,887	-	46,362	(574)
MassMutual Select Large Cap Value Fund, Class I	52,240	33,270	2,163	83,347	570,094	15,561	62,352	(5,514)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	16,862	8,460	950	24,372	441,380	-	32,766	(645)
MassMutual Select Mid-Cap Value Fund, Class I	26,828	17,697	955	43,570	531,557	7,080	71,492	(2,573)
MassMutual Select Overseas Fund, Class I	140,887	68,177	4,562	204,502	1,591,022	24,600	-	(6,590)
MassMutual Select Small Cap Growth Equity Fund, Class I	16,944	13,713	831	29,826	368,650	-	72,895	(4,236)
MassMutual Select Small Cap Value Equity Fund, Class I	25,550	11,976	1,814	35,712	519,972	2,932	16,683	284
MassMutual Select Small Company Value Fund, Class I	12,843	10,439	1,559	21,723	220,272	1,447	48,281	(3,290)
MassMutual Select Strategic Bond Fund, Class I	2,906	1,441	92	4,255	42,121	1,222	-	(28)
MassMutual Select Total Return Bond Fund, Class I	5,856	1,835	1,461	6,230	61,556	1,286	162	(15)
MM MSCI EAFE International Index Fund, Class I	85,098	41,877	2,777	124,198	1,464,297	31,779	3,341	(6,612)
MM Russell 2000 Small Cap Index Fund, Class I	35,011	16,229	2,379	48,861	551,152	6,258	12,945	(3,369)
MM S&P Mid Cap Index Fund, Class I	35,588	18,884	1,270	53,202	642,676	7,998	25,217	(1,374)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	223,578	120,946	8,001	336,523	575,454	-	-	(10,536)
Oppenheimer Developing Markets Fund, Class I**	4,102	1,083	399	4,786	143,495	1,471	-	(4,264)
Oppenheimer Global Real Estate Fund, Class I**	29,153	14,766	883	43,036	470,382	4,362	542	(151)
Oppenheimer International Bond Fund, Class I**	5,543	9,340	379	14,504	79,916	589	-	(83)
Oppenheimer Real Estate Fund, Class I**	3,252	1,573	353	4,472	120,114	882	8,037	(469)

					$16,337,177	$204,986	$800,415	$(78,760)

MM RetireSMART 2060 Fund
Babson Global Floating Rate Fund, Class Y*	-	5,906	74	5,832	$52,718	$375	$-	$(4)
MassMutual Premier Core Bond Fund, Class I	-	14,053	171	13,882	147,986	4,534	2,038	(15)
MassMutual Premier Disciplined Growth Fund, Class I	-	47,423	562	46,861	522,973	6,087	36,677	(139)
MassMutual Premier Disciplined Value Fund, Class I	-	35,410	433	34,977	523,604	10,851	9,666	(57)
MassMutual Premier High Yield Fund, Class I	-	6,405	76	6,329	52,274	3,497	-	(12)
MassMutual Premier Inflation-Protected and Income Fund, Class I	-	5,651	71	5,580	55,855	665	-	(2)
MassMutual Premier International Equity Fund, Class I	-	38,453	463	37,990	439,921	4,996	15,997	(10)
MassMutual Premier Money Market Fund, Class R5	-	20,005	252	19,753	19,753	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class I	-	4,434	55	4,379	44,228	1,154	-	(3)
MassMutual Premier Strategic Emerging Markets Fund, Class I	-	40,732	523	40,209	383,994	3,106	-	(138)
MassMutual Select Blue Chip Growth Fund, Class I	-	27,796	308	27,488	439,532	2,361	66,389	(229)
MassMutual Select Diversified International Fund, Class I	-	46,016	582	45,434	294,865	373	-	(13)
MassMutual Select Diversified Value Fund, Class I	-	29,302	367	28,935	408,850	6,125	-	(38)
MassMutual Select Focused Value Fund, Class I	-	13,840	152	13,688	234,474	4,155	33,776	(106)
MassMutual Select Fundamental Growth Fund, Class I	-	50,243	581	49,662	383,884	3,556	38,159	(136)
MassMutual Select Fundamental Value Fund, Class I	-	32,062	366	31,696	365,450	6,475	38,051	(143)
MassMutual Select Growth Opportunities Fund, Class I	-	25,691	299	25,392	276,014	-	27,942	(84)
MassMutual Select Large Cap Value Fund, Class I	-	49,248	551	48,697	333,086	9,393	37,639	(138)
MassMutual Select Mid Cap Growth Equity II Fund, Class I	-	14,405	171	14,234	257,781	-	19,764	(55)
MassMutual Select Mid-Cap Value Fund, Class I	-	25,792	286	25,506	311,178	4,283	43,247	(138)
MassMutual Select Overseas Fund, Class I	-	123,755	1,543	122,212	950,810	15,185	-	(46)
MassMutual Select Small Cap Growth Equity Fund, Class I	-	17,416	183	17,233	212,999	-	43,581	(126)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/15	Purchases	Sales	Number of Shares Held as of 12/31/15	Value as of 12/31/15	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
MM RetireSMART 2060 Fund (Continued)
MassMutual Select Small Cap Value Equity Fund, Class I	-	20,896	253	20,643	$300,556	$1,754	$9,981	$6
MassMutual Select Small Company Value Fund, Class I	-	12,748	131	12,617	127,936	870	29,035	(99)
MassMutual Select Strategic Bond Fund, Class I	-	2,514	31	2,483	24,583	736	-	(1)
MassMutual Select Total Return Bond Fund, Class I	-	3,638	45	3,593	35,503	765	97	(1)
MM MSCI EAFE International Index Fund, Class I	-	75,557	937	74,620	879,775	19,726	2,074	(85)
MM Russell 2000 Small Cap Index Fund, Class I	-	28,417	346	28,071	316,646	3,720	7,695	3
MM S&P Mid Cap Index Fund, Class I	-	31,579	381	31,198	376,878	4,846	15,279	(42)
Oppenheimer Commodity Strategy Total Return Fund, Class I**	-	218,133	2,790	215,343	368,237	-	-	(65)
Oppenheimer Developing Markets Fund, Class I**	-	3,451	44	3,407	102,135	1,003	-	(36)
Oppenheimer Global Real Estate Fund, Class I**	-	26,465	333	26,132	285,624	2,713	337	(22)
Oppenheimer International Bond Fund, Class I**	-	8,442	106	8,336	45,929	178	-	(2)
Oppenheimer Real Estate Fund, Class I**	-	2,725	32	2,693	72,327	556	5,072	(12)

					$9,648,358	$124,039	$482,496	$(1,988)

*	Fund advised by Babson Capital Management LLC.
**	Fund advised by OFI Global Asset Management, Inc.

5. New Accounting Pronouncements

In May 2015, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”) to address the diversity in practice of how investments measured at net asset value with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. ASU 2015-07 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2015. Management is currently evaluating the implications of these changes and their impact to the financial statements.

6. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Subsequent Events

Management has evaluated the events and transactions subsequent to December 31, 2015, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	2/25/16

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	2/25/16